                         ----------------------------
                               THE BRINSON FUNDS
                              BRINSON GLOBAL FUND

                           BRINSON GLOBAL EQUITY FUND

                            BRINSON GLOBAL BOND FUND
                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1996


                                                          LOGO

                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
                         ----------------------------

                    TRUSTEES AND OFFICERS


--------------------------------------------------------------------------------
LOGO

TRUSTEES

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob

OFFICERS

Frank K. Reilly, CFA           Carolyn M. Burke, CPA
Chairman of the Board          Assistant Secretary

E. Thomas McFarlan             Catherine E. Macrae
President and Treasurer        Assistant Secretary

Thomas J. Digenan, CFA, CPA    Debra L. Nichols
Assistant Treasurer            Assistant Secretary

Bruce G. Leto
Secretary
                   ------------------------------------------------------------

                     THE FUNDS' ADVISOR -- BRINSON PARTNERS, INC.


--------------------------------------------------------------------------------

LOGO
In 1995, Brinson Partners, Inc. and Swiss Bank Corporation combined their institutional investment management organizations into a single investment management business operating as Brinson Partners, Inc. in North America and SBC Brinson in its other world-wide locations. We are a global investment management organization with over $72 billion in institutional assets under discretionary active management. We are also the investment advisor for SBC Private Banking mutual fund assets which total $47 billion. The firm manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other institutional investors located throughout the world. Our organization employs over 590 people in offices in Chicago, Basel, Frankfurt, Geneva, London, Melbourne, New York, Paris, Singapore, Sydney, Tokyo and Zurich.

Brinson Partners, Inc., an established U.S.-based leader in the investment business located in Chicago, acts as the headquarters of our world-wide investment management process. The firm began managing international securities and venture capital in the early to mid-1970s. Brinson Partners, Inc. pioneered the movement to the active management of global portfolios in the early 1980s for U.S. clients and has offered fully integrated global portfolios since then.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.
                   ------------------------------------------------------------

                    TABLE OF CONTENTS

--------------------------------------------------------------------------------

LOGO

Shareholder Letter............................................................ 4

Global Economic and Market Highlights......................................... 5

Global Fund................................................................... 6

  Schedule of Investments.....................................................10

  Financial Statements........................................................18

  Financial Highlights........................................................21

Global Equity Fund............................................................23

  Schedule of Investments.....................................................27

  Financial Statements........................................................33

  Financial Highlights........................................................36

Global Bond Fund..............................................................38

  Schedule of Investments.....................................................41

  Financial Statements........................................................44

  Financial Highlights........................................................47

The Brinson Funds--Notes to Financial Statements..............................49
                   -------------------------------------------------------------

                    SHAREHOLDER LETTER


--------------------------------------------------------------------------------

LOGO
February 19, 1997

Dear Shareholder:

We appreciate the confidence you have placed in us and are pleased to present you with the December 31, 1996 Semi-Annual Report for the Global Fund, Global Equity Fund and Global Bond Fund. This Report presents our current global economic and market outlook, as well as the Funds' recent investment strategies and performance. To summarize this information:

Global Fund


For the period from August 31, 1992 (performance inception date) to December 31, 1996, the Fund provided an annualized total return of 11.37%. The Fund returned 9.11% in the second half of 1996.

The strategy of underweighting the overpriced equity markets in favor of the attractive bond markets remains in place. A portion of foreign currency exposure is hedged into U.S. dollars.

Global Equity Fund


For the period from January 31, 1994 (performance inception date) to December 31, 1996, the Fund provided an annualized total return of 11.33%. The Fund returned 7.67% in the second half of 1996.

Reflecting only modestly attractive equity markets, the Fund maintains its 15% cash hedge. Primary underweights include the U.S. market, in light of its overvaluation and increasing volatility. A portion of foreign currency exposure is hedged into U.S. dollars.

Global Bond Fund


For the period from July 31, 1993 (performance inception date) to December 31, 1996, the Fund provided an annualized total return of 8.41%. The Fund returned 7.03% in the second half of 1996.

Bond markets are generally attractive. Yields in Japan are unsustainably low, making that market very unattractive. It remains the largest underweight in the portfolio. A portion of foreign currency exposure is hedged into U.S. dollars.

We look forward to the challenges ahead and, as always, welcome your comments and suggestions.

Sincerely,

/s/ Gary P. Brinson
Gary P. Brinson, CFA
President and Chief Investment Officer
Brinson Partners, Inc.
                   ------------------------------------------------------------
4

                    GLOBAL ECONOMIC AND MARKET HIGHLIGHTS


--------------------------------------------------------------------------------

LOGO

A weaker yen is helping Japan recover from its recent recession. Prices at the consumer level appear to have stopped falling, and the economy has started showing real growth, although the expansion has been neither strong nor consistent. The weaker yen and incipient recovery may, however, reduce the pressure to address structural reform. The lack of unequivocal public support for reformist candidates in the most recent election also may delay deregulation.

In pursuit of monetary union, the core European countries are trying to meet the Maastricht criteria. This has produced restrictive fiscal policies at a time of weak economic growth, thus exacerbating structural weaknesses in labor markets. The peripheral European economies have benefited from the drive to EMU, as bond yields and borrowing costs have dropped considerably. The U.S. economy remains among the most productive of the developed countries, due in large part to its flexible labor market.

Increases in oil prices to the $25 per barrel range have not flowed through to higher consumer price inflation. Central banks have been acting more responsibly since the last major bout of inflation around 1980. Increases in the relative prices of inputs are no longer being accommodated and turned into general price increases.

 GLOBAL ENVIRONMENT

                                       6 months  1 year  3 years  Annualized
MAJOR MARKETS                           ended    ended    ended    08/31/92*
Total Return in U.S. Dollars           12/31/96 12/31/96 12/31/96 to 12/31/96
-----------------------------------------------------------------------------
U.S. Equity                              9.92%    21.21%  18.24%     17.31%
Non-U.S. Equities (currency unhedged)    2.19      7.11    8.76      11.51
Non-U.S. Equities (currency hedged)      4.25     14.64    8.16      12.48
U.S. Bonds                               4.94      3.63    6.07       6.82
Non-U.S. Bonds (currency unhedged)       5.45      4.10    9.67       8.64
Non-U.S. Bonds (currency hedged)         7.98     11.82    8.18       9.79
U.S. Cash Equivalents                    2.56      5.16    4.87       4.26
-----------------------------------------------------------------------------
MAJOR CURRENCIES                       6 months  1 year  3 years  Annualized
Percent Change Relative to U.S.         ended    ended    ended    8/31/92*
Dollars                                12/31/96 12/31/96 12/31/96 to 12/31/96
-----------------------------------------------------------------------------
Yen                                     -5.50%   -11.13%  -1.30%      1.39%
Pound                                   10.14     10.22    4.97      -3.33
Deutschemark                            -1.23     -7.12    4.06      -2.08
Canadian Dollar                         -0.36     -0.50   -1.15      -3.09
-----------------------------------------------------------------------------

*Inception date of the Brinson Global Fund
                   ------------------------------------------------------------

                    GLOBAL FUND


-------------------------------------------------------------------------------

LOGO
The Global Fund is diversified across the equity and fixed income markets of the U.S. and a broad range of other countries. This Fund is actively managed within an asset allocation framework, involving value-based market, currency and individual security selection. Our senior asset allocation, equity and fixed income professionals form the investment team for this portfolio, supported by a globally integrated market analysis system. Security selection within each market is based on the fundamental research of our analytical teams in Chicago, Basel, Frankfurt, London, Melbourne, Paris, Singapore, Sydney and Tokyo.

The Brinson Global Fund has provided an annualized return of 11.37% since its inception on August 31, 1992. This compares with the corresponding 12.86% return of its benchmark, the GSMI Mutual Fund Index. Fund performance over this period was achieved with an annualized volatility of 4.70%, well below the benchmark volatility of 6.03%. For the year ended December 31, 1996, the Fund returned 14.10%, while the benchmark returned 12.53%. For the second half of 1996, the Brinson Global Fund returned 9.11% compared to the 6.60% return of the benchmark. Positive contributors to relative performance were security selection, particularly in the U.S. and in the Japanese equity market, an overweight in emerging markets debt, and the currency risk hedging. The primary negative contributor was the underweight in most equity markets and the overweight in bonds.

Apart from emerging markets debt, which provided a return in 1996 of approximately 40%, bond markets turned in poor performance relative to equities. The U.S. bond market lagged markets elsewhere, with a total return that failed to exceed cash returns. Bond yields in the U.S. rose substantially in the first half of the year on stronger than anticipated economic news. In other developed markets, bond returns were generally quite good. The peripheral European bond markets performed well, as spreads over German yields declined substantially due to the market's anticipation of a single currency in the coming years.

The U.S. equity market return of better than 20% was outdone by many of the European markets which were driven by a combination of lower interest rates and the anticipation of a profits recovery. The Japanese equity market stood in stark contrast with a local currency loss of almost 5% for the year. This was due in part to the failure of government spending programs and loose monetary policy to produce sustained economic growth.

While the emerging debt markets were producing spectacular gains, emerging equities were much more subdued with an aggregate dollar return of under 10%. Returns in the high yield bond market, at over 12%, not surprisingly fell between equity and bond returns.

Currency risk hedges were beneficial during the year, as the overpriced yen and deutschemark-bloc currencies depreciated against the U.S. dollar. The risk hedges also benefitted from interest rates in the U.S. exceeding rates in the overpriced currencies.

Asset allocation strategy continues to underweight equity markets, as prices remain in excess of fundamental value. Bond markets, apart from Japan, remain overweight as they provide the most attractive relative value. Emerging markets debt is also overweight, with small underweights in emerging equity and high yield bonds. Currency strategy remains focused on controlling the risks in overpriced core European currencies, and to a lesser extent the yen.
                   ------------------------------------------------------------
6

                    GLOBAL FUND


--------------------------------------------------------------------------------
LOGO
 TOTAL RETURN

                                  6 months  1 year   3 years   Annualized
                                   ended     ended    ended   8/31/92* to
                                  12/31/96 12/31/96  12/31/96   12/31/96
-------------------------------------------------------------------------
BRINSON GLOBAL FUND                 9.11%    14.10%   11.58%     11.37%
GSMI Mutual Fund Index (currency
 unhedged)**                        6.60     12.53    12.70      12.86
GSMI Mutual Fund Index (currency
 hedged)**                          7.29     14.94    12.60      13.18
-------------------------------------------------------------------------

*Inception date of the Brinson Global Fund.
**An un-managed index compiled by the Advisor, constructed as follows: 40% Wilshire 5000 Index; 22% MSCI Non-U.S. Equity (Free) Index; 19% Salomon BIG Bond Index; 2% International Dollar Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% High Yield Bond Index.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Global Fund and the GSMI Mutual Fund Index (currency unhedged and hedged) if you had invested $100,000 on August 31, 1992, and had reinvested all your income dividends and capital gain distributions through December 31, 1996. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON GLOBAL FUND
VS. GSMI MUTUAL FUND INDEX (CURRENCY UNHEDGED AND HEDGED)
Wealth Value with Dividends Reinvested

                             [GRAPH APPEARS HERE]

                            GSMI Mutual          GSMI Mutual
               Brinson      Fund Index           Fund Index
               Global Fund  (currency unhedged)  (currency hedged)
               -----------  -------------------  -----------------
08/31/92       $100,000     $100,000             $100,000
12/31/92       $103,293     $103,082             $105,615
06/30/93       $110,757     $111,937             $112,864
12/31/93       $114,805     $117,988             $119,787
06/30/94       $111,614     $116,488             $115,598
12/31/94       $112,637     $119,668             $118,694
06/30/95       $125,642     $136,475             $132,328
12/31/95       $139,824     $150,088             $148,772
06/30/96       $146,227     $158,424             $159,374
12/31/96       $159,542     $168,888             $170,992

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
                   ------------------------------------------------------------

                    GLOBAL FUND


--------------------------------------------------------------------------------
LOGO
 ASSET ALLOCATION

As of December 31, 1996 (Unaudited)

                                                                                     Current
                                           Benchmark                                 Strategy
---------------------------------------------------------------------------------------------
U.S. EQUITY                                40.0%                                     25.0%
 Large Cap. Stocks                            28.0                                     17.5
 Small/Int. Cap.                              12.0                                      7.5
NON-U.S. EQUITIES                          22.0                                      17.0
 Japan Equities                                6.8                                      3.8
 Other Equities                               15.2                                     13.2
EMERGING MARKETS EQUITIES                   3.0                                       2.0
DOLLAR BONDS                               21.0                                      28.5
 U.S. Bonds                                   19.0                                     26.5
 International $ Bonds                         2.0                                      2.0
HIGH YIELD BONDS                            3.0                                       2.5
NON-U.S. BONDS                              9.0                                      22.0
 Japan Bonds                                   2.5                                      0.0
 Other Bonds                                   6.5                                     22.0
EMERGING MARKETS DEBT                       2.0                                       3.0
CASH EQUIVALENTS                            0.0                                       0.0
---------------------------------------------------------------------------------------------
                                           100.0%                                    100.0%

 TOP TEN U.S. EQUITY HOLDINGS


As of December 31, 1996 (Unaudited)

                                                                    Percent of
                                                                    Net Assets
------------------------------------------------------------------------------
 1. Chase Manhattan Corp.                                              1.32%
 2. Xerox Corp.                                                        1.03
 3. Lockheed Martin Corp.                                              1.02
 4. Burlington Northern Santa Fe                                       1.01
 5. Corning, Inc.                                                      0.96
 6. Citicorp                                                           0.92
 7. Philip Morris Companies, Inc.                                      0.91
 8. Aon Corp.                                                          0.85
 9. Goodyear Tire & Rubber Co.                                         0.78
10. Enron Corp.                                                        0.71
------------------------------------------------------------------------------

 CURRENCY ALLOCATION

As of December 31, 1996 (Unaudited)

                              Current
                    Benchmark Strategy
--------------------------------------
U.S.                   66.0%    86.5%
Japan                   9.3      0.0
U.K.                    4.8      4.8
Continental Europe     12.9      3.2
Canada                  1.4      1.4
Emerging Markets        3.0      2.0
Other                   2.6      2.1
--------------------------------------
                      100.0%   100.0%




 TOP TEN NON-U.S. EQUITY HOLDINGS


As of December 31, 1996 (Unaudited)

                                                                    Percent of
                                                                    Net Assets
------------------------------------------------------------------------------
 1. British Telecommunications PLC                                     0.22%
 2. General Electric Co. PLC                                           0.22
 3. Royal Dutch Petroleum Co.                                          0.21
 4. Lloyds TSB Group PLC                                               0.21
 5. Broken Hill Proprietary Co. Ltd.                                   0.21
 6. Telecom Corp. of New Zealand Ltd.                                  0.20
 7. Royal Dutch Petroleum Co. NY Shares                                0.19
 8. British Petroleum Co. PLC                                          0.19
 9. Matsushita Electric Industrial Co.                                 0.18
10. Toray Industries, Inc.                                             0.17
------------------------------------------------------------------------------

                   ------------------------------------------------------------
8

                    GLOBAL FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996 (Unaudited)

--------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals...............................................................  0.18%
 Housing/Paper...........................................................  1.12
 Metals..................................................................  0.14
                                                                          -----
                                                                           1.44
Capital Investment
 Capital Goods...........................................................  2.48
 Technology..............................................................  1.60
                                                                          -----
                                                                           4.08
Consumer
 Autos/Durables..........................................................  0.07
 Discretionary...........................................................  1.80
 Health: Drugs...........................................................  2.23
 Health: Non-Drugs.......................................................  1.10
 Non-Durables............................................................  3.10
 Retail/Apparel..........................................................  1.14
                                                                          -----
                                                                           9.44
Energy...................................................................  1.37
Financial
 Banks...................................................................  2.78
 Non-Banks...............................................................  2.54
                                                                          -----
                                                                           5.32
Post Venture.............................................................  1.26
Services.................................................................  1.76
Transportation...........................................................  1.71
Utilities................................................................  0.85
Miscellaneous............................................................  0.75
                                                                          -----
   Total U.S. Equities................................................... 27.98*
                                                                          -----
NON-U.S. EQUITIES
Airlines.................................................................  0.04
Appliances & Household Durables..........................................  0.36
Automobiles..............................................................  0.51
Banking..................................................................  2.04
Beverages & Tobacco......................................................  0.42
Broadcasting & Publishing................................................  0.28
Building Materials.......................................................  0.32
Business & Public Service................................................  0.56
Chemicals................................................................  0.72
Construction.............................................................  0.31
Data Processing..........................................................  0.17
Electric Components......................................................  0.21
Electronics..............................................................  0.76
Energy...................................................................  1.54
Financial Services.......................................................  0.27
--------------------------------------------------------------------------------


Food & House Products...................................................   0.88%
Forest Products.........................................................   0.32
Gold Mining.............................................................   0.02
Health & Personal Care..................................................   0.71
Industrial Components...................................................   0.36
Insurance...............................................................   0.77
Leisure & Tourism.......................................................   0.11
Machinery & Engineering.................................................   0.25
Merchandising...........................................................   0.73
Metals--Steel...........................................................   0.36
Miscellaneous Materials.................................................   0.12
Multi-Industry..........................................................   0.80
Non-Ferrous Metals......................................................   0.40
Real Estate.............................................................   0.14
Recreation..............................................................   0.08
Shipping................................................................   0.16
Telecommunications......................................................   0.95
Textiles and Apparel....................................................   0.05
Transportation..........................................................   0.15
Utilities...............................................................   1.10
                                                                         ------
   Total Non-U.S. Equities..............................................  16.97*
                                                                         ------
EMERGING MARKETS EQUITIES...............................................   1.90
                                                                         ------
U.S. BONDS
Corporate Bonds
 Asset-Backed...........................................................   1.18
 CMO....................................................................   0.10
 Consumer...............................................................   0.82
 Energy.................................................................   0.14
 Financial..............................................................   1.10
 Industrial.............................................................   0.68
 Telecommunications.....................................................   0.37
                                                                         ------
                                                                           4.39
U.S. Government Agencies................................................   7.73
U.S. Government Obligations.............................................   5.50
International Dollar Bonds..............................................   3.64
                                                                         ------
   Total U.S. Bonds.....................................................  21.26*
                                                                         ------
HIGH YIELD BONDS........................................................   2.57
                                                                         ------
NON-U.S. BONDS
Foreign Government Bonds................................................  21.73
                                                                         ------
EMERGING MARKETS DEBT...................................................   3.69
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   7.41*
                                                                         ------
   TOTAL INVESTMENTS.................................................... 103.51
LIABILITIES, LESS CASH AND OTHER ASSETS.................................  (3.51)
                                                                         ------
   NET ASSETS........................................................... 100.00%
                                                                         ======

* The Fund held a long position in Topix futures on
  December 31, 1996 which increased Japanese equity
  exposure from 3.85% to 4.24%. The Fund held a long
  position in U.S. Treasury futures which increased U.S.
  bond exposure from 21.26% to 25.86%. The Fund also held a
  short position in stock index futures which reduced U.S.
  equity exposure from 27.98% to 24.55%. These three
  adjustments result in a net decrease in the Fund's
  exposure to Short-Term Investments from 7.41% to 5.85%.
                   ------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                      ------------- ------------
Equities -- 46.85%
U.S. EQUITIES -- 27.98%
Aetna Life & Casualty Co.............................        32,200 $  2,576,000
Allergan, Inc........................................        53,700    1,913,062
Allstate Corp........................................        29,600    1,713,100
Alza Corp. (b).......................................        52,400    1,355,850
Aon Corp.............................................        70,200    4,361,175
Automatic Data Processing, Inc.......................        51,200    2,195,200
Avon Products, Inc...................................        38,100    2,176,463
Bard (C.R.), Inc.....................................        32,500      910,000
Beckman Instruments, Inc.............................        21,000      805,875
Birmingham Steel Corp................................        21,000      399,000
Boston Technology, Inc. (b)..........................        20,900      600,875
Brinker International, Inc. (b)......................        21,200      339,200
Brinson Post-Venture Fund (b)........................       423,765    6,462,793
Burlington Northern Santa Fe.........................        59,900    5,173,862
Centerior Energy Co..................................        44,100      474,075
Chase Manhattan Corp.................................        75,700    6,756,225
Choice Hotels International, Inc. (b)................        34,250      603,656
CIGNA Corp...........................................        26,000    3,552,250
Circuit City Stores, Inc.............................         9,300      280,163
Citicorp.............................................        45,800    4,717,400
CMS Energy Corp......................................        57,300    1,926,712
Coca-Cola Enterprises, Inc...........................        28,000    1,358,000
Comerica, Inc........................................        14,400      754,200
Comverse Technology, Inc. (b)........................         9,700      366,781
Corning, Inc.........................................       105,600    4,884,000
CPC International, Inc...............................        12,900      999,750
CVS Corp.............................................        41,500    1,717,063
Dial Corp............................................        51,500      759,625
EMC Corp./Mass. (b)..................................        75,700    2,507,562
Enron Corp...........................................        83,700    3,609,563
Federal Express Corp. (b)............................        77,900    3,466,550
Federated Department Stores (b)......................        30,600    1,044,225
FileNet Corp. (b)....................................        12,500      400,000
First American Corp.-Tenn............................         3,900      224,737
First Data Corp......................................        44,678    1,630,747
First of America Bank Corp...........................         6,700      402,838
Footstar, Inc. (b)...................................        11,884      295,614
Ford Motor Co........................................        30,800      981,750
Forest Laboratories, Inc. (b)........................        35,600    1,165,900
Gannett Co., Inc.....................................        35,000    2,620,625
General Instrument Corp. (b).........................       104,000    2,249,000
Genzyme Corp. (b)....................................        21,100      458,925
Geon Co..............................................         7,700      151,113
Goodyear Tire & Rubber Co............................        77,400    3,976,425
Harnischfeger Industries, Inc........................        23,100    1,111,687
Health Care and Retirement Corp. (b).................        38,700    1,107,788
Interpublic Group of Companies, Inc..................        26,100    1,239,750
James River Corp. of Virginia........................        30,100      997,062
Kimberly-Clark Corp..................................        25,200    2,400,300
Kroger Co. (b).......................................        22,100    1,027,650
Lockheed Martin Corp.................................        57,196    5,233,434
Lyondell Petrochemical Co............................        57,300    1,260,600
Manor Care, Inc......................................        34,250      924,750
Martin Marietta Materials, Inc.......................        15,338      356,609
Masco Corp...........................................        34,700    1,249,200
Mattel, Inc..........................................       125,275 $  3,476,381
Nabisco Holdings Corp. Class A.......................        38,000    1,477,250
National Semiconductor Corp. (b).....................        21,200      516,750
Nextel Communications, Inc. Class A (b)..............        52,700      688,394
Old Republic International Corp......................        26,150      699,512
Peco Energy Co.......................................        33,100      835,775
Pentair, Inc.........................................        27,700      893,325
Pharmacia & Upjohn, Inc..............................        66,700    2,642,988
Philip Morris Companies, Inc.........................        41,300    4,651,413
Rhone-Poulenc Rorer, Inc.............................        17,800    1,390,625
RJR Nabisco Convertible Preferred "C"................       170,600    1,151,550
Schering Plough Corp.................................        46,000    2,978,500
Seagate Technology, Inc. (b).........................        14,400      568,800
Timken Co............................................        22,000    1,009,250
Tyson Foods, Inc. Class A............................        62,800    2,150,900
Ultramar Diamond Shamrock Corp.......................        59,554    1,883,395
US Bancorp...........................................        31,900    1,433,506
USF&G Corp...........................................        24,400      509,350
Vencor, Inc. (b).....................................        27,400      866,525
Viad Corp............................................        51,500      849,750
Westvaco Corp........................................        12,550      360,813
Whitman Corp.........................................         2,400       54,900
WMX Technologies, Inc................................        83,700    2,730,713
Xerox Corp...........................................        99,800    5,251,975
York International Corp..............................        21,500    1,201,313
360 Communications Co. (b)...........................        18,266      422,401
                                                                    ------------
Total U.S. Equities..................................                142,922,813
                                                                    ------------
NON-U.S. EQUITIES -- 16.97%
AUSTRALIA -- 0.91%
Amcor Ltd............................................        34,400      221,045
Boral Ltd............................................        46,100      131,087
Broken Hill Proprietary Co. Ltd......................        73,780    1,050,149
CRA Ltd..............................................        25,645      402,294
David Jones Ltd......................................       115,100      159,988
Lend Lease Corp. Ltd.................................         8,056      156,129
M.I.M. Holdings Ltd..................................        98,726      138,013
National Australia Bank Ltd..........................        42,947      504,858
News Corp. Ltd.......................................        89,190      470,390
News Corp. Ltd. Preferred............................        22,000       97,855
Pacific Dunlop Ltd...................................        59,600      151,485
Qantas Airways Ltd...................................        68,828      114,805
Santos Ltd...........................................        49,800      201,732
WMC Ltd..............................................        39,100      246,277
Westpac Bank Corp. Ltd...............................        81,138      461,436
Woolworth's Ltd......................................        60,000      144,400
                                                                    ------------
                                                                       4,651,943
                                                                    ------------
BELGIUM -- 0.56%
Delhaize-Le Lion S.A.................................         2,900      172,095
Electrabel S.A.......................................         2,260      534,326
Fortis AG............................................         2,099      336,348
Fortis AG Strip (b)..................................            42           21
Generale de Banque S.A...............................           300      107,431

--------------------------------------------------------------------------------

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December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                      ------------- ------------
BELGIUM -- (CONTINUED)
Groupe Bruxelles Lambert S.A.........................         1,150 $    147,893
Kredietbank NV.......................................           950      311,039
Petrofina S.A........................................         1,195      379,968
Societe Generale de Belgique.........................         2,053      160,934
Solvay S.A. Class A..................................           390      238,497
Tractebel............................................           605        8,761
Tractebel Warrants "99" (b)..........................           605      281,411
Union Miniere Group S.A. (b).........................         2,545      172,260
                                                                    ------------
                                                                       2,850,984
                                                                    ------------
CANADA -- 0.52%
Alcan Aluminium Ltd..................................         6,100      205,841
Bank of Montreal.....................................         1,200       38,173
Barrick Gold Corp....................................         4,400      126,003
BCE, Inc.............................................         2,900      138,166
Canadian National Railway Co.........................         4,200      159,653
Canadian Pacific Ltd.................................        13,900      365,603
Hudson's Bay Co......................................         4,100       68,503
Imperial Oil Ltd.....................................         5,000      235,298
Moore Corp. Ltd......................................         3,900       80,811
Noranda, Inc.........................................         6,300      140,424
Northern Telecom Ltd.................................         2,400      149,190
NOVA Corp............................................        10,400       92,193
Royal Bank of Canada.................................         6,200      217,584
Seagram Co. Ltd......................................         5,300      209,780
Thomson Corp.........................................        13,600      300,160
TransCanada Pipelines Ltd............................         8,300      145,338
                                                                    ------------
                                                                       2,672,720
                                                                    ------------
FINLAND -- 0.26%
Merita Ltd. Class A (b)..............................        44,200      137,136
Nokia Ab Class A.....................................        12,100      700,429
Outokumpu OY Class A.................................         6,900      117,520
Pohjola Insurance Group Class B......................         2,900       65,123
Sampo Insurance Co. Ltd. Class A.....................         1,000       78,759
UPM-Kymmene Corp. (b)................................        11,900      249,154
                                                                    ------------
                                                                       1,348,121
                                                                    ------------
FRANCE -- 1.81%
Accor S.A............................................         2,392      302,296
Alcatel Alsthom......................................         3,182      255,113
AXA S.A..............................................         1,500       95,216
Banque Nationale de Paris............................        12,230      472,384
CEP Communications...................................           984       69,370
CEP Communications Warrants "97" (b).................         1,984        2,271
Cie Bancaire S.A.....................................         2,811      331,997
Cie de Saint Gobain..................................         4,150      585,935
Cie de Suez..........................................         5,445      231,051
Cie Generale des Eaux................................         6,124      757,446
Colas................................................           854      123,204
Credit Local de France...............................         5,359      465,937
Elf Aquitaine S.A....................................         6,034      548,187
Groupe Danone........................................           800      111,259
L'Oreal S.A..........................................           100       37,586
Lafarge S.A..........................................         2,600 $    155,689
LVMH.................................................         2,649      738,339
Michelin Class B.....................................         7,020      378,229
Pechiney S.A. Class A................................         5,684      237,694
Peugeot S.A..........................................         5,970      670,645
Rhone-Poulenc Class A................................        14,300      486,596
SEITA................................................         5,500      229,577
Societe Generale.....................................         5,026      542,364
Total S.A. Class B...................................         8,796      714,008
UAP..................................................        10,820      269,527
Usinor Sacilor.......................................        28,100      408,092
                                                                    ------------
                                                                       9,220,012
                                                                    ------------
GERMANY -- 1.49%
Allianz AG Holding...................................           338      607,527
BASF AG..............................................        10,360      396,626
Bayer AG.............................................        14,080      570,564
Bayerische Motoren Werke AG..........................           520      358,341
Commerzbank AG.......................................        11,060      280,609
Daimler-Benz AG (b)..................................         5,880      402,531
Deutsche Bank AG.....................................        10,601      493,902
Deutsche Telekom AG (b)..............................        18,600      387,425
Henkel KGaA-Vorzug AG................................         4,550      224,385
Hochtief AG..........................................         2,500       98,144
Hoechst AG...........................................         4,890      226,239
M.A.N. AG............................................           790      190,439
Mannesmann AG........................................           957      411,216
Metro AG.............................................         3,200      250,211
Muenchener Rueckver AG...............................           171      414,434
Muenchener Rueckver AG Warrants "98" (b).............             2          416
Preussag AG..........................................         1,192      269,169
RWE AG...............................................         7,600      317,591
Schering AG..........................................         4,885      411,759
Siemens AG...........................................         3,650      169,154
Thyssen AG...........................................         1,850      327,600
Veba AG..............................................         8,839      507,593
Volkswagen AG........................................           750      310,249
                                                                    ------------
                                                                       7,626,124
                                                                    ------------
HONG KONG -- 0.25%
Cheung Kong Holdings Ltd.............................        15,000      133,324
China Light & Power Co. Ltd..........................        28,000      124,527
Guoco Group Ltd......................................        15,000       83,970
Hang Seng Bank Ltd...................................        10,200      123,958
Hong Kong Telecommunications Ltd.....................        43,200       69,534
Hutchison Whampoa Ltd................................        27,000      212,058
Jardine Matheson Holdings ADR (c)....................         9,600       63,360
New World Development Co. Ltd........................        17,000      114,837
Sun Hung Kai Properties Ltd..........................         8,000       97,997
Swire Pacific Ltd. Class A...........................        14,000      133,486
Wharf (Holdings) Ltd.................................        22,000      109,788
                                                                    ------------
                                                                       1,266,839
                                                                    ------------

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                      ------------- ------------
ITALY -- 0.55%
Assicurazioni Generali...............................        15,080 $    285,136
Danieli & Co. Savings (Risp).........................        26,000      108,583
Edison Spa...........................................        17,200      108,596
ENI ADR (c)..........................................         8,000      413,000
ENI Spa..............................................        24,000      122,881
Fiat Spa-Priv........................................       103,000      169,691
INA-Istituto Nazionale delle Assicurazioni...........        47,000       61,080
Istituto Mobilaire Italiano Spa......................        36,200      309,503
Italgas Spa..........................................        22,300       92,911
La Rinascente........................................        19,000      109,964
La Rinascente Savings (Risp).........................        19,200       48,994
La Rinascente Warrants "99" (b)......................         1,400          616
Mediobanca Spa.......................................         6,000       32,298
Montedison Spa (b)...................................       374,700      254,811
SAI-Savings (Risp)...................................        16,500       58,545
Telecom Italia Spa...................................       183,500      357,224
Telecom Italia Mobile Spa............................       199,500      284,063
                                                                    ------------
                                                                       2,817,896
                                                                    ------------
JAPAN -- 3.85%
Amada Co. Ltd........................................        35,000      271,388
Asahi Glass Co. Ltd..................................        42,000      394,417
Bank of Tokyo-Mitsubishi Ltd.........................        31,800      589,041
Canon, Inc...........................................        30,000      661,670
Canon Sales Co., Inc.................................        12,100      268,958
Citizen Watch Co. Ltd................................        32,000      228,827
Dai Nippon Printing Co. Ltd..........................        32,000      559,662
Daiichi Pharmaceutical Co. Ltd.......................        23,000      368,571
Daikin Industries Ltd................................        34,000      301,714
Daiwa House Industry Co. Ltd.........................        17,000      218,230
Fanuc................................................        13,900      444,292
Fujitsu..............................................        21,000      195,399
Hitachi Ltd..........................................        68,000      632,722
Honda Motor Co.......................................         9,000      256,655
Inax.................................................        44,000      325,252
Isetan...............................................        12,000      155,079
Ito Yokado Co. Ltd...................................        12,000      521,065
Kaneka Corp..........................................        17,000       86,853
Keio Teito Electric Railway..........................        39,000      190,178
Kinki Nippon Railway.................................        39,000      242,931
Kirin Brewery Co. Ltd................................        37,000      363,402
Kokuyo...............................................         7,000      172,482
Kuraray Co. Ltd......................................        30,000      276,557
Kyocera Corp.........................................         3,000      186,612
Maeda Road Construction..............................         8,000       92,358
Matsushita Electric Industrial Co....................        55,000      895,580
Mitsubishi Paper Mills...............................        43,000      167,821
NGK Insulators.......................................        56,000      530,714
Nintendo Corp. Ltd...................................         2,900      207,125
Nippon Denso Co. Ltd.................................        23,000      552,856
Nippon Meat Packers, Inc.............................        22,000      284,311
Nippon Steel Co......................................        28,000       82,502
Okumura..............................................        35,000      212,286
Osaka Gas Co.........................................       141,000      385,087
Sankyo Co. Ltd.......................................        25,000      706,470
Sanwa Bank Ltd.......................................        18,000      245,025
Secom................................................         8,000      483,157
Seino Transportation.................................        12,000 $    132,334
Sekisui House Ltd....................................        66,000      670,975
Shinmaywa Industries Ltd.............................        31,000      227,820
Sony Corp............................................        10,200      666,994
Sumitomo Bank........................................        36,000      517,963
Sumitomo Electric Industries.........................        28,000      390,797
Takeda Chemical Industries...........................        26,000      544,327
TDK Corp.............................................         6,000      390,282
Tokio Marine & Fire Insurance Co.....................        31,000      291,118
Tokyo Electric Power.................................        14,900      326,062
Tokyo Steel Mfg......................................        25,000      355,389
Tonen Corp...........................................        25,000      290,773
Toray Industries, Inc................................       141,000      868,571
Toshiba Corp.........................................        81,000      508,038
Toyo Suisan Kaisha...................................        19,000      189,886
Toyota Motor Corp....................................         9,000      258,206
Yamazaki Baking Co. Ltd..............................        17,000      270,957
                                                                    ------------
                                                                      19,657,741
                                                                    ------------
MALAYSIA -- 0.24%
Hume Industries (Malaysia) Bhd.......................        17,000      107,028
Kuala Lumpur Kepong Bhd..............................        39,500      100,099
Land & General Holdings Bhd..........................        39,000       93,427
Malayan Banking Bhd..................................         8,000       88,695
Malaysia International Shipping Bhd (Frgn.)..........        34,000      100,970
Nestle (Malaysia) Bhd................................         4,000       32,152
Public Bank Bhd (Frgn.)..............................        55,000      116,512
Resorts World Bhd....................................        13,000       59,196
Sime Darby Bhd.......................................        40,000      157,593
Telekom Malaysia Bhd.................................         9,000       80,182
Tenaga Nasional Bhd..................................        47,000      225,183
YTL Corp. Bhd........................................        14,000       75,391
                                                                    ------------
                                                                       1,236,428
                                                                    ------------
NETHERLANDS -- 1.17%
ABN AMRO Holdings NV.................................         7,689      499,649
Akzo Nobel NV........................................         1,100      150,084
DSM NV...............................................         1,910      188,162
Hoogovens NV.........................................         2,900      120,715
ING Groep NV.........................................        20,723      745,199
KLM Royal Dutch Air Lines NV.........................         4,500      126,438
KPN NV...............................................        13,046      497,041
Philips Electronics NV...............................         6,480      262,242
Royal Dutch Petroleum Co.............................         6,100    1,068,214
Royal Dutch Petroleum Co. NY Shares (c)..............         5,800      990,350
Unilever NV..........................................         4,550      803,885
Vendex International NV..............................         7,551      322,610
VNU-Ver Ned Uitgevers................................        10,600      221,229
                                                                    ------------
                                                                       5,995,818
                                                                    ------------
NEW ZEALAND -- 0.57%
Brierley Investments Ltd.............................       535,200      495,380
Carter Holt Harvey Ltd...............................       191,400      434,109
Fletcher Challenge Building..........................        60,525      186,027

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                      ------------- ------------
NEW ZEALAND (CONTINUED)
Fletcher Challenge Energy............................        60,525 $    175,335
Fletcher Challenge Forest Ltd........................       126,333      211,552
Fletcher Challenge Paper.............................       121,050      248,891
Telecom Corp. of New Zealand Ltd.....................       198,000    1,010,076
Telecom Corp. of New Zealand Ltd. ADS (c)............         2,000      162,000
                                                                    ------------
                                                                       2,923,370
                                                                    ------------
SPAIN -- 0.70%
Acerinox S.A.........................................         1,000      144,224
Banco Bilbao-Vizcaya S.A.............................         5,000      269,460
Banco Central Hispanoamericano.......................         5,010      128,452
Banco Intercontinental Espanol S.A...................           730      112,973
Banco Popular Espanol S.A............................         1,190      233,288
Banco Santander S.A..................................         3,800      242,768
Cia Sevillana de Electricidad........................         7,106       80,579
Empresa Nacional de Electridad S.A...................         5,900      419,112
Fomento de Construcciones y Contratas S.A............         1,450      134,884
Gas Natural SDG S.A..................................           700      162,522
Iberdrola S.A........................................        37,600      531,878
Mapfre Corp..........................................         2,300      139,865
Repsol S.A...........................................         4,100      156,971
Repsol S.A. ADR (c)..................................         4,100      156,313
Telefonica de Espana.................................        20,300      470,532
Vallehermosa S.A.....................................         4,000       86,565
Viscofan Envolturas Celulosicas S.A..................         6,400       93,485
                                                                    ------------
                                                                       3,563,871
                                                                    ------------
SWITZERLAND -- 0.34%
ABB AG (Bearer)......................................            80       99,203
CS Holdings AG (Reg.)................................         1,073      109,881
Nestle S.A. (Reg.)...................................           463      495,517
Novartis AG (Reg.)...................................           378      431,574
Roche Holding AG (Gen.)..............................            36      279,243
Schweiz Bankgesellschaft (Bearer)....................           106       92,603
Societe Generale de Surveillance
 Holding S.A. (Bearer)...............................            30       73,509
Zurich Versicherungs (Reg.)..........................           569      157,644
                                                                    ------------
                                                                       1,739,174
                                                                    ------------
UNITED KINGDOM -- 3.75%
Abbey National PLC...................................        25,000      327,315
Bank of Scotland.....................................        40,000      211,193
Bass PLC.............................................        15,800      222,006
B.A.T. Industries PLC................................        85,184      706,343
Booker PLC...........................................        19,100      130,591
British Energy PLC...................................       183,000      460,397
British Gas PLC......................................       175,900      675,844
British Petroleum Co. PLC............................        79,244      950,033
British Steel PLC....................................       144,000      395,550
British Telecommunications PLC.......................       167,500    1,130,905
Charter PLC..........................................        19,292      244,493
Coats Viyella PLC....................................       103,300      235,135
FKI PLC..............................................        80,700      278,990
General Electric Co. PLC.............................       169,700 $  1,109,454
Glaxo Wellcome PLC...................................        25,000      405,614
Grand Metropolitan PLC...............................       110,200      865,682
Guinness PLC.........................................        84,900      664,757
Hanson PLC...........................................       180,900      252,325
Hillsdown Holdings PLC...............................       125,200      428,547
House of Fraser PLC..................................       136,800      359,384
HSBC Holdings PLC....................................        28,500      637,019
Imperial Chemicals Industries PLC....................         9,000      118,372
Legal & General Group PLC............................        60,750      386,770
Lloyds TSB Group PLC.................................       144,779    1,066,701
Marks & Spencer PLC..................................        72,000      605,032
Millennium Chemicals, Inc. (b).......................         1,327       23,554
Mirror Group PLC.....................................        57,800      213,176
National Power PLC...................................        37,900      317,185
National Westminster Bank PLC........................        24,800      290,953
Northern Foods PLC...................................        76,000      265,993
Peninsular & Oriental Steam
 Navigation Co.......................................        69,600      702,790
Reckitt & Colman PLC.................................        12,658      156,844
Redland PLC..........................................        23,200      145,521
RJB Mining PLC.......................................        47,300      348,092
Royal & Sun Alliance Insurance Group PLC.............        40,199      305,810
RTZ Corp. PLC........................................        26,100      418,324
Sainsbury (J.) PLC...................................        56,000      371,864
Scottish Hydro-Electric PLC..........................        44,900      252,049
Sears PLC............................................       160,700      261,278
Sedgwick Group PLC...................................       111,400      250,712
SmithKline Beecham PLC...............................        33,400      462,730
Smurfit (Jefferson) Group PLC........................        57,000      169,254
Tesco PLC............................................        44,800      271,806
Thames Water PLC.....................................        33,000      345,926
Unilever PLC.........................................        15,400      373,337
Vodafone Group PLC...................................        45,600      192,373
Yorkshire Water PLC..................................        13,000      157,633
                                                                    ------------
                                                                      19,165,656
                                                                    ------------
Total Non-U.S. Equities..............................                 86,736,697
                                                                    ------------
EMERGING MARKETS EQUITIES -- 1.90%
Brinson Emerging Markets Equity Fund (b).............       952,086    9,698,142
                                                                    ------------
Total Equities (Cost $200,781,462)...................                239,357,652
                                                                    ------------
                                                      FACE AMOUNT      VALUE
                                                     -------------- ------------
Bonds -- 49.25%
U.S. BONDS -- 21.26%
U.S. CORPORATE BONDS -- 4.39%
BellSouth Corp. 9.125%, due 07/01/03...............  $      199,759 $    211,177
Capital One Bank 6.830%, due 05/17/99..............       2,000,000    2,009,232

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT        VALUE
                                                     -------------- ------------
U.S. CORPORATE BONDS (CONTINUED)
Chase Manhattan Auto Owner Trust 96C-A4 6.150%, due
 03/15/02..........................................  $    1,265,000 $  1,258,675
Chase Manhattan Credit Card Trust 96-4A 6.730%, due
 02/15/03..........................................       1,050,000    1,064,543
Chemical Master Credit Card Trust 95-2A 6.230%, due
 06/15/03..........................................       1,430,000    1,426,311
Choice Credit Card 7.200%, due 03/15/98............       1,000,000    1,014,050
Chrysler Financial Corp. MTN 6.500%, due 08/21/97..         165,000      165,784
Coca-Cola Enterprises 6.700%, due 10/15/36.........       2,000,000    2,017,024
Edison Mission Energy Funding 7.330%, due 09/15/08.         720,000      723,600
Ford Credit Grantor Trust 95-B 5.900%, due
 10/15/00..........................................         125,550      125,688
Ford Motor Co. 7.250%, due 10/01/08................       2,000,000    2,017,046
GMAC MTN 6.500%, due 04/19/99......................       1,350,000    1,357,156
Green Tree Financial 94-2 8.300%, due 05/15/19.....         435,000      460,091
Lehman Brothers Holdings 7.250%, due 04/15/03......       1,500,000    1,509,084
News America Corp. 7.750%, due 01/20/24............       1,755,000    1,677,597
Premier Auto Trust 4.220%, due 03/02/99............          30,119       29,777
Premier Auto Trust 96-4A 6.400%, due 10/06/01......         275,000      276,320
Salomon, Inc. 6.750%, due 02/15/03.................         550,000      537,073
Spiegel Master Trust 95-A 7.500%, due 09/15/04.....         300,000      310,359
Standard Credit Card Trust 95-1A 8.250%, due
 01/07/05..........................................         500,000      541,830
Thrift Financial Corp. 11.250%, due 01/01/16.......          36,739       39,876
Time Warner Entertainment, Inc. 8.375%, due
 03/15/23..........................................       1,100,000    1,118,125
Time Warner, Inc. 9.150%, due 02/01/23.............         980,000    1,062,004
WMX Technologies, Inc. 7.000%, due 10/15/06........       1,500,000    1,497,482
                                                                    ------------
                                                                      22,449,904
                                                                    ------------
INTERNATIONAL DOLLAR BONDS -- 3.64%
Abbey National PLC 7.350%, due 10/29/49............         250,000      252,385
ABN AMRO Bank NV (Chicago) 6.625%, due 10/31/01....         250,000      249,820
AT&T Corp. 8.250%, due 01/11/00....................         675,000      710,001
BBV International 7.000%, due 12/01/25.............       2,200,000    2,058,331
City of Oslo 7.875%, due 02/03/97..................       1,200,000    1,202,077
Deutsche Bank Financial 6.700%, due 12/13/06.......  $      210,000 $    205,750
Hanson PLC Notes 6.750%, due 09/15/05..............         790,000      773,681
International Telecom Satellite 8.125%, due
 02/28/05..........................................         335,000      361,533
Japanese Development Bank 8.375%, due 02/15/01.....       1,000,000    1,071,485
Korea Development Bank 6.625%, due 11/21/03........         250,000      248,143
LKB 8.125%, due 01/27/00...........................         380,000      399,326
Petroliam Nasional 7.125%, due 08/15/05............         450,000      453,834
Province of Quebec 7.500%, due 07/15/23............         175,000      174,694
Ras Laffan Liquefied Natural Gas Co. Ltd. 144-A
 8.294%, due 03/15/14..............................       1,910,000    1,941,912
Republic of Columbia EMTN 8.660%, due 10/07/16.....       1,000,000    1,047,945
Republic of Italy 6.875%, due 09/27/23.............         150,000      141,800
Republic of South Africa 9.625%, due 12/15/99......       1,000,000    1,063,750
Royal Bank of Scotland 7.375%, due 04/01/06........         220,000      219,257
Quimica & Minera Chile 144-A 7.700%, due 09/15/06..       1,500,000    1,533,612
Southern Investments UK 6.800%, due 12/01/06.......       1,625,000    1,590,595
Swedbank FRN
 7.383%, due 10/29/49..............................         300,000      306,750
 7.500%, due 11/29/49..............................       2,200,000    2,252,250
Telstra Corp. Ltd. 6.500%, due 11/28/05............         350,000      341,577
                                                                    ------------
                                                                      18,600,508
                                                                    ------------
U.S. GOVERNMENT AGENCIES -- 7.73%
Federal Home Loan Mortgage Corp.
 9.200%, due 08/25/97..............................         200,000      204,516
 6.520%, due 01/02/02..............................       3,000,000    3,008,853
 9.000%, due 03/01/17..............................         381,007      407,948
 5.800%, due 08/15/19..............................       2,025,000    1,891,512
 6.500%, due 05/15/21..............................       1,105,804    1,003,495
Federal Home Loan Mortgage Corp. Gold
 8.000%, due 05/01/23..............................       1,820,248    1,854,947
 9.000%, due 05/01/24..............................       1,142,277    1,219,221
Federal National Mortgage Association
 7.600%, due 01/10/97..............................         200,000      200,097
 5.000%, due 06/01/01..............................       1,596,985    1,535,596
 6.500%, due 03/01/03 .............................       3,775,000    3,734,909
 6.220%, due 03/13/06..............................       1,700,000    1,643,478
 8.000%, due 02/25/07..............................       1,200,000    1,231,188
 9.000%, due 08/01/21..............................         312,467      332,577
 6.500%, due 08/25/21..............................       1,500,000    1,434,315
 8.200%, due 08/25/21..............................          59,076       60,358

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                    --------------- ------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mortgage Association (continued)
 8.000%, due 05/01/22..............................  $      154,570 $    157,372
 8.500%, due 07/01/22..............................         776,184      815,638
 7.500%, due 05/01/25..............................       1,906,918    1,906,323
 6.500%, due 03/01/26..............................       9,483,616    9,047,967
Government National Mortgage
 Association
 11.000%, due 09/15/15.............................         245,070      273,712
 8.500%, due 08/15/17..............................         801,933      845,783
 8.500%, due 05/15/21..............................          66,619       68,992
 8.000%, due 08/15/22..............................         502,399      516,305
 8.000%, due 11/15/22..............................         497,932      511,715
 8.000%, due 12/15/22..............................       1,709,085    1,756,393
 7.500%, due 11/15/24..............................       2,761,369    2,771,586
 6.500%, due 03/20/26..............................       1,132,354    1,073,260
                                                                    ------------
                                                                      39,508,056
                                                                    ------------
U.S. GOVERNMENT OBLIGATIONS-- 5.50%
U.S. Treasury Coupon Strips
 0.000%, due 02/15/03
  principal only...................................         225,000      154,024
 0.000%, due 05/15/08
  principal only...................................       5,855,000    2,786,453
U.S. Treasury Notes and Bonds
 5.500%, due 11/15/98..............................       1,825,000    1,811,312
 6.250%, due 10/31/01..............................         420,000      420,263
 7.000%, due 07/15/06..............................       9,000,000    9,351,567
 8.125%, due 05/15/21..............................      11,695,000   13,566,200
                                                                    ------------
                                                                      28,089,819
                                                                    ------------
Total U.S. Bonds...................................                  108,648,287
                                                                    ------------
HIGH YIELD BONDS -- 2.57%
Brinson High Yield Fund (b)........................       1,065,360   13,122,570
                                                                    ------------
NON-U.S. BONDS -- 21.73%
BELGIUM -- 0.97%
Kingdom of Belgium
 8.750%, due 06/25/02.............................. BEF  32,000,000    1,189,454
 9.000%, due 03/28/03..............................      54,000,000    2,041,883
 8.500%, due 10/01/07..............................      46,000,000    1,728,376
                                                                    ------------
                                                                       4,959,713
                                                                    ------------
CANADA -- 2.75%
Government of Canada
 7.500%, due 09/01/00.............................. CAD   4,350,000    3,418,714
 7.250%, due 06/01/03..............................       4,600,000    3,585,992
 4.250%, due 12/01/21 (d)..........................       5,500,000    4,428,909
 9.000%, due 06/01/25..............................       2,085,000    1,873,062
 4.250%, due 12/01/26 (d)..........................       1,000,000      760,678
                                                                    ------------
                                                                      14,067,355
                                                                    ------------
DENMARK -- 2.24%
Kingdom of Denmark
 9.000%, due 11/15/98.............................. DKR   3,200,000 $    590,754
 9.000%, due 11/15/00..............................      14,600,000    2,820,305
 8.000%, due 05/15/03..............................       2,600,000      488,230
 7.000%, due 12/15/04..............................      17,500,000    3,092,144
 8.000%, due 03/15/06..............................      17,000,000    3,170,083
 7.000%, due 11/10/24..............................       7,900,000    1,269,593
                                                                    ------------
                                                                      11,431,109
                                                                    ------------
FRANCE -- 2.75%
Government of France (OAT)
 8.500%, due 03/28/00.............................. FRF   3,400,000      740,666
 9.500%, due 01/25/01..............................       8,300,000    1,899,100
 8.500%, due 04/25/03..............................       2,400,000      545,675
 8.250%, due 02/27/04..............................       5,400,000    1,217,381
 7.500%, due 04/25/05..............................      29,000,000    6,270,029
 8.500%, due 12/26/12..............................      14,500,000    3,399,148
                                                                    ------------
                                                                      14,071,999
                                                                    ------------
GERMANY -- 4.72%
Bundesrepublik Deutscheland
 7.000%, due 09/20/99.............................. DEM   7,000,000    4,900,590
 8.500%, due 08/21/00..............................       2,600,000    1,917,397
 8.375%, due 05/21/01..............................       1,900,000    1,412,517
 8.250%, due 09/21/01..............................       4,650,000    3,454,536
 8.000%, due 07/22/02..............................         825,000      611,991
 6.500%, due 07/15/03..............................       4,800,000    3,312,128
 6.750%, due 07/15/04..............................       7,800,000    5,431,302
 6.250%, due 01/04/24..............................       2,900,000    1,785,991
Treuhandanstalt
 6.250%, due 03/04/04..............................       1,900,000    1,286,763
                                                                    ------------
                                                                      24,113,215
                                                                    ------------
ITALY -- 2.52%
Republic of Italy (BTP)
 9.500%, due 12/01/97..............................ITL  900,000,000      604,341
 8.500%, due 01/01/99..............................   3,100,000,000    2,122,394
 8.500%, due 08/01/99..............................     855,000,000      587,788
 9.500%, due 12/01/99..............................   4,500,000,000    3,184,775
 11.500%, due 03/01/03.............................   3,500,000,000    2,796,777
 9.000%, due 10/01/03..............................   1,900,000,000    1,367,675
 8.500%, due 04/01/04..............................   3,100,000,000    2,188,655
                                                                    ------------
                                                                      12,852,405
                                                                    ------------
NETHERLANDS -- 2.90%
Government of Nederlands
 6.250%, due 07/15/98.............................. NLG   1,400,000      843,383
 8.500%, due 03/15/01..............................       1,000,000      664,566
 8.750%, due 09/15/01..............................       1,300,000      878,967
 6.500%, due 04/15/03..............................       3,100,000    1,919,466
 8.500%, due 06/01/06..............................       8,650,000    5,996,040

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                    --------------- ------------
NETHERLANDS (CONTINUED)
 8.250%, due 02/15/07.............................  NLG   4,500,000 $  3,084,986
 7.500%, due 04/15/10.............................        2,200,000    1,441,059
                                                                    ------------
                                                                      14,828,467
                                                                    ------------
SWEDEN -- 0.67%
Government of Sweden
 10.250%, due 05/05/03............................  SWK  12,300,000    2,192,275
 6.000%, due 02/09/05.............................        8,500,000    1,206,382
                                                                    ------------
                                                                       3,398,657
                                                                    ------------
UNITED KINGDOM -- 2.21%
UK Treasury
 7.000%, due 11/06/01.............................  GBP     810,000    1,373,278
 8.000%, due 06/10/03.............................        1,400,000    2,476,895
 8.500%, due 12/07/05.............................        2,870,000    5,232,666
 8.500%, due 07/16/07.............................        1,200,000    2,198,785
                                                                    ------------
                                                                      11,281,624
                                                                    ------------
Total Non-U.S. Bonds..............................                   111,004,544
                                                                    ------------
EMERGING MARKETS DEBT -- 3.69%
Brinson Emerging Markets Debt Fund (b)............        1,118,170   18,876,502
                                                                    ------------
Total Bonds (Cost $239,824,367)...................                   251,651,903
                                                                    ------------
Short-Term Investments -- 7.41%
U.S. GOVERNMENT OBLIGATIONS-- 0.32%
U.S. Treasury Bills 5.063%, due 05/01/97..........        1,677,000    1,648,895
                                                                    ------------
COMMERCIAL PAPER -- 7.09%
Burlington Northern Santa Fe 5.650%, due 01/17/97.        2,000,000    1,994,978
Case Credit Corp.
 5.510%, due 01/07/97.............................        1,500,000    1,498,622
 5.600%, due 01/09/97.............................        2,000,000    1,997,511
Cincinnati Bell, Inc. 7.250%, due 01/02/97........          477,000      476,904
CNA Financial Corp. 6.250%, due 01/23/97..........        1,500,000    1,494,271
Crown Cork & Seal Co., Inc.
 5.520%, due 01/10/97.............................        2,000,000    1,997,240
 5.580%, due 01/29/97.............................        2,500,000    2,489,150
 5.580%, due 01/31/97.............................        2,000,000    1,990,700
CSX Corp. 5.520%, due 01/15/97....................        1,500,000    1,496,780
Lockheed Martin Corp. 7.250%, due 01/02/97........        5,500,000    5,498,892
PanEnergy Corp. 6.050%, due 01/17/97..............        2,000,000    1,994,622
Rite Aid Corp.
 5.650%, due 01/06/97.............................        2,000,000    1,998,431
 5.600%, due 01/21/97.............................        2,000,000    1,993,778
Tyson Foods, Inc. 5.750%, due 01/09/97............        1,700,000    1,697,828
U.S. West Capital Funding, Inc. 5.600%, due
 02/12/97.........................................        1,500,000    1,490,200
Vastar Resources, Inc.
 6.020%, due 01/02/97..............................  $    2,000,000 $  1,999,666
 6.850%, due 01/03/97..............................       2,115,000    2,111,378
Whirlpool Financial Corp. 6.000%, due 01/03/97.....       2,000,000    1,999,333
                                                                    ------------
                                                                      36,220,284
                                                                    ------------
Total Short-Term Investments (Cost $37,869,023)....                   37,869,179
                                                                    ------------
Total Investments
 (Cost $478,474,852)--103.51% (a)                                    528,878,734
                                                                    ------------
Liabilities, less cash and other
 assets--(3.51%)...................................                  (17,938,839)
                                                                    ------------
Net Assets--100%...................................                 $510,939,895
                                                                    ============

See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $478,474,852; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $57,680,749
      Gross unrealized depreciation................................  (7,276,867)
                                                                    -----------
         Net unrealized appreciation............................... $50,403,882
                                                                    ===========

(b) Non-income producing security.
(c) Denominated in U.S. dollars.
(d) Linked to Canada's retail price index. Reset semi-annually.
FRN: Floating rate note--The rate disclosed is that in effect at December 31, 1996.
MTN: Medium term note

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Fund had the following open forward foreign currency contracts as of December 31, 1996:

                              SETTLEMENT     LOCAL        CURRENT   UNREALIZED
                                 DATE       CURRENCY       VALUE    GAIN/(LOSS)
                              ---------- -------------- ----------- ----------
FORWARD FOREIGN CURRENCY BUY
 CONTRACTS
Danish Kroner...............   05/30/97       3,000,000 $   512,591 $   5,105
French Franc................   05/30/97       4,000,000     776,385     8,188
Japanese Yen................   05/30/97      50,000,000     439,864     1,460
FORWARD FOREIGN CURRENCY
 SALE CONTRACTS
Belgian Franc...............   05/30/97     250,000,000   7,950,837  (113,847)
British Pound...............   05/30/97       3,100,000   5,284,397  (135,297)
Canadian Dollar.............   05/30/97      13,600,000  10,014,643   195,567
Danish Kroner...............   05/30/97      70,000,000  11,960,446  (168,986)
Dutch Guilder...............   05/30/97      35,000,000  20,436,274  (261,270)
French Franc................   05/30/97     125,000,000  24,262,033  (410,257)
German Mark.................   05/30/97      48,000,000  31,447,014  (428,742)
Italian Lira................   05/30/97  11,500,000,000   7,521,248   (78,123)
Japanese Yen................   05/30/97   2,300,000,000  20,233,736   404,802
Swiss Franc.................   05/30/97       2,200,000   1,663,420    24,215
                                                                    ---------
 Total......................                                        $(957,185)
                                                                    =========

FUTURES CONTRACTS (NOTE 5)

The Global Fund had the following open futures contracts as of December
31,1996:

                                SETTLEMENT                 CURRENT   UNREALIZED
                                   DATE    COST/PROCEEDS    VALUE    GAIN/(LOSS)
                                ---------- ------------- ----------- -----------
FUTURES BUY CONTRACTS
 5 year U.S. Treasury Notes,
 52 contracts.................  March 1997  $ 5,592,078  $ 5,542,875  $ (49,203)
10 year U.S. Treasury Notes,
 116 contracts................  March 1997   12,803,625   12,658,500   (145,125)
30 year U.S. Treasury Bonds,
 47 contracts.................  March 1997    5,384,375    5,293,375    (91,000)
INDEX FUTURES BUY CONTRACTS
Topix, 16 contracts...........  March 1997    2,118,204    2,029,120    (89,084)
INDEX FUTURES SALE CONTRACTS
Standard & Poor's 500, 47 con-
 tracts.......................  March 1997   17,748,625   17,495,750    252,875
                                                                      ---------
                                                                      $(121,537)
                                                                      =========

The segregated cash and market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1996 were $561,512 and $1,648,895, respectively.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Note 1):
  Unaffiliated issuers (Cost $435,474,852)....................... $480,718,727
  Affiliated issuers (Cost $43,000,000)..........................   48,160,007
 Foreign currency, at value (Cost $268,768)......................      273,987
 Receivables:
  Investment securities sold.....................................   36,201,820
  Dividends......................................................      495,147
  Interest.......................................................    4,864,834
  Fund shares sold...............................................      292,949
  Variation margin (Note 5)......................................      201,512
 Other assets....................................................       14,939
                                                                  ------------
    TOTAL ASSETS.................................................  571,223,922
                                                                  ------------
LIABILITIES:
 Payables:
  Investment securities purchased................................   26,580,751
  Fund shares redeemed...........................................   31,916,576
  Due to custodian bank..........................................      304,430
  Investment advisory fees (Note 2)..............................      358,713
  Net unrealized depreciation on forward foreign currency con-
   tracts........................................................      957,185
  Accrued expenses...............................................      166,372
                                                                  ------------
    TOTAL LIABILITIES............................................   60,284,027
                                                                  ------------
NET ASSETS....................................................... $510,939,895
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)........................................ $459,324,649
 Accumulated distributions in excess of net investment income....   (2,066,623)
 Accumulated net realized gain...................................    4,399,273
 Net unrealized appreciation.....................................   49,282,596
                                                                  ------------
    NET ASSETS................................................... $510,939,895
                                                                  ============
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $493,628,321 and 40,916,008 shares is-
   sued and outstanding) (Note 7)................................ $      12.06
                                                                  ============
 SwissKey Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $17,311,574 and 1,439,613 shares is-
   sued and outstanding) (Note 7)................................ $      12.03
                                                                  ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
 Interest......................................................... $ 8,220,543
 Dividends (net of $121,144 for foreign taxes withheld)...........   2,124,459
                                                                   -----------
    TOTAL INCOME..................................................  10,345,002
                                                                   -----------
EXPENSES:
 Advisory (Note 2)................................................   2,019,630
 Administration...................................................     158,049
 Custodian........................................................      70,489
 Distribution (Note 6)............................................      51,006
 Other............................................................     300,151
                                                                   -----------
    TOTAL EXPENSES................................................   2,599,325
                                                                   -----------
    NET INVESTMENT INCOME ........................................   7,745,677
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.....................................................  17,819,350
  Futures contracts...............................................   (335,713)
  Foreign currency transactions...................................   3,705,567
                                                                   -----------
    Net realized gain.............................................  21,189,204
                                                                   -----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency................................  16,277,908
  Futures contracts...............................................    (194,980)
  Forward contracts...............................................    (294,833)
  Translation of other assets and liabilities denominated in for-
   eign currency..................................................      50,176
                                                                   -----------
    Change in net unrealized appreciation or depreciation.........  15,838,271
                                                                   -----------
 Net realized and unrealized gain.................................  37,027,475
                                                                   -----------
 Net increase in net assets resulting from operations............. $44,773,152
                                                                   ===========


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED      YEAR
                                               DECEMBER 31, 1996     ENDED
                                                  (UNAUDITED)    JUNE 30, 1996
                                               ----------------- -------------
OPERATIONS:
 Net investment income........................   $   7,745,677   $  15,718,942
 Net realized gain............................      21,189,204      33,576,934
 Change in net unrealized appreciation or de-
  preciation..................................      15,838,271      13,188,606
                                                 -------------   -------------
 Net increase in net assets resulting from op-
  erations....................................      44,773,152      62,484,482
                                                 -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income.....     (17,593,746)    (20,214,114)
 Distributions in excess of net investment in-
  come........................................      (7,066,588)     (1,430,745)
 Distributions from net realized gain.........     (26,428,094)    (10,937,826)
                                                 -------------   -------------
 Total distributions to shareholders*.........     (51,088,428)    (32,582,685)
                                                 -------------   -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold..................................      60,598,529     109,483,562
 Shares issued on reinvestment of distribu-
  tions.......................................      49,580,586      31,162,315
 Shares redeemed..............................     (64,887,080)    (64,262,463)
                                                 -------------   -------------
 Net increase in net assets resulting from
  capital share transactions (Note 7).........      45,292,035      76,383,414
                                                 -------------   -------------
    TOTAL INCREASE IN NET ASSETS..............      38,976,759     106,285,211
                                                 -------------   -------------
NET ASSETS:
 Beginning of period..........................     471,963,136     365,677,925
                                                 -------------   -------------
 End of period (including accumulated undis-
  tributed net investment income of
  ($2,066,623) and $9,848,069 respectively)...   $ 510,939,895    $471,963,136
                                                 =============   =============
*DISTRIBUTIONS BY CLASS:
Distributions from and in excess of net in-
 vestment income:
 Brinson Fund Class...........................   $ (23,918,105)  $ (21,444,413)
 SwissKey Fund Class..........................        (742,229)       (200,446)
Distributions from net realized gain:
 Brinson Fund Class...........................     (25,579,684)    (10,892,522)
 SwissKey Fund Class..........................        (848,410)        (45,304)
                                                 -------------   -------------
 Total distributions to shareholders..........   $ (51,088,428)  $ (32,582,685)
                                                 =============   =============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED      YEAR ENDED JUNE 30        AUGUST 31, 1992*
                          DECEMBER 31, 1996 ----------------------------      THROUGH
BRINSON FUND CLASS           (UNAUDITED)      1996      1995      1994     JUNE 30, 1993
------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........      $  12.22      $  11.35  $  10.43  $  10.87      $  10.00
                              --------      --------  --------  --------      --------
 Income from investment
  operations:
  Net investment income.          0.48          0.44      0.43      0.33          0.26
  Net realized and
   unrealized gain
   (loss)...............          0.62          1.37      0.86     (0.23)         0.81
                              --------      --------  --------  --------      --------
    Total income from
     investment
     operations.........          1.10          1.81      1.29      0.10          1.07
                              --------      --------  --------  --------      --------
 Less distributions:
  Distributions from and
   in excess of net
   investment income....         (0.61)        (0.62)    (0.27)    (0.27)        (0.20)
  Distributions from and
   in excess of net
   realized gain........         (0.65)        (0.32)    (0.10)    (0.27)          --
                              --------      --------  --------  --------      --------
    Total distributions.         (1.26)        (0.94)    (0.37)    (0.54)        (0.20)
                              --------      --------  --------  --------      --------
Net asset value, end of
 period.................      $  12.06      $  12.22  $  11.35  $  10.43      $  10.87
                              ========      ========  ========  ========      ========
Total return (non-
 annualized)............          9.11%        16.38%    12.57%     0.77%        10.76%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........      $493,628      $457,933  $365,678  $278,859      $191,389
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          1.01%**       1.04%     1.09%     1.14%         1.35%**
  After expense reim-
   bursement............           N/A           N/A       N/A      1.10%         1.05%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          3.08%**       3.69%     4.27%     3.21%         3.26%**
  After expense reim-
   bursement............           N/A           N/A       N/A      3.25%         3.56%**
 Portfolio turnover
  rate..................            84%          142%      238%      231%          149%
 Average commission rate
  paid per share........      $ 0.0307      $ 0.0291       N/A       N/A           N/A

 * Commencement of investment operations
** Annualized
N/A = Not applicable

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                               SIX MONTHS ENDED  JULY 31, 1995*
                                               DECEMBER 31, 1996    THROUGH
SWISSKEY FUND CLASS                               (UNAUDITED)    JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period..........      $ 12.18         $ 11.60
                                                    -------         -------
 Income from investment operations:
  Net investment income.......................         0.43            0.39
  Net realized and unrealized gain............         0.64            1.10
                                                    -------         -------
    Total income from investment operations...         1.07            1.49
                                                    -------         -------
 Less distributions:
  Distributions from and in excess of net in-
   vestment income............................        (0.57)          (0.59)
  Distributions from net realized gain........        (0.65)          (0.32)
                                                    -------         -------
    Total distributions.......................        (1.22)          (0.91)
                                                    -------         -------
Net asset value, end of period................      $ 12.03         $ 12.18
                                                    =======         =======
Total return (non-annualized).................         8.89%          13.24%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........      $17,312         $14,030
 Ratio of expenses to average net assets......         1.66%**         1.69%**
 Ratio of net investment income to average net
  assets......................................         2.43%**         3.04%**
 Portfolio turnover rate......................           84%            142%
 Average commission rate paid per share.......      $0.0307         $0.0291

 * Commencement of SwissKey Fund Class distribution
** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
22

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO

The Global Equity Fund is actively managed, providing a fully integrated approach to the primary equity markets across the world. Market selection and currency strategies are managed within a global asset allocation framework. Industry strategies and individual security selections are based on the fundamental research of our analytical teams in Chicago, Basel, Frankfurt, London, Melbourne, Paris, Singapore, Sydney and Tokyo.

The Brinson Global Equity Fund has provided an annualized return of 11.33% since January 31, 1994 (performance inception date), compared to the 11.32% return of its benchmark, the MSCI World Equity (Free) Index. For the year ended December 31, 1996, the Fund returned 17.26%, while the benchmark returned 13.92%. For the second half of 1996, the Fund returned 7.67% compared to the Index return of 6.18%.

Currency allocation and equity management strategies within markets contributed positively to Fund performance during the year. Market allocation strategies, notable for a U.S. equity market underweight and cash risk hedge, detracted from performance.

Global equity markets were generally strong in 1996. Despite a return of 24.05% for the MSCI U.S. component, the U.S. equity market was not the strongest market during 1996. In the global equity index there were 11 markets that outperformed the U.S. market, Spain being the strongest with a U.S. dollar hedged return of 46.76%. The relatively low performance of the MSCI World Equity (Free) Index, was due to the weak showing from Japan, the worst performing market, which registered a meager U.S. dollar hedged return of 0.06%.

The U.S. market provided positive returns during each calendar quarter of 1996, ending the year with a fourth quarter return of 8.28%. Japanese equities, on the other hand, started the year with a strong first half gain of 10.23%. The third and fourth quarters offset nearly all of the first half gains. In the fourth quarter Japan generated a U.S. dollar hedged loss of -6.49%, the only market to provide a negative return.

Currency movements contributed substantially to the performance of the Global Equity Fund relative to the MSCI World Equity benchmark. During the year, the Fund maintained a significant underweight to the Japanese yen and underweights in the core European currencies. The aggregate European currency underweight was similar in magnitude to the yen underweight. The U.S. dollar overweight averaged nearly 35% during the year. The Japanese yen declined by 11.13%, and the core European currency depreciations ranged from 14.31% for the Swiss franc to 5.93% for the French franc. The Fund maintained neutral or overweight positions to currencies that appreciated over the course of 1996.

Security selection derived most of its added value from equity management in the U.S. and Japan.
                   ------------------------------------------------------------

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO
 TOTAL RETURN


                                            Annualized
                          6 months  1 year   1/31/94*
                           ended    ended       to
                          12/31/96 12/31/96  12/31/96
------------------------------------------------------
BRINSON GLOBAL EQUITY
 FUND                       7.67%   17.26%    11.33%
MSCI World Equity (Free)
 Index (currency
 unhedged)                  6.18    13.92     11.32
MSCI World Equity (Free)
 Index (currency hedged)    7.39    18.53     11.09
------------------------------------------------------

*Performance inception date of the Brinson Global Equity Fund.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Global Equity Fund and the MSCI World Equity (Free) Index (currency unhedged and hedged) if you had invested $100,000 on January 31, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 1996. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


BRINSON GLOBAL EQUITY FUND
VS. MSCI WORLD EQUITY (FREE) INDEX (CURRENCY UNHEDGED AND HEDGED)
Wealth Value with Dividends Reinvested

                             [GRAPH APPEARS HERE]

               Brinson        MSCI World Equity    MSCI World Equity
               Global Equity  (Free) Index         (Free) Index
               Fund           (currency unhedged)  (currency hedged)
               -------------  -------------------  -----------------
01/31/94       $100,000       $100,000             $100,000
03/31/94       $ 93,500       $ 94,435             $ 92,315
06/30/94       $ 95,303       $ 97,410             $ 92,876
09/30/94       $ 98,114       $ 99,575             $ 94,331
12/31/94       $ 95,652       $ 98,955             $ 94,327
03/31/95       $ 96,565       $103,724             $ 93,528
06/30/95       $101,080       $108,285             $ 97,701
09/30/95       $109,443       $114,453             $107,608
12/31/95       $116,632       $120,024             $114,647
03/31/96       $122,748       $125,053             $121,423
06/30/96       $127,020       $128,777             $126,533
09/30/96       $129,326       $130,623             $129,049
12/31/96       $136,769       $136,729             $135,888

               1/31/94 = $100,000                  Data through 12/31/96
 Fund returns are net of all fees and costs, while the Index returns are based solely on the market returns without deduction for fees or transaction costs for rebalancing.
                   ------------------------------------------------------------
24

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO
 MARKET ALLOCATION


As of December 31, 1996 (Unaudited)

                         Current
               Benchmark Strategy
---------------------------------
U.S.              43.2%    33.2%
Japan             17.5     14.5
Australia          1.6      2.6
Belgium            0.6      1.7
Canada             2.6      1.5
France             3.8      5.1
Germany            4.4      4.4
Hong Kong          2.0      0.8
Italy              1.7      1.8
Malaysia           1.4      0.7
Netherlands        2.6      3.2
New Zealand        0.2      1.8
Spain              1.2      1.9
Sweden             1.4      0.0
Switzerland        3.0      0.8
U.K.              10.4     10.5
Other Markets      2.4      0.5
Cash Reserves      0.0     15.0
---------------------------------
                 100.0%   100.0%

 TOP TEN U.S. EQUITY HOLDINGS


As of December 31, 1996
(Unaudited)

                                         Percent of
                                         Net Assets
---------------------------------------------------
 1. Chase Manhattan Corp.                   1.86%
 2. Xerox Corp.                             1.46
 3. Lockheed Martin Corp.                   1.44
 4. Burlington Northern Santa Fe            1.43
 5. Corning, Inc.                           1.35
 6. Citicorp                                1.31
 7. Philip Morris Companies, Inc.           1.28
 8. Aon Corp.                               1.20
 9. Goodyear Tire & Rubber Co.              1.10
10. Enron Corp.                             1.00
---------------------------------------------------

 CURRENCY ALLOCATION


As of December 31, 1996 (Unaudited)

                         Current
               Benchmark Strategy
---------------------------------
U.S.              43.2%    71.7%
Japan             17.5      7.5
Australia          1.6      1.6
Belgium            0.6      0.0
Canada             2.6      2.6
France             3.8      0.0
Germany            4.4      0.0
Hong Kong          2.0      0.0
Italy              1.7      1.8
Malaysia           1.4      0.6
Netherlands        2.6      0.0
New Zealand        0.2      1.8
Spain              1.2      1.2
Sweden             1.4      0.0
Switzerland        3.0      0.0
U.K.              10.4     10.4
Other Markets      2.4      0.8
---------------------------------
                 100.0%   100.0%


 TOP TEN NON-U.S. EQUITY HOLDINGS


As of December 31, 1996 (Unaudited)

                                                      Percent of
                                                      Net Assets
----------------------------------------------------------------
 1. Royal Dutch Petroleum Co.                            0.82%
 2. Matsushita Electric Industrial Co.                   0.62
 3. Broken Hill Proprietary Co. Ltd.                     0.61
 4. Toray Industries, Inc.                               0.59
 5. British Telecommunications PLC                       0.58
 6. General Electric Co. PLC                             0.57
 7. Lloyds TSB Group PLC                                 0.55
 8. Telecom Corp of New Zealand Ltd.                     0.55
 9. British Petroleum Co. PLC                            0.49
10. Sankyo Co. Ltd.                                      0.49
----------------------------------------------------------------

                   ------------------------------------------------------------

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996 (Unaudited)

--------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals...............................................................  0.26%
 Housing/Paper...........................................................  1.58
 Metals..................................................................  0.20
                                                                          -----
                                                                           2.04
Capital Investments
 Capital Goods...........................................................  3.49
 Technology..............................................................  2.25
                                                                          -----
                                                                           5.74
Consumer
 Autos/Durables..........................................................  0.10
 Discretionary...........................................................  2.53
 Health: Drugs...........................................................  3.13
 Health: Non-Drugs.......................................................  1.55
 Non-Durables............................................................  4.36
 Retail/Apparel..........................................................  1.60
                                                                          -----
                                                                          13.27
Energy...................................................................  1.93
Financial
 Banks...................................................................  3.91
 Non-Banks...............................................................  3.57
                                                                          -----
                                                                           7.48
Services.................................................................  2.47
Transportation...........................................................  2.41
Utilities................................................................  1.20
Miscellaneous............................................................  1.01
                                                                          -----
   Total U.S. Equities................................................... 37.55*
                                                                          -----

------------------------------------------------------------

NON-U.S. EQUITIES
Airlines................................................................   0.12%
Appliances & Household Durables.........................................   1.24
Automobiles.............................................................   1.53
Banking.................................................................   5.63
Beverages & Tobacco.....................................................   1.20
Broadcasting & Publishing...............................................   0.72
Building Materials......................................................   0.72
Business & Public Service...............................................   1.84
Chemicals...............................................................   2.10
Construction............................................................   1.00
Data Processing.........................................................   0.60
Electric Components.....................................................   0.78
Electronics.............................................................   2.26
Energy..................................................................   4.23
Financial Services......................................................   0.75
Food & House Products...................................................   2.46
Forest Products.........................................................   1.06
Gold Mining.............................................................   0.06
Health & Personal Care..................................................   2.29
Industrial Components...................................................   1.26
Insurance...............................................................   2.10
Leisure & Tourism.......................................................   0.28
Machinery & Engineering.................................................   0.76
Merchandising...........................................................   2.17
Metals-Steel............................................................   0.95
Miscellaneous Materials.................................................   0.68
Multi-Industry..........................................................   2.16
Non-Ferrous Metal.......................................................   1.18
Real Estate.............................................................   0.41
Recreation..............................................................   0.30
Shipping................................................................   0.40
Telecommunications......................................................   2.12
Textiles & Apparel......................................................   0.13
Transportation..........................................................   0.49
Utilities...............................................................   3.02
                                                                         ------
   Total Non-U.S. Equities..............................................  49.00*
                                                                         ------
SHORT-TERM INVESTMENTS..................................................  12.62*
                                                                         ------
   TOTAL INVESTMENTS....................................................  99.17
CASH AND OTHER ASSETS, LESS LIABILITIES.................................   0.83
                                                                         ------
   NET ASSETS........................................................... 100.00%
                                                                         ======

* The Fund held a short position in stock index futures on December 31, 1996 which reduced U.S. equity exposure from 37.55% to 32.49%. The Fund held a long position in Topix futures which increased Japanese equity exposure from 13.77% to 14.71%. These two adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 12.62% to 16.74%.
                   ------------------------------------------------------------
26

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                         ---------- -----------
Equities -- 86.55%
U.S. EQUITIES -- 37.55%
Aetna Life & Casualty Co................................      7,200 $   576,000
Allergan, Inc...........................................     12,000     427,500
Allstate Corp...........................................      6,200     358,825
Alza Corp. (b)..........................................     11,700     302,738
Aon Corp................................................     15,700     975,362
Automatic Data Processing, Inc..........................     11,500     493,063
Avon Products, Inc......................................      8,500     485,562
Bard (C.R.), Inc........................................      7,300     204,400
Beckman Instruments, Inc................................      4,700     180,363
Birmingham Steel Corp...................................      4,700      89,300
Boston Technology, Inc. (b).............................      4,700     135,125
Brinker International, Inc. (b).........................      3,200      51,200
Burlington Northern Santa Fe............................     13,400   1,157,425
Centerior Energy Co.....................................      9,900     106,425
Chase Manhattan Corp....................................     16,900   1,508,325
Choice Hotels International, Inc. (b)...................      7,700     135,712
CIGNA Corp..............................................      5,800     792,425
Circuit City Stores, Inc................................      1,700      51,213
Citicorp................................................     10,300   1,060,900
CMS Energy Corp.........................................     12,800     430,400
Coca-Cola Enterprises, Inc..............................      6,300     305,550
Comerica, Inc...........................................      3,200     167,600
Comverse Techonology, Inc. (b)..........................      2,200      83,187
Corning, Inc............................................     23,600   1,091,500
CPC International, Inc..................................      2,900     224,750
Dial Corp...............................................     11,500     169,625
EMC Corp./Mass (b)......................................     16,900     559,813
Enron Corp..............................................     18,800     810,750
Federal Express Corp. (b)...............................     17,400     774,300
Federated Department Stores (b).........................      6,800     232,050
FileNet Corp. (b).......................................      2,800      89,600
First American Corp.-Tenn...............................        800      46,100
First Data Corp.........................................      9,804     357,846
First of America Bank Corp..............................      1,500      90,187
Footstar, Inc. (b)......................................      3,598      89,500
Ford Motor Co...........................................      6,500     207,188
Forest Laboratories, Inc. (b)...........................      8,000     262,000
Gannett Co., Inc........................................      7,800     584,025
General Instrument Corp. (b)............................     23,300     503,862
Genzyme Corp. (b).......................................      4,700     102,225
Geon Co.................................................      1,700      33,363
Goodyear Tire & Rubber Co...............................     17,300     888,788
Harnischfeger Industries, Inc...........................      5,200     250,250
Health Care and Retirement Corp. (b)....................      8,650     247,606
Interpublic Group of Companies, Inc.....................      5,800     275,500
James River Corp. of Virginia...........................      6,700     221,938
Kimberly-Clark Corp.....................................      5,700     542,925
Kroger Co. (b)..........................................      4,900     227,850
Lockheed Martin Corp....................................     12,751   1,166,716
Lyondell Petrochemical Co...............................     12,800     281,600
Manor Care, Inc.........................................      7,700     207,900
Martin Marietta Materials, Inc..........................      3,535      82,189
Masco Corp..............................................      7,300     262,800
Mattel, Inc.............................................     28,050     778,388
Melville Corp...........................................      9,300     384,787

Nabisco Holdings Corp. Class A..........................      8,500 $   330,438
National Semiconductor Corp. (b)........................      4,800     117,000
Nextel Communications, Inc. Class A (b).................     11,800     154,137
Old Republic International Corp.........................      6,050     161,838
Peco Energy Co..........................................      7,200     181,800
Pentair, Inc............................................      5,500     177,375
Pharmacia & Upjohn, Inc.................................     14,900     590,413
Philip Morris Companies, Inc............................      9,200   1,036,150
Rhone-Poulenc Rorer, Inc................................      3,500     273,437
RJR Nabisco Convertible Preferred "C"...................     38,200     257,850
Schering Plough Corp....................................     10,300     666,925
Seagate Technology, Inc. (b)............................      3,200     126,400
Timken Co...............................................      4,900     224,788
Tyson Foods, Inc. Class A...............................     14,100     482,925
Ultramar Diamond Shamrock Corp..........................     13,252     419,094
US Bancorp..............................................      7,100     319,056
USF&G Corp..............................................      5,500     114,813
Vencor, Inc. (b)........................................      6,100     192,912
Viad Corp...............................................     11,500     189,750
Westvaco Corp...........................................      2,850      81,938
Whitman Corp............................................        700      16,012
WMX Technologies, Inc...................................     19,100     623,137
Xerox Corp..............................................     22,400   1,178,800
York International Corp.................................      4,800     268,200
360 Communications Co. (b)..............................      4,033      93,263
                                                                    -----------
Total U.S. Equities.....................................             30,404,972
                                                                    -----------
NON-U.S. EQUITIES -- 49.00%
AUSTRALIA -- 2.66%
Amcor Ltd...............................................     14,100      90,603
Boral Ltd...............................................     23,800      67,676
Broken Hill Proprietary Co. Ltd.........................     34,450     490,345
CRA Ltd.................................................     12,063     189,233
David Jones Ltd.........................................     57,000      79,230
Lend Lease Corp. Ltd....................................      4,197      81,340
M.I.M. Holdings Ltd.....................................     49,446      69,122
National Australia Bank Ltd.............................     19,475     228,936
News Corp. Ltd..........................................     40,536     213,788
News Corp. Ltd. Preferred...............................      9,000      40,032
Pacific Dunlop Ltd......................................     33,600      85,401
Qantas Airways Ltd......................................     23,982      40,001
Santos Ltd..............................................     23,000      93,169
WMC Ltd.................................................     18,300     115,265
Westpac Bank Corp. Ltd..................................     37,545     213,520
Woolworth's Ltd.........................................     25,000      60,167
                                                                    -----------
                                                                      2,157,828
                                                                    -----------
BELGIUM -- 1.46%
Delhaize-Le Lion S.A....................................      1,200      71,212
Electrabel S.A..........................................        950     224,606
Fortis AG...............................................        894     143,256
Fortis AG Strip (b).....................................         14           7
General de Banque S.A...................................        100      35,810
Groupe Bruxelles Lambert S.A............................        530      68,160
Kredietbank NV..........................................        365     119,504

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                         ---------- -----------
BELGIUM (CONTINUED)
Petrofina S.A...........................................        510 $   162,162
Societe Generale de Belgique............................        840      65,847
Solvay S.A. Class A.....................................        165     100,903
Tractebel...............................................        200      93,028
Tractebel Warrants "99" (b).............................        200       2,896
Union Miniere Group S.A. (b)............................      1,420      96,114
                                                                    -----------
                                                                      1,183,505
                                                                    -----------
CANADA -- 1.48%
Alcan Aluminium Ltd.....................................      2,500      84,361
Bank of Montreal........................................      2,300      73,165
Barrick Gold Corp.......................................      1,600      45,819
BCE, Inc................................................      1,100      52,408
Canadian National Railway Co............................      2,000      76,025
Canadian Pacific Ltd....................................      5,700     149,923
Hudson's Bay Co.........................................      3,400      56,807
Imperial Oil Ltd........................................      2,000      94,119
Moore Corp. Ltd.........................................      2,200      45,586
Noranda, Inc............................................      2,600      57,953
Northern Telecom Ltd....................................      1,000      62,163
NOVA Corp...............................................      4,300      38,118
Royal Bank of Canada....................................      2,500      87,735
Seagram Co. Ltd.........................................      2,200      87,079
Thomson Corp............................................      5,600     123,596
TransCanada Pipelines Ltd...............................      3,400      59,536
                                                                    -----------
                                                                      1,194,393
                                                                    -----------
FINLAND -- 0.69%
Merita Ltd. Class A (b).................................     16,700      51,814
Nokia Ab Class A........................................      5,000     289,434
Outokumpu Class A.......................................      2,600      44,283
Pohjola Insurance Group Class B.........................      1,200      26,947
Sampo Insurance Co. Ltd. Class A........................        700      55,131
UPM-Kymmene Corp. (b)...................................      4,500      94,218
                                                                    -----------
                                                                        561,827
                                                                    -----------
FRANCE -- 4.90%
Accor S.A...............................................        877     110,833
Alcatel Alsthom.........................................      1,461     117,134
AXA S.A.................................................        600      38,086
Banque Nationale de Paris...............................      5,380     207,803
CEP Communications......................................        404      28,481
CEP Communications Warrants "97" (b)....................        704         806
Cie Bancaire S.A........................................      1,192     140,783
Cie de Saint Gobain.....................................      1,757     248,069
Cie de Suez.............................................      2,317      98,319
Cie Generale des Eaux...................................      2,671     330,362
Colas...................................................        330      47,608
Credit Local de France..................................      2,503     217,623
Elf Aquitaine S.A.......................................      2,650     240,752
Groupe Danone...........................................        300      41,722
L'Oreal S.A.............................................        200      75,173
Lafarge S.A.............................................      1,000      59,880

LVMH....................................................      1,130 $   314,958
Michelin Class B........................................      3,234     174,244
Pechiney S.A. Class A...................................      3,013     125,998
Peugeot S.A.............................................      2,640     296,566
Rhone-Poulenc Class A...................................      6,600     224,583
SEITA...................................................      1,900      79,308
Societe Generale........................................      2,061     222,406
Total S.A. Class B......................................      3,459     280,781
UAP.....................................................      4,309     107,338
Usinor Sacilor..........................................      9,400     136,515
                                                                    -----------
                                                                      3,966,131
                                                                    -----------
GERMANY -- 3.91%
Allianz AG Holding......................................        155     278,600
BASF AG.................................................      4,250     162,708
Bayer AG................................................      5,750     233,007
Bayerische Motoren Werke AG.............................        230     158,497
Commerzbank AG..........................................      4,550     115,440
Daimler-Benz AG (b).....................................      2,400     164,298
Deutsche Bank AG........................................      4,650     216,644
Deutsche Telekom AG (b).................................      7,750     161,427
Henkel KGaA-Vorzug AG...................................      1,850      91,234
Hochtief AG.............................................      1,250      49,072
Hoechst AG..............................................      2,000      92,531
M.A.N. AG...............................................        320      77,140
Mannesmann AG...........................................        380     163,283
Metro AG................................................      1,220      95,393
Muenchener Rueckver AG..................................         77     186,617
Muenchener Rueckver AG Warrants "98" (b)................          3         625
Preussag AG.............................................        460     103,874
RWE AG..................................................      3,100     129,544
Schering AG.............................................      2,000     168,581
Siemens AG..............................................      1,400      64,881
Thyssen AG..............................................        700     123,957
Veba AG.................................................      3,600     206,735
Volkswagen AG...........................................        300     124,100
                                                                    -----------
                                                                      3,168,188
                                                                    -----------
HONG KONG -- 0.75%
Cheung Kong Holdings Ltd................................      6,000      53,330
China Light & Power Co. Ltd.............................     11,000      48,921
Guoco Group Ltd.........................................      9,000      50,382
Hang Seng Bank Ltd......................................      5,800      70,486
Hong Kong Telecommunications Ltd........................     16,000      25,753
Hutchison Whampoa Ltd...................................     14,000     109,956
Jardine Matheson Holdings ADR (c).......................      3,600      23,760
New World Development Co. Ltd...........................      9,000      60,796
Sun Hung Kai Properties Ltd.............................      5,000      61,248
Swire Pacific Ltd. Class A..............................      7,000      66,743
Wharf (Holdings) Ltd....................................      8,000      39,923
                                                                    -----------
                                                                        611,298
                                                                    -----------

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                         ---------- -----------
ITALY -- 1.45%
Assicurazioni Generali..................................      5,940 $   112,315
Danieli & Co. Savings (Risp)............................      8,000      33,410
Edison Spa..............................................      8,000      50,510
ENI ADR (c).............................................      2,300     118,738
ENI Spa.................................................     22,000     112,641
Fiat Spa-Priv...........................................     44,000      72,489
INA-Istituto Nazionale de Assicurazioni.................     14,000      18,194
Istituto Mobilaire Italiano Spa.........................     15,000     128,247
Italgas Spa.............................................      9,000      37,498
La Rinascente...........................................      5,000      28,938
La Rinascente Savings (Risp)............................      6,000      15,311
La Rinascente Warrants "99" (b).........................        550         242
Mediobanca Spa..........................................      2,800      15,073
Montedison Spa (b)......................................    154,560     105,107
SAI-Savings (Risp)......................................      7,000      24,837
Telecom Italia Spa......................................     86,000     167,418
Telecom Italia Mobile Spa...............................     92,000     130,996
                                                                    -----------
                                                                      1,171,964
                                                                    -----------
JAPAN -- 13.77%
Amada Co. Ltd...........................................     21,000     162,833
Asahi Glass Co. Ltd.....................................     24,000     225,381
Bank of Tokyo-Mitsubishi Ltd............................     17,600     326,010
Canon, Inc..............................................     17,000     374,946
Canon Sales Co., Inc....................................      6,600     146,705
Citizen Watch Co. Ltd...................................     19,000     135,866
Dai Nippon Printing Co. Ltd.............................     18,000     314,810
Daiichi Pharmaceutical Co. Ltd..........................     13,000     208,323
Daikin Industries Ltd...................................     20,000     177,478
Daiwa House Industry Co. Ltd............................      9,000     115,534
Fanuc...................................................      7,900     252,511
Fujitsu.................................................     12,000     111,657
Hitachi Ltd.............................................     39,000     362,884
Honda Motor Co..........................................      5,000     142,586
Inax....................................................     25,000     184,802
Isetan..................................................      6,000      77,539
Ito Yokado Co. Ltd......................................      7,000     303,955
Kaneka Corp.............................................      9,000      45,981
Keio Teito Electric Railway.............................     23,000     112,156
Kinki Nippon Railway....................................     23,000     143,267
Kirin Brewery Co. Ltd...................................     21,000     206,255
Kokuyo..................................................      4,000      98,561
Kuraray Co. Ltd.........................................     17,000     156,716
Kyocera Corp. ..........................................      2,000     124,408
Maeda Road Construction.................................      3,000      34,634
Matsushita Electric Industrial Co.......................     31,000     504,782
Mitsubishi Paper Mills..................................     21,000      81,959
NGK Insulators..........................................     32,000     303,265
Nintendo Corp. Ltd......................................      1,500     107,134
Nippon Denso Co. Ltd....................................     13,000     312,484
Nippon Meat Packers, Inc................................     13,000     168,002
Nippon Steel Co.........................................     14,000      41,251
Okumura.................................................     18,000     109,176
Osaka Gas Co............................................     81,000     221,220

Sankyo Co. Ltd..........................................     14,000 $   395,623
Sanwa Bank Ltd. ........................................      9,000     122,512
Secom...................................................      5,000     301,973
Seino Transportation....................................      6,000      66,167
Sekisui House Ltd.......................................     38,000     386,319
Shinmaywa Industries Ltd................................     18,000     132,282
Sony Corp...............................................      6,000     392,349
Sumitomo Bank...........................................     21,000     302,145
Sumitomo Electric Industries............................     16,000     223,313
Takeda Chemical Industries..............................     15,000     314,035
TDK Corp................................................      4,000     260,188
Tokio Marine & Fire Insurance Co........................     18,000     169,036
Tokyo Electric Power....................................      8,300     181,632
Tokyo Steel Mfg.........................................     14,500     206,126
Tonen Corp..............................................     13,000     151,202
Toray Industries, Inc...................................     78,000     480,486
Toshiba Corp............................................     46,000     288,516
Toyo Suisan Kaisha......................................     11,000     109,934
Toyota Motor Corp.......................................      5,000     143,448
Yamazaki Baking Co. Ltd.................................      8,000     127,509
                                                                    -----------
                                                                     11,149,866
                                                                    -----------
MALAYSIA -- 0.54%
Hume Industries (Malaysia) Bhd..........................      7,000      44,070
Kuala Lumpur Kepong Bhd.................................     15,000      38,012
Land & General Holdings Bhd.............................     15,000      35,933
Malayan Banking Bhd.....................................      2,600      28,826
Malaysia International Shipping Bhd (Frgn.).............     10,000      29,697
Nestle (Malaysia) Bhd...................................      1,000       8,038
Public Bank Bhd (Frgn.).................................     17,667      37,425
Resorts World Bhd.......................................      4,000      18,215
Sime Darby Bhd..........................................     15,000      59,097
Telekom Malaysia Bhd....................................      3,000      26,728
Tenaga Nasional Bhd.....................................     18,000      86,241
YTL Corp. Bhd...........................................      4,000      21,540
                                                                    -----------
                                                                        433,822
                                                                    -----------
NETHERLANDS -- 3.10%
ABN AMRO Holdings NV....................................      3,219     209,178
Akzo Nobel NV...........................................        500      68,220
DSM NV..................................................        680      66,990
Hoogovens NV............................................        900      37,463
ING Groep NV............................................      8,956     322,058
KLM Royal Dutch Air Lines NV............................      1,900      53,385
KPN NV..................................................      5,565     212,021
Philips Electronics NV..................................      2,850     115,338
Royal Dutch Petroleum Co................................      3,800     665,445
Royal Dutch Petroleum Co. NY Shares (c).................      1,200     204,900
Unilever NV.............................................      1,900     335,688
Vendex International NV.................................      3,119     133,257
VNU-Ver Ned Uitgevers...................................      4,000      83,483
                                                                    -----------
                                                                      2,507,426
                                                                    -----------

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                         ---------- -----------
NEW ZEALAND -- 1.62%
Brierley Investments Ltd................................    231,000 $   213,813
Carter Holt Harvey Ltd..................................     79,500     180,312
Fletcher Challenge Building.............................     30,750      94,512
Fletcher Challenge Energy...............................     29,550      85,604
Fletcher Challenge Forest Ltd...........................     49,803      83,398
Fletcher Challenge Paper................................     60,500     124,394
Telecom Corp. of New Zealand Ltd........................     87,000     443,821
Telecom Corp. of New Zealand Ltd. ADS (c)...............      1,100      89,100
                                                                    -----------
                                                                      1,314,954
                                                                    -----------
SPAIN -- 1.62%
Acerinox S.A. ..........................................        400      57,690
Banco Bilbao-Vizcaya S.A................................      1,800      97,006
Banco Central Hispanoamericano..........................      1,700      43,586
Banco Intercontinental Espanol S.A......................        300      46,427
Banco Popular Espanol S.A...............................        400      78,416
Banco Santander S.A.....................................      1,600     102,218
Cia Sevillana de Electricidad...........................      2,113      23,961
Empresa Nacional de Electridad S.A......................      2,050     145,624
Fomento de Construcciones y
 Contratas S.A..........................................        500      46,512
Gas Natural SDG S.A. ...................................        300      69,652
Iberdrola S.A...........................................     13,000     183,894
Mapfre Corp. ...........................................        900      54,730
Repsol S.A..............................................      3,300     126,342
Telefonica de Espana....................................      7,500     173,842
Vallehermosa S.A........................................      1,200      25,969
Viscofan Envolturas Celulosicas S.A.....................      2,300      33,596
                                                                    -----------
                                                                      1,309,465
                                                                    -----------
SWITZERLAND -- 0.90%
ABB AG (Bearer).........................................         30      37,201
CS Holdings AG (Reg.)...................................        396      40,552
Nestle S.A. (Reg.)......................................        213     227,959
Novartis AG (Reg.)......................................        140     160,219
Roche Holding AG (Gen.).................................         18     139,622
Schweiz Bankgesellschaft (Bearer).......................         42      36,692
Societe Generale de Surveillance Holding S.A. (Bearer)..         11      26,953
Zurich Versicherungs (Reg.).............................        203      56,242
                                                                    -----------
                                                                        725,440
                                                                    -----------
UNITED KINGDOM -- 10.15%
Abbey National PLC......................................     11,000     144,018
Bank of Scotland........................................     16,000      84,477
Bass PLC................................................      6,800      95,547
B.A.T. Industries PLC...................................     35,000     290,219
Booker PLC..............................................     10,500      71,791
British Energy PLC......................................     75,000     188,687
British Gas PLC.........................................     71,500     274,718
British Petroleum Co. PLC...............................     33,416     400,615
British Steel PLC.......................................     62,000     170,306
British Telecommunications PLC..........................     69,700     470,591
Charter PLC.............................................      9,531     120,789

Coats Viyella PLC.......................................     45,000 $   102,430
FKI PLC.................................................     38,875     134,396
General Electric Co. PLC................................     71,100     464,833
Glaxo Wellcome PLC......................................     11,500     186,582
Grand Metropolitan PLC..................................     46,000     361,355
Guinness PLC............................................     36,300     284,225
Hanson PLC..............................................     72,000     100,428
Hillsdown Holdings PLC..................................     53,000     181,414
House of Fraser PLC.....................................     59,000     154,997
HSBC Holdings PLC.......................................     12,000     268,218
Imperial Chemical Industries PLC........................      5,000      65,762
Legal & General Group PLC...............................     28,000     178,265
Lloyds TSB Group PLC....................................     60,630     446,709
Marks & Spencer PLC.....................................     29,500     247,895
Millennium Chemicals, Inc. (b)..........................        500       8,875
Mirror Group PLC........................................     24,000      88,516
National Power PLC......................................     19,000     159,011
National Westminster Bank PLC...........................     10,800     126,706
Northern Foods PLC......................................     32,000     111,997
Peninsular & Oriental Steam Navigation Co...............     29,000     292,829
Reckitt & Colman PLC....................................      6,175      76,514
Redland PLC.............................................      9,500      59,589
RJB Mining PLC..........................................     21,000     154,544
Royal & Sun Alliance Insurance Group PLC................     16,697     127,021
RTZ Corp. PLC...........................................     11,200     179,511
Sainsbury (J.) PLC......................................     23,000     152,730
Scottish Hydro-Electric PLC.............................     17,200      96,553
Sears PLC...............................................     66,000     107,308
Sedgwick Group PLC......................................     48,000     108,027
SmithKline Beecham PLC..................................     13,900     192,573
Smurfit (Jefferson) Group PLC...........................     30,000      89,081
Tesco PLC...............................................     22,000     133,476
Thames Water PLC........................................     16,000     167,722
Unilever PLC............................................      6,500     157,578
Vodafone Group PLC......................................     19,600      82,687
Yorkshire Water PLC.....................................      5,000      60,628
                                                                    -----------
                                                                      8,222,743
                                                                    -----------
Total Non-U.S. Equities.................................             39,678,850
                                                                    -----------
Total Equities (Cost $61,753,091).......................             70,083,822
                                                                    -----------
                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- -----------
Short-Term Investments --12.62%
U.S. GOVERNMENT OBLIGATIONS -- 0.39%
U.S. Treasury Bills 5.063%, due 05/01/97................ $  325,000 $   319,553
                                                                    -----------
COMMERCIAL PAPER -- 12.23%
Burlington Northern Santa Fe
 5.650%, due 01/17/97...................................    500,000     498,744
Case Credit Corp.
 5.510%, due 01/07/97...................................    500,000     499,541
Cincinnati Bell, Inc.
 7.250%, due 01/02/97...................................  2,441,000   2,440,508

--------------------------------------------------------------------------------
30

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- -----------
COMMERCIAL PAPER (CONTINUED)
CNA Financial Corp.
 6.250%, due 01/23/97................................... $  500,000 $   498,090
Crown Cork & Seal Co., Inc.
 5.520%, due 01/10/97                                       500,000     499,310
 5.580%, due 01/29/97...................................    500,000     497,830
PanEnergy Corp.
 6.050%, due 01/17/97...................................  1,000,000     997,311
Rite Aid Corp.
 5.650%, due 01/06/97...................................    500,000     499,608
 5.600%, due 01/21/97...................................    700,000     697,822
Tyson Foods, Inc.
 5.750%, due 01/09/07...................................    750,000     749,042
US West Capital Funding, Inc.
 5.600%, due 02/12/97...................................    532,000     528,524
Vastar Resources, Inc.
 6.020%, due 01/02/97...................................    500,000     499,916
 6.850%, due 01/10/97...................................  1,000,000     998,288
                                                                    -----------
                                                                      9,904,534
                                                                    -----------
Total Short-Term Investments
 (Cost $10,224,050).....................................             10,224,087
                                                                    -----------
Total Investments
 (Cost $71,977,141) -- 99.17% (a).......................             80,307,909
                                                                    -----------
Cash and other assets, less liabilities --0.83%.........                675,731
                                                                    -----------
Net Assets -- 100%......................................            $80,983,640
                                                                    ===========

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a)Aggregate cost for federal income tax purposes was $71,977,141; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $10,899,783
      Gross unrealized depreciation................................  (2,569,015)
                                                                    -----------
          Net unrealized appreciation.............................. $ 8,330,768
                                                                    ===========

(b)Non-income producing security
(c)Denominated in U.S. dollars

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Equity Fund had the following open forward foreign currency contracts as of December 31, 1996:

                                SETTLEMENT    LOCAL     CURRENT  UNREALIZED
                                   DATE     CURRENCY     VALUE   GAIN/(LOSS)
                                ---------- ----------- --------- -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
Canadian Dollar................  06/04/97    1,100,000 $ 810,230  $(19,958)
FORWARD FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar..............  06/04/97      950,000   753,566    14,604
Belgian Franc..................  06/04/97   36,800,000 1,170,765    12,324
Dutch Guilder..................  06/04/97    3,800,000 2,219,550    28,040
French Franc...................  06/04/97   19,500,000 3,786,028    18,331
German Mark....................  06/04/97    4,400,000 2,883,595    36,500
Hong Kong Dollars..............  06/04/97    4,400,000   568,746      (130)
Japanese Yen...................  06/04/97  500,000,000 4,401,739   150,419
Spanish Peseta.................  06/04/97   48,000,000   368,164     4,397
Swiss Franc....................  06/04/97      900,000   680,839    27,822
                                                                  --------
    Total......................                                   $272,349
                                                                  ========

FUTURES CONTRACTS (NOTE 5)

The Global Equity Fund had the following open index futures contracts as of December 31, 1996:

                                 SETTLEMENT                CURRENT   UNREALIZED
                                    DATE    COST/PROCEEDS   VALUE       GAIN
                                 ---------- ------------- ---------- ----------
INDEX FUTURES BUY CONTRACTS
Topix, 6 contracts.............. March 1997  $  791,419   $  760,920  $(30,499)
INDEX FUTURES SALE CONTRACTS
Standard & Poor's 500, 11 con-
 tracts......................... March 1997   4,128,600    4,094,750    33,850
                                                                      --------
   Total........................                                      $  3,351
                                                                      ========

The segregated cash and market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1996 was $211,098 and $319,553, respectively.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
32

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $71,977,141) (Note 1)................. $80,307,909
 Cash..............................................................   2,540,769
 Foreign currency, at value (Cost $97,461).........................      95,800
 Receivables:
  Investment securities sold.......................................     265,153
  Dividends........................................................     152,214
  Fund shares sold.................................................     113,121
  Variation margin (Note 5)........................................      80,051
  Due from advisor.................................................      13,080
 Net unrealized appreciation on forward foreign currency contracts.     272,349
 Other assets......................................................       7,401
                                                                    -----------
    TOTAL ASSETS...................................................  83,847,847
                                                                    -----------
LIABILITIES:
 Payables:
  Investment securities purchased..................................   2,624,845
  Fund shares redeemed.............................................       8,461
  Accrued expenses.................................................     230,901
                                                                    -----------
    TOTAL LIABILITIES..............................................   2,864,207
                                                                    -----------
NET ASSETS......................................................... $80,983,640
                                                                    ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 7).......................................... $72,056,258
 Accumulated undistributed net investment income...................     204,604
 Accumulated net realized gain.....................................     112,758
 Net unrealized appreciation.......................................   8,610,020
                                                                    -----------
    NET ASSETS..................................................... $80,983,640
                                                                    ===========
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $38,631,262 and 3,393,011 shares issued
   and outstanding) (Note 7)....................................... $     11.39
                                                                    ===========
 SwissKey Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $42,352,378 and 3,721,883 shares issued
   and outstanding) (Note 7)....................................... $     11.38
                                                                    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $50,249 for foreign taxes withheld)............. $  623,914
 Interest..........................................................    212,723
                                                                    ----------
    TOTAL INCOME...................................................    836,637
                                                                    ----------
EXPENSES:
 Advisory (Note 2).................................................    276,132
 Distribution (Note 6).............................................    141,145
 Accounting........................................................     71,001
 Custodian.........................................................     50,480
 Professional......................................................     38,272
 Other.............................................................    126,012
                                                                    ----------
    TOTAL EXPENSES.................................................    703,042
    Expenses deferred by Advisor (Note 2)..........................   (216,697)
                                                                    ----------
    NET EXPENSES...................................................    486,345
                                                                    ----------
    NET INVESTMENT INCOME .........................................    350,292
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................  2,476,667
  Futures contracts................................................   (492,032)
  Foreign currency transactions....................................    273,229
                                                                    ----------
    Net realized gain..............................................  2,257,864
                                                                    ----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency.................................  2,471,472
  Futures contracts................................................    (23,546)
  Forward contracts................................................    268,593
  Translation of other assets and liabilities denominated in for-
   eign currency...................................................      3,943
                                                                    ----------
    Change in net unrealized appreciation or depreciation..........  2,720,462
                                                                    ----------
Net realized and unrealized gain...................................  4,978,326
                                                                    ----------
Net increase in net assets resulting from operations............... $5,328,618
                                                                    ==========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
34

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED      YEAR
                                                DECEMBER 31, 1996     ENDED
                                                   (UNAUDITED)    JUNE 30, 1996
                                                ----------------- -------------
OPERATIONS:
 Net investment income.........................   $    350,292     $   462,604
 Net realized gain.............................      2,257,864       8,259,766
 Change in net unrealized appreciation or
  depreciation.................................      2,720,462       1,258,707
                                                  ------------     -----------
 Net increase in net assets resulting from op-
  erations.....................................      5,328,618       9,981,077
                                                  ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income:
 Brinson Fund Class............................       (176,096)       (295,340)
 SwissKey Fund Class...........................        (53,287)        (41,698)
Distributions from net realized gain:
 Brinson Fund Class............................     (3,076,894)     (1,399,995)
 SwissKey Fund Class...........................     (3,396,000)     (1,621,590)
                                                  ------------     -----------
 Total distributions to shareholders...........   $ (6,702,277)    $(3,358,623)
                                                  ------------     -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     19,387,404      11,563,213
 Shares issued in acquisition of SBC World
  Growth Fund (Note 1).........................            --       25,670,575
 Shares issued on reinvestment of distribu-
  tions........................................      6,291,113       3,336,320
 Shares redeemed...............................     (3,459,300)     (7,760,045)
                                                  ------------     -----------
 Net increase in net assets resulting from cap-
  ital share
  transactions (Note 7)........................     22,219,217      32,810,063
                                                  ------------     -----------
    TOTAL INCREASE IN NET ASSETS...............     20,845,558      39,432,517
                                                  ------------     -----------
NET ASSETS:
 Beginning of period...........................     60,138,082      20,705,565
                                                  ------------     -----------
 End of period (including accumulated undis-
  tributed net investment income of $204,604
  and $90,547, respectively)...................   $ 80,983,640     $60,138,082
                                                  ============     ===========



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED      YEAR          YEAR      JANUARY 28, 1994*
                          DECEMBER 31, 1996     ENDED         ENDED          THROUGH
BRINSON FUND CLASS           (UNAUDITED)    JUNE 30, 1996 JUNE 30, 1995   JUNE 30, 1994
-----------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........       $ 11.57         $  9.93       $  9.49         $ 10.00
                               -------         -------       -------         -------
 Income from investment
  operations:
  Net investment income.          0.03            0.18          0.18            0.07
  Net realized and
   unrealized gain
   (loss)...............          0.84            2.29          0.39           (0.54)
                               -------         -------       -------         -------
    Total income (loss)
     from investment op-
     erations...........          0.87            2.47          0.57           (0.47)
                               -------         -------       -------         -------
Less distributions:
  Distributions from net
   investment income....         (0.06)          (0.14)        (0.04)          (0.04)
  Distributions from and
   in excess of net re-
   alized gain..........         (0.99)          (0.69)        (0.09)            --
                               -------         -------       -------         -------
    Total distributions.         (1.05)          (0.83)        (0.13)          (0.04)
                               -------         -------       -------         -------
Net asset value, end of
 period.................       $ 11.39         $ 11.57       $  9.93         $  9.49
                               =======         =======       =======         =======
Total return (non-
 annualized)............          7.67%          25.66%         6.06%          (4.70%)
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........       $38,631         $27,126       $20,706         $20,642
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          1.62%**         1.77%         2.06%           2.65%**
  After expense reim-
   bursement............          1.00%**         1.00%         1.00%           1.00%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          0.80%**         0.57%         0.71%           0.24%**
  After expense reim-
   bursement............          1.42%**         1.34%         1.77%           1.89%**
 Portfolio turnover
  rate..................            17%             74%           36%             21%
 Average commission rate
  paid per share........       $0.0259         $0.0288           N/A             N/A

*  Commencement of investment operations
** Annualized
N/A = Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                               SIX MONTHS ENDED  JULY 31, 1995*
                                               DECEMBER 31, 1996    THROUGH
SWISSKEY FUND CLASS                               (UNAUDITED)    JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period..........      $ 11.57         $ 10.35
                                                    -------         -------
 Income from investment operations:
  Net investment gain (loss)..................         0.02           (0.01)
  Net realized and unrealized gain............         0.80            1.93
                                                    -------         -------
    Total income from investment operations...         0.82            1.92
                                                    -------         -------
 Less distributions:
  Distributions from net investment income....        (0.02)          (0.01)
  Distributions from net realized gain........        (0.99)          (0.69)
                                                    -------         -------
    Total distributions.......................        (1.01)          (0.70)
                                                    -------         -------
Net asset value, end of period................      $ 11.38         $ 11.57
                                                    =======         =======
Total return (non-annualized).................         7.23%          19.25%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........      $42,353         $33,012
 Ratio of expenses to average net assets:
  Before expense reimbursement................         2.38%**         2.53%**
  After expense reimbursement.................         1.76%**         1.76%**
 Ratio of net investment income (loss) to av-
  erage net assets:
  Before expense reimbursement................         0.04%**        (0.19%)**
  After expense reimbursement.................         0.66%**         0.58%**
 Portfolio turnover rate......................           17%             74%
 Average commission rate paid per share.......      $0.0259         $0.0288

*  Commencement of SwissKey Fund Class distribution
** Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND


--------------------------------------------------------------------------------
LOGO
The Global Bond Fund is actively managed, providing a fully integrated treatment of the U.S. and other major fixed income markets across the world. This global approach takes full advantage of relationships both within and across markets, based on consistent analysis of macroeconomic and market conditions. Market and currency strategies are developed in a global asset allocation framework, in conjunction with senior fixed income professionals in Chicago, Basel, Frankfurt, London, Melbourne, Paris, Singapore, Sydney and Tokyo.

The Brinson Global Bond Fund has provided an annualized return of 8.41% since July 31, 1993 (performance inception date). Its benchmark, the Salomon World Government Bond Index, returned 8.35%. For the year ended December 31, 1996, the Fund returned 9.30%, while the benchmark returned 3.63%. In the second half of 1996, the Fund produced a return of 7.03% compared to the 5.18% return of the benchmark.

Market/currency allocation and bond management strategies all contributed positively to Fund performance in 1996. Market allocation contributions were broadly derived from European and Canadian bond market overweights against the U.S. The Japanese bond market underweight detracted from Fund performance. The currency allocation strategy added value in nearly every currency. Bond management was strong, particularly in the U.S. market.

Bond markets around the world began a period of strength in early 1995 that was grounded on a foundation of poor performance in 1994. The strength the global markets experienced in 1995 was protracted into 1996 for essentially every bond market except for the U.S. In U.S. dollar-hedged terms, the Salomon Brothers Index returned 8.68% in 1996. The U.S. market posted a lackluster return of 2.73% while the non-U.S. portion of the index (hedged) returned 11.82% during the year.

The Fund benefited from a U.S. bond market underweight through the middle of October, when the Fund shifted to a neutral stance. The Fund also benefited from an overweight in core European markets during the year. Despite low yields in Japan, the market generated a relatively strong return; consequently, the Fund's underweight in Japan detracted from performance.

Currency allocation strategy contributed substantially to the performance of the Global Bond Fund relative to the Salomon Brothers World Government Bond Index. During the year, the Fund maintained significant underweights to the Japanese yen and the core European currencies. The aggregate European currency underweight was similar in magnitude to the yen underweight. The U.S. dollar overweight averaged about 35% during the year. The Japanese yen declined by 11.13%, and the core European currency depreciations ranged from 14.31% for the Swiss franc to 5.93% for the French franc. The Fund maintained neutral or overweight positions to currencies that appreciated over the course of 1996.

Bond management was particularly strong in the U.S. due to issue selection in the mortgage-backed and corporate sectors. Security selection contributions were mixed outside the U.S.

                   ------------------------------------------------------------
38

                    GLOBAL BOND FUND


--------------------------------------------------------------------------------
LOGO
 TOTAL RETURN

                                     6 months  1 year  3 years  Annualized
                                      ended    ended    ended    7/31/93*
                                     12/31/96 12/31/96 12/31/96 to 12/31/96
---------------------------------------------------------------------------
BRINSON GLOBAL BOND FUND               7.03%    9.30%    8.27%     8.41%
Salomon World Government Bond Index
 (currency unhedged)                   5.18     3.63     8.08      8.35
Salomon World Government Bond Index
 (currency hedged)                     6.87     8.68     7.22      7.83
---------------------------------------------------------------------------

*Performance inception date of the Brinson Global Bond Fund.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Global Bond Fund and the Salomon World Government Bond Index (currency unhedged and hedged) if you had invested $100,000 on July 31, 1993, and had reinvested all your income dividends and capital gain distributions through December 31, 1996. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON GLOBAL BOND FUND
VS. SALOMON WORLD GOVERNMENT BOND INDEX (CURRENCY UNHEDGED AND HEDGED) Wealth Value with Dividends Reinvested

                             [CHART APPEARS HERE]

             Brinson Global  Salomon World Gov't Bond   Salomon World Gov't Bond
               Bond Fund     Index (currency unhedged)  Index (currency hedged)
             --------------  -------------------------  ------------------------
7/31/93         $100,000             $100,000                  $100,000
9/30/93         $102,201             $104,236                  $102,650
12/31/93        $103,859             $104,193                  $104,963
3/31/94         $100,762             $104,198                  $101,652
6/30/94         $ 99,215             $104,883                  $ 99,722
9/30/94         $100,150             $106,111                  $ 99,850
12/31/94        $100,240             $106,618                  $101,027
3/31/95         $104,412             $118,276                  $105,636
6/30/95         $110,464             $124,592                  $111,126
9/30/95         $114,823             $123,284                  $114,256
12/31/95        $120,612             $126,918                  $119,043
3/31/96         $120,491             $124,543                  $118,866
6/30/96         $123,165             $125,050                  $121,059
9/30/96         $127,459             $128,473                  $125,071
12/31/96        $131,830             $131,529                  $129,378

7/31/93 = $100,000                                         Data Through 12/31/96

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                   ------------------------------------------------------------

                    GLOBAL BOND FUND


--------------------------------------------------------------------------------
LOGO
 ASSET ALLOCATION

As of December 31, 1996 (Unaudited)

                       Current
             Benchmark Strategy
-------------------------------
U.S.            33.0%    33.0%
Japan           18.7      5.2
Australia        1.1      0.0
Austria          0.9      0.0
Belgium          2.7      2.8
Canada           3.3      8.0
Denmark          1.7      6.3
Finland          0.5      0.0
France           7.5      7.9
Germany          9.6     13.4
Italy            6.7      7.0
Netherlands      3.4      8.2
Spain            2.8      0.0
Sweden           1.7      1.9
Switzerland      0.4      0.0
U.K.             6.0      6.3
-------------------------------
               100.0%   100.0%

 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996 (Unaudited)

--------------------------------------------------------------------------------
U.S. BONDS
Corporate Bonds
 Asset-Backed...........................................................   0.70%
 CMO....................................................................   0.41
 Consumer...............................................................   0.69
 Financial..............................................................   1.66
 Industrial.............................................................   0.81
 Telecommunications.....................................................   0.64
                                                                         ------
                                                                           4.91
 International Dollar Bonds.............................................   1.83
 U.S. Government Agencies...............................................   9.85
 U.S. Government Obligations............................................  11.92
                                                                         ------
   Total U.S. Bonds.....................................................  28.51*
                                                                         ------
NON-U.S. BONDS
Foreign Financial Bonds.................................................  23.90
Foreign Government Bonds................................................  41.78
                                                                         ------
   Total Non-U.S. Bonds.................................................  65.68
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   6.01*
                                                                         ------
   TOTAL INVESTMENTS.................................................... 100.20
LIABILITIES, LESS CASH AND OTHER ASSETS ................................  (0.20)
                                                                         ------
   NET ASSETS........................................................... 100.00%
                                                                         ======
--------------------------------------------------------------------------------

*The Fund held a long position in U.S. Treasury futures on December 31, 1996 which increased U.S. bond exposure from 28.51% to 32.47% and decreased the Fund's exposure to Short-Term Investments from 6.01% to 2.05%.

 CURRENCY ALLOCATION

As of December 31, 1996 (Unaudited)

                       Current
             Benchmark Strategy
-------------------------------
U.S.            33.0%    57.4%
Japan           18.7      8.7
Australia        1.1      1.1
Austria          0.9      0.0
Belgium          2.7      2.8
Canada           3.3      3.2
Denmark          1.7      1.7
Finland          0.5      0.0
France           7.5      1.5
Germany          9.6      5.6
Italy            6.7      7.0
Netherlands      3.4      0.0
Spain            2.8      2.8
Sweden           1.7      1.9
Switzerland      0.4      0.0
U.K.             6.0      6.3
-------------------------------
               100.0%   100.0%

                   ------------------------------------------------------------
40

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT      VALUE
                                                          ---------- -----------
Bonds -- 94.19%
U.S. BONDS -- 28.51%
U.S. CORPORATE BONDS -- 4.91%
Asset Securitization Corp. 96-D3
 7.210%, due 10/13/26.................................... $  140,000 $   142,805
Capital One Bank
 6.830%, due 05/17/99 ...................................    200,000     200,923
Chase Manhattan Auto Owner Trust 96C-A4
 6.150%, due 03/15/02....................................    125,000     124,375
Chrysler Financial Corp. MTN
 6.500%, due 08/21/97....................................    165,000     165,784
Ford Credit Auto Lease Trust
 6.350%, due 10/15/98....................................    134,247     134,592
Ford Credit Grantor Trust 95-B
 5.900%, due 10/15/00....................................     65,914      65,986
Ford Motor Co.
 7.250%, due 10/01/08....................................    200,000     201,705
GMAC MTN
 6.750%, due 06/10/02....................................    200,000     200,754
Green Tree Financial 94-2
 8.300%, due 05/15/19....................................     25,000      26,442
Lockheed Martin Corp.
 7.700%, due 06/15/08....................................    125,000     130,854
News America Corp.
 7.750%, due 01/20/24....................................    275,000     262,871
The Money Store 94-A3
 5.525%, due 09/15/18....................................     86,249      84,622
Time Warner Entertainment, Inc.
 8.375%, due 03/15/23....................................    235,000     238,872
Time Warner, Inc.
 9.150%, due 02/01/23....................................     40,000      43,347
                                                                     -----------
                                                                       2,023,932
                                                                     -----------
INTERNATIONAL DOLLAR BONDS -- 1.83%
Korea Development Bank
 6.625%, due 11/21/03....................................     90,000      89,331
Province of Quebec
 7.500%, due 07/15/23....................................    235,000     234,589
Republic of South Africa
 9.625%, due 12/15/99....................................    125,000     132,969
Royal Bank of Scotland
 7.375%, due 04/01/06....................................    300,000     298,987
                                                                     -----------
                                                                         755,876
                                                                     -----------
U.S. GOVERNMENT AGENCIES -- 9.85%
Federal Home Loan Mortgage Corp.
 6.520%, due 01/02/02....................................    300,000     300,885
 6.750%, due 05/30/06....................................     65,000      65,479
 7.000%, due 04/15/07....................................    193,904     190,836
 5.800%, due 08/15/19....................................     90,000      84,067
 6.500%, due 05/15/21....................................    107,708      97,743
Federal Home Loan Mortgage Corp. Gold
 8.000%, due 05/01/23....................................    113,402     115,564
 9.000%, due 05/01/24....................................    324,175     346,012
 9.500%, due 04/01/25....................................     31,268      33,652
Federal National Mortgage Association
 6.500%, due 03/01/03....................................    455,000     450,168
 6.220%, due 03/13/06....................................    150,000     145,013
 6.500%, due 04/25/08....................................    110,333     105,251
 9.000%, due 08/01/21....................................     31,246      33,256

 8.500%, due 07/01/22................................... $    22,762 $    23,919
 7.500%, due 05/01/25...................................     385,767     385,647
 6.500%, due 02/01/26...................................      78,160      74,569
 6.500%, due 03/01/26...................................     820,000     782,331
 7.000%, due 03/01/26...................................     180,000     176,119
 7.500%, due 12/01/26...................................     299,101     299,119
Federal National Mortgage
 Association Strips
 8.000%, due 07/01/24 interest only.....................     116,861      36,012
 0.000%, due 07/01/26 principal only....................     103,393      69,564
Government National Mortgage Association
 6.500%, due 03/20/26...................................      68,926      65,329
Independent National Mortgage Corp. 8.350%, due
 06/25/25...............................................     175,000     179,209
                                                                     -----------
                                                                       4,059,744
                                                                     -----------
U.S. GOVERNMENT OBLIGATIONS-- 11.92%
U.S. Treasury Coupon Strips
 0.000%, due 05/15/08 principal only....................     245,000     116,598
U.S. Treasury Notes and Bonds
 6.250%, due 10/31/01...................................   1,660,000   1,661,038
 7.000%, due 07/15/06...................................     940,000     976,719
 8.125%, due 05/15/21...................................   1,860,000   2,157,600
                                                                     -----------
                                                                       4,911,955
                                                                     -----------
Total U.S. Bonds........................................              11,751,507
                                                                     -----------
NON-U.S. BONDS -- 65.68%
BELGIUM -- 2.73%
Kingdom of Belgium
 8.750%, due 06/25/02............................... BEF  14,000,000     520,386
 9.000%, due 03/28/03...................................   4,000,000     151,251
 7.500%, due 07/29/08...................................  13,000,000     453,298
                                                                     -----------
                                                                       1,124,935
                                                                     -----------
CANADA -- 7.96%
British Columbia
 7.750%, due 06/16/03............................... CAD   1,050,000     835,993
 7.250%, due 09/21/05...................................   1,290,000     981,193
Government of Canada
 4.250%, due 12/01/21(b)................................   1,820,000   1,465,566
                                                                     -----------
                                                                       3,282,752
                                                                     -----------
DENMARK -- 6.21%
City of Copenhagen
 6.250%, due 03/15/01............................... DKR   2,400,000     424,147
Great Belt
 7.000%, due 09/02/03...................................  10,650,000   1,895,692
Kingdom of Denmark
 7.000%, due 11/10/24...................................   1,500,000     241,062
                                                                     -----------
                                                                       2,560,901
                                                                     -----------


--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT       VALUE
                                                      ------------- -----------
FRANCE -- 7.73%
Eurofima
 8.625%, due 09/01/99............................ FRF     5,100,000 $ 1,096,897
Government of France (OAT)
 8.500%, due 12/26/12................................     3,100,000     726,714
 8.500%, due 04/25/23................................     2,400,000     563,218
KFW International Finance
 7.750%, due 02/17/98................................     2,600,000     523,568
Kingdom of Finland
 9.000%, due 08/13/03................................     1,200,000     278,147
                                                                    -----------
                                                                      3,188,544
                                                                    -----------
GERMANY -- 13.23%
Bundesrepublik Deutscheland
 6.250%, due 01/04/24............................ DEM       800,000     492,687
European Economic Community
 6.500%, due 03/10/00................................     2,650,000   1,833,901
Kingdom of Norway
 6.125%, due 05/05/98................................     1,040,000     698,125
LKB Baden-Wurt Finance
 6.500%, due 09/15/08................................     1,300,000     866,751
Republic of Ireland
 7.250%, due 03/18/03................................     2,200,000   1,562,455
                                                                    -----------
                                                                      5,453,919
                                                                    -----------
ITALY -- 6.64%
Bayerische Landesbank
 10.750%, due 03/01/03........................... ITL 1,000,000,000     771,950
European Investment Bank
 12.750%, due 02/15/00...............................   150,000,000     115,546
Landesbank Rheinland
 8.250%, due 06/02/98................................   750,000,000     502,532
LKB Baden-Wurt Finance
 10.750%, due 04/14/03...............................   950,000,000     734,915
Republic of Italy (BTP)
 9.500%, due 02/01/01................................   850,000,000     613,867
                                                                    -----------
                                                                      2,738,810
                                                                    -----------
JAPAN -- 5.52%
Asian Development Bank
 5.000%, 02/05/03................................ JPY    40,000,000     400,620
Government of Japan No.133
 7.300%, due 09/20/00................................    25,000,000     262,019
Government of Japan No.144
 6.000%, due 12/20/01................................    50,000,000     516,628
Republic of Austria
 5.000%, due 01/22/01................................    50,000,000     490,006
World Bank 5.250%, due 03/20/02......................    60,000,000     604,484
                                                                    -----------
                                                                      2,273,757
                                                                    -----------

NETHERLANDS -- 7.88%
Government of Nederlands
 7.500%, due 11/15/99................................ NLG 1,355,000 $   858,968
International Nederland Verzekeringen 6.250%, due
 12/28/05................................................ 1,800,000   1,062,726
Rabobank
 6.750%, due 06/25/03.................................... 1,400,000     873,149
Republic of Austria
 6.250%, due 02/28/24....................................   825,000     453,165
                                                                    -----------
                                                                      3,248,008
                                                                    -----------
SWEDEN - 1.79%
Kingdom of Sweden
 6.000%, due 02/09/05.................................SWK 5,200,000     738,022
                                                                    -----------
UNITED KINGDOM -- 5.99%
Abbey National
 8.750%, due 05/24/04.................................GBP   350,000     620,721
British Gas PLC
 8.125%, due 03/31/03....................................   545,000     940,901
UK Treasury
 7.750%, due 09/08/06....................................    45,000      78,291
 9.000%, due 10/13/08....................................   260,000     492,589
 8.000%, due 09/27/13....................................   190,000     335,439
                                                                    -----------
                                                                      2,467,941
                                                                    -----------
Total Non-U.S. Bonds.....................................            27,077,589
                                                                    -----------
Total Bonds (Cost $37,402,378)...........................            38,829,096
                                                                    -----------
Short-Term Investments-- 6.01%
GOVERNMENT OBLIGATIONS -- 0.06%
U.S. Treasury Bills 5.063%, due 05/01/97.................    25,000      24,581
                                                                    -----------
COMMERCIAL PAPER -- 5.95%
Cincinnati Bell, Inc.
 7.250%, 01/02/97........................................   207,000     206,958
CNA Financial Corp.
 6.250%, due 01/23/97....................................   500,000     498,090
Crown Cork & Seal Co.,
 5.520%, due 01/10/97....................................   500,000     499,310
PanEnergy Corp.
 6.05%, due 01/17/97.....................................   500,000     498,656
Vastar Resources, Inc.
 6.020%, due 01/02/97....................................   500,000     499,916
Whirlpool Financial Corp.
 6.000%, due 01/03/97....................................   250,000     249,917
                                                                    -----------
                                                                      2,452,847
                                                                    -----------
Total Short-Term Investments
 (Cost $2,477,425).......................................             2,477,428
                                                                   -----------
Total Investments
 (Cost $39,879,803) -- 100.20% (a).......................            41,306,524
                                                                    -----------
Liabilities, less cash and other assets -- (0.20%).......               (81,085)
                                                                    -----------
Net Assets -- 100%.......................................           $41,225,439
                                                                    ===========

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------
42

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a)Aggregate cost for federal income tax purposes was $39,879,803; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................. $1,660,144
      Gross unrealized depreciation.................................   (233,423)
                                                                     ----------
          Net unrealized appreciation............................... $1,426,721
                                                                     ==========

(b)Linked to Canada's retail price index. Reset semi-annually.
MTN: Medium term note

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Bond Fund had the following open forward foreign currency contracts as of December 31, 1996:

                                  SETTLEMENT    LOCAL     CURRENT  UNREALIZED
                                     DATE     CURRENCY     VALUE   GAIN/(LOSS)
                                  ---------- ----------- --------- ----------
      FORWARD FOREIGN CURRENCY
       BUY CONTRACTS
      Australian Dollar..........  05/30/97      500,000 $ 396,624  $(10,376)
      Japanese Yen...............  05/05/97  165,000,000 1,451,551   (35,306)
      Spanish Peseta.............  05/30/97  138,000,000 1,058,498       216
      FORWARD FOREIGN CURRENCY
       SALE CONTRACTS
      Canadian Dollar............  05/30/97    2,900,000 2,135,475    32,084
      Danish Kroner..............  05/30/97   11,300,000 1,930,758       536
      Dutch Guilder..............  05/30/97    5,800,000 3,386,583     7,215
      French Franc...............  05/30/97   14,000,000 2,717,348   (14,645)
      German Mark ...............  05/30/97    5,200,000 3,406,760       842
                                                                    --------
          Total..................                                   $(19,734)
                                                                    ========

FUTURES CONTRACTS (NOTE 5)

The Global Bond Fund had the following open futures contracts as of December 31, 1996:

                                        SETTLEMENT          CURRENT  UNREALIZED
                                           DATE      COST    VALUE      LOSS
                                        ---------- -------- -------- ----------
FUTURES BUY CONTRACTS
 5 year U.S. Treasury Notes, 6 con-
 tracts................................ March 1997 $645,375 $639,563  $ (5,812)
10 year U.S. Treasury Notes, 5 con-
 tracts................................ March 1997  554,063  545,625    (8,438)
30 year U.S. Treasury Bonds, 4 con-
 tracts................................ March 1997  460,000  450,500    (9,500)
                                                                      --------
    Total..............................                               $(23,750)
                                                                      ========

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1996 was $24,581.


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $39,879,803) (Note 1)................ $41,306,524
 Cash.............................................................   1,186,716
 Foreign currency, at value (Cost $79,558)........................      77,444
 Receivables:
  Investment securities sold......................................   1,106,341
  Interest........................................................   1,142,553
  Fund shares sold................................................       6,533
  Due from advisor................................................      20,580
 Other assets.....................................................       5,655
                                                                   -----------
    TOTAL ASSETS..................................................  44,852,346
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................   2,821,281
  Fund shares redeemed............................................     645,334
  Variation margin (Note 5).......................................      12,312
  Net unrealized depreciation on forward foreign currency con-
   tracts.........................................................      19,734
  Accrued expenses................................................     128,246
                                                                   -----------
    TOTAL LIABILITIES.............................................   3,626,907
                                                                   -----------
NET ASSETS........................................................ $41,225,439
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)......................................... $41,356,690
 Accumulated distributions in excess of net investment income.....  (1,448,556)
 Accumulated distributions in excess of net realized gain.........     (63,232)
 Net unrealized appreciation......................................   1,380,537
                                                                   -----------
    NET ASSETS.................................................... $41,225,439
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
 Net asset value, offering price and redemption price per share
  (Based on net assets of $37,704,006 and 3,937,187 shares issued
  and outstanding) (Note 7)....................................... $      9.58
                                                                   ===========
 SwissKey Fund Class:
 Net asset value, offering price and redemption price per share
  (Based on net assets of $3,521,433 and 368,181 shares issued and
  outstanding) (Note 7)........................................... $      9.56
                                                                   ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
 Interest.......................................................... $1,352,589
                                                                    ----------
    TOTAL INCOME...................................................  1,352,589
                                                                    ----------
EXPENSES:
 Advisory (Note 2).................................................    159,408
 Accounting........................................................     62,618
 Professional......................................................     31,464
 Transfer agent....................................................     24,856
 Custodian.........................................................     21,192
 Registration......................................................     20,504
 Administration....................................................     18,520
 Distribution (Note 6).............................................      9,380
 Other.............................................................     21,839
                                                                    ----------
    TOTAL EXPENSES.................................................    369,781
    Expenses deferred and reimbursed by Advisor (Note 2)...........   (168,938)
                                                                    ----------
    NET EXPENSES...................................................    200,843
                                                                    ----------
    NET INVESTMENT INCOME..........................................  1,151,746
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................    723,433
  Futures contracts................................................     77,372
  Foreign currency transactions....................................   (126,037)
                                                                    ----------
   Net realized gain...............................................    674,768
                                                                    ----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency.................................    935,964
  Futures contracts................................................    (21,891)
  Forward contracts................................................    123,239
  Translation of other assets and liabilities denominated in for-
   eign currency...................................................     12,863
                                                                    ----------
   Change in net unrealized appreciation or depreciation...........  1,050,175
                                                                    ----------
 Net realized and unrealized gain..................................  1,724,943
                                                                    ----------
 Net increase in net assets resulting from operations.............. $2,876,689
                                                                    ==========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR
                                                 SIX MONTHS ENDED     ENDED
                                                 DECEMBER 31, 1996    JUNE
                                                    (UNAUDITED)     30, 1996
                                                 ----------------- -----------
OPERATIONS:
 Net investment income..........................    $ 1,151,746    $ 2,351,810
 Net realized gain..............................        674,768      4,022,906
 Change in net unrealized appreciation or depre-
  ciation ......................................      1,050,175     (1,992,544)
                                                    -----------    -----------
 Net increase in net assets resulting from oper-
  ations........................................      2,876,689      4,382,172
                                                    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income.......     (2,204,689)    (3,447,154)
 Distributions in excess of net investment in-
  come..........................................     (1,615,023)    (1,534,232)
 Distributions from net realized gain...........       (769,789)      (355,057)
                                                    -----------    -----------
 Total distributions to shareholders*...........     (4,589,501)    (5,336,443)
                                                    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................      4,488,660     14,584,928
 Shares issued on reinvestment of distributions.      3,667,961      3,954,345
 Shares redeemed................................     (9,937,375)   (24,728,515)
                                                    -----------    -----------
 Net (decrease) in net assets resulting from
  capital share transactions (Note 7)...........     (1,780,754)    (6,189,242)
                                                    -----------    -----------
    TOTAL (DECREASE) IN NET ASSETS..............     (3,493,566)    (7,143,513)
                                                    -----------    -----------
NET ASSETS:
 Beginning of period............................     44,719,005     51,862,518
                                                    -----------    -----------
 End of period (including accumulated undistrib-
  uted net investment income of ($1,448,556) and
  $1,052,943, respectively).....................    $41,225,439    $44,719,005
                                                    ===========    ===========
*DISTRIBUTIONS BY CLASS:
 Distributions from and in excess of net invest-
  ment income
  Brinson Fund Class............................     (3,503,032)    (4,734,956)
  SwissKey Fund Class...........................       (316,680)      (246,430)
 Distributions from net realized gain
  Brinson Fund Class............................       (704,236)      (338,786)
  SwissKey Fund Class...........................        (65,553)       (16,271)
                                                    -----------    -----------
 Total distributions to shareholders............     (4,589,501)    (5,336,443)
                                                    -----------    -----------


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED      YEAR          YEAR      JULY 30, 1993*
                          DECEMBER 31, 1996     ENDED         ENDED        THROUGH
BRINSON FUND CLASS           (UNAUDITED)    JUNE 30, 1996 JUNE 30, 1995 JUNE 30, 1994
--------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........       $ 10.04         $ 10.39       $  9.55       $ 10.00
                               -------         -------       -------       -------
 Income (loss) from in-
  vestment operations:
  Net investment income
   .....................          0.93            0.84          0.50          0.45
  Net realized and
   unrealized gain
   (loss)...............         (0.24)           0.31          0.58         (0.52)
                               -------         -------       -------       -------
    Total income (loss)
     from investment op-
     erations...........          0.69            1.15          1.08         (0.07)
                               -------         -------       -------       -------
 Less distributions:
  Distributions from and
   in excess of net in-
   vestment income......         (0.96)          (1.40)        (0.24)        (0.28)
  Distributions from and
   in excess of net re-
   alized gain..........         (0.19)          (0.10)          --          (0.10)
                               -------         -------       -------       -------
    Total distributions.         (1.15)          (1.50)        (0.24)        (0.38)
                               -------         -------       -------       -------
Net asset value, end of
 period.................       $  9.58         $ 10.04       $ 10.39       $  9.55
                               =======         =======       =======       =======
Total return (non-
 annualized)............          7.03%          11.50%        11.34%        (0.79%)
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........       $37,704         $41,066       $51,863       $36,849
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          1.69%**         1.65%         1.43%         1.78%**
  After expense reim-
   bursement............          0.90%**         0.90%         0.90%         0.90%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          4.66%**         4.98%         5.53%         4.03%**
  After expense reim-
   bursement............          5.45%**         5.73%         6.06%         4.91%**
 Portfolio turnover
  rate..................           107%            184%          199%          189%

 * Commencement of investment operations
** Annualized



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  SIX MONTHS
                                                     ENDED       JULY 31, 1995*
                                               DECEMBER 31, 1996    THROUGH
SWISSKEY FUND CLASS                               (UNAUDITED)    JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period..........      $10.02           $10.56
                                                    ------           ------
 Income from investment operations:
  Net investment income.......................        0.91             0.78
  Net realized and unrealized gain (loss).....       (0.24)            0.15
                                                    ------           ------
    Total income from investment operations...        0.67             0.93
                                                    ------           ------
 Less distributions:
  Distributions from and in excess of net in-
   vestment income............................       (0.94)           (1.37)
  Distributions from net realized gain........       (0.19)           (0.10)
                                                    ------           ------
    Total distributions.......................       (1.13)           (1.47)
                                                    ------           ------
Net asset value, end of period................      $ 9.56           $10.02
                                                    ======           ======
Total return (non-annualized).................        6.76%            9.17%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........      $3,521           $3,653
 Ratio of expenses to average net assets:
  Before expense reimbursement................        2.18%**          2.14%**
  After expense reimbursement.................        1.39%**          1.39%**
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement................        4.17%**          4.49%**
  After expense reimbursement.................        4.96%**          5.24%**
 Portfolio turnover rate......................         107%             184%

*  Commencement of SwissKey Fund Class distribution
** Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of seven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund and Non-U.S. Equity Fund. Each Fund has two classes of shares outstanding, Brinson Fund Class and SwissKey Fund Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights.

The Trust entered into an Agreement and Plan of Reorganization dated June 16, 1995 (the "Plan of Reorganization"), with SwissKey Funds. On July 28, 1995, pursuant to the Plan of Reorganization, the Trust acquired all of the net assets of the SBC World Growth Fund of the SwissKey Funds, which totalled $25,670,575 (including $3,848,285 of net unrealized appreciation) in exchange solely for 2,474,177 SwissKey Fund shares of the Trust's Global Equity Fund. The SwissKey Fund shares were then distributed to shareholders of the SBC World Growth Fund according to their respective interests, and the SBC World Growth Fund was dissolved. The total net assets of the Global Equity Fund were $47,088,147 immediately after the acquisition.

The following is a summary of significant accounting policies consistently followed by the Global Fund, Global Equity Fund and Global Bond Fund (each a "Fund," collectively the "Funds") in the preparation of their financial statements.

A.INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the fund. U.S. equity securities traded over the counter are priced at the most recent bid price. Fixed income/debt securities are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using the mean between the bid and the asked forward points added to the current exchange rate. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss in the statement of operations.

C.INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D.INVESTMENT INCOME: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E.FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1996. Therefore, no federal income tax provision was required.
--------------------------------------------------------------------------------

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

F.DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

G.INCOME AND EXPENSE ALLOCATION: All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Fund Class shares will not incur any of the distribution expenses.

H.USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Funds pay the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended December 31, 1996, were as follows:

                                                                               FEES
                         ADVISORY BRINSON CLASS SWISSKEY CLASS  ADVISORY  DEFERRED AND/OR
                           FEE     EXPENSE CAP   EXPENSE CAP      FEES      REIMBURSED
                         -------- ------------- -------------- ---------- ---------------
Global Fund.............   0.80%      1.10%          1.75%     $2,019,630    $    --
Global Equity Fund......   0.80       1.00           1.76         276,132     216,697
Global Bond Fund........   0.75       0.90           1.39         159,408     168,938

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were $5,888, $2,208 and $2,208 for the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

At December 31, 1996, the Global Fund was invested in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments are listed in the schedule of investments and represent 9.43% of the Fund's total net assets. At December 31, 1996, net unrealized appreciation on these investments was $5,160,007.

3.INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1996, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                        PURCHASES    FROM SALES
                                                       ------------ ------------
Global Fund........................................... $408,770,372 $397,827,575
Global Equity Fund....................................   21,925,975   10,301,042
Global Bond Fund......................................   41,276,806   44,423,362

4.FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation

--------------------------------------------------------------------------------
50

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at and for the six months ended December 31, 1996, was the Funds' custodian.

5.FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.DISTRIBUTION PLAN
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Fund Class of shares. Annual fees under the Plan, which include a 0.25% service fee, total 0.65%, 0.76% and 0.49% of the average daily net assets of the SwissKey Fund Class of the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

7.CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                                    GLOBAL FUND
                                    --------------------------------------------
                                      SIX MONTHS ENDED
                                      DECEMBER 31, 1996         YEAR ENDED
                                         (UNAUDITED)          JUNE 30, 1996
                                    --------------------- ----------------------
                                     SHARES      VALUE     SHARES      VALUE
                                    --------- ----------- --------- ------------
Sales:
 Brinson Fund Class................ 4,583,763 $57,951,937 7,972,013 $ 95,544,500
 SwissKey Fund Class...............   211,635   2,646,592 1,155,619   13,939,062
                                    --------- ----------- --------- ------------
    Total Sales.................... 4,795,398 $60,598,529 9,127,632 $109,483,562
                                    ========= =========== ========= ============
Dividend Reinvestment:
 Brinson Fund Class................ 4,022,259 $48,025,771 2,632,284 $ 30,918,724
 SwissKey Fund Class...............   130,547   1,554,814    20,488      243,591
                                    --------- ----------- --------- ------------
    Total Dividend Reinvestment.... 4,152,806 $49,580,585 2,652,772 $ 31,162,315
                                    ========= =========== ========= ============
Redemptions:
 Brinson Fund Class................ 5,171,939 $64,203,767 5,330,521 $ 63,966,318
 SwissKey Fund Class...............    54,093     683,312    24,583      296,145
                                    --------- ----------- --------- ------------
    Total Redemptions.............. 5,226,032 $64,887,079 5,355,104 $ 64,262,463
                                    ========= =========== ========= ============

--------------------------------------------------------------------------------

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                                               GLOBAL EQUITY FUND
                                   -------------------------------------------
                                     SIX MONTHS ENDED
                                     DECEMBER 31, 1996        YEAR ENDED
                                        (UNAUDITED)          JUNE 30, 1996
                                   --------------------- ---------------------
                                    SHARES      VALUE     SHARES      VALUE
                                   --------- ----------- --------- -----------
Sales:
 Brinson Fund Class...............   837,664 $ 9,913,092   285,419 $ 3,205,567
 SwissKey Fund Class..............   808,570   9,474,311   746,285   8,357,646
                                   --------- ----------- --------- -----------
    Total Sales................... 1,646,234 $19,387,403 1,031,704 $11,563,213
                                   ========= =========== ========= ===========
Shares issued in acquisition of
 SBC World Growth Fund:
 Brinson Fund Class...............       --          --        --          --
 SwissKey Fund Class..............       --  $       --  2,474,177 $25,670,575
                                   --------- ----------- --------- -----------
    Total.........................       --  $       --  2,474,177 $25,670,575
                                   ========= =========== ========= ===========
Dividend Reinvestment:
 Brinson Fund Class...............   288,818 $ 3,237,655   160,063 $ 1,694,631
 SwissKey Fund Class..............   272,630   3,053,458   155,720   1,641,689
                                   --------- ----------- --------- -----------
    Total Dividend Reinvestment...   561,448 $ 6,291,113   315,783 $ 3,336,320
                                   ========= =========== ========= ===========
Redemptions:
 Brinson Fund Class...............    77,459 $   944,496   186,600 $ 2,055,092
 SwissKey Fund Class..............   212,095   2,514,803   523,404   5,704,953
                                   --------- ----------- --------- -----------
    Total Redemptions.............   289,554 $ 3,459,299   710,004 $ 7,760,045
                                   ========= =========== ========= ===========
                                                GLOBAL BOND FUND
                                   -------------------------------------------
                                     SIX MONTHS ENDED
                                     DECEMBER 31, 1996        YEAR ENDED
                                        (UNAUDITED)          JUNE 30, 1996
                                   --------------------- ---------------------
                                    SHARES      VALUE     SHARES      VALUE
                                   --------- ----------- --------- -----------
Sales:
 Brinson Fund Class...............   402,651 $ 4,150,385 1,094,889 $10,985,420
 SwissKey Fund Class..............    32,865     338,275   345,211   3,599,508
                                   --------- ----------- --------- -----------
    Total Sales...................   435,516 $ 4,488,660 1,440,100 $14,584,928
                                   ========= =========== ========= ===========
Dividend Reinvestment:
 Brinson Fund Class...............   348,609 $ 3,318,757   374,786 $ 3,722,031
 SwissKey Fund Class..............    36,719     349,204    23,414     232,314
                                   --------- ----------- --------- -----------
    Total Dividend Reinvestment...   385,328 $ 3,667,961   398,200 $ 3,954,345
                                   ========= =========== ========= ===========
Redemptions:
 Brinson Fund Class...............   905,614 $ 9,248,017 2,369,683 $24,686,522
 SwissKey Fund Class..............    65,831     689,358     4,197      41,993
                                   --------- ----------- --------- -----------
    Total Redemptions.............   971,445 $ 9,937,375 2,373,880 $24,728,515
                                   ========= =========== ========= ===========

--------------------------------------------------------------------------------
52

--------------------------------------------------------------------------------
                                DISTRIBUTED BY:
                            FUNDS DISTRIBUTOR, INC.
                                60 STATE STREET
                                BOSTON, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

      THE BRINSON FUNDS
      ---------------------------------------------------------------------
         Chicago . Basel . Frankfurt . Geneva . London . Melbourne . New
                                  York . Paris
                       Singapore . Sydney . Tokyo . Zurich
LOGO
      209 South LaSalle Street . Chicago, Illinois 60604-1295 . Tel: (800) 448-2430

                         ----------------------------
                               THE BRINSON FUNDS
                           BRINSON U.S. BALANCED FUND

                            BRINSON U.S. EQUITY FUND

                             BRINSON U.S. BOND FUND
                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1996


                                                          LOGO

                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
                         ----------------------------

                    TRUSTEES AND OFFICERS


--------------------------------------------------------------------------------
LOGO

TRUSTEES

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob



OFFICERS

Frank K. Reilly, CFA           Carolyn M. Burke, CPA
Chairman of the Board          Assistant Secretary


E. Thomas McFarlan             Catherine E. Macrae
President and Treasurer        Assistant Secretary


Thomas J. Digenan, CFA, CPA    Debra L. Nichols
Assistant Treasurer            Assistant Secretary


Bruce G. Leto
Secretary


                   ------------------------------------------------------------

                     THE FUNDS' ADVISOR -- BRINSON PARTNERS, INC.


--------------------------------------------------------------------------------
LOGO

In 1995, Brinson Partners, Inc. and Swiss Bank Corporation combined their institutional investment management organizations into a single investment management business operating as Brinson Partners, Inc. in North America and SBC Brinson in its other world-wide locations. We are a global investment management organization with over $72 billion in institutional assets under discretionary active management. We are also the investment advisor for SBC Private Banking mutual fund assets which total $47 billion. The firm manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other institutional investors located throughout the world. Our organization employs over 590 people in offices in Chicago, Basel, Frankfurt, Geneva, London, Melbourne, New York, Paris, Singapore, Sydney, Tokyo and Zurich.

Brinson Partners, Inc., an established U.S.-based leader in the investment business located in Chicago, acts as the headquarters of our world-wide investment management process. The firm began managing international securities and venture capital in the early to mid-1970s. Brinson Partners, Inc. pioneered the movement to the active management of global portfolios in the early 1980s for U.S. clients and has offered fully integrated global portfolios since then.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.

                   ------------------------------------------------------------
2

                    TABLE OF CONTENTS

--------------------------------------------------------------------------------
LOGO

Shareholder Letter............................................................ 4

U.S. Economic and Market Highlights........................................... 5

U.S. Balanced Fund............................................................ 6

  Schedule of Investments..................................................... 9

  Financial Statements........................................................12

  Financial Highlights........................................................15

U.S. Equity Fund..............................................................17

  Schedule of Investments.....................................................20

  Financial Statements........................................................22

  Financial Highlights........................................................25

U.S. Bond Fund................................................................27

  Schedule of Investments.....................................................30

  Financial Statements........................................................31

  Financial Highlights........................................................34

The Brinson Funds--Notes to Financial Statements..............................36

                   ------------------------------------------------------------

                    SHAREHOLDER LETTER

--------------------------------------------------------------------------------
LOGO
February 19, 1997

Dear Shareholder:

We appreciate the confidence you have placed in us and are pleased to present you with the December 31, 1996 Semi-Annual Report for the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund. This Report presents our current U.S. economic and market outlook, as well as the Funds' recent investment strategies and performance. To summarize this information:

U.S. Balanced Fund

For the period from December 31, 1994 (performance inception date) to December 31, 1996, the Fund provided an annualized total return of 18.16%. For the second half of 1996, the Fund returned 8.02%.

The Fund's market allocation has been characterized by an underweight in the U.S. equity market and an overweight to the U.S. bond market where return and risk characteristics are presently more attractive.

U.S. Equity Fund

For the period from February 28, 1994 (performance inception date) to December 31, 1996, the Fund provided an annualized total return of 21.47%. The Fund returned 12.96% in the second half of 1996.

Fund strategy presently maintains a modest overweight in stocks with high book-to-price, earnings variability and financial leverage characteristics. In addition, the Fund is underweighted the foreign earnings exposure embedded in U.S. corporate earnings, particularly relative to the S&P 500. Current industry positions include relative overweights in capital goods, banks, transportation, insurance, healthcare and consumer non-durables issues. The Fund remains underweighted in energy, technology, utility, chemicals and retail/apparel stocks.

U.S. Bond Fund

For the period from August 31, 1995 (performance inception date) to December 31, 1996, the Fund provided an annualized total return of 6.84%. For the second half of 1996, the Fund returned 5.42%.

Fund strategy currently maintains a duration target of 1.3 times that of the benchmark.

We look forward to the challenges ahead and, as always, welcome your comments and suggestions.

Sincerely,

/s/ Gary P. Brinson

Gary P. Brinson, CFA
President and Chief Investment Officer
Brinson Partners, Inc.

                   ------------------------------------------------------------
4

                    U.S. ECONOMIC AND MARKET HIGHLIGHTS


--------------------------------------------------------------------------------
LOGO

Real GDP grew 2.5% in 1996, consisting of quarterly growth rates alternating between strong and modest. This was consistent with our view that the economy will continue to produce moderate growth, although with typical fluctuations from period to period. Overall, growth is at a level approximating the economy's long-run potential.

While the bond market has been adjusting yields, often by substantial amounts, on the slightest bit of news, inflation has remained consistently moderate. Even though oil prices rose to $25 per barrel last year, there was little impact discernible on intermediate or final goods prices. While consumer price inflation has been running between 2.25% and 3.25% since 1991, other measures of inflation, such as the personal consumption deflator and the core CPI, have shown even less price pressure. The Federal Reserve continues to act as though operating with a de facto inflation target, rather than attempting to satisfy non-inflation aims.

With November's election leaving the balance of power generally unchanged, fiscal policy is reasonably likely to remain geared toward deficit control. While any future economic weakness would offset the relatively strong tax revenues at present, lawmakers realize that many voters are increasingly reluctant to pay for programs with benefits which do not clearly exceed the costs.

 U.S. ENVIRONMENT
                                 MAJOR MARKETS

                        One Year Ended December 31, 1996

                           [BAR GRAPH APPEARS HERE]

                         Total Return

                        U.S. Cash Equivalents   5.16
                        U.S. Bonds              3.63
                        U.S. Equities          21.21

                    SALOMON U.S. TREASURY BENCHMARK RETURNS

                        One Year Ended December 31, 1996

                           [BAR GRAPH APPEARS HERE]

                         Total Return

                        Maturity (Years)
                        ----------------
                                1               5.68
                                2               4.80
                                3               4.21
                                5               2.43
                               10               0.07
                               30              -4.44

                           TOP TEN INDUSTRY RETURNS
                              RELATIVE TO S&P 500

                       One Year Ended December 31, 1996

                           [BAR GRAPH APPEARS HERE]

                   Oil Service                           42.7
                   Cosmetics                            25.93
                   Misc. Finance                        16.11
                   Miscellaneous                        14.82
                   Aerospace                            13.96
                   Business Machines                    11.35
                   Domestic Petroleum Reserves          11.15
                   Apparel, Textiles                    10.77
                   Thrift Institutions                   9.57
                   Banks                                 9.28


              Source: BARRA


                BOTTOM TEN INDUSTRY RETURNS RELATIVE TO S&P 500

                       One Year Ended December 31, 1996

                   Media                               -13.57
                   Water Transport                     -13.76
                   Pollution Control                   -16.31
                   Forest Products                     -16.63
                   Precious Metals                     -17.46
                   Electric Utilities                  -19.17
                   Telephone, Telegraph                -19.9
                   Iron & Steel                        -24.98
                   Trucking, Freight                   -34.51
                   Coal & Uranium                      -40.81

              Source: BARRA

                   ------------------------------------------------------------

                    U.S. BALANCED FUND


--------------------------------------------------------------------------------
LOGO
The U.S. Balanced Fund is an actively managed portfolio that applies our value-based asset allocation process to U.S. stocks, bonds and cash. This Fund's investment strategy is developed in the context of our global asset allocation process and is based on analysis of long-term economic and market conditions.

The Brinson U.S. Balanced Fund has provided an annualized return of 18.16% since its inception on December 31, 1994. This compares with the corresponding 21.96% return of its benchmark, the U.S. Balanced Mutual Fund Index. For the year ended December 31, 1996, the Fund produced a total return of 11.32% compared to the benchmark return of 14.90%. In the second half of 1996, the Fund returned 8.02% while the benchmark returned 8.25%. Security selection within all the asset classes contributed positively to relative performance, while the equity underweight and bond overweight adversely affected relative performance.

Although inflation was relatively stable throughout 1996, the bond market experienced a year of rising yields. Coming out of 1995, yields were relatively low, but they climbed rather strongly through June. The moderately strong economy in the first half of the year, coupled with higher oil prices, caused concern that both real rates and inflation may rise. These fears diminished somewhat in the second half, allowing rates to decline. However, yields failed to drop to levels seen at the start of the year, resulting in aggregate bond market performance that was positive but inferior to cash returns.

The equity market turned in another banner year, with broad market indices showing returns of more than 20%. However, there were large divergences in relative performance. Small stock performance was outpaced by the returns to large capitalization stocks by approximately 500 basis points.

After a few weeks of strength in January and early February, the equity market was flat until mid-September. However, as interest rates fell from that point to the start of December, equities again produced extremely good returns. The S&P 500 Index rose roughly 100 points in these two and a half months, from about 660 to 760. The equity market appears increasingly willing to extrapolate recent strong earnings growth and low volatility indefinitely into the future. At year-end, equity price gains had driven the market to an overpricing of around 25%.

Looking forward, return expectations in stocks appear insufficient compensation for the risks. Therefore, we have maintained a reduced exposure in the allocation to equities, with an offsetting increase in the allocation to bonds.
                   ------------------------------------------------------------
6

                    U.S. BALANCED FUND

--------------------------------------------------------------------------------

 TOTAL RETURN

                                   6 months  1 year  Annualized
                                    ended    ended    12/31/94*
                                   12/31/96 12/31/96 to 12/31/96
----------------------------------------------------------------
BRINSON U.S. BALANCED FUND           8.02%   11.32%     18.16%
----------------------------------------------------------------
U.S. Balanced Mutual Fund Index**    8.25    14.90      21.96
----------------------------------------------------------------

*Performance inception date of the Brinson U.S. Balanced Fund.
**An un-managed index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Index and 35% Salomon Brothers Broad Investment Grade Bond Index. Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth    income taxes payable by
in the value of an             shareholders on income
investment in the Brinson      dividends and capital gain
U.S. Balanced Fund and the     distributions.  Past
U.S. Balanced Mutual Fund      performance is no guarantee
Index if you had invested      of future results.  Share
$100,000 on December 31,       price and return will vary
1994, and had reinvested all   with market conditions;
your income dividends and      investors may realize a gain
capital gain distributions     or loss upon redemption.
through December 31, 1996.
No adjustment has been made
for any

BRINSON U.S. BALANCED FUND
VS. U.S. BALANCED MUTUAL FUND INDEX
Wealth Value with Dividends Reinvested

                             [CHART APPEARS HERE]

                                                   U.S. Balanced
                                      Brinson       Mutual Fund
                                   U.S. Balanced       Index
                                   -------------   -------------
                    12/31/94         $100,000        $100,000
                     3/31/95          106,400         107,439
                     6/30/95          113,909         116,004
                     9/30/95          119,285         123,636
                    12/31/95          125,481         129,452
                     3/31/96          127,662         133,344
                     6/30/96          129,312         137,403
                     9/30/96          132,405         140,915
                    12/31/96          139,686         148,740

         12/31/94 = $100,000                     Data through 12/31/96

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
LOGO
                   ------------------------------------------------------------

                    U.S. BALANCED FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996 (Unaudited)

-------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals..............................................................   0.29%
 Housing/Paper..........................................................   1.77
 Metals.................................................................   0.23
                                                                          -----
                                                                           2.29
Capital Investment
 Capital Goods..........................................................   3.91
 Technology.............................................................   2.53
                                                                          -----
                                                                           6.44
Consumer
 Autos/Durables.........................................................   0.11
 Discretionary..........................................................   2.84
 Health: Drugs..........................................................   3.51
 Health: Non-Drugs......................................................   1.74
 Non-Durables...........................................................   4.90
 Retail/Apparel.........................................................   1.79
                                                                          -----
                                                                          14.89
Energy..................................................................   2.16
Financial
 Banks..................................................................   4.39
 Non-Banks..............................................................   4.01
                                                                          -----
                                                                           8.40

Services................................................................   2.78%
Transportation..........................................................   2.70
Utilities...............................................................   1.34
Miscellaneous...........................................................   1.13
                                                                         ------
   Total U.S. Equities..................................................  42.13*
                                                                         ------
U.S. BONDS
Corporate Bonds
 Asset-Backed...........................................................   3.16
 CMO....................................................................   0.54
 Consumer...............................................................   1.51
 Financial..............................................................   1.65
 Industrial.............................................................   0.86
 Telecommunications.....................................................   1.62
                                                                         ------
                                                                           9.34
International Dollar Bonds..............................................   6.04
U.S. Government Agencies................................................  16.96
U.S. Government Obligations.............................................  21.03
                                                                         ------
   Total U.S. Bonds.....................................................  53.37*
                                                                         ------
SHORT-TERM INVESTMENTS..................................................  10.20*
                                                                         ------
   TOTAL INVESTMENTS.................................................... 105.70
LIABILITIES, LESS
 CASH AND OTHER ASSETS..................................................  (5.70)
                                                                         ------
NET ASSETS.............................................................. 100.00%
                                                                         ======


*The Fund held a long position in U.S. Treasury futures on December 31, 1996 which increased U.S. bond exposure from 53.37% to 61.65%. The Fund also held a short position in stock index futures which reduced U.S. equity exposure from 42.13% to 33.99%. These two adjustments result in a net decrease in the Fund's exposure to Short-Term Investments from 10.20% to 10.06%.

 ASSET ALLOCATION

As of December 31, 1996 (Unaudited)

                            CURRENT
                  BENCHMARK STRATEGY
------------------------------------
U.S. Equity           65%      35%
U.S. Bonds            35       65
Cash Equivalents       0        0
------------------------------------
                     100%     100%


 TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1996 (Unaudited)

                                   PERCENT OF
                                   NET ASSETS
---------------------------------------------
 1. Chase Manhattan Corp.             2.09%
 2. Xerox Corp.                       1.63
 3. Lockheed Martin Corp.             1.62
 4. Burlington Northern Santa Fe      1.61
 5. Corning, Inc.                     1.52
 6. Citicorp                          1.46
 7. Philip Morris Companies, Inc.     1.45
 8. Aon Corp.                         1.36
 9. Goodyear Tire & Rubber Co.        1.24
10. Enron Corp.                       1.12
---------------------------------------------

                   ------------------------------------------------------------
8

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                            ------- ------------
U.S. Equities -- 42.13%
Aetna Life & Casualty Co...................................  24,900 $  1,992,000
Allergan, Inc..............................................  40,400    1,439,250
Allstate Corp..............................................  22,300    1,290,613
Alza Corp. (b).............................................  39,400    1,019,475
Aon Corp...................................................  52,900    3,286,412
Automatic Data Processing, Inc.............................  39,700    1,702,138
Avon Products, Inc.........................................  26,700    1,525,237
Bard (C.R.), Inc...........................................  24,400      683,200
Beckman Instruments, Inc...................................  15,800      606,325
Birmingham Steel Corp......................................  15,900      302,100
Boston Technology, Inc. (b)................................  15,800      454,250
Brinker International, Inc. (b)............................  14,200      227,200
Burlington Northern Santa Fe...............................  45,100    3,895,513
Centerior Energy Co........................................  33,200      356,900
Chase Manhattan Corp.......................................  56,900    5,078,325
Choice Hotels International, Inc. (b)......................  25,800      454,725
CIGNA Corp.................................................  19,600    2,677,850
Circuit City Stores, Inc...................................   6,900      207,862
Citicorp...................................................  34,400    3,543,200
CMS Energy Corp............................................  43,100    1,449,238
Coca-Cola Enterprises, Inc.................................  16,100      780,850
Comerica, Inc..............................................  10,800      565,650
Comverse Technology, Inc. (b)..............................   7,300      276,031
Corning, Inc...............................................  79,500    3,676,875
CPC International, Inc.....................................   9,700      751,750
CVS Corp...................................................  31,300    1,295,037
Dial Corp..................................................  38,700      570,825
EMC Corp./Mass. (b)........................................  53,800    1,782,125
Enron Corp.................................................  62,800    2,708,250
Federal Express Corp. (b)..................................  58,800    2,616,600
Federated Department Stores (b)............................  23,000      784,875
FileNet Corp. (b)..........................................   6,100      195,200
First American Corp.-Tenn..................................   2,600      149,825
First Data Corp............................................  33,258    1,213,917
First of America Bank Corp.................................   5,100      306,638
Foodstar, Inc. (b).........................................  12,379      307,928
Ford Motor Co..............................................  23,000      733,125
Forest Laboratories, Inc. (b)..............................  26,800      877,700
Gannett Co., Inc...........................................  26,300    1,969,212
General Instrument Corp. (b)...............................  78,300    1,693,238
Genzyme Corp. (b)..........................................  15,900      345,825
Geon Co....................................................   5,800      113,825
Goodyear Tire & Rubber Co..................................  58,400    3,000,300
Harnischfeger Industries, Inc..............................  17,200      827,750
Health Care and Retirement Corp. (b).......................  29,150      834,419
Interpublic Group of Companies, Inc........................  19,600      931,000
James River Corp. of Virginia..............................  22,700      751,937
Kimberly-Clark Corp........................................  18,900    1,800,225
Kroger Co. (b).............................................  16,600      771,900
Lockheed Martin Corp.......................................  42,971    3,931,847
Lyondell Petrochemical Co..................................  43,100      948,200
Manor Care, Inc............................................  25,800      696,600
Martin Marietta Materials, Inc.............................  11,936      277,512
Masco Corp.................................................  25,400      914,400
Mattel, Inc................................................  93,950    2,607,112
Nabisco Holdings Corp. Class A.............................  28,600    1,111,825
National Semiconductor Corp. (b)...........................  15,900      387,563
Nextel Communications, Inc. Class A (b)....................  39,700      518,581
Old Republic International Corp............................  18,750      501,562

                                                            SHARES      VALUE
                                                          ---------- -----------
Peco Energy Co..........................................      24,500 $   618,625
Pentair, Inc............................................      18,500     596,625
Pharmacia & Upjohn, Inc.................................      50,300   1,993,138
Philip Morris Companies, Inc............................      31,200   3,513,900
Rhone-Poulenc Rorer, Inc................................      13,400   1,046,875
RJR Nabisco Convertible Preferred "C"...................     128,300     866,025
Schering Plough Corp....................................      34,600   2,240,350
Seagate Technology, Inc. (b)............................      10,600     418,700
Timken Co...............................................      16,600     761,525
Tyson Foods, Inc. Class A...............................      47,300   1,620,025
Ultramar Diamond Shamrock Corp..........................      44,790   1,416,484
US Bancorp..............................................      24,000   1,078,500
USF&G Corp..............................................      18,300     382,012
Vencor, Inc. (b)........................................      20,700     654,637
Viad Corp...............................................      38,700     638,550
Westvaco Corp...........................................       9,450     271,688
Whitman Corp............................................       1,700      38,887
WMX Technologies, Inc...................................      64,000   2,088,000
Xerox Corp..............................................      74,900   3,941,613
York International Corp.................................      16,200     905,175
360 Communications Co. (b)..............................      13,700     316,812
                                                                     -----------
Total U.S. Equities (Cost $80,838,984)..................             102,127,993
                                                                     -----------
                                                             FACE
                                                            AMOUNT      VALUE
                                                          ---------- -----------
Bonds -- 53.37%
U.S. CORPORATE BONDS -- 9.34%
AirTouch Communications 7.500%, due 07/15/06............  $2,000,000 $ 2,059,328
American Express Credit Account Master Trust 96-1A
 6.800%, due 12/15/03...................................   1,280,000   1,300,250
BellSouth Corp. 0.000%, due 12/15/15....................   3,175,000     704,844
Capital One Bank 6.830%, due 05/17/99...................   2,000,000   2,009,232
Chase Manhattan Auto Owner Trust
 96C-4A 6.150%, due 03/15/02............................   1,360,000   1,353,200
Chase Manhattan Credit Card Master Trust 96-4A 6.730%,
 due 02/15/03...........................................   2,000,000   2,027,700
Chrysler Financial Corp. MTN 6.500%, due 08/21/97.......   1,000,000   1,004,753
Dayton Hudson Credit Card Master Trust 95-1A 6.100%, due
 09/25/98...............................................   2,000,000   2,005,380
Ford Motor Credit Corp. MTN 5.370%, due 09/08/98........     945,000     933,695
GE Capital Mtg. Services, Inc. 94-9A 6.500%, due
 02/25/24...............................................   1,560,557   1,309,432
GMAC MTN 6.750%, due 06/10/02...........................   1,000,000   1,003,768
Lockheed Martin Corp. 7.700%, due 06/15/08..............   2,000,000   2,093,670
News America Corp. 7.750%, due 01/20/24.................   1,000,000     955,896
Telecommunications, Inc. 9.800%, due 02/01/12...........   2,100,000   2,274,647
Time Warner Entertainment, Inc. 8.375%,
 due 03/15/23...........................................   1,125,000   1,143,537
Time Warner, Inc. 9.150%, due 02/01/23..................     425,000     460,563
                                                                     -----------
                                                                      22,639,895
                                                                     -----------

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT       VALUE
                                                         ----------- -----------
INTERNATIONAL DOLLAR BONDS--6.04%
BCH Cayman Islands Ltd. 7.700%, due 07/15/06...........  $ 2,100,000 $ 2,161,226
International Bank for Reconstruction & Development
 6.375%, due 07/21/05..................................    1,500,000   1,479,513
LKB 8.125%, due 01/27/00...............................    1,780,000   1,870,527
Petroliam Nasional 7.125%, due 08/15/05................    1,500,000   1,512,779
Ras Laffan Liquefied Natural Gas Co. Ltd. 144-A 8.294%,
 due 03/15/14..........................................    1,735,000   1,763,988
Republic of Italy 6.875%, due 09/27/23.................    1,500,000   1,426,980
S.E. Banken 144-A 6.625%, due 03/29/49.................    2,000,000   1,970,000
Southern Investments UK 6.800%, due 12/01/06...........      930,000     910,310
Swedbank FRN 7.500%, due 11/29/49......................    1,500,000   1,535,625
                                                                     -----------
                                                                      14,630,948
                                                                     -----------
U.S. GOVERNMENT AGENCIES--16.96%
Federal Home Loan Mortgage Corp. 6.520%, due 01/02/02..    3,500,000   3,510,329
 6.500%, due 05/15/21..................................    1,192,691   1,082,343
Federal Home Loan Mortgage Corp. Gold
 8.000%, due 05/01/23..................................      872,323     888,952
 9.000%, due 03/01/24..................................      423,904     452,458
 9.500%, due 04/01/25..................................    1,375,782   1,480,685
Federal National Mortgage Association
 6.500%, due 03/01/03..................................    2,560,000   2,532,813
 8.000%, due 12/18/11..................................    1,000,000   1,033,750
 7.500%, due 05/01/25..................................    1,477,313   1,476,852
 6.500%, due 03/01/26..................................    9,864,563   9,411,414
 7.000%, due 03/01/26..................................    1,000,000     978,438
 7.500%, due 12/01/26..................................    2,632,083   2,632,241
Federal National Mortgage Association Strip
 8.000%, due 07/01/24 interest only....................    1,096,078     337,767
 0.000%, due 07/01/26 principal only...................      994,546     669,141
Government National Mortgage Association
 11.000%, due 09/15/15.................................      345,360     385,723
 8.000%, due 08/15/22..................................    1,004,798   1,032,610
 7.000%, due 06/15/23..................................      419,966     410,911
 7.000%, due 07/15/23..................................      415,773     406,808
 7.000%, due 09/15/23..................................       95,784      93,718
 9.000%, due 07/15/24..................................      164,420     173,258
 8.500%, due 11/15/24..................................      180,521     186,952
 8.500%, due 01/15/25..................................      374,518     387,860
 9.000%, due 05/15/25..................................      478,039     503,734
 7.500%, due 06/15/25..................................    2,097,195   2,099,607
 8.000%, due 02/15/26..................................    2,329,109   2,393,579
 6.500%, due 03/20/26..................................    1,486,831   1,409,237
 8.000%, due 09/15/26..................................    4,231,054   4,315,675
Independent National Mortgage Corp. 8.350%, due
 06/25/25..............................................      800,000     819,240
                                                                     -----------
                                                                      41,106,095
                                                                     -----------

                                                         FACE
                                                        AMOUNT       VALUE
                                                      ----------- ------------
U.S. GOVERNMENT OBLIGATIONS--21.03%
U.S. Treasury Coupon Strip 0.000%, due 05/15/08
 principal only...................................... $ 9,305,000 $  4,428,343
U.S. Treasury Notes and Bonds
 5.500%, due 11/15/98................................   2,105,000    2,089,213
 6.250%, due 10/31/01................................  10,115,000   10,121,322
 7.000%, due 07/15/06................................  15,230,000   15,824,929
 8.125%, due 05/15/21................................  15,965,000   18,519,400
                                                                  ------------
                                                                    50,983,207
                                                                  ------------
Total U.S. Bonds (Cost $129,757,543).................              129,360,145
                                                                  ------------
SHORT-TERM INVESTMENTS--10.20%
U.S. GOVERNMENT OBLIGATIONS--0.44%
U.S. Treasury Bills 5.063%, due 05/01/97.............   1,085,000    1,066,816
                                                                  ------------
COMMERCIAL PAPER--9.76%
Burlington Northern Santa Fe 5.650%, due 01/17/97....   1,000,000      997,489
Case Credit Corp.
 5.510%, due 01/07/97................................   1,000,000      999,082
 5.600%, due 01/09/97................................   1,000,000      998,755
Cincinnati Bell, Inc. 7.250%, due 01/02/97...........   5,922,000    5,920,807
CNA Financial Corp. 6.250%, due 01/23/97.............   1,000,000      996,181
Crown Cork & Seal Co., Inc.
 5.580%, due 01/29/97................................   2,500,000    2,489,150
 5.580%, due 01/31/97................................   2,000,000    1,990,700
PanEnergy Corp. 6.050%, due 01/17/97.................   1,500,000    1,495,967
Rite Aid Corp.
 5.650%, due 01/06/97................................   1,000,000      999,215
 5.600%, due 01/21/97................................   2,300,000    2,292,844
Tyson Foods, Inc. 5.750%, due 01/09/97...............     989,000      987,736
US West Capital Funding Inc. 5.600%, due 02/12/97....   1,500,000    1,490,200
Vastar Resources, Inc. 6.020%, due 01/02/97..........   1,000,000      999,833
Whirlpool Financial Corp. 6.000%, due 01/03/97.......   1,000,000      999,667
                                                                  ------------
                                                                    23,657,626
                                                                  ------------
Total Short-Term Investments (Cost $24,724,389)......               24,724,442
                                                                  ------------
Total Investments
 (Cost $235,320,916)--105.70% (a)....................              256,212,580
                                                                  ------------
Liabilities, less cash and other assets--(5.70%).....              (13,806,437)
                                                                  ------------
Net Assets--100%.....................................             $242,406,143
                                                                  ============

See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------
10

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $235,320,916; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $23,263,277
      Gross unrealized depreciation................................  (2,371,613)
                                                                    -----------
        Net unrealized appreciation................................ $20,891,664
                                                                    ===========

(b) Non-income producing security
MTN: Medium term note

FUTURES CONTRACTS (NOTE 4)

The U.S. Balanced Fund had the following open futures contracts as of December 31, 1996:

                                 SETTLEMENT                 CURRENT   UNREALIZED
                                    DATE    COST/PROCEEDS    VALUE       LOSS
                                 ---------- ------------- ----------- ----------
      INTEREST RATE FUTURES BUY
       CONTRACTS
      5 Year U.S. Treasury
       Note, 55 contracts......  March 1997  $ 5,916,531  $ 5,862,656 $ (53,875)
      10 Year U.S. Treasury
       Note, 89 contracts......  March 1997    9,861,375    9,712,125  (149,250)
      30 Year U.S. Treasury
       Bond, 40 contracts......  March 1997    4,599,531    4,505,000   (94,531)
      INDEX FUTURES SALE CON-
       TRACTS
      Standard & Poor's 500, 53
       contracts...............  March 1997   19,689,500   19,729,250   (39,750)
                                                                      ---------
        Total..................                                       $(337,406)
                                                                      =========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1996 was $1,066,816.



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $235,320,916) (Note 1).............. $256,212,580
 Cash............................................................    5,756,041
 Receivables:
  Investment securities sold.....................................      415,655
  Dividends......................................................      181,703
  Interest.......................................................    1,700,017
  Fund shares sold...............................................      191,981
  Variation margin (Note 4)......................................      380,337
 Other assets....................................................       28,745
                                                                  ------------
    TOTAL ASSETS.................................................  264,867,059
                                                                  ------------
LIABILITIES:
 Payables:
  Investment securities purchased................................   22,156,538
  Fund shares redeemed...........................................       36,974
  Investment advisory fees (Note 2)..............................       74,069
  Accrued expenses...............................................      193,335
                                                                  ------------
    TOTAL LIABILITIES............................................   22,460,916
                                                                  ------------
NET ASSETS....................................................... $242,406,143
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)........................................ $218,436,635
 Accumulated distributions in excess of net investment income....         (187)
 Accumulated net realized gain...................................    3,415,437
 Net unrealized appreciation.....................................   20,554,258
                                                                  ------------
    NET ASSETS................................................... $242,406,143
                                                                  ============
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $240,953,839 and 20,423,505 shares is-
   sued and outstanding) (Note 6)................................ $      11.80
                                                                  ============
 SwissKey Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $1,452,304 and 123,608 shares issued
   and outstanding) (Note 6)..................................... $      11.75
                                                                  ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME
 Interest.......................................................... $ 4,451,939
 Dividends.........................................................     897,064
                                                                    -----------
    TOTAL INCOME...................................................   5,349,003
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................     814,540
 Administration....................................................      80,184
 Custodian.........................................................      68,520
 Distribution (Note 5).............................................       2,858
 Other.............................................................     214,159
                                                                    -----------
    TOTAL EXPENSES.................................................   1,180,261
    Expenses deferred by Advisor (Note 2)..........................    (246,439)
                                                                    -----------
    NET EXPENSES...................................................     933,822
                                                                    -----------
    NET INVESTMENT INCOME .........................................   4,415,181
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................   9,666,826
  Futures contracts................................................    (461,484)
                                                                    -----------
    Net realized gain..............................................   9,205,342
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments .....................................................   4,616,972
  Futures contracts................................................    (401,550)
                                                                    -----------
    Change in net unrealized appreciation or depreciation..........   4,215,422
                                                                    -----------
 Net realized and unrealized gain..................................  13,420,764
                                                                    -----------
 Net increase in net assets resulting from operations.............. $17,835,945
                                                                    ===========



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED      YEAR
                                                DECEMBER 31, 1996     ENDED
                                                   (UNAUDITED)    JUNE 30, 1996
                                                ----------------- -------------
OPERATIONS:
 Net investment income.........................   $  4,415,181    $  8,308,870
 Net realized gain.............................      9,205,342       8,233,205
 Change in net unrealized appreciation or de-
  preciation...................................      4,215,422       8,676,412
                                                  ------------    ------------
 Net increase in net assets resulting from op-
  erations.....................................     17,835,945      25,218,487
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
  Brinson Fund Class...........................     (5,812,532)     (7,711,341)
  SwissKey Fund Class..........................        (34,116)         (9,781)
 Distributions from net realized gain:
  Brinson Fund Class...........................    (10,324,916)     (9,885,505)
  SwissKey Fund Class..........................        (65,779)           (992)
                                                  ------------    ------------
 Total distributions to shareholders...........    (16,237,343)    (17,607,619)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     19,283,736      81,710,433
 Shares issued on reinvestment of distribu-
  tions........................................     16,166,850      17,593,608
 Shares redeemed...............................    (23,251,338)    (36,030,444)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions
  (Note 6).....................................     12,199,248      63,273,597
                                                  ------------    ------------
    TOTAL INCREASE IN NET ASSETS...............     13,797,850      70,884,465
                                                  ------------    ------------
NET ASSETS:
 Beginning of period...........................    228,608,293     157,723,828
                                                  ------------    ------------
 End of period (including accumulated undis-
  tributed net investment income of ($187) and
  $1,459,205, respectively)....................   $242,406,143    $228,608,293
                                                  ============    ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                             SIX MONTHS ENDED      YEAR      DECEMBER 30, 1994*
                             DECEMBER 31, 1996     ENDED          THROUGH
BRINSON FUND CLASS              (UNAUDITED)    JUNE 30, 1996   JUNE 30, 1995
-------------------------------------------------------------------------------
Net asset value, beginning
 of period..................     $  11.71        $  11.23         $  10.00
                                 --------        --------         --------
 Income from investment op-
  erations:
  Net investment income.....         0.23            0.44              .23
  Net realized and
   unrealized gain..........         0.71            1.04             1.16
                                 --------        --------         --------
    Total income from in-
     vestment operations....         0.94            1.48             1.39
                                 --------        --------         --------
 Less distributions:
  Distributions from net in-
   vestment income..........        (0.31)          (0.43)           (0.16)
  Distributions from net re-
   alized gain..............        (0.54)          (0.57)              --
                                 --------        --------         --------
    Total distributions.....        (0.85)          (1.00)           (0.16)
                                 --------        --------         --------
Net asset value, end of pe-
 riod.......................     $  11.80        $  11.71         $  11.23
                                 ========        ========         ========
Total return (non-
 annualized)................         8.02%          13.52%           13.91%
Ratios/Supplemental data
 Net assets, end of period
  (in 000s).................     $240,954        $227,829         $157,724
 Ratio of expenses to aver-
  age net assets:
  Before expense reimburse-
   ment.....................         1.01%**         1.01%            1.06%
  After expense reimburse-
   ment.....................         0.80%**         0.80%            0.80%
 Ratio of net investment in-
  come to average net as-
  sets:
  Before expense reimburse-
   ment.....................         3.58%**         3.76%            4.36%
  After expense reimburse-
   ment.....................         3.79%**         3.97%            4.63%
 Portfolio turnover rate....          172%            240%             196%
 Average commission rate
  paid per share............      $0.0492        $ 0.0481              N/A

 *Commencement of investment operations
**Annualized
N/A = Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                               SIX MONTHS ENDED  JULY 31, 1995*
                                               DECEMBER 31, 1996    THROUGH
SWISSKEY FUND CLASS                               (UNAUDITED)    JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period..........      $ 11.67         $ 11.38
                                                    -------         -------
 Income from investment operations:
  Net investment income.......................         0.20            0.42
  Net realized and unrealized gain............         0.70            0.86
                                                    -------         -------
    Total income from investment operations...         0.90            1.28
                                                    -------         -------
 Less distributions:
  Distributions from net investment income....        (0.28)          (0.42)
  Distributions from net realized gain........        (0.54)          (0.57)
                                                    -------         -------
    Total distributions.......................        (0.82)          (0.99)
                                                    -------         -------
Net asset value, end of period................      $ 11.75         $ 11.67
                                                    =======         =======
Total return (non-annualized).................         7.75%          11.54%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........      $ 1,452         $   779
 Ratio of expenses to average net assets:
  Before expense reimbursement................         1.51%**         1.51%**
  After expense reimbursement.................         1.30%**         1.30%**
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement................         3.08%**         3.26%**
  After expense reimbursement.................         3.29%**         3.47%**
 Portfolio turnover rate......................          172%            240%
 Average commission rate paid per share.......      $0.0492         $0.0481

 *Commencement of SwissKey Fund Class distribution
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16

                    U.S. EQUITY FUND


--------------------------------------------------------------------------------
LOGO
The U.S. Equity Fund is an actively managed portfolio that invests in common stocks of U.S. corporations. The Fund is diversified by issue and industry; it is typically 70% invested in large capitalization stocks, with the remaining
30% in intermediate and small capitalization stocks. Investment strategies emphasize stock selection with attention to the management of factor and industry exposures.

For the period February 28, 1994 (performance inception date) to December 31, 1996, the Brinson U.S. Equity Fund provided an annualized return of 21.47% compared to its benchmark, the Wilshire 5000 Index, return of 19.06%. For the year ended December 31, 1996, the Fund returned 25.65%, while the benchmark returned 21.21%. The total return of the Brinson U.S. Equity Fund was 12.96% for the second six months of 1996, compared to the 9.92% return for the Wilshire 5000 Index. The following paragraphs review the sources of excess returns in the second half of 1996.

The strong excess return of the U.S. Equity Fund in 1996 was attributable to a number of favorable industry and individual stock positions. Foremost among these was the sizeable overweighting in commercial banks where lower interest rates, sound credit quality and consolidation combined to produce strong industry performance. In addition, bank stock selection over and above the industry effect added meaningfully to Fund results. In the large capitalization sector, Citicorp and Chase Manhattan both posted total returns in excess of 50%. A package of smaller regional banks also performed well. These included U.S. Bancorp, Comerica, State Street Boston, First of America, Magna Group and First American of Tennessee.

Another important industry position last year was the significant Fund underweighting in both telephone and electric utility stocks. In the area of traditional telephone utilities, we believe new technology, intensifying competition and regulatory adjustments will narrow the gap between telephone pricing and cost of service in many regional markets. Electric utilities are also likely to suffer a breakdown in regulatory protection due to the advent of independent power producers, the wheeling of electric power and difficulty earning an adequate return on stranded investments.

Insurance and retail are two groups where industry performance was market-like in 1996 but where our collective issue selections added meaningfully to results. The strategy in insurance has been to concentrate on those companies where managements are restructuring and reorienting operations toward core lines of business. Such companies included Cigna, Aon, Allstate, Aetna, USF&G and Old Republic International. Similarly, the emphasis in retail was on those issues where managements were altering the business model with a clear focus on raising bottom line profitability. Our stock holdings here were CVS (formerly Melville), Federated Department Stores and Food Lion.

Technology was an industry where an underweight detracted from Fund excess return in 1996. Nevertheless, stock selections such as EMC Corp., Seagate Technology and National Semiconductor more than compensated for the shortfall. In addition, a number of our telecommunications equipment related holdings performed well including Corning, Comverse Technology, Boston Technology and Octel Communications. Other noteworthy individual stock contributors to Fund results last year were Avon Products, Philip Morris, Coca Cola Enterprises and Tyson Foods.

                   ------------------------------------------------------------

                    U.S. EQUITY FUND

--------------------------------------------------------------------------------
 LOGO
 TOTAL RETURN

                                            Annualized
                          6 months  1 year   2/28/94*
                           ended    ended       to
                          12/31/96 12/31/96  12/31/96
------------------------------------------------------
BRINSON U.S. EQUITY FUND   12.96%   25.65%    21.47%
------------------------------------------------------
Wilshire 5000 Index         9.92    21.21     19.06
------------------------------------------------------

*Performance inception date of the Brinson U.S. Equity Fund.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth    any income taxes payable by
in the value of an             shareholders on income divi-
investment in the Brinson      dends and capital gain dis-
U.S. Equity Fund and the       tributions.  Past perfor-
Wilshire 5000 Index if you     mance is no guarantee of fu-
had invested $100,000 on       ture results.  Share price
February 28, 1994, and had     and return will vary with
reinvested all your income     market conditions; investors
dividends and capital gain     may realize a gain or loss
distributions through          upon redemption.
December 31, 1996.  No
adjustment has been made for

BRINSON U.S. EQUITY FUND
VS. WILSHIRE 5000 INDEX
Wealth Value with Dividends Reinvested



                             [CHART APPEARS HERE]

                              Brinson U.S.  Wilshire
                             Equity Fund    500 INDEX
                             ----------     ---------
02/28/94                     $100,000       $100,000
03/31/94                     $ 94,294       $ 95,472
06/30/94                     $ 97,000       $ 94,729
09/30/94                     $101,926       $ 99,877
12/31/94                     $ 98,368       $ 99,109
03/31/95                     $107,625       $108,058
06/30/95                     $117,802       $118,147
09/30/95                     $128,939       $128,945
12/31/95                     $138,288       $135,235
03/31/96                     $148,998       $142,832
06/30/96                     $153,820       $149,125
09/30/96                     $158,881       $153,345
12/31/96                     $173,586       $163,921

2/28/94 = $100,000                          Data Through 12/31/96


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.


                   ------------------------------------------------------------
18

                    U.S. EQUITY FUND


--------------------------------------------------------------------------------
LOGO

 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996 (Unaudited)

-------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals..............................................................   0.65%
 Housing/Paper..........................................................   4.04
 Metals.................................................................   0.52
                                                                          -----
                                                                           5.21
Capital Investments
 Capital Goods..........................................................   8.94
 Technology.............................................................   5.77
                                                                          -----
                                                                          14.71
Consumer
 Autos/Durables.........................................................   0.25
 Discretionary..........................................................   6.49
 Health: Drugs..........................................................   8.02
 Health: Non-Drugs......................................................   3.96
 Non-Durables...........................................................  11.18
 Retail/Apparel.........................................................   4.09
                                                                          -----
                                                                          33.99

Energy..................................................................   4.94%
Financial
 Banks..................................................................  10.03
 Non-Banks..............................................................   9.15
                                                                         ------
                                                                          19.18
Services................................................................   6.34
Transportation..........................................................   6.17
Utilities...............................................................   3.07
Miscellaneous...........................................................   2.61
                                                                         ------
   Total U.S. Equities..................................................  96.22*
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   3.51*
                                                                         ------
   TOTAL INVESTMENTS....................................................  99.73
CASH AND OTHER ASSETS,
 LESS LIABILITIES ......................................................   0.27
                                                                         ------
NET ASSETS.............................................................. 100.00%
                                                                         ======

*The Fund held a net long position in stock index futures on December 31, 1996 which increased U.S. equity exposure from 96.22% to 100% and reduced exposure to Short-Term investments from 3.51% to -0.27%.
--------------------------------------------------------------------------------

 TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1996 (Unaudited)

                                   Percent of
                                   Net Assets
---------------------------------------------
 1. Chase Manhattan Corp.             4.77%
 2. Xerox Corp.                       3.71
 3. Lockheed Martin Corp.             3.70
 4. Burlington Northern Santa Fe      3.65
 5. Corning, Inc.                     3.45
 6. Citicorp                          3.33
 7. Philip Morris Companies, Inc.     3.29
 8. Aon Corp.                         3.08
 9. Goodyear Tire & Rubber Co.        2.81
10. Enron Corp.                       2.55
---------------------------------------------


--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                            ------- ------------
U.S. Equities -- 96.22%
Aetna Life & Casualty Co...................................  40,300 $  3,224,000
Allergan, Inc..............................................  67,300    2,397,563
Allstate Corp..............................................  37,400    2,164,525
Alza Corp. (b).............................................  65,600    1,697,400
Aon Corp...................................................  87,900    5,460,787
Automatic Data Processing, Inc.............................  64,100    2,748,288
Avon Products, Inc.........................................  47,700    2,724,862
Bard (C.R.), Inc...........................................  40,700    1,139,600
Beckman Instruments, Inc...................................  26,300    1,009,263
Birmingham Steel Corp......................................  26,400      501,600
Boston Technology, Inc. (b)................................  26,200      753,250
Brinker International, Inc. (b)............................  26,600      425,600
Burlington Northern Santa Fe...............................  75,000    6,478,125
Centerior Energy Co........................................  55,300      594,475
Chase Manhattan Corp.......................................  94,700    8,451,975
Choice Hotels International, Inc. (b)......................  42,900      756,113
CIGNA Corp.................................................  32,500    4,440,312
Circuit City Stores, Inc. (b)..............................  11,200      337,400
Citicorp...................................................  57,400    5,912,200
CMS Energy Corp............................................  71,700    2,410,913
Coca-Cola Enterprises, Inc.................................  35,100    1,702,350
Comerica, Inc..............................................  18,100      947,987
Comverse Technology, Inc. (b)..............................  12,200      461,313
Corning, Inc............................................... 132,200    6,114,250
CPC International, Inc. ...................................  16,200    1,255,500
CVS Corp. .................................................  51,900    2,147,363
Dial Corp..................................................  64,400      949,900
EMC Corp./Mass. (b)........................................  94,500    3,130,312
Enron Corp................................................. 104,800    4,519,500
Federal Express Corp. (b)..................................  97,600    4,343,200
Federated Department Stores (b)............................  38,300    1,306,988
FileNet Corp. (b)..........................................  15,600      499,200
First American Corp.-Tenn. ................................   4,700      270,836
First Data Corp............................................  56,230    2,052,395
First of America Bank Corp.................................   8,400      505,050
Footstar, Inc. (b).........................................  14,925      371,259
Ford Motor Co..............................................  34,800    1,109,250
Forest Laboratories, Inc. (b)..............................  44,600    1,460,650
Gannett Co., Inc...........................................  43,800    3,279,525
General Instrument Corp. (b)............................... 130,200    2,815,575
Genzyme Corp. (b)..........................................  26,500      576,375
Geon Co. ..................................................   9,700      190,363
Goodyear Tire & Rubber Co..................................  96,900    4,978,237
Harnischfeger Industries, Inc. ............................  28,900    1,390,813
Health Care and Retirement Corp. (b).......................  48,550    1,389,744
Interpublic Group of Companies, Inc........................  32,600    1,548,500
James River Corp. of Virginia..............................  37,700    1,248,812
Kimberly-Clark Corp........................................  31,600    3,009,900
Kroger Co. (b).............................................  27,600    1,283,400
Lockheed Martin Corp.......................................  71,627    6,553,871
Lyondell Petrochemical Co..................................  71,700    1,577,400
Manor Care, Inc. ..........................................  42,900    1,158,300
Martin Marietta Materials, Inc. ...........................  19,157      445,400
Masco Corp. ...............................................  41,400    1,490,400
Mattel, Inc................................................ 156,875    4,353,281
Nabisco Holdings Corp. Class A.............................  47,500    1,846,562

                                                           SHARES      VALUE
                                                         ---------- ------------
National Semiconductor Corp. (b)........................     25,900 $    631,313
Nextel Communications, Inc. Class A (b).................     66,000      862,125
Old Republic International Corp.........................     30,850      825,237
Peco Energy Co. ........................................     41,900    1,057,975
Pentair, Inc............................................     34,700    1,119,075
Pharmacia & Upjohn, Inc. ...............................     83,500    3,308,688
Philip Morris Companies, Inc............................     51,800    5,833,975
Rhone-Poulene Rorer, Inc. ..............................     22,100    1,726,562
RJR Nabisco Convertible Preferred "C"...................    213,600    1,441,800
Schering Plough Corp....................................     57,500    3,723,125
Seagate Technology, Inc. (b)............................     17,600      695,200
Timken Co...............................................     27,600    1,266,150
Tyson Foods, Inc. Class A...............................     78,600    2,692,050
Ultramar Diamond Shamrock Corp. ........................     74,718    2,362,957
US Bancorp..............................................     39,900    1,793,006
USF&G Corp..............................................     30,500      636,688
Vencor, Inc. (b)........................................     34,300    1,084,737
Viad Corp. .............................................     64,400    1,062,600
Westvaco Corp...........................................     15,700      451,375
Whitman Corp............................................      3,300       75,488
WMX Technologies, Inc...................................    107,000    3,490,875
Xerox Corp. ............................................    125,000    6,578,125
York International Corp.................................     27,000    1,508,625
360 Communications Co. (b)..............................     22,733      525,701
                                                                    ------------
Total U.S. Equities (Cost $144,329,405).................             170,665,464
                                                                    ------------
                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- ------------
Short-Term Investments -- 3.51%
U.S. GOVERNMENT OBLIGATIONS -- 0.17%
U.S. Treasury Bills 5.063%, due 05/01/97................ $  300,000 $    294,972
                                                                    ------------
COMMERCIAL PAPER -- 3.34%
Cincinnati Bell, Inc. 7.250%, due 01/02/97..............  2,430,000    2,429,511
CNA Financial Corp. 6.250%, due 01/23/97................    500,000      498,090
Crown Cork & Seal Co., Inc. 5.580%, due 01/29/97........    500,000      497,830
Tyson Foods, Inc. 5.750%, due 01/09/97..................    261,000      260,667
Vastar Resources, Inc. 6.850%, due 01/10/97.............  1,500,000    1,497,431
Whirlpool Financial Corp. 6.000%, due 01/03/97..........    750,000      749,750
                                                                    ------------
                                                                       5,933,279
                                                                    ------------
Total Short-Term Investments
 (Cost $6,228,216)......................................               6,228,251
                                                                    ------------
Total Investments
 (Cost $150,557,621) -- 99.73% (a)......................             176,893,715
                                                                    ------------
Cash and other assets, less liabilities -- 0.27%........                 472,135
                                                                    ------------
Net Assets -- 100%......................................            $177,365,850
                                                                    ============

See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------
20

                    U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $150,557,621; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $28,243,273
      Gross unrealized depreciation................................  (1,907,179)
                                                                    -----------
        Net unrealized appreciation................................ $26,336,094
                                                                    ===========

(b) Non-income producing security

FUTURES CONTRACTS (NOTE 4)

The U.S. Equity Fund had the following open index futures contracts as of December 31, 1996:

                                    SETTLEMENT             CURRENT   UNREALIZED
                                       DATE       COST      VALUE    GAIN/(LOSS)
                                    ---------- ---------- ---------- -----------
      INDEX FUTURES BUY CONTRACTS
      Standard & Poors 500, 18
       contracts..................  March 1997 $6,785,075 $6,700,500  $(84,575)
      INDEX FUTURES SALE CONTRACTS
      Standard & Poor's 500, 1
       contract...................  March 1997    377,600    377,250     5,350
                                                                      --------
                                                                      $(79,225)
                                                                      ========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1996 was $294,972.




                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $150,557,621) (Note 1) .............. $176,893,715
 Cash.............................................................    3,238,167
 Receivables:
  Investment securities sold......................................      711,094
  Dividends.......................................................      306,932
  Fund shares sold................................................      309,665
 Other assets.....................................................       24,831
                                                                   ------------
    TOTAL ASSETS..................................................  181,484,404
                                                                   ------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................    2,707,175
  Fund shares redeemed............................................    1,074,412
  Variation margin (Note 4).......................................      175,550
  Investment advisory fees (Note 2)...............................       36,162
  Accrued expenses................................................      125,255
                                                                   ------------
    TOTAL LIABILITIES.............................................    4,118,554
                                                                   ------------
NET ASSETS........................................................ $177,365,850
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $147,729,146
 Accumulated undistributed net investment income..................        4,145
 Accumulated net realized gain....................................    3,375,690
 Net unrealized appreciation......................................   26,256,869
                                                                   ------------
    NET ASSETS.................................................... $177,365,850
                                                                   ============
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $166,642,358 and 11,008,767 shares is-
   sued and outstanding) (Note 6)................................. $      15.14
                                                                   ============
 SwissKey Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $10,723,492 and 709,464 shares issued
   and outstanding) (Note 6)...................................... $      15.11
                                                                   ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
 Dividends......................................................... $ 1,360,510
 Interest..........................................................     153,130
                                                                    -----------
    TOTAL INCOME...................................................   1,513,640
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................     530,359
 Administration....................................................      48,142
 Custodian.........................................................      47,719
 Accounting........................................................      41,800
 Registration......................................................      40,734
 Distribution (Note 5).............................................      19,756
 Other.............................................................      83,749
                                                                    -----------
    TOTAL EXPENSES.................................................     812,259
    Expenses deferred by Advisor (Note 2)..........................    (186,334)
                                                                    -----------
    NET EXPENSES...................................................     625,925
                                                                    -----------
    NET INVESTMENT INCOME..........................................     887,715
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on:
  Investments......................................................   9,682,760
  Futures contracts................................................     377,715
                                                                    -----------
    Net realized gain .............................................  10,060,475
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments .....................................................   8,716,058
  Futures contracts ...............................................     (76,450)
                                                                    -----------
    Change in net unrealized appreciation or depreciation..........   8,639,608
                                                                    -----------
 Net realized and unrealized gain .................................  18,700,083
                                                                    -----------
 Net increase in net assets resulting from operations.............. $19,587,798
                                                                    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED      YEAR
                                                DECEMBER 31, 1996     ENDED
                                                   (UNAUDITED)    JUNE 30, 1996
                                                ----------------- -------------
OPERATIONS:
 Net investment income.........................   $    887,715    $  1,333,171
 Net realized gain ............................     10,060,475       7,826,393
 Change in net unrealized appreciation or de-
  preciation ..................................      8,639,608      13,357,238
                                                  ------------    ------------
 Net increase in net assets resulting from op-
  erations.....................................     19,587,798      22,516,802
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
   Brinson Fund Class..........................     (1,048,487)     (1,233,245)
   SwissKey Fund Class.........................        (51,089)        (17,809)
 Distributions from net realized gain:
   Brinson Fund Class..........................    (12,393,320)     (1,764,213)
   SwissKey Fund Class.........................       (838,501)         (2,611)
                                                  ------------    ------------
 Total distributions to shareholders...........    (14,331,397)     (3,017,878)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     36,689,740      71,976,805
 Shares issued on reinvestment of distribu-
  tions........................................     13,560,021       2,944,272
 Shares redeemed...............................     (9,869,057)     (5,264,717)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 6).............     40,380,704      69,656,360
                                                  ------------    ------------
    TOTAL INCREASE IN NET ASSETS...............     45,637,105      89,155,284
                                                  ------------    ------------
NET ASSETS:
 Beginning of period...........................    131,728,745      42,573,461
                                                  ------------    ------------
 End of period (including accumulated undis-
  tributed net investment income of $4,145 and
  $216,006, respectively)......................   $177,365,850    $131,728,745
                                                  ============    ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                             SIX MONTHS
                                ENDED           YEAR          YEAR      FEBRUARY 22, 1994*
                          DECEMBER 31, 1996     ENDED         ENDED          THROUGH
BRINSON FUND CLASS           (UNAUDITED)    JUNE 30, 1996 JUNE 30, 1995   JUNE 30, 1994
------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........      $  14.59        $  11.53       $  9.65          $10.00
                              --------        --------       -------          ------
 Income from investment
  operations:
  Net investment income.          0.08            0.17          0.16            0.05
  Net realized and
   unrealized gain
   (loss)...............          1.80            3.31          1.89           (0.36)
                              --------        --------       -------          ------
    Total income (loss)
     from investment
     operations.........          1.88            3.48          2.05           (0.31)
                              --------        --------       -------          ------
 Less distributions:
  Distributions from net
   investment income....         (0.10)          (0.17)        (0.14)          (0.04)
  Distributions from net
   realized gain........         (1.23)          (0.25)        (0.03)            --
                              --------        --------       -------          ------
    Total distributions.         (1.33)          (0.42)        (0.17)          (0.04)
                              --------        --------       -------          ------
Net asset value, end of
 period.................         15.14        $  14.59       $ 11.53          $ 9.65
                              ========        ========       =======          ======
Total return (non-
 annualized)............         12.96%          30.57%        21.45%          (3.10%)
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........      $166,642        $126,342       $42,573          $8,200
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          1.04%**         1.14%         1.70%           5.40% **
  After expense reim-
   bursement............          0.80%**         0.80%         0.80%           0.80% **
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          0.95%**         1.13%         1.09%          (2.82%)**
  After expense reim-
   bursement............          1.19%**         1.47%         1.99%           1.78% **
 Portfolio turnover
  rate..................            25%             36%           33%              9%
 Average commission rate
  paid per share........      $ 0.0445        $ 0.0457           N/A             N/A

 *Commencement of investment operations
**Annualized
N/A = Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                               SIX MONTHS ENDED  JULY 31, 1995*
                                               DECEMBER 31, 1996    THROUGH
SWISSKEY FUND CLASS                               (UNAUDITED)    JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period..........      $ 14.58         $ 11.94
                                                    -------         -------
 Income from investment operations:
  Net investment income.......................         0.04            0.10
  Net realized and unrealized gain............         1.79            2.92
                                                    -------         -------
    Total income from investment operations...         1.83            3.02
                                                    -------         -------
 Less distributions:
  Distributions from net investment income....        (0.07)          (0.13)
  Distributions from net realized gain........        (1.23)          (0.25)
                                                    -------         -------
    Total distributions.......................        (1.30)          (0.38)
                                                    -------         -------
Net asset value, end of period................      $ 15.11         $ 14.58
                                                    =======         =======
Total return (non-annualized).................        12.63%          25.70%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........      $10,724         $ 5,387
 Ratio of expenses to average net assets:
  Before expense reimbursement................         1.56%**         1.66%**
  After expense reimbursement.................         1.32%**         1.32%**
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement................         0.43%**         0.61%**
  After expense reimbursement.................         0.67%**         0.95%**
 Portfolio turnover rate......................           25%             36%
 Average commission rate paid per share.......      $0.0445         $0.0457

 *Commencement of SwissKey Fund Class distribution
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26

                    U.S. BOND FUND


--------------------------------------------------------------------------------
LOGO

The U.S. Bond Fund is an actively managed diversified portfolio of U.S. dollar-denominated investment-grade fixed income securities. Our goal for the Fund is to achieve a total return superior to that of an unmanaged market index.

Macroeconomic and monetary analysis are the key elements in our strategy. We develop expectations about the returns on U.S. bonds based on the divergence of current market yields from our estimates of equilibrium yields. Relative value analysis serves as the basis of both our sector and individual security selection.

The Brinson U.S. Bond Fund produced an annualized return of 6.84% since its inception on August 31, 1995 compared to the Salomon Brothers Broad Investment Grade (BIG) Bond Index return of 6.78%. In 1996, U.S. fixed income markets proved disappointing to investors by underperforming both cash and most riskier asset classes. For the year ended December 31, 1996, the Fund produced a total return of 3.53% compared to the Benchmark return of 3.63%. In the second half of 1996, the Fund returned 5.42% compared to the Benchmark return of 4.94%.

The underlying economic fundamentals that influence bond prices and yields were unusually well behaved in 1996. The pace of real economic activity fluctuated around a stable path with alternating periods of above- and below-trend growth. Inflation rates were stable. Treasury deficits continued to decline. Federal Reserve interest rate policies were steady. The overnight funds target rate was cut from 5.50% to 5.25% at the end of January 1996 and remained unchanged at the 5.25% level through the balance of the year.

In 1996, U.S. interest rates were more volatile than the underlying economic fundamentals. Investor expectations shifted in reaction to fluctuations in economic data that were often statistical noise. During 1996, sentiment shifted from optimism that a slow-growth economy would prompt further Federal Reserve easing, to pessimism that an economy near full employment would overheat, resulting in either an up-tick in inflation or Fed tightening or both.

Interest rates, which were at their lows for the year at the beginning of 1996, rose fairly steadily in the first half of 1996 and moved irregularly lower in the second half. Year over year, Treasury yields rose 35 basis points for one-year maturities, while yields in the three-to-ten year range were up approximately 80 basis points. Thirty-year Treasury bond yields, which were below 6.00% at the beginning of 1996, rose to a high of 7.20% by mid-year and fell to 6.65% by year-end. As a result of these shifts, the yield curve steepened from cash to intermediate maturities while modestly flattening from intermediate to long maturities.

Our investment strategies in early 1997 involve overweights in the ten-year and longer segments of the yield curve and corresponding underweights in intermediate maturities. This results in a Fund duration that is 1.3 times the duration of the benchmark. Intermediate and long-term U.S. interest rates are well above our equilibrium estimates. If market forces bring yields back in line with our estimates of value, U.S. bonds will deliver total returns well in excess of current yield levels as bond prices appreciate.

                    ------------------------------------------------------------

                    U.S. BOND FUND

--------------------------------------------------------------------------------
LOGO
 TOTAL RETURN

                                                                 Annualized
                                               6 months  1 year   8/31/95*
                                                ended    ended       to
                                               12/31/96 12/31/96  12/31/96
---------------------------------------------------------------------------
BRINSON U.S. BOND FUND                           5.42%    3.53%     6.84%
---------------------------------------------------------------------------
Salomon Brothers Broad Investment Grade (BIG)
 Bond Index                                      4.94     3.63      6.78
---------------------------------------------------------------------------

*Inception date of the Brinson U.S. Bond Fund.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth    made for any income taxes
in the value of an             payable by shareholders on
investment in the Brinson      income dividends and capital
U.S. Bond Fund and the         gain distributions.  Past
Salomon Brothers Broad         performance is no guarantee
Investment Grade (BIG) Bond    of future results.  Share
Index if you had invested      price and return will vary
$100,000 on August 31, 1995,   with market conditions;
and had reinvested all your    investors may realize a gain
income dividends and capital   or loss upon redemption.
gain distributions through
December 31, 1996. No
adjustment has been

BRINSON U.S. BOND FUND
VS. SALOMON BROTHERS BIG BOND INDEX
Wealth Value with Dividends Reinvested


                             [CHART APPEARS HERE]


                 Brinson U.S. Bond Fund          Salomon Brothers Big Bond Index
                 ----------------------          -------------------------------
 8/31/95         $100,000                         $100,000
 9/30/95         $100,900                         $100,940
12/31/95         $105,493                         $105,322
 3/31/96         $103,140                         $103,496
 6/30/96         $103,600                         $104,003
 9/30/96         $105,478                         $105,939
12/31/96         $109,217                         $109,141

 8/31/95 = 100,000                                 Data through 12/31/96


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                   ------------------------------------------------------------
28

                    U.S. BOND FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1996 (Unaudited)

--------------------------------------------------------------------------------
U.S. BONDS
Corporate Bonds
 Asset-backed...........................................................   4.18%
 CMO....................................................................   2.61
 Financial..............................................................  12.76
 Industrial.............................................................   1.67
 Telecommunications.....................................................   2.55
                                                                         ------
   Total U.S. Corporate Bonds...........................................  23.77
U.S. Government Agencies................................................  27.83
U.S. Government Obligations.............................................  39.67
International Dollar Bonds..............................................   4.43
                                                                         ------
   Total U.S. Bonds.....................................................  95.70
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   7.10
                                                                         ------
   TOTAL INVESTMENTS.................................................... 102.80
LIABILITIES, LESS
 CASH AND OTHER ASSETS..................................................  (2.80)
                                                                         ------
NET ASSETS.............................................................. 100.00%
                                                                         ======

                   ------------------------------------------------------------

                    U.S. BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT     VALUE
                                                          ---------- ----------
Bonds -- 95.70%
U.S. CORPORATE BONDS -- 23.77%
American Express Credit Account Master Trust 96-1A
 6.800%, due 12/15/03.................................... $  100,000 $  101,582
Capital One Bank 6.830%, due 05/17/99....................    185,000    185,854
Citicorp Mortgage Securities 5.750%, due 06/25/09........     89,877     76,116
Countrywide Funding FRN 6.650%, due 12/01/03.............    250,000    239,688
Dayton Hudson Credit Card Master Trust 95-1A 6.100%, due
 02/25/02................................................    100,000    100,269
GMAC MTN 7.450%, due 06/05/97............................    250,000    251,980
Green Tree Financial 94-2 8.300%, due 05/15/19...........    160,000    169,229
Lehman Brothers Holdings 7.250%, due 04/15/03............    225,000    226,363
Lockheed Martin Corp. 7.700%, due 06/15/08...............    150,000    157,025
News America Corp. 7.750%, due 01/20/24..................    250,000    238,974
Premier Auto Trust 96-4A, 6.400%, due 10/06/01...........    190,000    190,912
Salomon, Inc. 6.750%, due 02/15/03.......................    300,000    292,949
                                                                     ----------
                                                                      2,230,941
                                                                     ----------
INTERNATIONAL DOLLAR BONDS -- 4.43%
Hanson PLC Notes 6.750%, due 09/15/05....................    100,000     97,934
Republic of Italy 6.875%, due 09/27/23...................    250,000    237,830
Royal Bank of Scotland 7.375%, due 04/01/06..............     80,000     79,730
                                                                     ----------
                                                                        415,494
                                                                     ----------
U.S. GOVERNMENT AGENCIES -- 27.83%
Federal Home Loan Mortgage Corp.
 6.750%, due 05/30/06....................................    150,000    151,106
 5.800%, due 08/15/19....................................    330,000    308,246
 6.500%, due 05/15/21....................................     86,167     78,194
Federal Home Loan Mortgage Corp. Gold
 6.000%, due 06/01/03....................................    111,475    108,828
 8.000%, due 11/01/22....................................     72,660     74,627
Federal National Mortgage Association
 6.500%, due 03/01/03....................................    250,000    247,345
 8.000%, due 12/18/11....................................    100,000    103,375
 7.500%, due 05/01/25....................................    210,419    210,353
 6.500%, due 02/01/26....................................    131,483    125,494
 6.500%, due 03/01/26....................................     59,456     56,725
Federal National Mortgage Association Strip
 8.000%, due 07/01/24 interest only......................    104,772     32,287
 0.000%, due 07/01/26 principal only.....................     93,546     62,938

                                                            FACE
                                                           AMOUNT     VALUE
                                                         ---------- ----------
Government National Mortgage Association
 9.000%, due 12/15/17................................... $   68,304 $   73,159
 7.500%, due 12/15/22...................................    409,733    411,979
 7.500%, due 06/15/25...................................    132,176    132,328
 6.500%, due 03/20/26...................................    118,159    111,992
 6.000%, due 11/20/26...................................    199,775    199,935
Independent National Mortgage Corp. 8.350%, due
 06/25/25...............................................    120,000    122,886
                                                                    ----------
                                                                     2,611,797
                                                                    ----------
U.S. GOVERNMENT OBLIGATIONS -- 39.67%
U.S. Treasury Coupon Strip 0.000%,
 due 05/15/08 principal only............................    285,000    135,634
U.S. Treasury Notes and Bonds
 6.250%, due 10/31/01...................................    595,000    595,372
 6.500%, due 05/15/05...................................    530,000    533,810
 7.000%, due 07/15/06...................................    535,000    555,899
 8.125%, due 05/15/21...................................  1,640,000  1,902,400
                                                                    ----------
                                                                     3,723,115
                                                                    ----------
Total U.S. Bonds (Cost $9,003,871)......................             8,981,347
                                                                    ----------
Short-Term Investments -- 7.10%
COMMERCIAL PAPER -- 7.10%
Cincinnati Bell, 7.250%, due 01/02/97...................    491,000    490,901
Duracell, Inc. 6.750%, due 01/02/97.....................    176,000    175,967
                                                                    ----------
Total Short-Term Investments
 (Cost $666,868)........................................               666,868
                                                                    ----------
Total Investments
 (Cost $9,670,739) -- 102.80%(a)........................             9,648,215
                                                                    ----------
Liabilities, less cash and other assets --(2.80%) (a)...              (263,154)
                                                                    ----------
Net Assets -- 100%......................................            $9,385,061
                                                                    ==========

(a) Aggregate cost for federal income tax purposes was $9,670,739; and net unrealized depreciation consisted of:

      Gross unrealized ap-
       preciation..........  $ 59,916
      Gross unrealized de-
       preciation..........   (82,440)
                             --------
       Net unrealized de-
        preciation.........  $(22,524)
                             ========

FRN: Floating rate note--The rate disclosed is that in effect at December 31, 1996.

MTN: Medium Term Note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $9,670,739) (Note 1)................. $ 9,648,215
 Cash.............................................................     272,993
 Receivables:
  Investment securities sold......................................     351,190
  Interest........................................................      99,507
  Fund shares sold................................................      52,466
  Due from Advisor (Note 2).......................................      14,375
 Other assets.....................................................      10,208
                                                                   -----------
    TOTAL ASSETS..................................................  10,448,954
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................     968,564
  Accrued expenses................................................      95,329
                                                                   -----------
    TOTAL LIABILITIES.............................................   1,063,893
                                                                   -----------
NET ASSETS........................................................ $ 9,385,061
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $ 9,330,105
 Accumulated undistributed net investment income..................      19,834
 Accumulated net realized gain....................................      57,646
 Net unrealized depreciation .....................................     (22,524)
                                                                   -----------
    NET ASSETS.................................................... $ 9,385,061
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $8,891,698 and 882,581 shares issued
   and outstanding) (Note 6)...................................... $     10.07
                                                                   ===========
 SwissKey Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $493,363 and 49,046 shares issued and
   outstanding) (Note 6).......................................... $     10.06
                                                                   ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
 Interest............................................................ $ 312,360
                                                                      ---------
    TOTAL INCOME.....................................................   312,360
                                                                      ---------
EXPENSES:
 Registration........................................................    26,797
 Professional........................................................    24,656
 Advisory (Note 2)...................................................    23,187
 Accounting..........................................................    22,986
 Transfer Agent......................................................    20,802
 Printing............................................................    17,664
 Custodian...........................................................    10,086
 Distribution (Note 5)...............................................     1,089
 Other...............................................................     9,634
                                                                      ---------
    TOTAL EXPENSES...................................................   156,901
    Expenses deferred and reimbursed by Advisor (Note 2).............  (128,202)
                                                                      ---------
    NET EXPENSES.....................................................    28,699
                                                                      ---------
    NET INVESTMENT INCOME ...........................................   283,661
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain...................................................    89,999
 Change in net unrealized appreciation or depreciation...............   123,739
                                                                      ---------
 Net realized and unrealized gain....................................   213,738
                                                                      ---------
 Net increase in net assets resulting from operations................ $ 497,399
                                                                      =========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED  AUGUST 31, 1995*
                                             DECEMBER 31, 1996     THROUGH
                                                (UNAUDITED)     JUNE 30, 1996
OPERATIONS:                                  ----------------- ----------------
 Net investment income......................    $  283,661       $   456,231
 Net realized gain/(loss)...................        89,999           (11,035)
 Change in net unrealized appreciation or
  depreciation..............................       123,739          (146,263)
                                                ----------       -----------
 Net increase in net assets resulting from
  operations................................       497,399           298,933
                                                ----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income...      (353,857)         (363,467)
 Distributions from net realized gain.......          (713)              --
 Distributions in excess of net realized
  gain......................................           --            (23,339)
                                                ----------       -----------
 Total distributions to shareholders**......      (354,570)         (386,806)
                                                ----------       -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold................................       864,572        10,200,031
 Shares issued on reinvestment of distribu-
  tions.....................................       344,994           386,807
 Shares redeemed............................    (1,649,868)         (867,431)
                                                ----------       -----------
 Net increase (decrease) in net assets re-
  sulting from capital share transactions
  (Note 6)..................................      (440,302)        9,719,407
                                                ----------       -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.      (297,473)        9,631,534
                                                ----------       -----------
NET ASSETS:
 Beginning of period........................     9,682,534            51,000
                                                ----------       -----------
 End of period (including accumulated undis-
  tributed net investment
  income of $19,834 and $90,190, respective-
  ly).......................................    $9,385,061       $ 9,682,534
                                                ==========       ===========

* Commencement of investment operations
**Distributions By Class:

 Distributions from net investment income:
  Brinson Fund Class........................      (335,801)         (350,335)
  SwissKey Fund Class.......................       (18,056)          (13,132)
 Distributions from and in excess of net re-
  alized gain:
  Brinson Fund Class........................          (675)          (23,071)
  SwissKey Fund Class.......................           (38)             (268)
                                                ----------       -----------
 Total distributions to shareholders........      (354,570)         (386,806)
                                                ----------       -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                             SIX MONTHS ENDED  AUGUST 31, 1995*
                                             DECEMBER 31, 1996     THROUGH
BRINSON FUND CLASS                              (UNAUDITED)     JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period........      $ 9.93            $10.00
                                                  ------            ------
 Income from investment operations:
  Net investment income.....................        0.32              0.50
  Net realized and unrealized gain (loss)...        0.22             (0.14)
                                                  ------            ------
    Total income from investment operations.        0.54              0.36
                                                  ------            ------
 Less distributions:
  Distributions from net investment income..       (0.40)            (0.40)
  Distributions in excess of net realized
   gain.....................................         --              (0.03)
                                                  ------            ------
    Total distributions.....................       (0.40)            (0.43)
                                                  ------            ------
Net asset value, end of period..............      $10.07            $ 9.93
                                                  ======            ======
Total return (non-annualized)...............        5.42%             3.60%
Ratios/Supplemental data
 Net assets, end of period (in 000s)........      $8,892            $9,047
 Ratio of expenses to average net assets:
  Before expense reimbursement..............        3.35%**           3.63%**
  After expense reimbursement...............        0.60%**           0.60%**
 Ratio of net investment income to average
  net assets:
  Before expense reimbursement..............        3.37%**           3.00%**
  After expense reimbursement...............        6.12%**           6.03%**
 Portfolio turnover rate....................         265%              363%

 *Commencement of investment operations
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                             SIX MONTHS ENDED  AUGUST 31, 1995*
                                             DECEMBER 31, 1996 THROUGH JUNE 30,
SWISSKEY FUND CLASS                             (UNAUDITED)          1996
-------------------------------------------------------------------------------
Net asset value, beginning of period........      $ 9.92            $10.00
                                                  ------            ------
 Income from investment operations:
  Net investment income.....................        0.30              0.46
  Net realized and unrealized gain (loss)...        0.22             (0.13)
                                                  ------            ------
    Total income from investment operations.        0.52              0.33
                                                  ------            ------
 Less distributions:
  Distributions from net investment income..       (0.38)            (0.38)
  Distributions in excess of net realized
   gain.....................................         --              (0.03)
                                                  ------            ------
    Total distributions.....................       (0.38)            (0.41)
                                                  ------            ------
Net asset value, end of period..............      $10.06            $ 9.92
                                                  ======            ======
Total return (non-annualized)...............        5.19%             3.24%
Ratios/Supplemental data
 Net assets, end of period (in 000s)........      $  493            $  636
 Ratio of expenses to average net assets:
  Before expense reimbursement..............        3.82%**           4.10%**
  After expense reimbursement...............        1.07%**           1.07%**
 Ratio of net investment income to average
  net assets:
  Before expense reimbursement..............        2.90%**           2.53%**
  After expense reimbursement...............        5.65%**           5.56%**
 Portfolio turnover rate....................         265%              363%

 *Commencement of investment operations
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of seven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, and Non-U.S. Equity Fund. Each Fund has two classes of shares outstanding, Brinson Fund Class and SwissKey Fund Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The following is a summary of significant accounting policies consistently followed by the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund (each a "Fund," collectively the "Funds") in the preparation of their financial statements.

A. INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which the most recent bid price or market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. U.S. equity securities, traded over-the-counter, are valued at the most recent bid price. Debt securities are valued at the most recent bid price by using market quotations or independent services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C. INVESTMENT INCOME: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

D. FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1996, therefore, no federal income tax provision was required.

E. DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Differences in dividends per share between the classes are due to distribution expenses.

F. INCOME AND EXPENSE ALLOCATIONS: All income earned and expenses incurred by the Funds will be borne on a pro rata basis by each of the classes, except that the Brinson Fund Class will not incur any of the distribution expenses.

G. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

--------------------------------------------------------------------------------
36

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on the Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates for the six months ended December 31, 1996, were as follows:

                                     BRINSON SWISSKEY
                                      CLASS   CLASS
                            ADVISORY EXPENSE EXPENSE  ADVISORY   FEES DEFERRED
                              FEE      CAP     CAP      FEES   AND/OR REIMBURSED
                            -------- ------- -------- -------- -----------------
U.S. Balanced Fund.........   0.70%   0.80%    1.30%  $814,540     $246,439
U.S. Equity Fund...........   0.70    0.80     1.32    530,359      186,334
U.S. Bond Fund.............   0.50    0.60     1.07     23,187      128,202

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were $3,680, $2,576 and $1,656 for the U.S. Balanced Fund, U.S. Equity Fund, and U.S. Bond Fund, respectively.

3.  INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 1996, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                        PURCHASES    FROM SALES
                                                       ------------ ------------
U.S. Balanced Fund.................................... $383,484,882 $384,396,868
U.S. Equity Fund......................................   63,102,416   37,150,734
U.S. Bond Fund........................................   23,975,970   24,362,303

4. FUTURES CONTRACTS

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

5.  DISTRIBUTION PLAN

The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Fund Class of shares. Annual fees under the Plan, which include a 0.25% service fee, total 0.50%, 0.52% and 0.47% of the average daily net assets of the SwissKey Fund Class of the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund, respectively.

--------------------------------------------------------------------------------

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

6.  CAPITAL TRANSACTIONS

Capital stock transactions were as follows:

                                                 U.S. BALANCED FUND
                                    --------------------------------------------
                                       SIX MONTHS ENDED
                                      DECEMBER 31, 1996         YEAR ENDED
                                         (UNAUDITED)           JUNE 30, 1996
                                    ---------------------- ---------------------
                                     SHARES      VALUE      SHARES      VALUE
                                    --------- ------------ --------- -----------
Sales:
  Brinson Fund Class............... 1,510,640 $ 18,264,307 6,944,846 $80,934,038
  SwissKey Fund Class..............    83,085    1,019,429    67,290     776,395
                                    --------- ------------ --------- -----------
    Total Sales.................... 1,593,725 $ 19,283,736 7,012,136 $81,710,433
                                    ========= ============ ========= ===========
Dividend Reinvestment:
  Brinson Fund Class............... 1,371,436 $ 16,128,084 1,540,774 $17,588,758
  SwissKey Fund Class..............     3,308       38,766       422       4,850
                                    --------- ------------ --------- -----------
    Total Dividend Reinvestment.... 1,374,744 $ 16,166,850 1,541,196 $17,593,608
                                    ========= ============ ========= ===========
Redemptions:
  Brinson Fund Class............... 1,910,824 $ 22,882,958 3,073,501 $36,019,481
  SwissKey Fund Class..............    29,540      368,380       957      10,963
                                    --------- ------------ --------- -----------
    Total Redemptions.............. 1,940,364 $ 23,251,338 3,074,458 $36,030,444
                                    ========= ============ ========= ===========
                                                  U.S. EQUITY FUND
                                    --------------------------------------------
                                       SIX MONTHS ENDED
                                      DECEMBER 31, 1996         YEAR ENDED
                                         (UNAUDITED)           JUNE 30, 1996
                                    ---------------------- ---------------------
                                     SHARES      VALUE      SHARES      VALUE
                                    --------- ------------ --------- -----------
Sales:
  Brinson Fund Class............... 2,041,391 $ 30,854,921 5,125,613 $66,685,850
  SwissKey Fund Class..............   381,237    5,834,819   375,655   5,290,955
                                    --------- ------------ --------- -----------
    Total Sales.................... 2,422,628 $ 36,689,740 5,501,268 $71,976,805
                                    ========= ============ ========= ===========
Dividend Reinvestment:
  Brinson Fund Class...............   876,492 $ 13,191,199   222,497 $ 2,935,334
  SwissKey Fund Class..............    24,539      368,822       644       8,938
                                    --------- ------------ --------- -----------
    Total Dividend Reinvestment....   901,031 $ 13,560,021   223,141 $ 2,944,272
                                    ========= ============ ========= ===========
Redemptions:
  Brinson Fund Class...............   568,938 $  8,826,760   380,602 $ 5,174,675
  SwissKey Fund Class..............    65,737    1,042,297     6,874      90,042
                                    --------- ------------ --------- -----------
    Total Redemptions..............   634,675 $  9,869,057   387,476 $ 5,264,717
                                    ========= ============ ========= ===========
                                                   U.S. BOND FUND
                                    --------------------------------------------
                                       SIX MONTHS ENDED
                                      DECEMBER 31, 1996        PERIOD ENDED
                                         (UNAUDITED)           JUNE 30, 1996
                                    ---------------------- ---------------------
                                     SHARES      VALUE      SHARES      VALUE
                                    --------- ------------ --------- -----------
Sales:
  Brinson Fund Class...............    69,080 $    707,725   953,454 $ 9,550,552
  SwissKey Fund Class..............    15,038      156,847    63,717     649,479
                                    --------- ------------ --------- -----------
    Total Sales....................    84,118 $    864,572 1,017,171 $10,200,031
                                    ========= ============ ========= ===========
Dividend Reinvestment:
  Brinson Fund Class...............    33,381 $    336,476    37,309 $   373,407
  SwissKey Fund Class..............       846        8,518     1,362      13,400
                                    --------- ------------ --------- -----------
    Total Dividend Reinvestment....    34,227 $    344,994    38,671 $   386,807
                                    ========= ============ ========= ===========
Redemptions:
  Brinson Fund Class...............   131,050 $  1,335,859    84,593 $   856,547
  SwissKey Fund Class..............    30,962      314,009     1,055      10,884
                                    --------- ------------ --------- -----------
    Total Redemptions..............   162,012 $  1,649,868    85,648 $   867,431
                                    ========= ============ ========= ===========

--------------------------------------------------------------------------------
38

                                DISTRIBUTED BY:
                            FUNDS DISTRIBUTOR, INC.
                                60 STATE STREET
                                BOSTON, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

      THE BRINSON FUNDS
      ---------------------------------------------------------------------
         Chicago . Basel . Frankfurt . Geneva . London . Melbourne . New
                                  York . Paris
                       Singapore . Sydney . Tokyo . Zurich
LOGO
      209 South LaSalle Street . Chicago, Illinois 60604-1295 . Tel: (800) 448-2430

                                                                            LOGO
                         ----------------------------
                               THE BRINSON FUNDS
                          BRINSON NON-U.S. EQUITY FUND
                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1996



                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
                         ----------------------------

                    TRUSTEES AND OFFICERS


--------------------------------------------------------------------------------
LOGO

TRUSTEES

Walter E. Auch


Frank K. Reilly, CFA


Edward M. Roob

OFFICERS

Frank K. Reilly, CFA           Carolyn M. Burke, CPA
Chairman of the Board          Assistant Secretary

E. Thomas McFarlan             Catherine E. Macrae
President and Treasurer        Assistant Secretary

Thomas J. Digenan, CFA, CPA    Debra L. Nichols
Assistant Treasurer            Assistant Secretary

Bruce G. Leto
Secretary

                   ------------------------------------------------------------

                     THE FUND'S ADVISOR -- BRINSON PARTNERS, INC.


--------------------------------------------------------------------------------
LOGO

In 1995, Brinson Partners, Inc. and Swiss Bank Corporation combined their institutional investment management organizations into a single investment management business operating as Brinson Partners, Inc. in North America and SBC Brinson in its other world-wide locations. We are a global investment management organization with over $72 billion in institutional assets under discretionary active management. We are also the investment advisor for SBC Private Banking mutual fund assets which total $47 billion. The firm manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other institutional investors located throughout the world. Our organization employs over 590 people in offices in Chicago, Basel, Frankfurt, Geneva, London, Melbourne, New York, Paris, Singapore, Sydney, Tokyo and Zurich.

Brinson Partners, Inc., an established U.S.-based leader in the investment business located in Chicago, acts as the headquarters of our world-wide investment management process. The firm began managing international securities and venture capital in the early to mid-1970s. Brinson Partners, Inc. pioneered the movement to the active management of global portfolios in the early 1980s for U.S. clients and has offered fully integrated global portfolios since then.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.

                   ------------------------------------------------------------

                    TABLE OF CONTENTS

--------------------------------------------------------------------------------

LOGO

Shareholder Letter............................................................ 4

Global Economic and Market Highlights......................................... 5

Non-U.S. Equity Fund.......................................................... 6

Schedule of Investments....................................................... 9

Financial Statements..........................................................14

Financial Highlights..........................................................17

Notes to Financial Statements.................................................19


                   ------------------------------------------------------------

                    SHAREHOLDER LETTER


--------------------------------------------------------------------------------
LOGO

February 19, 1997

Dear Shareholder:

We appreciate the confidence you have placed in us and are pleased to present you with the December 31, 1996 Semi-Annual Report for the Non-U.S. Equity Fund. This Report presents our current global economic and market outlook, as well as the Fund's recent investment strategies and performance. To summarize this information:

For the period from August 31, 1993 (inception date of the Fund) to December 31, 1996, the Fund provided an annualized total return of 7.42%. In the second half of 1996, the Fund returned 5.37%.

Market Strategy

The Fund continues to hold a 5.00% strategic cash position reflecting our view that, with very few exceptions, non-U.S. equity markets are modestly attractive. The Japanese equity market, which is the largest component of the index, is notably more overpriced than most of the other non-U.S. markets. Given our valuation analyses and fundamental considerations, we are underweight in Japan by 6.50%.

Currency Strategy

Currency strategy continues to emphasize those currencies that offer the highest expected cash returns in U.S. dollar terms. We continue to have limited exposure to the overvalued DM-bloc currencies and maintain an underweight in the yen. Offsetting these underweights is an overweight in the U.S. dollar. Our position is near neutral in the British pound, and in the Australian and Canadian dollars.

We look forward to the challenges ahead and, as always, welcome your thoughts and comments.

Sincerely,


/s/ Gary P. Brinson

Gary P. Brinson, CFA
President and Chief Investment Officer
Brinson Partners, Inc.

                   ------------------------------------------------------------

                    GLOBAL ECONOMIC AND MARKET HIGHLIGHTS


--------------------------------------------------------------------------------
LOGO

A weaker yen is helping Japan recover from its recent recession. Prices at the consumer level appear to have stopped falling, and the economy has started showing real growth, although the expansion has been neither strong nor consis-tent. The weaker yen and incipient recovery may, however, reduce the pressure to address structural reform. The lack of unequivocal public support for re-formist candidates in the most recent election also may delay deregulation.

In pursuit of monetary union, the core European countries are trying to meet the Maastricht criteria. This has produced restrictive fiscal policies at a time of weak economic growth, thus exacerbating structural weaknesses in labor markets. The peripheral European economies have benefited from the drive to EMU, as bond yields and borrowing costs have dropped considerably. The U.S. economy remains among the most productive of the developed countries, due in large part to its flexible labor market.

Increases in oil prices to the $25 per barrel range have not flowed through to higher consumer price inflation. Central banks have been acting more responsi-bly since the last major bout of inflation around 1980. Increases in the rela-tive prices of inputs are no longer being accommodated and turned into general price increases.

 NON-U.S. EQUITY ENVIRONMENT

MAJOR MARKETS


Total Return in   6 months  1 year  3 years  Annualized
U.S. Dollar        ended    ended    ended    8/31/93*
Hedged Terms      12/31/96 12/31/96 12/31/96 to 12/31/96
--------------------------------------------------------
Japan              -9.23%    0.06%    6.52%      1.57%
U.K.               12.70    15.18     8.92      11.38
Germany            11.32    25.10     8.00      11.40
France             11.21    30.73     4.72       5.58
Canada             18.79    30.20    14.93      15.34
Netherlands        17.64    41.40    18.93      20.49
Australia           7.71     7.71     4.31       7.23
--------------------------------------------------------

MAJOR CURRENCIES

Percent Change   6 months  1 year  3 years  Annualized
Relative to       ended    ended    ended    8/31/93*
U.S. Dollars     12/31/96 12/31/96 12/31/96 to 12/31/96
-------------------------------------------------------
Yen               -5.50%   -11.13%  -1.30%     -3.05%
Pound             10.14    -10.22    4.97       4.29
Deutschemark      -1.23     -7.12    4.06       2.59
Canadian Dollar   -0.36     -0.50   -1.15      -1.10
-------------------------------------------------------

*Inception date of the Non-U.S. Equity Fund

                   ------------------------------------------------------------

                    NON-U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO
The Non-U.S. Equity Fund invests in the common stocks of companies headquartered outside the U.S. We believe that in a non-U.S. investment program the country allocation decision is the most important. Country assessments are developed by the non-U.S. strategy team in Chicago working with our investment teams in Basel, Frankfurt, London, Paris, Singapore, Sydney and Tokyo. Currency strategies are separately developed and coordinated with market allocations.
Our industry strategies and individual security selections are determined by fundamental research.

Since its inception on August 31, 1993, the Brinson Non-U.S. Equity Fund has earned an annualized return of 7.42% versus 7.48% for the benchmark, the Morgan Stanley Capital International Non-U.S. Equity (Free) Index. For the year ended December 31, 1996, the Fund returned 12.75% while the benchmark returned 7.11%. For the second half of 1996, the Brinson Non-U.S. Equity Fund returned 5.37% compared to the 2.19% return of the benchmark.

During 1996 the majority of the developed markets earned double-digit returns, continuing 1995's strong performance. The best performing markets in dollar-hedged terms were Spain, rising 46.76%; Finland, gaining 44.95%; the Netherlands, increasing 41.39%; Sweden, up 39.86% and Hong Kong, adding 33.02%. The majority of other markets also earned double-digit returns. In sharp contrast, Japan was the weakest market, gaining 0.06% in dollar-hedged terms, followed by Singapore, growing 1.42%. The only other markets with single digit returns were Italy, rising 4.23%; New Zealand, adding 5.08%; and Australia, up 7.71%.

Since inception, market allocation has added to returns, but detracted somewhat from 1996 performance. Strategic cash, overweights in several Anglo-Saxon markets and underweights of Sweden, Switzerland and Hong Kong combined to reduce returns. Value was added from the strategy of underweighting Japan and Singapore, while overweighting Finland, the Netherlands, Spain and France.

Currency management has added solidly to returns since inception and was the greatest positive contributor to 1996 performance, helped by both the strength of the U.S. dollar and other dollar-bloc currencies and the weakness of the yen and the DM-bloc currencies. The current U.S. dollar overweight is driven by an underweighted exposure to the Japanese yen and minimal positions in the DM-bloc currencies.

During 1996, stock selection was strongly positive, largely due to excellent Japan stock selection, combined with good results in Canada, Germany and Italy. Positive stock selection from Japan resulted from the portfolio's exposure to high-quality defensive issues and exporters, and underexposure to financials and real estate. A negative contribution came from France and Malaysia, where outperforming momentum and small stocks were avoided.

                   ------------------------------------------------------------

                    NON-U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO

 TOTAL RETURN

                                   6 months  1 year  3 years  Annualized
                                    ended    ended    ended    8/31/93*
                                   12/31/96 12/31/96 12/31/96 to 12/31/96
-------------------------------------------------------------------------
BRINSON NON-U.S. EQUITY FUND         5.37%   12.75%    9.55%     7.42%
MSCI Non-U.S. Equity (Free) Index
 (currency unhedged)**               2.19     7.11     8.76      7.48
MSCI Non-U.S. Equity (Free) Index
 (currency hedged)**                 4.25    14.64     8.16      7.94
-------------------------------------------------------------------------

*Inception date of the Brinson Non-U.S. Equity Fund
**Performance is net of withholding taxes on dividends.
Total return includes reinvestment of all capital gain and income distributions.


 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth   No adjustment has been made
in the value of an            for any income taxes payable
investment in the Brinson     by shareholders on income
Non-U.S. Equity Fund and the  dividends and capital gain
MSCI Non-U.S. Equity (Free)   distributions.  Past
Index (currency unhedged and  performance is no guarantee
hedged) if you had invested   of future results.  Share
$100,000 on August 31, 1993,  price and return will vary
and had reinvested all your   with market conditions;
income dividends and capital  investors may realize a gain
gain distributions through    or loss upon redemption.
December 31, 1996.

BRINSON NON-U.S. EQUITY FUND
VS. MSCI NON-U.S. EQUITY (FREE) INDEX (CURRENCY UNHEDGED AND HEDGED) Wealth Value with Dividends Reinvested

                             [CHART APPEARS HERE]

                                    MSCI Non-U.S. Equity    MSCI Non-U.S. Equity
                Brinson Non-U.S.        (Free) Index            (Free) Index
                  Equity Fund       (currency unhedged)     (currency unhedged)
                ----------------    --------------------    --------------------
 8/31/93           $100,000              $100,000                $100,000
12/31/93             96,550                98,875                 101,957
 3/31/94             95,749               101,980                 100,085
 6/30/94             97,555               106,879                 100,900
 9/30/94             99,065               107,516                 100,475
12/31/94             97,454               106,277                 100,278
 3/31/95             95,239               108,396                  93,398
 6/30/95             97,454               109,552                  94,494
 9/30/95            106,616               114,063                 105,245
12/31/95            112,610               118,746                 112,544
 3/31/96            115,932               122,431                 119,285
 6/30/96            120,489               124,467                 123,756
 9/30/96            121,244               124,631                 125,100
12/31/96            126,964               127,189                 129,020

8/31/93 = $100,000                               Data through 12/31/96

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                  -------------------------------------------------------------

                    NON-U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996 (Unaudited)

--------------------------------------------------------------------------------
NON-U.S. EQUITIES
Airlines.................................................................  0.26%
Appliances & Household Durables..........................................  2.12
Automobiles..............................................................  2.83
Banking.................................................................. 10.80
Beverages & Tobacco......................................................  2.28
Broadcasting & Publishing................................................  1.37
Building Materials.......................................................  1.14
Business & Public Service................................................  3.21
Chemicals................................................................  3.88
Construction.............................................................  1.88
Data Processing..........................................................  1.00
Electric Components......................................................  1.23
Electronics..............................................................  4.09
Energy...................................................................  8.08
Financial Services.......................................................  1.44
Food & House Products....................................................  4.61
Forest Products..........................................................  1.77
Gold Mining..............................................................  0.10
Health & Personal Care...................................................  3.99
Industrial Components....................................................  2.15
Insurance................................................................  4.09
Leisure & Tourism........................................................  0.61
--------------------------------------------------------------------------------

Machinery & Engineering................................................    1.38%
Merchandising..........................................................    4.16
Metals-Steel...........................................................    1.94
Miscellaneous Materials................................................    1.15
Multi-Industry.........................................................    4.28
Non-Ferrous Metals.....................................................    2.16
Real Estate............................................................    0.76
Recreation.............................................................    0.54
Shipping...............................................................    0.77
Telecommunications.....................................................    4.99
Textiles & Apparel.....................................................    0.23
Transportation.........................................................    0.83
Utilities..............................................................    5.89
                                                                         ------
  Total Non-U.S. Equities..............................................   92.01*
                                                                         ------
SHORT-TERM INVESTMENTS.................................................    6.43*
                                                                         ------
  TOTAL INVESTMENTS....................................................   98.44
CASH AND OTHER ASSETS,
 LESS LIABILITIES......................................................    1.56
                                                                         ------
  NET ASSETS...........................................................  100.00%
                                                                         ======

 MARKET AND CURRENCY STRATEGY

As of December 31, 1996 (Unaudited)

                   Portfolio
               -----------------
                Market  Currency
               Strategy Strategy Index
---------------------------------------
U.S. Dollar       0.0%    35.5%    0.0%
Japan            24.2     20.7    30.7
Australia         4.9      2.9     2.8
Belgium           3.2      1.2     1.1
Canada            2.9      3.9     4.5
Finland           1.5      1.5     0.6
France            9.6      1.1     6.6
Germany           8.3      3.8     7.8
Hong Kong         1.4      0.4     3.6
Italy             3.3      3.3     2.9
Malaysia          1.3      1.3     2.5
Netherlands       6.1      0.6     4.5
New Zealand       3.3      3.3     0.4
Spain             3.6      2.1     2.2
Sweden            0.0      0.0     2.4
Switzerland       1.6      0.1     5.4
U.K.             19.8     18.3    18.2
Cash Reserves     5.0      0.0     0.0
Other Markets     0.0      0.0     3.8
---------------------------------------
                100.0%   100.0%  100.0%

 TOP TEN NON-U.S. EQUITY HOLDINGS

As of December 31, 1996 (Unaudited)

  Percent of Net Assets
-----------------------
 1. Royal Dutch Petroleum Co.           1.73%
 2. British Telecommunications PLC      1.13
 3. General Electric Co. PLC            1.12
 4. Broken Hill Proprietary Co. Ltd.    1.07
 5. Lloyds TSB Group PLC                1.07
 6. Matsushita Electric Industrial Co.  1.05
 7. British Petroleum Co. PLC           1.05
 8. Toray Industries, Inc.              1.03
 9. Telecom Corp. of New Zealand Ltd.   0.95
10. Grand Metropolitan PLC              0.87
---------------------------------------------

*The Fund held a long position in Topix futures on December 31, 1996 which increased Japanese equity exposure from 23.34% to 25.03% and decreased the Fund's exposure to Short-Term Investments from 6.43% to 4.74%

                   ------------------------------------------------------------
8

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES     VALUE
                                                           ------- ------------
Non-U.S. Equities -- 92.01%
AUSTRALIA -- 4.76%
Amcor Ltd.................................................  85,700 $    550,685
Boral Ltd. ............................................... 120,000      341,223
Broken Hill Proprietary Co. Ltd. ......................... 192,270    2,736,679
CRA Ltd. .................................................  66,210    1,038,640
David Jones Ltd. ......................................... 316,600      440,071
Lend Lease Corp. Ltd. ....................................  21,578      418,192
M.I.M. Holdings Ltd. ..................................... 271,976      380,205
National Australia Bank Ltd. ............................. 110,448    1,298,356
News Corp. Ltd. .......................................... 231,257    1,219,656
News Corp. Ltd. Preferred.................................  60,000      266,878
Pacific Dunlop Ltd. ...................................... 152,700      388,118
Qantas Airways Ltd. ...................................... 203,161      338,871
Santos Ltd................................................ 128,900      522,152
WMC Ltd. ................................................. 100,700      634,274
Westpac Bank Corp. Ltd. .................................. 209,851    1,193,434
Woolworth's Ltd. ......................................... 163,000      392,287
                                                                   ------------
                                                                     12,159,721
                                                                   ------------
BELGIUM -- 3.18%
Delhaize-Le Lion S.A. ....................................   8,100      480,678
Electrabel S.A. ..........................................   6,265    1,481,218
Fortis AG.................................................   5,700      913,378
Fortis AG Strip (b).......................................      90           45
General de Banque S.A.....................................   1,300      465,536
Groupe Bruxelles Lambert S.A. ............................   3,530      453,968
Kredietbank NV............................................   2,410      789,057
Petrofina S.A. ...........................................   3,275    1,041,336
Societe Generale de Belgique..............................   5,828      456,853
Solvay S.A. Class A.......................................   1,235      755,242
Tractebel.................................................   1,650      767,484
Tractebel Warrants "99" (b)...............................   1,350       19,550
Union Miniere Group S.A. (b)..............................   7,080      479,214
                                                                   ------------
                                                                      8,103,559
                                                                   ------------
CANADA -- 2.66%
Alcan Aluminium Ltd. .....................................  14,500      489,293
Bank of Montreal..........................................  13,100      416,723
Barrick Gold Corp. .......................................   8,800      252,006
BCE, Inc. ................................................   8,200      390,676
Canadian National Railway Co. ............................  10,000      380,125
Canadian Pacific Ltd. ....................................  33,100      870,608
Hudson's Bay Co. .........................................  13,500      225,558
Imperial Oil Ltd. ........................................  11,900      560,010
Moore Corp. Ltd. .........................................  13,000      269,371
Noranda, Inc. ............................................  15,100      336,572
Northern Telecom Ltd. ....................................   5,000      310,813
NOVA Corp. ...............................................  22,700      201,229
Royal Bank of Canada......................................  15,000      526,412
Seagram Co. Ltd. .........................................  12,700      502,681
Thomson Corp. ............................................  32,400      715,088
TransCanada Pipelines Ltd. ...............................  19,700      344,959
                                                                   ------------
                                                                      6,792,124
                                                                   ------------
FINLAND -- 1.44%
Merita Ltd. Class A (b)................................... 127,400      395,275
Nokia Ab Class A..........................................  30,200    1,748,180

                                                             SHARES    VALUE
                                                             ------- ----------
Outokumpu OY Class A........................................  20,800 $  354,263
Pohjola Insurance Group Class B.............................   8,100    181,894
Sampo Insurance Co. Ltd. Class A............................   3,500    275,656
UPM-Kymmene Corp. (b).......................................  34,000    711,868
                                                                     ----------
                                                                      3,667,136
                                                                     ----------
FRANCE -- 9.43%
Accor S.A. .................................................   6,395    808,186
Alcatel Alsthom.............................................   8,725    699,517
AXA S.A. ...................................................   3,900    247,562
Banque Nationale de Paris...................................  31,930  1,233,298
CEP Communications..........................................   2,300    162,146
CEP Communications Warrants "97" (b)........................   4,400      5,036
Cie Bancaire S.A. ..........................................   7,588    896,192
Cie de Saint Gobain.........................................  10,913  1,540,797
Cie de Suez.................................................  13,844    587,452
Cie Generale des Eaux.......................................  15,864  1,962,135
Colas.......................................................   1,977    285,216
Credit Local de France......................................  14,550  1,265,047
Elf Aquitaine S.A. .........................................  15,634  1,420,343
GAN-Groupe des Assurances Nationales (b)....................     880     17,774
Groupe Danone...............................................   2,200    305,961
L'Oreal S.A. ...............................................     400    150,345
Lafarge S.A. ...............................................   7,600    455,091
LVMH........................................................   6,915  1,927,373
Michelin Class B............................................  18,350    988,677
Pechiney S.A. Class A (b)...................................  15,993    668,798
Peugeot S.A. ...............................................  15,580  1,750,191
Rhone-Poulenc Class A.......................................  36,500  1,242,012
Sanofi......................................................       1         99
SEITA.......................................................  12,500    521,765
Societe Generale............................................  12,640  1,364,003
Total S.A. Class B..........................................  22,895  1,858,482
UAP-Union des Assurances de Paris...........................  26,884    669,682
Usinor Sacilor..............................................  71,900  1,044,194
                                                                     ----------
                                                                     24,077,374
                                                                     ----------
GERMANY -- 7.53%
Allianz AG Holding..........................................     908  1,632,055
BASF AG.....................................................  25,780    986,970
Bayer AG....................................................  34,990  1,417,900
Bayerische Motoren Werke AG.................................   1,300    895,854
Commerzbank AG..............................................  27,540    698,731
Daimler-Benz AG (b).........................................  14,650  1,002,904
Deutsche Bank AG............................................  26,367  1,228,441
Deutsche Telekom AG (b).....................................  43,600    908,157
Henkel KGaA-Vorzug AG.......................................  11,550    569,593
Hochtief AG.................................................   7,400    290,507
Hoechst AG..................................................  11,680    540,383
M.A.N. AG...................................................   1,840    443,553
Mannesmann AG...............................................   2,457  1,055,756
Metro AG....................................................   7,958    622,243
Muenchener Rueckver AG......................................     462  1,119,700
Muenchener Rueckver AG Warrants "98" (b)....................      12      2,500
Preussag AG.................................................   2,969    670,438
RWE AG......................................................  19,000    793,978
Schering AG.................................................  12,192  1,027,669
Siemens AG..................................................   9,200    426,360
Thyssen AG..................................................   4,700    832,282

--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES      VALUE
                                                         --------- ------------
GERMANY (CONTINUED)
Veba AG.................................................    21,988 $  1,262,694
Volkswagen AG...........................................     1,900      785,965
                                                                   ------------
                                                                     19,214,633
                                                                   ------------
HONG KONG -- 1.52%
Cheung Kong Holdings Ltd. ..............................    38,000      337,755
China Light & Power Co. Ltd. ...........................    78,000      346,895
Guoco Group Ltd. .......................................    48,000      268,704
Hang Seng Bank Ltd. ....................................    31,500      382,811
Hong Kong Telecommunications Ltd. ......................   135,200      217,616
Hutchison Whampoa Ltd. .................................    85,000      667,591
Jardine Matheson Holdings ADR (c).......................    31,200      205,920
New World Development Co. Ltd. .........................    53,000      358,020
Sun Hung Kai Properties Ltd. ...........................    28,000      342,991
Swire Pacific Ltd. Class A .............................    44,000      419,527
Wharf (Holdings) Ltd. ..................................    68,000      339,345
                                                                   ------------
                                                                      3,887,175
                                                                   ------------
ITALY -- 2.98%
Assicurazioni Generali..................................    41,250      779,965
Danieli & Co. Savings (Risp)............................    73,000      304,867
Edison Spa..............................................    46,000      290,431
Eni Spa.................................................    40,000      204,801
Eni ADR (c).............................................    22,100    1,140,913
Fiat Spa-Priv...........................................   324,000      533,785
INA-Istituto Nazionale de Assicurazioni.................   136,000      176,742
Istituto Mobilaire Italiano Spa.........................    99,000      846,432
Italgas Spa.............................................    61,000      254,150
La Rinascente...........................................    35,000      202,565
La Rinascente Savings (Risp)............................    46,000      117,382
La Rinascente Warrants "99" (b).........................     2,800        1,232
Mediobanca Spa..........................................    21,000      113,045
Montedison Spa (b)...................................... 1,060,380      721,100
SAI-Savings (Risp)......................................    47,000      166,764
Telecom Italia Spa......................................   502,000      977,258
Telecom Italia Mobile Spa...............................   538,000      766,044
                                                                   ------------
                                                                      7,597,476
                                                                   ------------
JAPAN -- 23.34%
Amada Co. Ltd. .........................................   106,000      821,918
Asahi Glass Co. Ltd. ...................................   125,000    1,173,861
Bank of Tokyo-Mitsubishi Ltd. ..........................    95,000    1,759,714
Canon, Inc..............................................    90,000    1,985,009
Canon Sales Co., Inc. ..................................    35,200      782,424
Citizen Watch Co. Ltd. .................................    96,000      686,482
Dai Nippon Printing Co. Ltd. ...........................    95,000    1,661,497
Daiichi Pharmaceutical Co. Ltd..........................    68,000    1,089,687
Daikin Industries Ltd...................................   104,000      922,891
Daiwa House Industry Co. Ltd............................    52,000      667,528
Fanuc...................................................    42,100    1,345,662
Fujitsu.................................................    61,000      567,589
Hitachi Ltd.............................................   204,000    1,898,165
Honda Motor Co..........................................    27,000      769,966
Inax....................................................   132,000      975,756
Isetan..................................................    36,000      465,237
Ito-Yokado Co. Ltd......................................    38,000    1,650,039
Kaneka Corp.............................................    52,000      265,667
Keio Teito Electric Railway.............................   118,000      575,411

                                                           SHARES     VALUE
                                                           ------- ------------
Kinki Nippon Railway...................................... 119,000 $    741,251
Kirin Brewery Co. Ltd..................................... 113,000    1,109,848
Kokuyo....................................................  22,000      542,087
Kuraray Co. Ltd...........................................  92,000      848,109
Kyocera Corp. ............................................   9,000      559,835
Maeda Road Construction...................................  24,000      277,074
Matsushita Electric Industrial Co. ....................... 165,000    2,686,741
Mitsubishi Paper Mills.................................... 129,000      503,463
NGK Insulators............................................ 169,000    1,601,620
Nintendo Corp. Ltd........................................   9,500      678,513
Nippon Denso Co. Ltd......................................  71,000    1,706,643
Nippon Meat Packers, Inc..................................  67,000      865,857
Nippon Steel Co...........................................  83,000      244,559
Okumura................................................... 109,000      661,118
Orix Corp.................................................   2,000       83,053
Osaka Gas Co.............................................. 426,000    1,163,453
Sankyo Co. Ltd. ..........................................  76,000    2,147,670
Sanwa Bank Ltd. ..........................................  51,000      694,236
Secom.....................................................  24,000    1,449,470
Seino Transportation .....................................  37,000      408,030
Sekisui House Ltd. ....................................... 200,000    2,033,256
Shinmaywa Industries Ltd. ................................  96,000      705,505
Sony Corp.................................................  31,600    2,066,374
Sumitomo Bank............................................. 110,000    1,582,666
Sumitomo Electric Industries..............................  85,000    1,186,353
Takeda Chemical Industries................................  77,000    1,612,044
TDK Corp..................................................  19,000    1,235,892
Tokio Marine & Fire Insurance Co..........................  94,000      882,743
Tokyo Electric Power......................................  45,500      995,692
Tokyo Steel Mfg...........................................  76,700    1,090,333
Tonen Corp................................................  75,000      872,319
Toray Industries, Inc..................................... 425,000    2,618,032
Toshiba Corp.............................................. 243,000    1,524,115
Toyo Suisan Kaisha........................................  57,000      569,656
Toyota Motor Corp.........................................  27,000      774,619
Yamazaki Baking Co. Ltd. .................................  50,000      796,933
                                                                   ------------
                                                                     59,583,665
                                                                   ------------
MALAYSIA -- 1.25%
Hume Industries (Malaysia) Bhd............................  48,000      302,198
Kuala Lumpur Kepong Bhd................................... 109,000      276,222
Land & General Holdings Bhd............................... 108,500      259,919
Malayan Banking Bhd.......................................  21,000      232,825
Malaysia International Shipping Bhd (Frgn.)...............  63,000      187,092
Nestle (Malaysia) Bhd.....................................   9,000       72,342
Public Bank Bhd (Frgn.)................................... 102,000      216,076
Resorts World Bhd.........................................  39,000      177,589
Sime Darby Bhd............................................ 101,000      397,921
Telekom Malaysia Bhd......................................  34,000      302,910
Tenaga Nasional Bhd....................................... 120,000      574,936
YTL Corp. Bhd.............................................  34,000      183,092
                                                                   ------------
                                                                      3,183,122
                                                                   ------------

--------------------------------------------------------------------------------
10

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES      VALUE
                                                         --------- ------------
NETHERLANDS -- 5.99%
ABN AMRO Holdings NV....................................    19,560 $  1,271,055
Akzo Nobel NV...........................................     2,500      341,100
DSM NV..................................................     4,850      477,794
Hoogovens NV............................................     7,100      295,542
ING Groep NV............................................    52,834    1,899,910
KLM Royal Dutch Air Lines NV............................    11,400      320,310
KPN NV..................................................    33,797    1,287,635
Philips Electronics NV..................................    16,700      675,840
Royal Dutch Petroleum Co................................    25,230    4,418,204
Royal Dutch Petroleum Co. NY Shares (c).................     5,200      887,900
Unilever NV.............................................    11,440    2,021,197
Vendex International NV.................................    19,450      830,985
VNU-Ver Ned Uitgevers...................................    27,100      565,595
                                                                   ------------
                                                                     15,293,067
                                                                   ------------
NEW ZEALAND -- 3.04%
Brierley Investments Ltd................................ 1,395,600    1,291,766
Carter Holt Harvey Ltd..................................   481,600    1,092,303
Fletcher Challenge Building.............................   156,550      481,165
Fletcher Challenge Energy...............................   156,550      453,512
Fletcher Challenge Forest Ltd...........................   317,445      531,580
Fletcher Challenge Paper................................   313,100      643,765
Telecom Corp. of New Zealand Ltd........................   474,200    2,419,079
Telecom Corp. of New Zealand Ltd. ADS (c)...............    10,500      850,500
                                                                   ------------
                                                                      7,763,670
                                                                   ------------
SPAIN -- 3.50%
Acerinox S.A. ..........................................     2,500      360,561
Banco Bilbao-Vizcaya S. A...............................    12,500      673,650
Banco Central Hispanoamericano..........................    11,430      293,054
Banco Intercontinental Espanol S.A......................     2,091      323,597
Banco Popular Espanol S.A...............................     2,880      564,597
Banco Santander S.A.....................................    11,500      734,692
Cia Sevillana de Electricidad...........................    20,403      231,362
Empresa Nacional de Electridad S.A......................    15,200    1,079,746
Fomento de Construcciones y Contratas S.A...............     4,300      400,000
Gas Natural SDG S.A. ...................................     1,500      348,261
Iberdrola S.A...........................................    80,600    1,140,142
Mapfre Corp. ...........................................     5,800      352,704
Repsol S.A..............................................     6,200      237,371
Repsol S.A. ADR (c).....................................    15,500      590,937
Telefonica de Espana....................................    52,700    1,221,530
Vallehermosa S.A........................................     7,700      166,638
Viscofan Envolturas Celulosicas S.A.....................    15,300      223,487
                                                                   ------------
                                                                      8,942,329
                                                                   ------------
SWITZERLAND -- 1.79%
ABB AG (Bearer).........................................       210      260,408
CS Holdings AG (Reg.)...................................     2,678      274,242
Nestle S.A. (Reg.)......................................     1,251    1,338,860
Novartis AG (Reg.)......................................       957    1,092,635
Roche Holding AG (Gen.).................................        99      767,919
Schweiz Bankgesellschaft (Bearer).......................       270      235,875

                                                            SHARES     VALUE
                                                            ------- ------------
Societe Generale de Surveillance Holding S.A. (Bearer).....      75 $    183,772
Zurich Versicherungs (Reg.)................................   1,491      413,087
                                                                    ------------
                                                                       4,566,798
                                                                    ------------
UNITED KINGDOM -- 19.60%
Abbey National PLC.........................................  63,000      824,833
Bank of Scotland........................................... 104,000      549,101
Bass PLC...................................................  39,500      555,015
B.A.T. Industries PLC...................................... 222,000    1,840,818
Booker PLC.................................................  50,500      345,281
British Energy PLC......................................... 479,000    1,205,083
British Gas PLC............................................ 451,300    1,733,987
British Petroleum Co. PLC.................................. 223,252    2,676,502
British Steel PLC.......................................... 379,000    1,041,066
British Telecommunications PLC............................. 428,200    2,891,065
Charter PLC................................................  57,171      724,544
Coats Viyella PLC.......................................... 261,100      594,323
FKI PLC.................................................... 213,625      738,529
General Electric Co. PLC................................... 436,700    2,855,030
Glaxo Wellcome PLC.........................................  67,500    1,095,157
Grand Metropolitan PLC..................................... 282,700    2,220,765
Guinness PLC............................................... 224,200    1,755,460
Hanson PLC................................................. 451,500      629,766
Hillsdown Holdings PLC..................................... 321,900    1,101,831
House of Fraser PLC........................................ 360,800      947,849
HSBC Holdings PLC..........................................  72,000    1,609,310
Imperial Chemical Industries PLC...........................  24,000      315,660
Legal & General Group PLC.................................. 159,000    1,012,288
Lloyds TSB Group PLC....................................... 370,185    2,727,446
Marks & Spencer PLC........................................ 184,900    1,553,755
Millennium Chemicals, Inc. (b).............................   3,707       65,799
Mirror Group PLC........................................... 153,600      566,504
National Power PLC......................................... 106,500      891,297
National Westminster Bank PLC..............................  64,500      756,713
Northern Foods PLC......................................... 144,000      503,988
Peninsular & Oriental Steam Navigation Co.................. 177,700    1,794,335
Reckitt & Colman PLC.......................................  34,746      430,534
Redland PLC................................................  57,600      361,294
RJB Mining PLC............................................. 131,000      964,060
Royal & Sun Alliance Insurance Group PLC................... 106,149      807,517
RTZ Corp. PLC..............................................  70,800    1,134,763
Sainsbury (J.) PLC......................................... 147,000      976,142
Scottish Hydro-Electric PLC................................ 116,800      655,663
Sears PLC.................................................. 437,700      711,646
Sedgwick Group PLC......................................... 294,000      661,664
SmithKline Beecham PLC.....................................  84,800    1,174,835
Smurfit (Jefferson) Group PLC.............................. 156,000      463,221
Tesco PLC.................................................. 126,900      769,913
Thames Water PLC...........................................  84,600      886,830
Unilever PLC...............................................  40,200      974,556
Vodafone Group PLC......................................... 118,500      499,919
Yorkshire Water PLC........................................  36,000      436,522
                                                                    ------------
                                                                      50,032,179
                                                                    ------------
Total Non-U.S. Equities
 (Cost $215,959,551).......................................          234,864,028
                                                                    ------------

--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT       VALUE
                                                      ------------ ------------
Short-Term Investments -- 6.43%
COMMERCIAL PAPER -- 6.43%
Burlington Northern Santa Fe
 5.650%, due 01/17/97................................ $  1,500,000 $  1,496,233
Case Credit Corp.
 5.510%, due 01/07/97................................    1,000,000      999,082
Cincinnati Bell, Inc.
 7.250%, due 01/02/97................................    3,032,000    3,031,389
Crown Cork & Seal Co., Inc.
 5.520%, due 01/10/97................................    2,000,000    1,997,240
 5.580%, due 01/29/97................................    1,000,000      995,660
 5.580%, due 01/31/97................................    1,000,000      995,350
CSX Corp. 5.520%, due 01/15/97.......................    1,500,000    1,496,780
Rite Aid Corp.
 5.650%, due 01/06/97................................    1,500,000    1,498,823
 5.600%, due 01/21/97................................    1,000,000      996,889
Tyson Foods, Inc.
 5.750%, due 01/09/97................................      900,000      898,850
Vastar Resources, Inc.
 6.020%, due 01/02/97................................    1,000,000      999,833
Whirlpool Financial Corp.
 6.000%, due 01/03/97................................    1,000,000      999,667
                                                                   ------------
Total Short-Term Investments
 (Cost $16,405,796)..................................                16,405,796
                                                                   ------------
Total Investments
 (Cost $232,365,347) -- 98.44% (a)...................               251,269,824
                                                                   ------------
Cash and other assets,
 less liabilities -- 1.56%...........................                 3,994,983
                                                                   ------------
Net Assets -- 100%...................................              $255,264,807
                                                                   ============

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------
12

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $232,365,347; net unrealized appreciation consisted of:

      Gross unrealized appreciation............................... $ 31,057,745
      Gross unrealized depreciation...............................  (12,153,268)
                                                                   ------------
        Net unrealized appreciation............................... $ 18,904,477
                                                                   ============

(b) Non-income producing security
(c) Denominated in U.S. dollars

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Non-U.S. Equity Fund had the following open forward foreign currency contracts as of December 31, 1996:

                                SETTLEMENT    LOCAL       CURRENT   UNREALIZED
                                   DATE      CURRENCY      VALUE    GAIN/(LOSS)
                                ---------- ------------ ----------- ----------
      FORWARD FOREIGN CURRENCY
      BUY CONTRACTS
      Canadian Dollar.........    02/20/97    3,200,000 $ 2,342,279 $  (60,845)

     FORWARD FOREIGN CURRENCY SALE CONTRACTS
      Australian Dollar.......    02/20/97    5,750,000   4,564,330   (122,570)
      Belgian Franc...........    02/20/97  135,000,000   4,264,267    202,899
      British Pound...........    02/20/97    2,150,000   3,675,500   (363,834)
      Dutch Guilder...........    02/20/97   23,500,000  13,629,905    584,762
      French Franc............    02/20/97  113,000,000  21,799,221    576,855
      German Mark.............    02/20/97   16,400,000  10,675,842    439,372
      Hong Kong Dollars.......    02/20/97   17,600,000   2,275,681         (6)
      Japanese Yen............    02/20/97  505,000,000   4,381,039    294,604
      Spanish Peseta..........    02/20/97  420,000,000   3,224,988     72,233
      Swiss Franc.............    02/20/97    5,700,000   4,266,553    387,268
                                                                    ----------
        Total.................                                      $2,010,738
                                                                    ==========

FUTURES CONTRACTS (NOTE 5)

The Non-U.S. Equity Fund had the following open index futures contracts as of December 31, 1996:

                                SETTLEMENT                CURRENT   UNREALIZED
                                   DATE        COST        VALUE       LOSS
                                ---------- ------------ ----------- ----------
      INDEX FUTURES BUY CON-
       TRACTS
      Topix, 34 contracts.....  March 1997 $  4,484,708 $ 4,311,881 $ (172,827)
                                                                    ==========

The segregated cash pledged to cover margin requirements for the open positions at December 31, 1996 was $1,068,007.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $232,365,347) (Note 1)............... $251,269,824
 Cash.............................................................    6,576,841
 Foreign currency, at value (Cost $796,042).......................      805,150
 Receivables:
  Investment securities sold......................................      528,733
  Dividends.......................................................      640,537
  Fund shares sold................................................      120,851
 Net unrealized appreciation on forward foreign currency con-
  tracts..........................................................    2,010,738
 Other assets.....................................................       50,759
                                                                   ------------
    TOTAL ASSETS..................................................  262,003,433
                                                                   ------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................    5,090,839
  Fund shares redeemed............................................    1,093,192
  Variation margin (Note 5).......................................      172,827
  Investment advisory fees (Note 2)...............................      160,210
  Accrued expenses................................................      221,558
                                                                   ------------
    TOTAL LIABILITIES.............................................    6,738,626
                                                                   ------------
NET ASSETS........................................................ $255,264,807
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)......................................... $233,253,507
 Accumulated undistributed net investment income..................      199,582
 Accumulated net realized gain....................................    1,042,476
 Net unrealized appreciation......................................   20,769,242
                                                                   ------------
    NET ASSETS.................................................... $255,264,807
                                                                   ============
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $253,355,869 and 22,855,725 shares is-
   sued and outstanding) (Note 7)................................. $      11.09
                                                                   ============
 SwissKey Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $1,908,938 and 173,185 shares issued
   and outstanding) (Note 7)...................................... $      11.02
                                                                   ============

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
14

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $295,617 for foreign taxes withheld)........... $ 2,331,420
 Interest.........................................................     507,549
                                                                   -----------
    TOTAL INCOME..................................................   2,838,969
                                                                   -----------
EXPENSES:
 Advisory (Note 2)................................................     933,582
 Administration...................................................      72,871
 Accounting.......................................................      70,594
 Custodian........................................................      45,674
 Distribution (Note 6)............................................       6,504
 Other............................................................     147,475
                                                                   -----------
    TOTAL EXPENSES................................................   1,276,700
    Expenses deferred by Advisor (Note 2).........................    (103,191)
                                                                   -----------
    NET EXPENSES..................................................   1,173,509
                                                                   -----------
    NET INVESTMENT INCOME ........................................   1,665,460
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.....................................................   5,365,490
  Futures contracts...............................................   (541,034)
  Foreign currency transactions...................................     878,088
                                                                   -----------
    Net realized gain.............................................   5,702,544
                                                                   -----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency ...............................   5,665,728
  Futures contracts ..............................................    (192,976)
  Forward contracts...............................................     (54,807)
  Translation of other assets and liabilities denominated in for-
   eign currency..................................................      15,312
                                                                   -----------
    Change in net unrealized appreciation or depreciation.........   5,433,257
                                                                   -----------
Net realized and unrealized gain..................................  11,135,801
                                                                   -----------
Net increase in net assets resulting from operations.............. $12,801,261
                                                                   ===========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED      YEAR
                                                DECEMBER 31, 1996     ENDED
                                                   (UNAUDITED)    JUNE 30, 1996
                                                ----------------- -------------
OPERATIONS:
 Net investment income.........................   $  1,665,460    $  3,265,964
 Net realized gain.............................      5,702,544      22,260,813
 Change in net unrealized appreciation or de-
  preciation ..................................      5,433,257      10,918,989
                                                  ------------    ------------
 Net increase in net assets resulting from op-
  erations.....................................     12,801,261      36,445,766
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
  Brinson Fund Class...........................     (2,168,905)     (3,057,609)
  SwissKey Fund Class..........................        (10,222)         (8,629)
 Distributions from net realized gain:
  Brinson Fund Class...........................    (12,209,010)     (8,632,717)
  SwissKey Fund Class..........................        (94,152)        (14,731)
                                                  ------------    ------------
  Total distributions to shareholders..........    (14,482,289)    (11,713,686)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     49,366,958      86,752,018
 Shares issued on reinvestment of distribu-
  tions........................................     14,118,771      10,473,903
 Shares redeemed...............................    (20,168,223)    (56,648,208)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 7).............     43,317,506      40,577,713
                                                  ------------    ------------
   TOTAL INCREASE IN NET ASSETS................     41,636,478      65,309,793
                                                  ------------    ------------
NET ASSETS:
 Beginning of period...........................    213,628,329     148,318,536
                                                  ------------    ------------
 End of period (including accumulated undis-
  tributed net investment income of $199,582
  and $785,599, respectively)..................   $255,264,807    $213,628,329
                                                  ============    ============


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
16

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                           SIX MONTHS
                             ENDED
                          DECEMBER 31,      YEAR          YEAR      AUGUST 31, 1993*
                              1996          ENDED         ENDED         THROUGH
BRINSON FUND CLASS        (UNAUDITED)   JUNE 30, 1996 JUNE 30, 1995  JUNE 30, 1994
------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........    $  11.17      $   9.68      $   9.69        $ 10.00
                            --------      --------      --------        -------
 Income from investment
  operations:
  Net investment income.        0.07          0.18          0.15           0.10
  Net realized and
   unrealized gain
   (loss)...............        0.51          2.05         (0.16)         (0.34)
                            --------      --------      --------        -------
    Total income (loss)
     from investment
     operations.........        0.58          2.23         (0.01)         (0.24)
                            --------      --------      --------        -------
 Less distributions:
  Distributions from net
   investment income....       (0.10)        (0.18)          --           (0.07)
  Distributions from net
   realized gain........       (0.56)        (0.56)          --             --
                            --------      --------      --------        -------
    Total distributions.       (0.66)        (0.74)          --           (0.07)
                            --------      --------      --------        -------
Net asset value, end of
 period.................    $  11.09      $  11.17      $   9.68        $  9.69
                            ========      ========      ========        =======
Total return (non-
 annualized)............        5.37%        23.64%        (0.10%)        (2.45%)
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........    $253,356      $212,366      $148,319        $71,544
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............        1.08%**       1.20%         1.23%          1.60%**
  After expense reim-
   bursement............        1.00%**       1.00%         1.00%          1.00%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............        1.35%**       1.67%         1.93%          1.28%**
  After expense reim-
   bursement............        1.43%**       1.87%         2.16%          1.88%**
 Portfolio turnover
  rate..................          12%           20%           14%            12%
 Average commission rate
  paid per share........    $ 0.0224      $ 0.0219           N/A            N/A

 * Commencement of investment operations
** Annualized
N/A = Not applicable


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                               SIX MONTHS ENDED  JULY 31, 1995*
                                               DECEMBER 31, 1996    THROUGH
SWISSKEY FUND CLASS                               (UNAUDITED)    JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period..........      $ 11.12         $ 10.26
                                                    -------         -------
 Income from investment operations:
  Net investment income.......................         0.02            0.12
  Net realized and unrealized gain............         0.50            1.45
                                                    -------         -------
    Total income from investment operations...         0.52            1.57
                                                    -------         -------
 Less distributions:
  Distributions from net investment income....        (0.06)          (0.15)
  Distributions from net realized gain........        (0.56)          (0.56)
                                                    -------         -------
    Total distributions.......................        (0.62)          (0.71)
                                                    -------         -------
Net asset value, end of period................      $ 11.02         $ 11.12
                                                    =======         =======
Total return (non-annualized).................         4.85%          15.78%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........      $ 1,909         $ 1,262
 Ratio of expenses to average net assets:
  Before expense reimbursement................         1.92%**         2.04%**
  After expense reimbursement.................         1.84%**         1.84%**
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement................         0.51%**         0.83%**
  After expense reimbursement.................         0.59%**         1.03%**
 Portfolio turnover rate......................           12%             20%
 Average commission rate paid per share.......      $0.0224         $0.0219

 * Commencement of SwissKey Fund Class distribution
** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
18

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of seven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund and Non-U.S. Equity Fund. The Fund has two classes of shares outstanding, Brinson Fund Class and SwissKey Fund Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share of the Fund represents an identical interest in the investments of the Fund and has the same rights. The following is a summary of significant accounting policies consistently followed by the Non-U.S. Equity Fund (the "Fund") in the preparation of its financial statements.

A. INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. INVESTMENT INCOME: Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. FEDERAL INCOME TAXES: It is the policy of the Fund to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1996, therefore, no federal income tax provision was required.

F. DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to distribute its net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

G. INCOME AND EXPENSE ALLOCATION: All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Fund Class shares will not incur any of the distribution expenses of the SwissKey Fund Class.

H. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a monthly fee based on the Fund's average daily net assets. The Advisor has agreed to waive its fees and reimburse the Fund to the extent total annualized expenses exceed a specified percentage of the Fund's average daily net assets. The expense cap is 1.00% and 1.84% of the average daily net assets of the Brinson Fund Class and SwissKey Fund Class, respectively. Investment advisory fees and other transactions with affiliates for the six months ended December 31, 1996, were as follows:

                                                      ADVISORY ADVISORY   FEES
                                                        FEE      FEES   DEFERRED
                                                      -------- -------- --------
Non-U.S. Equity Fund.................................   0.80%  $933,582 $103,191

Certain officers of the Fund are also officers of the Advisor. All officers serve without direct compensation from the Fund. Trustees' fees paid to unaffiliated trustees were $3,496.

3.  INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 1996, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                          PURCHASES  FROM SALES
                                                         ----------- -----------
Non-U.S. Equity Fund.................................... $54,054,840 $24,504,265

4.  FORWARD FOREIGN CURRENCY CONTRACTS

The Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at and for the six months ended December 31, 1996, was the Fund's custodian.

5.  FUTURES CONTRACTS

The Fund may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Fund enters into such contracts to hedge a portion of its portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.  DISTRIBUTION PLAN

The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Fund Class of shares. Annual fees under the Plan, which include a 0.25% service fee, shall not exceed 0.84% of the average daily net assets of the SwissKey Fund Class.

--------------------------------------------------------------------------------
20

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
7. CAPITAL TRANSACTIONS

Capital stock transactions were as follows:

                                  SIX MONTHS ENDED
                                  DECEMBER 31, 1996        YEAR ENDED
                                     (UNAUDITED)          JUNE 30, 1996
                                --------------------- ---------------------
                                 SHARES      VALUE     SHARES      VALUE
                                --------- ----------- --------- -----------
Sales:
 Brinson Fund Class............ 4,323,938 $48,513,082 8,044,119 $85,398,213
 SwissKey Fund Class...........    77,339     853,876   125,829   1,353,805
                                --------- ----------- --------- -----------
    Total Sales................ 4,401,277 $49,366,958 8,169,948 $86,752,018
                                ========= =========== ========= ===========
Dividend Reinvestment:
 Brinson Fund Class............ 1,296,079 $14,049,499   998,992 $10,452,496
 SwissKey Fund Class...........     6,426      69,272     2,042      21,407
                                --------- ----------- --------- -----------
    Total Dividend Reinvest-
     ment...................... 1,302,505 $14,118,771 1,001,034 $10,473,903
                                ========= =========== ========= ===========
Redemptions:
 Brinson Fund Class............ 1,774,371 $19,898,922 5,347,882 $56,492,091
 SwissKey Fund Class...........    24,099     269,301    14,352     156,117
                                --------- ----------- --------- -----------
    Total Redemptions.......... 1,798,470 $20,168,223 5,362,234 $56,648,208
                                ========= =========== ========= ===========

--------------------------------------------------------------------------------

                                DISTRIBUTED BY:
                            FUNDS DISTRIBUTOR, INC.
                                60 STATE STREET
                                BOSTON, MA 02109

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the
Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

      THE BRINSON FUNDS
      ---------------------------------------------------------
   Chicago . Basel . Frankfurt . Geneva . London . Melbourne . New
                             York . Paris
                 Singapore . Sydney . Tokyo . Zurich
LOGO
      209 South LaSalle Street . Chicago, Illinois 60604-1295 . Tel: (800) 448-2430

                                     LOGO
                                SWISSKEY FUNDS

                              SWISSKEY GLOBAL FUND
                          SWISSKEY GLOBAL EQUITY FUND
                           SWISSKEY GLOBAL BOND FUND
                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1996
                            Your Key to Performance
                         -----------------------------

                    TRUSTEES AND OFFICERS


--------------------------------------------------------------------------------
LOGO

TRUSTEES

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob



OFFICERS

Frank K. Reilly, CFA           Carolyn M. Burke, CPA
Chairman of the Board          Assistant Secretary


E. Thomas McFarlan             Catherine E. Macrae
President and Treasurer        Assistant Secretary


Thomas J. Digenan, CFA, CPA    Debra L. Nichols
Assistant Treasurer            Assistant Secretary


Bruce G. Leto
Secretary

                   ------------------------------------------------------------

                     THE FUNDS' ADVISOR -- BRINSON PARTNERS, INC.


--------------------------------------------------------------------------------
LOGO
In 1995, Brinson Partners, Inc. and Swiss Bank Corporation combined their institutional investment management organizations into a single investment management business operating as Brinson Partners, Inc. in North America and SBC Brinson in its other world-wide locations. We are a global investment management organization with over $72 billion in institutional assets under discretionary active management. We are also the investment advisor for SBC Private Banking mutual fund assets which total $47 billion. The firm manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other institutional investors located throughout the world. Our organization employs over 590 people in offices in Chicago, Basel, Frankfurt, Geneva, London, Melbourne, New York, Paris, Singapore, Sydney, Tokyo and Zurich.

Brinson Partners, Inc., an established U.S.-based leader in the investment business located in Chicago, acts as the headquarters of our world-wide investment management process. The firm began managing international securities and venture capital in the early to mid-1970s. Brinson Partners, Inc. pioneered the movement to the active management of global portfolios in the early 1980s for U.S. clients and has offered fully integrated global portfolios since then.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.
                   ------------------------------------------------------------

                    TABLE OF CONTENTS

--------------------------------------------------------------------------------

LOGO

Shareholder Letter............................................................ 4

Global Economic and Market Highlights......................................... 5

Global Fund................................................................... 6

    Schedule of Investments...................................................10

    Financial Statements......................................................18

    Financial Highlights......................................................21

Global Equity Fund............................................................23

    Schedule of Investments...................................................27

    Financial Statements......................................................33

    Financial Highlights......................................................36

Global Bond Fund..............................................................38

    Schedule of Investments...................................................41

    Financial Statements......................................................44

    Financial Highlights......................................................47

The SwissKey Funds--Notes to Financial Statements.............................49

                    ------------------------------------------------------------

                    SHAREHOLDER LETTER


--------------------------------------------------------------------------------
LOGO

February 19, 1997

Dear Shareholder:

We appreciate the confidence you have placed in us and are pleased to present you with the December 31, 1996 Semi-Annual Report for the Global Fund, Global Equity Fund and Global Bond Fund. This Report presents our current global economic and market outlook, as well as the Funds' recent investment strategies and performance. To summarize this information:

Global Fund

For the period from July 31, 1995 to December 31, 1996, the Fund provided an annualized total return of 15.93%. The Fund returned 8.89% in the second half of 1996.

The strategy of underweighting the overpriced equity markets in favor of the attractive bond markets remains in place. A portion of foreign currency exposure is hedged into U.S. dollars.

Global Equity Fund

For the period from July 31, 1995 to December 31, 1996, the Fund provided an annualized total return of 18.93%. The Fund returned 7.23% in the second half of 1996.

Reflecting only modestly attractive equity markets, the Fund maintains its 15% cash hedge. Primary underweights include the U.S. market, in light of its overvaluation and increasing volatility. A portion of foreign currency exposure is hedged into U.S. dollars.

Global Bond Fund

For the period from July 31, 1995 to December 31, 1996, the Fund provided an annualized total return of 11.40%. The Fund returned 6.76% in the second half of 1996.

Bond markets are generally attractive. Yields in Japan are unsustainably low, making that market very unattractive. It remains the largest underweight in the portfolio. A portion of foreign currency exposure is hedged into U.S. dollars.

We look forward to the challenges ahead and, as always, welcome your comments and suggestions. Please visit our website at http://networth.galt.com/swisskey

Sincerely,

/s/ Raoul Weil               /s/ Raymond Simon

Raoul Weil                   Raymond Simon
Managing Director            Executive Director
PRIVATE [LOGO] BANKING       PRIVATE [LOGO] BANKING

                   ------------------------------------------------------------
4

                    GLOBAL ECONOMIC AND MARKET HIGHLIGHTS


--------------------------------------------------------------------------------
LOGO

A weaker yen is helping Japan recover from its recent recession. Prices at the consumer level appear to have stopped falling, and the economy has started showing real growth, although the expansion has been neither strong nor consistent. The weaker yen and incipient recovery may, however, reduce the pressure to address structural reform. The lack of unequivocal public support for reformist candidates in the most recent election also may delay deregulation.

In pursuit of monetary union, the core European countries are trying to meet the Maastricht criteria. This has produced restrictive fiscal policies at a time of weak economic growth, thus exacerbating structural weaknesses in labor markets. The peripheral European economies have benefited from the drive to EMU, as bond yields and borrowing costs have dropped considerably. The U.S. economy remains among the most productive of the developed countries, due in large part to its flexible labor market.

Increases in oil prices to the $25 per barrel range have not flowed through to higher consumer price inflation. Central banks have been acting more responsibly since the last major bout of inflation around 1980. Increases in the relative prices of inputs are no longer being accommodated and turned into general price increases.

 GLOBAL ENVIRONMENT

                                       6 months  1 year
MAJOR MARKETS                           ended    ended
Total Return in U.S. Dollars           12/31/96 12/31/96
--------------------------------------------------------
U.S. Equity                              9.92%    21.21%
Non-U.S. Equities (currency unhedged)    2.19      7.11
Non-U.S. Equities (currency hedged)      4.25     14.64
U.S. Bonds                               4.94      3.63
Non-U.S. Bonds (currency unhedged)       5.45      4.10
Non-U.S. Bonds (currency hedged)         7.98     11.82
U.S. Cash Equivalents                    2.56      5.16
--------------------------------------------------------
MAJOR CURRENCIES                       6 months  1 year
Percent Change Relative to U.S.         ended    ended
Dollars                                12/31/96 12/31/96
--------------------------------------------------------
Yen                                     -5.50%   -11.13%
Pound                                   10.14     10.22
Deutschemark                            -1.23     -7.12
Canadian Dollar                         -0.36     -0.50
--------------------------------------------------------

                   ------------------------------------------------------------

                    GLOBAL FUND


-------------------------------------------------------------------------------
LOGO

The Global Fund is diversified across the equity and fixed income markets of the U.S. and a broad range of other countries. This Fund is actively managed within an asset allocation framework, involving value-based market, currency and individual security selection. Our senior asset allocation, equity and fixed income professionals form the investment team for this portfolio, supported by a globally integrated market analysis system. Security selection within each market is based on the fundamental research of our analytical teams in Chicago, Basel, Frankfurt, London, Melbourne, Paris, Singapore, Sydney and Tokyo.

The SwissKey Global Fund has provided an annualized return of 15.93% since its inception on July 31, 1995. This compares with the corresponding 13.74% return of its benchmark, the GSMI Mutual Fund Index. For the year ended December 31, 1996, the Fund returned 13.54%, while the benchmark returned 12.53%. For the second half of 1996, the SwissKey Global Fund returned 8.89% compared to the 6.60% return of the benchmark. Positive contributors to relative performance were security selection, particularly in the U.S. and in the Japanese equity market, an overweight in emerging markets debt, and the currency risk hedging. The primary negative contributor was the underweight in most equity markets and the overweight in bonds.

Apart from emerging markets debt, which provided a return in 1996 of approximately 40%, bond markets turned in poor performance relative to equities. The U.S. bond market lagged markets elsewhere, with a total return that failed to exceed cash returns. Bond yields in the U.S. rose substantially in the first half of the year on stronger than anticipated economic news. In other developed markets, bond returns were generally quite good. The peripheral European bond markets performed well, as spreads over German yields declined substantially due to the market's anticipation of a single currency in the coming years.

The U.S. equity market return of better than 20% was outdone by many of the European markets which were driven by a combination of lower interest rates and the anticipation of a profits recovery. The Japanese equity market stood in stark contrast with a local currency loss of almost 5% for the year. This was due in part to the failure of government spending programs and loose monetary policy to produce sustained economic growth.

While the emerging debt markets were producing spectacular gains, emerging equities were much more subdued with an aggregate dollar return of under 10%. Returns in the high yield bond market, at over 12%, not surprisingly fell between equity and bond returns.

Currency risk hedges were beneficial during the year, as the overpriced yen and deutschemark-bloc currencies depreciated against the U.S. dollar. The risk hedges also benefitted from interest rates in the U.S. exceeding rates in the overpriced currencies.

Asset allocation strategy continues to underweight equity markets, as prices remain in excess of fundamental value. Bond markets, apart from Japan, remain overweight as they provide the most attractive relative value. Emerging markets debt is also overweight, with small underweights in emerging equity and high yield bonds. Currency strategy remains focused on controlling the risks in overpriced core European currencies, and to a lesser extent the yen.

                   ------------------------------------------------------------
6

                    GLOBAL FUND


--------------------------------------------------------------------------------
LOGO

 TOTAL RETURN

                          6 months  1 year    Annualized
                           ended     ended   7/31/95* to
                          12/31/96 12/31/96    12/31/96
--------------------------------------------------------
SWISSKEY GLOBAL FUND        8.89%    13.54%     15.93%
GSMI Mutual Fund Index**    6.60     12.53      13.74
--------------------------------------------------------

*Inception date of the SwissKey Global Fund.
**An un-managed index compiled by the Advisor, constructed as follows: 40% Wilshire 5000 Index; 22% MSCI Non-U.S. Equity (Free) Index; 19% Salomon BIG Bond Index; 2% International Dollar Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% High Yield Bond Index.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the SwissKey Global Fund and the GSMI Mutual Fund Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1996. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

SWISSKEY GLOBAL FUND
VS. GSMI MUTUAL FUND INDEX
Wealth Value with Dividends Reinvested

                             [CHART APPEARS HERE]

                 SwissKey       GSMI Mutual
                Global Fund     Fund Index
                -----------     -----------
 7/31/95         $10,000         $10,000
 9/30/95          10,293          10,232
12/31/95          10,861          10,665
 3/31/96          11,091          10,963
 6/30/96          11,324          11,258
 9/30/96          11,687          11,505
12/31/96          12,332          12,001


7/31/95 = $10,000               Data through 12/31/96

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction forfees or transaction costs for rebalancing.

                   ------------------------------------------------------------

                    GLOBAL FUND

--------------------------------------------------------------------------------
LOGO

 ASSET ALLOCATION

As of December 31, 1996 (Unaudited)

                                                Current
                               Benchmark       Strategy
------------------------------------------------------------
U.S. EQUITY                  40.0%              25.0%
 Large Cap. Stocks                    28.0              17.5
 Small/Int. Cap.                      12.0               7.5
NON-U.S. EQUITIES            22.0               17.0
 Japan Equities                        6.8               3.8
 Other Equities                       15.2              13.2
EMERGING MARKETS EQUITIES     3.0                2.0
DOLLAR BONDS                 21.0               28.5
 U.S. Bonds                           19.0              26.5
 International $ Bonds                 2.0               2.0
HIGH YIELD BONDS              3.0                2.5
NON-U.S. BONDS                9.0               22.0
 Japan Bonds                           2.5               0.0
 Other Bonds                           6.5              22.0
EMERGING MARKETS DEBT         2.0                3.0
CASH EQUIVALENTS              0.0                0.0
------------------------------------------------------------
                            100.0%             100.0%

 CURRENCY ALLOCATION

As of December 31, 1996 (Unaudited)

                              Current
                    Benchmark Strategy
--------------------------------------
U.S.                   66.0%    86.5%
Japan                   9.3      0.0
U.K.                    4.8      4.8
Continental Europe     12.9      3.2
Canada                  1.4      1.4
Emerging Markets        3.0      2.0
Other                   2.6      2.1
--------------------------------------
                      100.0%   100.0%

 TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1996 (Unaudited)

                                                                    Percent of
                                                                    Net Assets
------------------------------------------------------------------------------
 1. Chase Manhattan Corp.                                              1.32%
 2. Xerox Corp.                                                        1.03
 3. Lockheed Martin Corp.                                              1.02
 4. Burlington Northern Santa Fe                                       1.01
 5. Corning, Inc.                                                      0.96
 6. Citicorp                                                           0.92
 7. Philip Morris Companies, Inc.                                      0.91
 8. Aon Corp.                                                          0.85
 9. Goodyear Tire & Rubber Co.                                         0.78
10. Enron Corp.                                                        0.71
------------------------------------------------------------------------------

 TOP TEN NON-U.S. EQUITY HOLDINGS

As of December 31, 1996 (Unaudited)

                                                                    Percent of
                                                                    Net Assets
------------------------------------------------------------------------------
 1. British Telecommunications PLC                                     0.22%
 2. General Electric Co. PLC                                           0.22
 3. Royal Dutch Petroleum Co.                                          0.21
 4. Lloyds TSB Group PLC                                               0.21
 5. Broken Hill Proprietary Co. Ltd.                                   0.21
 6. Telecom Corp. of New Zealand Ltd.                                  0.20
 7. Royal Dutch Petroleum Co. NY Shares                                0.19
 8. British Petroleum Co. PLC                                          0.19
 9. Matsushita Electric Industrial Co.                                 0.18
10. Toray Industries, Inc.                                             0.17
------------------------------------------------------------------------------

                   ------------------------------------------------------------
8

                    GLOBAL FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996 (Unaudited)

--------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals...............................................................  0.18%
 Housing/Paper...........................................................  1.12
 Metals..................................................................  0.14
                                                                          -----
                                                                           1.44
Capital Investment
 Capital Goods...........................................................  2.48
 Technology..............................................................  1.60
                                                                          -----
                                                                           4.08
Consumer
 Autos/Durables..........................................................  0.07
 Discretionary...........................................................  1.80
 Health: Drugs...........................................................  2.23
 Health: Non-Drugs.......................................................  1.10
 Non-Durables............................................................  3.10
 Retail/Apparel..........................................................  1.14
                                                                          -----
                                                                           9.44
Energy...................................................................  1.37
Financial
 Banks...................................................................  2.78
 Non-Banks...............................................................  2.54
                                                                          -----
                                                                           5.32
Post Venture.............................................................  1.26
Services.................................................................  1.76
Transportation...........................................................  1.71
Utilities................................................................  0.85
Miscellaneous............................................................  0.75
                                                                          -----
   Total U.S. Equities................................................... 27.98*
                                                                          -----
NON-U.S. EQUITIES
Airlines.................................................................  0.04
Appliances & Household Durables..........................................  0.36
Automobiles..............................................................  0.51
Banking..................................................................  2.04
Beverages & Tobacco......................................................  0.42
Broadcasting & Publishing................................................  0.28
Building Materials.......................................................  0.32
Business & Public Service................................................  0.56
Chemicals................................................................  0.72
Construction.............................................................  0.31
Data Processing..........................................................  0.17
Electric Components......................................................  0.21
Electronics..............................................................  0.76
Energy...................................................................  1.54
Financial Services.......................................................  0.27
--------------------------------------------------------------------------------


Food & House Products...................................................   0.88%
Forest Products.........................................................   0.32
Gold Mining.............................................................   0.02
Health & Personal Care..................................................   0.71
Industrial Components...................................................   0.36
Insurance...............................................................   0.77
Leisure & Tourism.......................................................   0.11
Machinery & Engineering.................................................   0.25
Merchandising...........................................................   0.73
Metals--Steel...........................................................   0.36
Miscellaneous Materials.................................................   0.12
Multi-Industry..........................................................   0.80
Non-Ferrous Metals......................................................   0.40
Real Estate.............................................................   0.14
Recreation..............................................................   0.08
Shipping................................................................   0.16
Telecommunications......................................................   0.95
Textiles and Apparel....................................................   0.05
Transportation..........................................................   0.15
Utilities...............................................................   1.10
                                                                         ------
   Total Non-U.S. Equities..............................................  16.97*
                                                                         ------
EMERGING MARKETS EQUITIES...............................................   1.90
                                                                         ------
U.S. BONDS
Corporate Bonds
 Asset-Backed...........................................................   1.18
 CMO....................................................................   0.10
 Consumer...............................................................   0.82
 Energy.................................................................   0.14
 Financial..............................................................   1.10
 Industrial.............................................................   0.68
 Telecommunications.....................................................   0.37
                                                                         ------
                                                                           4.39
U.S. Government Agencies................................................   7.73
U.S. Government Obligations.............................................   5.50
International Dollar Bonds..............................................   3.64
                                                                         ------
   Total U.S. Bonds.....................................................  21.26*
                                                                         ------
HIGH YIELD BONDS........................................................   2.57
                                                                         ------
NON-U.S. BONDS
Foreign Government Bonds................................................  21.73
                                                                         ------
EMERGING MARKETS DEBT...................................................   3.69
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   7.41*
                                                                         ------
   TOTAL INVESTMENTS.................................................... 103.51
LIABILITIES, LESS CASH AND OTHER ASSETS.................................  (3.51)
                                                                         ------
   NET ASSETS........................................................... 100.00%
                                                                         ======

* The Fund held a long position in Topix futures on
  December 31, 1996 which increased Japanese equity
  exposure from 3.85% to 4.24%. The Fund held a long
  position in U.S. Treasury futures which increased U.S.
  bond exposure from 21.26% to 25.86%. The Fund also held a
  short position in stock index futures which reduced U.S.
  equity exposure from 27.98% to 24.55%. These three
  adjustments result in a net decrease in the Fund's
  exposure to Short-Term Investments from 7.41% to 5.85%.
                   ------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          --------- -----------
Equities -- 46.85%
U.S. EQUITIES -- 27.98%
Aetna Life & Casualty Co.............................        32,200 $  2,576,000
Allergan, Inc........................................        53,700    1,913,062
Allstate Corp........................................        29,600    1,713,100
Alza Corp. (b).......................................        52,400    1,355,850
Aon Corp.............................................        70,200    4,361,175
Automatic Data Processing, Inc.......................        51,200    2,195,200
Avon Products, Inc...................................        38,100    2,176,463
Bard (C.R.), Inc.....................................        32,500      910,000
Beckman Instruments, Inc.............................        21,000      805,875
Birmingham Steel Corp................................        21,000      399,000
Boston Technology, Inc. (b)..........................        20,900      600,875
Brinker International, Inc. (b)......................        21,200      339,200
Brinson Post-Venture Fund (b)........................       423,765    6,462,793
Burlington Northern Santa Fe.........................        59,900    5,173,862
Centerior Energy Co..................................        44,100      474,075
Chase Manhattan Corp.................................        75,700    6,756,225
Choice Hotels International, Inc. (b)................        34,250      603,656
CIGNA Corp...........................................        26,000    3,552,250
Circuit City Stores, Inc.............................         9,300      280,163
Citicorp.............................................        45,800    4,717,400
CMS Energy Corp......................................        57,300    1,926,712
Coca-Cola Enterprises, Inc...........................        28,000    1,358,000
Comerica, Inc........................................        14,400      754,200
Comverse Technology, Inc. (b)........................         9,700      366,781
Corning, Inc.........................................       105,600    4,884,000
CPC International, Inc...............................        12,900      999,750
CVS Corp.............................................        41,500    1,717,063
Dial Corp............................................        51,500      759,625
EMC Corp./Mass. (b)..................................        75,700    2,507,562
Enron Corp...........................................        83,700    3,609,563
Federal Express Corp. (b)............................        77,900    3,466,550
Federated Department Stores (b)......................        30,600    1,044,225
FileNet Corp. (b)....................................        12,500      400,000
First American Corp.-Tenn............................         3,900      224,737
First Data Corp......................................        44,678    1,630,747
First of America Bank Corp...........................         6,700      402,838
Footstar, Inc. (b)...................................        11,884      295,614
Ford Motor Co........................................        30,800      981,750
Forest Laboratories, Inc. (b)........................        35,600    1,165,900
Gannett Co., Inc.....................................        35,000    2,620,625
General Instrument Corp. (b).........................       104,000    2,249,000
Genzyme Corp. (b)....................................        21,100      458,925
Geon Co..............................................         7,700      151,113
Goodyear Tire & Rubber Co............................        77,400    3,976,425
Harnischfeger Industries, Inc........................        23,100    1,111,687
Health Care and Retirement Corp. (b).................        38,700    1,107,788
Interpublic Group of Companies, Inc..................        26,100    1,239,750
James River Corp. of Virginia........................        30,100      997,062
Kimberly-Clark Corp..................................        25,200    2,400,300
Kroger Co. (b).......................................        22,100    1,027,650
Lockheed Martin Corp.................................        57,196    5,233,434
Lyondell Petrochemical Co............................        57,300    1,260,600
Manor Care, Inc......................................        34,250      924,750
Martin Marietta Materials, Inc.......................        15,338      356,609
Masco Corp...........................................        34,700    1,249,200
Mattel, Inc..........................................       125,275    3,476,381
Nabisco Holdings Corp. Class A.......................        38,000    1,477,250
National Semiconductor Corp. (b).....................        21,200      516,750
Nextel Communications, Inc. Class A (b)..............        52,700      688,394
Old Republic International Corp......................        26,150      699,512
Peco Energy Co.......................................        33,100      835,775
Pentair, Inc.........................................        27,700      893,325
Pharmacia & Upjohn, Inc..............................        66,700    2,642,988
Philip Morris Companies, Inc.........................        41,300    4,651,413
Rhone-Poulenc Rorer, Inc.............................        17,800    1,390,625
RJR Nabisco Convertible Preferred "C"................       170,600    1,151,550
Schering Plough Corp.................................        46,000    2,978,500
Seagate Technology, Inc. (b).........................        14,400      568,800
Timken Co............................................        22,000    1,009,250
Tyson Foods, Inc. Class A............................        62,800    2,150,900
Ultramar Diamond Shamrock Corp.......................        59,554    1,883,395
US Bancorp...........................................        31,900    1,433,506
USF&G Corp...........................................        24,400      509,350
Vencor, Inc. (b).....................................        27,400      866,525
Viad Corp............................................        51,500      849,750
Westvaco Corp........................................        12,550      360,813
Whitman Corp.........................................         2,400       54,900
WMX Technologies, Inc................................        83,700    2,730,713
Xerox Corp...........................................        99,800    5,251,975
York International Corp..............................        21,500    1,201,313
360 Communications Co. (b)...........................        18,266      422,401
                                                                    ------------
Total U.S. Equities..................................                142,922,813
                                                                    ------------
NON-U.S. EQUITIES -- 16.97%
AUSTRALIA -- 0.91%
Amcor Ltd............................................        34,400      221,045
Boral Ltd............................................        46,100      131,087
Broken Hill Proprietary Co. Ltd......................        73,780    1,050,149
CRA Ltd..............................................        25,645      402,294
David Jones Ltd......................................       115,100      159,988
Lend Lease Corp. Ltd.................................         8,056      156,129
M.I.M. Holdings Ltd..................................        98,726      138,013
National Australia Bank Ltd..........................        42,947      504,858
News Corp. Ltd.......................................        89,190      470,390
News Corp. Ltd. Preferred............................        22,000       97,855
Pacific Dunlop Ltd...................................        59,600      151,485
Qantas Airways Ltd...................................        68,828      114,805
Santos Ltd...........................................        49,800      201,732
WMC Ltd..............................................        39,100      246,277
Westpac Bank Corp. Ltd...............................        81,138      461,436
Woolworth's Ltd......................................        60,000      144,400
                                                                    ------------
                                                                       4,651,943
                                                                    ------------
BELGIUM -- 0.56%
Delhaize-Le Lion S.A.................................         2,900      172,095
Electrabel S.A.......................................         2,260      534,326
Fortis AG............................................         2,099      336,348
Fortis AG Strip (b)..................................            42           21
Generale de Banque S.A...............................           300      107,431

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          --------- -----------
BELGIUM -- (CONTINUED)
Groupe Bruxelles Lambert S.A.........................         1,150 $    147,893
Kredietbank NV.......................................           950      311,039
Petrofina S.A........................................         1,195      379,968
Societe Generale de Belgique.........................         2,053      160,934
Solvay S.A. Class A..................................           390      238,497
Tractebel............................................           605        8,761
Tractebel Warrants "99" (b)..........................           605      281,411
Union Miniere Group S.A. (b).........................         2,545      172,260
                                                                    ------------
                                                                       2,850,984
                                                                    ------------
CANADA -- 0.52%
Alcan Aluminium Ltd..................................         6,100      205,841
Bank of Montreal.....................................         1,200       38,173
Barrick Gold Corp....................................         4,400      126,003
BCE, Inc.............................................         2,900      138,166
Canadian National Railway Co.........................         4,200      159,653
Canadian Pacific Ltd.................................        13,900      365,603
Hudson's Bay Co......................................         4,100       68,503
Imperial Oil Ltd.....................................         5,000      235,298
Moore Corp. Ltd......................................         3,900       80,811
Noranda, Inc.........................................         6,300      140,424
Northern Telecom Ltd.................................         2,400      149,190
NOVA Corp............................................        10,400       92,193
Royal Bank of Canada.................................         6,200      217,584
Seagram Co. Ltd......................................         5,300      209,780
Thomson Corp.........................................        13,600      300,160
TransCanada Pipelines Ltd............................         8,300      145,338
                                                                    ------------
                                                                       2,672,720
                                                                    ------------
FINLAND -- 0.26%
Merita Ltd. Class A (b)..............................        44,200      137,136
Nokia Ab Class A.....................................        12,100      700,429
Outokumpu OY Class A.................................         6,900      117,520
Pohjola Insurance Group Class B......................         2,900       65,123
Sampo Insurance Co. Ltd. Class A.....................         1,000       78,759
UPM-Kymmene Corp. (b)................................        11,900      249,154
                                                                    ------------
                                                                       1,348,121
                                                                    ------------
FRANCE -- 1.81%
Accor S.A............................................         2,392      302,296
Alcatel Alsthom......................................         3,182      255,113
AXA S.A..............................................         1,500       95,216
Banque Nationale de Paris............................        12,230      472,384
CEP Communications...................................           984       69,370
CEP Communications Warrants "97" (b).................         1,984        2,271
Cie Bancaire S.A.....................................         2,811      331,997
Cie de Saint Gobain..................................         4,150      585,935
Cie de Suez..........................................         5,445      231,051
Cie Generale des Eaux................................         6,124      757,446
Colas................................................           854      123,204
Credit Local de France...............................         5,359      465,937
Elf Aquitaine S.A....................................         6,034      548,187
Groupe Danone........................................           800      111,259
L'Oreal S.A..........................................           100       37,586
Lafarge S.A..........................................         2,600      155,689
LVMH.................................................         2,649      738,339
Michelin Class B.....................................         7,020      378,229
Pechiney S.A. Class A................................         5,684      237,694
Peugeot S.A..........................................         5,970      670,645
Rhone-Poulenc Class A................................        14,300      486,596
SEITA................................................         5,500      229,577
Societe Generale.....................................         5,026      542,364
Total S.A. Class B...................................         8,796      714,008
UAP..................................................        10,820      269,527
Usinor Sacilor.......................................        28,100      408,092
                                                                    ------------
                                                                       9,220,012
                                                                    ------------
GERMANY -- 1.49%
Allianz AG Holding...................................           338      607,527
BASF AG..............................................        10,360      396,626
Bayer AG.............................................        14,080      570,564
Bayerische Motoren Werke AG..........................           520      358,341
Commerzbank AG.......................................        11,060      280,609
Daimler-Benz AG (b)..................................         5,880      402,531
Deutsche Bank AG.....................................        10,601      493,902
Deutsche Telekom AG (b)..............................        18,600      387,425
Henkel KGaA-Vorzug AG................................         4,550      224,385
Hochtief AG..........................................         2,500       98,144
Hoechst AG...........................................         4,890      226,239
M.A.N. AG............................................           790      190,439
Mannesmann AG........................................           957      411,216
Metro AG.............................................         3,200      250,211
Muenchener Rueckver AG...............................           171      414,434
Muenchener Rueckver AG Warrants "98" (b).............             2          416
Preussag AG..........................................         1,192      269,169
RWE AG...............................................         7,600      317,591
Schering AG..........................................         4,885      411,759
Siemens AG...........................................         3,650      169,154
Thyssen AG...........................................         1,850      327,600
Veba AG..............................................         8,839      507,593
Volkswagen AG........................................           750      310,249
                                                                    ------------
                                                                       7,626,124
                                                                    ------------
HONG KONG -- 0.25%
Cheung Kong Holdings Ltd.............................        15,000      133,324
China Light & Power Co. Ltd..........................        28,000      124,527
Guoco Group Ltd......................................        15,000       83,970
Hang Seng Bank Ltd...................................        10,200      123,958
Hong Kong Telecommunications Ltd.....................        43,200       69,534
Hutchison Whampoa Ltd................................        27,000      212,058
Jardine Matheson Holdings ADR (c)....................         9,600       63,360
New World Development Co. Ltd........................        17,000      114,837
Sun Hung Kai Properties Ltd..........................         8,000       97,997
Swire Pacific Ltd. Class A...........................        14,000      133,486
Wharf (Holdings) Ltd.................................        22,000      109,788
                                                                    ------------
                                                                       1,266,839
                                                                    ------------

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          --------- -----------
ITALY -- 0.55%
Assicurazioni Generali...............................        15,080 $    285,136
Danieli & Co. Savings (Risp).........................        26,000      108,583
Edison Spa...........................................        17,200      108,596
ENI ADR (c)..........................................         8,000      413,000
ENI Spa..............................................        24,000      122,881
Fiat Spa-Priv........................................       103,000      169,691
INA-Istituto Nazionale delle Assicurazioni...........        47,000       61,080
Istituto Mobilaire Italiano Spa......................        36,200      309,503
Italgas Spa..........................................        22,300       92,911
La Rinascente........................................        19,000      109,964
La Rinascente Savings (Risp).........................        19,200       48,994
La Rinascente Warrants "99" (b)......................         1,400          616
Mediobanca Spa.......................................         6,000       32,298
Montedison Spa (b)...................................       374,700      254,811
SAI-Savings (Risp)...................................        16,500       58,545
Telecom Italia Spa...................................       183,500      357,224
Telecom Italia Mobile Spa............................       199,500      284,063
                                                                    ------------
                                                                       2,817,896
                                                                    ------------
JAPAN -- 3.85%
Amada Co. Ltd........................................        35,000      271,388
Asahi Glass Co. Ltd..................................        42,000      394,417
Bank of Tokyo-Mitsubishi Ltd.........................        31,800      589,041
Canon, Inc...........................................        30,000      661,670
Canon Sales Co., Inc.................................        12,100      268,958
Citizen Watch Co. Ltd................................        32,000      228,827
Dai Nippon Printing Co. Ltd..........................        32,000      559,662
Daiichi Pharmaceutical Co. Ltd.......................        23,000      368,571
Daikin Industries Ltd................................        34,000      301,714
Daiwa House Industry Co. Ltd.........................        17,000      218,230
Fanuc................................................        13,900      444,292
Fujitsu..............................................        21,000      195,399
Hitachi Ltd..........................................        68,000      632,722
Honda Motor Co.......................................         9,000      256,655
Inax.................................................        44,000      325,252
Isetan...............................................        12,000      155,079
Ito Yokado Co. Ltd...................................        12,000      521,065
Kaneka Corp..........................................        17,000       86,853
Keio Teito Electric Railway..........................        39,000      190,178
Kinki Nippon Railway.................................        39,000      242,931
Kirin Brewery Co. Ltd................................        37,000      363,402
Kokuyo...............................................         7,000      172,482
Kuraray Co. Ltd......................................        30,000      276,557
Kyocera Corp.........................................         3,000      186,612
Maeda Road Construction..............................         8,000       92,358
Matsushita Electric Industrial Co....................        55,000      895,580
Mitsubishi Paper Mills...............................        43,000      167,821
NGK Insulators.......................................        56,000      530,714
Nintendo Corp. Ltd...................................         2,900      207,125
Nippon Denso Co. Ltd.................................        23,000      552,856
Nippon Meat Packers, Inc.............................        22,000      284,311
Nippon Steel Co......................................        28,000       82,502
Okumura..............................................        35,000      212,286
Osaka Gas Co.........................................       141,000      385,087
Sankyo Co. Ltd.......................................        25,000      706,470
Sanwa Bank Ltd.......................................        18,000      245,025
Secom................................................         8,000      483,157
Seino Transportation.................................        12,000      132,334
Sekisui House Ltd....................................        66,000      670,975
Shinmaywa Industries Ltd.............................        31,000      227,820
Sony Corp............................................        10,200      666,994
Sumitomo Bank........................................        36,000      517,963
Sumitomo Electric Industries.........................        28,000      390,797
Takeda Chemical Industries...........................        26,000      544,327
TDK Corp.............................................         6,000      390,282
Tokio Marine & Fire Insurance Co.....................        31,000      291,118
Tokyo Electric Power.................................        14,900      326,062
Tokyo Steel Mfg......................................        25,000      355,389
Tonen Corp...........................................        25,000      290,773
Toray Industries, Inc................................       141,000      868,571
Toshiba Corp.........................................        81,000      508,038
Toyo Suisan Kaisha...................................        19,000      189,886
Toyota Motor Corp....................................         9,000      258,206
Yamazaki Baking Co. Ltd..............................        17,000      270,957
                                                                    ------------
                                                                      19,657,741
                                                                    ------------
MALAYSIA -- 0.24%
Hume Industries (Malaysia) Bhd.......................        17,000      107,028
Kuala Lumpur Kepong Bhd..............................        39,500      100,099
Land & General Holdings Bhd..........................        39,000       93,427
Malayan Banking Bhd..................................         8,000       88,695
Malaysia International Shipping Bhd (Frgn.)..........        34,000      100,970
Nestle (Malaysia) Bhd................................         4,000       32,152
Public Bank Bhd (Frgn.)..............................        55,000      116,512
Resorts World Bhd....................................        13,000       59,196
Sime Darby Bhd.......................................        40,000      157,593
Telekom Malaysia Bhd.................................         9,000       80,182
Tenaga Nasional Bhd..................................        47,000      225,183
YTL Corp. Bhd........................................        14,000       75,391
                                                                    ------------
                                                                       1,236,428
                                                                    ------------
NETHERLANDS -- 1.17%
ABN AMRO Holdings NV.................................         7,689      499,649
Akzo Nobel NV........................................         1,100      150,084
DSM NV...............................................         1,910      188,162
Hoogovens NV.........................................         2,900      120,715
ING Groep NV.........................................        20,723      745,199
KLM Royal Dutch Air Lines NV.........................         4,500      126,438
KPN NV...............................................        13,046      497,041
Philips Electronics NV...............................         6,480      262,242
Royal Dutch Petroleum Co.............................         6,100    1,068,214
Royal Dutch Petroleum Co. NY Shares (c)..............         5,800      990,350
Unilever NV..........................................         4,550      803,885
Vendex International NV..............................         7,551      322,610
VNU-Ver Ned Uitgevers................................        10,600      221,229
                                                                    ------------
                                                                       5,995,818
                                                                    ------------
NEW ZEALAND -- 0.57%
Brierley Investments Ltd.............................       535,200      495,380
Carter Holt Harvey Ltd...............................       191,400      434,109
Fletcher Challenge Building..........................        60,525      186,027

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          --------- -----------
NEW ZEALAND (CONTINUED)
Fletcher Challenge Energy............................        60,525 $    175,335
Fletcher Challenge Forest Ltd........................       126,333      211,552
Fletcher Challenge Paper.............................       121,050      248,891
Telecom Corp. of New Zealand Ltd.....................       198,000    1,010,076
Telecom Corp. of New Zealand Ltd. ADS (c)............         2,000      162,000
                                                                    ------------
                                                                       2,923,370
                                                                    ------------
SPAIN -- 0.70%
Acerinox S.A.........................................         1,000      144,224
Banco Bilbao-Vizcaya S.A.............................         5,000      269,460
Banco Central Hispanoamericano.......................         5,010      128,452
Banco Intercontinental Espanol S.A...................           730      112,973
Banco Popular Espanol S.A............................         1,190      233,288
Banco Santander S.A..................................         3,800      242,768
Cia Sevillana de Electricidad........................         7,106       80,579
Empresa Nacional de Electridad S.A...................         5,900      419,112
Fomento de Construcciones y Contratas S.A............         1,450      134,884
Gas Natural SDG S.A..................................           700      162,522
Iberdrola S.A........................................        37,600      531,878
Mapfre Corp..........................................         2,300      139,865
Repsol S.A...........................................         4,100      156,971
Repsol S.A. ADR (c)..................................         4,100      156,313
Telefonica de Espana.................................        20,300      470,532
Vallehermosa S.A.....................................         4,000       86,565
Viscofan Envolturas Celulosicas S.A..................         6,400       93,485
                                                                    ------------
                                                                       3,563,871
                                                                    ------------
SWITZERLAND -- 0.34%
ABB AG (Bearer)......................................            80       99,203
CS Holdings AG (Reg.)................................         1,073      109,881
Nestle S.A. (Reg.)...................................           463      495,517
Novartis AG (Reg.)...................................           378      431,574
Roche Holding AG (Gen.)..............................            36      279,243
Schweiz Bankgesellschaft (Bearer)....................           106       92,603
Societe Generale de Surveillance
 Holding S.A. (Bearer)...............................            30       73,509
Zurich Versicherungs (Reg.)..........................           569      157,644
                                                                    ------------
                                                                       1,739,174
                                                                    ------------
UNITED KINGDOM -- 3.75%
Abbey National PLC...................................        25,000      327,315
Bank of Scotland.....................................        40,000      211,193
Bass PLC.............................................        15,800      222,006
B.A.T. Industries PLC................................        85,184      706,343
Booker PLC...........................................        19,100      130,591
British Energy PLC...................................       183,000      460,397
British Gas PLC......................................       175,900      675,844
British Petroleum Co. PLC............................        79,244      950,033
British Steel PLC....................................       144,000      395,550
British Telecommunications PLC.......................       167,500    1,130,905
Charter PLC..........................................        19,292      244,493
Coats Viyella PLC....................................       103,300      235,135
FKI PLC..............................................        80,700      278,990
General Electric Co. PLC.............................       169,700    1,109,454
Glaxo Wellcome PLC...................................        25,000      405,614
Grand Metropolitan PLC...............................       110,200      865,682
Guinness PLC.........................................        84,900      664,757
Hanson PLC...........................................       180,900      252,325
Hillsdown Holdings PLC...............................       125,200      428,547
House of Fraser PLC..................................       136,800      359,384
HSBC Holdings PLC....................................        28,500      637,019
Imperial Chemicals Industries PLC....................         9,000      118,372
Legal & General Group PLC............................        60,750      386,770
Lloyds TSB Group PLC.................................       144,779    1,066,701
Marks & Spencer PLC..................................        72,000      605,032
Millennium Chemicals, Inc. (b).......................         1,327       23,554
Mirror Group PLC.....................................        57,800      213,176
National Power PLC...................................        37,900      317,185
National Westminster Bank PLC........................        24,800      290,953
Northern Foods PLC...................................        76,000      265,993
Peninsular & Oriental Steam
 Navigation Co.......................................        69,600      702,790
Reckitt & Colman PLC.................................        12,658      156,844
Redland PLC..........................................        23,200      145,521
RJB Mining PLC.......................................        47,300      348,092
Royal & Sun Alliance Insurance Group PLC.............        40,199      305,810
RTZ Corp. PLC........................................        26,100      418,324
Sainsbury (J.) PLC...................................        56,000      371,864
Scottish Hydro-Electric PLC..........................        44,900      252,049
Sears PLC............................................       160,700      261,278
Sedgwick Group PLC...................................       111,400      250,712
SmithKline Beecham PLC...............................        33,400      462,730
Smurfit (Jefferson) Group PLC........................        57,000      169,254
Tesco PLC............................................        44,800      271,806
Thames Water PLC.....................................        33,000      345,926
Unilever PLC.........................................        15,400      373,337
Vodafone Group PLC...................................        45,600      192,373
Yorkshire Water PLC..................................        13,000      157,633
                                                                    ------------
                                                                      19,165,656
                                                                    ------------
Total Non-U.S. Equities..............................                 86,736,697
                                                                    ------------
EMERGING MARKETS EQUITIES -- 1.90%
Brinson Emerging Markets Equity Fund (b).............       952,086    9,698,142
                                                                    ------------
Total Equities (Cost $200,781,462)...................                239,357,652
                                                                    ------------
                                                      FACE AMOUNT      VALUE
                                                     -------------- ------------
Bonds -- 49.25%
U.S. BONDS -- 21.26%
U.S. CORPORATE BONDS -- 4.39%
BellSouth Corp. 9.125%, due 07/01/03...............  $      199,759 $    211,177
Capital One Bank 6.830%, due 05/17/99..............       2,000,000    2,009,232

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                      FACE AMOUNT      VALUE
                                                     -------------- ------------
U.S. CORPORATE BONDS (CONTINUED)
Chase Manhattan Auto Owner Trust 96C-A4 6.150%, due
 03/15/02..........................................  $    1,265,000 $  1,258,675
Chase Manhattan Credit Card Trust 96-4A 6.730%, due
 02/15/03..........................................       1,050,000    1,064,543
Chemical Master Credit Card Trust 95-2A 6.230%, due
 06/15/03..........................................       1,430,000    1,426,311
Choice Credit Card 7.200%, due 03/15/98............       1,000,000    1,014,050
Chrysler Financial Corp. MTN 6.500%, due 08/21/97..         165,000      165,784
Coca-Cola Enterprises 6.700%, due 10/15/36.........       2,000,000    2,017,024
Edison Mission Energy Funding 7.330%, due 09/15/08.         720,000      723,600
Ford Credit Grantor Trust 95-B 5.900%, due
 10/15/00..........................................         125,550      125,688
Ford Motor Co. 7.250%, due 10/01/08................       2,000,000    2,017,046
GMAC MTN 6.500%, due 04/19/99......................       1,350,000    1,357,156
Green Tree Financial 94-2 8.300%, due 05/15/19.....         435,000      460,091
Lehman Brothers Holdings 7.250%, due 04/15/03......       1,500,000    1,509,084
News America Corp. 7.750%, due 01/20/24............       1,755,000    1,677,597
Premier Auto Trust 4.220%, due 03/02/99............          30,119       29,777
Premier Auto Trust 96-4A 6.400%, due 10/06/01......         275,000      276,320
Salomon, Inc. 6.750%, due 02/15/03.................         550,000      537,073
Spiegel Master Trust 95-A 7.500%, due 09/15/04.....         300,000      310,359
Standard Credit Card Trust 95-1A 8.250%, due
 01/07/05..........................................         500,000      541,830
Thrift Financial Corp. 11.250%, due 01/01/16.......          36,739       39,876
Time Warner Entertainment, Inc. 8.375%, due
 03/15/23..........................................       1,100,000    1,118,125
Time Warner, Inc. 9.150%, due 02/01/23.............         980,000    1,062,004
WMX Technologies, Inc. 7.000%, due 10/15/06........       1,500,000    1,497,482
                                                                    ------------
                                                                      22,449,904
                                                                    ------------
INTERNATIONAL DOLLAR BONDS -- 3.64%
Abbey National PLC 7.350%, due 10/29/49............         250,000      252,385
ABN AMRO Bank NV (Chicago) 6.625%, due 10/31/01....         250,000      249,820
AT&T Corp. 8.250%, due 01/11/00....................         675,000      710,001
BBV International 7.000%, due 12/01/25.............       2,200,000    2,058,331
City of Oslo 7.875%, due 02/03/97..................       1,200,000    1,202,077
Deutsche Bank Financial 6.700%, due 12/13/06.......         210,000      205,750
Hanson PLC Notes 6.750%, due 09/15/05..............         790,000      773,681
International Telecom Satellite 8.125%, due
 02/28/05..........................................         335,000      361,533
Japanese Development Bank 8.375%, due 02/15/01.....       1,000,000    1,071,485
Korea Development Bank 6.625%, due 11/21/03........         250,000      248,143
LKB 8.125%, due 01/27/00...........................         380,000      399,326
Petroliam Nasional 7.125%, due 08/15/05............         450,000      453,834
Province of Quebec 7.500%, due 07/15/23............         175,000      174,694
Ras Laffan Liquefied Natural Gas Co. Ltd. 144-A
 8.294%, due 03/15/14..............................       1,910,000    1,941,912
Republic of Columbia EMTN 8.660%, due 10/07/16.....       1,000,000    1,047,945
Republic of Italy 6.875%, due 09/27/23.............         150,000      141,800
Republic of South Africa 9.625%, due 12/15/99......       1,000,000    1,063,750
Royal Bank of Scotland 7.375%, due 04/01/06........         220,000      219,257
Quimica & Minera Chile 144-A 7.700%, due 09/15/06..       1,500,000    1,533,612
Southern Investments UK 6.800%, due 12/01/06.......       1,625,000    1,590,595
Swedbank FRN
 7.383%, due 10/29/49..............................         300,000      306,750
 7.500%, due 11/29/49..............................       2,200,000    2,252,250
Telstra Corp. Ltd. 6.500%, due 11/28/05............         350,000      341,577
                                                                    ------------
                                                                      18,600,508
                                                                    ------------
U.S. GOVERNMENT AGENCIES -- 7.73%
Federal Home Loan Mortgage Corp.
 9.200%, due 08/25/97..............................         200,000      204,516
 6.520%, due 01/02/02..............................       3,000,000    3,008,853
 9.000%, due 03/01/17..............................         381,007      407,948
 5.800%, due 08/15/19..............................       2,025,000    1,891,512
 6.500%, due 05/15/21..............................       1,105,804    1,003,495
Federal Home Loan Mortgage Corp. Gold
 8.000%, due 05/01/23..............................       1,820,248    1,854,947
 9.000%, due 05/01/24..............................       1,142,277    1,219,221
Federal National Mortgage Association
 7.600%, due 01/10/97..............................         200,000      200,097
 5.000%, due 06/01/01..............................       1,596,985    1,535,596
 6.500%, due 03/01/03 .............................       3,775,000    3,734,909
 6.220%, due 03/13/06..............................       1,700,000    1,643,478
 8.000%, due 02/25/07..............................       1,200,000    1,231,188
 9.000%, due 08/01/21..............................         312,467      332,577
 6.500%, due 08/25/21..............................       1,500,000    1,434,315
 8.200%, due 08/25/21..............................          59,076       60,358

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                     FACE AMOUNT      VALUE
                                                    -------------- ------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mortgage Association (continued)
 8.000%, due 05/01/22.............................. $      154,570 $    157,372
 8.500%, due 07/01/22..............................        776,184      815,638
 7.500%, due 05/01/25..............................      1,906,918    1,906,323
 6.500%, due 03/01/26..............................      9,483,616    9,047,967
Government National Mortgage
 Association
 11.000%, due 09/15/15.............................        245,070      273,712
 8.500%, due 08/15/17..............................        801,933      845,783
 8.500%, due 05/15/21..............................         66,619       68,992
 8.000%, due 08/15/22..............................        502,399      516,305
 8.000%, due 11/15/22..............................        497,932      511,715
 8.000%, due 12/15/22..............................      1,709,085    1,756,393
 7.500%, due 11/15/24..............................      2,761,369    2,771,586
 6.500%, due 03/20/26..............................      1,132,354    1,073,260
                                                                   ------------
                                                                     39,508,056
                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS-- 5.50%
U.S. Treasury Coupon Strips
 0.000%, due 02/15/03
  principal only...................................        225,000      154,024
 0.000%, due 05/15/08
  principal only...................................      5,855,000    2,786,453
U.S. Treasury Notes and Bonds
 5.500%, due 11/15/98..............................      1,825,000    1,811,312
 6.250%, due 10/31/01..............................        420,000      420,263
 7.000%, due 07/15/06..............................      9,000,000    9,351,567
 8.125%, due 05/15/21..............................     11,695,000   13,566,200
                                                                   ------------
                                                                     28,089,819
                                                                   ------------
Total U.S. Bonds...................................                 108,648,287
                                                                   ------------
HIGH YIELD BONDS -- 2.57%
Brinson High Yield Fund (b)........................      1,065,360   13,122,570
                                                                   ------------
NON-U.S. BONDS -- 21.73%
BELGIUM -- 0.97%
Kingdom of Belgium
 8.750%, due 06/25/02.............................. BEF 32,000,000    1,189,454
 9.000%, due 03/28/03..............................     54,000,000    2,041,883
 8.500%, due 10/01/07..............................     46,000,000    1,728,376
                                                                   ------------
                                                                      4,959,713
                                                                   ------------
CANADA -- 2.75%
Government of Canada
 7.500%, due 09/01/00.............................. CAD  4,350,000    3,418,714
 7.250%, due 06/01/03..............................      4,600,000    3,585,992
 4.250%, due 12/01/21 (d)..........................      5,500,000    4,428,909
 9.000%, due 06/01/25..............................      2,085,000    1,873,062
 4.250%, due 12/01/26 (d)..........................      1,000,000      760,678
                                                                   ------------
                                                                     14,067,355
                                                                   ------------
DENMARK -- 2.24%
Kingdom of Denmark
 9.000%, due 11/15/98............................ DKR    3,200,000 $    590,754
 9.000%, due 11/15/00............................       14,600,000    2,820,305
 8.000%, due 05/15/03............................        2,600,000      488,230
 7.000%, due 12/15/04............................       17,500,000    3,092,144
 8.000%, due 03/15/06............................       17,000,000    3,170,083
 7.000%, due 11/10/24............................        7,900,000    1,269,593
                                                                   ------------
                                                                     11,431,109
                                                                   ------------
FRANCE -- 2.75%
Government of France (OAT)
 8.500%, due 03/28/00............................ FRF    3,400,000      740,666
 9.500%, due 01/25/01............................        8,300,000    1,899,100
 8.500%, due 04/25/03............................        2,400,000      545,675
 8.250%, due 02/27/04............................        5,400,000    1,217,381
 7.500%, due 04/25/05............................       29,000,000    6,270,029
 8.500%, due 12/26/12............................       14,500,000    3,399,148
                                                                   ------------
                                                                     14,071,999
                                                                   ------------
GERMANY -- 4.72%
Bundesrepublik Deutscheland
 7.000%, due 09/20/99............................ DEM    7,000,000    4,900,590
 8.500%, due 08/21/00............................        2,600,000    1,917,397
 8.375%, due 05/21/01............................        1,900,000    1,412,517
 8.250%, due 09/21/01............................        4,650,000    3,454,536
 8.000%, due 07/22/02............................          825,000      611,991
 6.500%, due 07/15/03............................        4,800,000    3,312,128
 6.750%, due 07/15/04............................        7,800,000    5,431,302
 6.250%, due 01/04/24............................        2,900,000    1,785,991
Treuhandanstalt
 6.250%, due 03/04/04............................        1,900,000    1,286,763
                                                                   ------------
                                                                     24,113,215
                                                                   ------------
ITALY -- 2.52%
Republic of Italy (BTP)
 9.500%, due 12/01/97............................ ITL  900,000,000      604,341
 8.500%, due 01/01/99............................    3,100,000,000    2,122,394
 8.500%, due 08/01/99............................      855,000,000      587,788
 9.500%, due 12/01/99............................    4,500,000,000    3,184,775
 11.500%, due 03/01/03...........................    3,500,000,000    2,796,777
 9.000%, due 10/01/03............................    1,900,000,000    1,367,675
 8.500%, due 04/01/04............................    3,100,000,000    2,188,655
                                                                   ------------
                                                                     12,852,405
                                                                   ------------
NETHERLANDS -- 2.90%
Government of Nederlands
 6.250%, due 07/15/98............................ NLG    1,400,000      843,383
 8.500%, due 03/15/01............................        1,000,000      664,566
 8.750%, due 09/15/01............................        1,300,000      878,967
 6.500%, due 04/15/03............................        3,100,000    1,919,466
 8.500%, due 06/01/06............................        8,650,000    5,996,040

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                      FACE AMOUNT      VALUE
                                                    --------------- ------------
NETHERLANDS (CONTINUED)
 8.250%, due 02/15/07.............................. NLG   4,500,000 $  3,084,986
 7.500%, due 04/15/10..............................       2,200,000    1,441,059
                                                                    ------------
                                                                      14,828,467
                                                                    ------------
SWEDEN -- 0.67%
Government of Sweden
 10.250%, due 05/05/03............................. SWK  12,300,000    2,192,275
 6.000%, due 02/09/05..............................       8,500,000    1,206,382
                                                                    ------------
                                                                       3,398,657
                                                                    ------------
UNITED KINGDOM -- 2.21%
UK Treasury
 7.000%, due 11/06/01.............................. GBP     810,000    1,373,278
 8.000%, due 06/10/03..............................       1,400,000    2,476,895
 8.500%, due 12/07/05..............................       2,870,000    5,232,666
 8.500%, due 07/16/07..............................       1,200,000    2,198,785
                                                                    ------------
                                                                      11,281,624
                                                                    ------------
Total Non-U.S. Bonds...............................                  111,004,544
                                                                    ------------
EMERGING MARKETS DEBT -- 3.69%
Brinson Emerging Markets Debt Fund (b).............       1,118,170   18,876,502
                                                                    ------------
Total Bonds (Cost $239,824,367)....................                  251,651,903
                                                                    ------------
Short-Term Investments -- 7.41%
U.S. GOVERNMENT OBLIGATIONS-- 0.32%
U.S. Treasury Bills 5.063%, due 05/01/97...........       1,677,000    1,648,895
                                                                    ------------
COMMERCIAL PAPER -- 7.09%
Burlington Northern Santa Fe 5.650%, due 01/17/97..       2,000,000    1,994,978
Case Credit Corp.
 5.510%, due 01/07/97..............................       1,500,000    1,498,622
 5.600%, due 01/09/97..............................       2,000,000    1,997,511
Cincinnati Bell, Inc. 7.250%, due 01/02/97.........         477,000      476,904
CNA Financial Corp. 6.250%, due 01/23/97...........       1,500,000    1,494,271
Crown Cork & Seal Co., Inc.
 5.520%, due 01/10/97..............................       2,000,000    1,997,240
 5.580%, due 01/29/97..............................       2,500,000    2,489,150
 5.580%, due 01/31/97..............................       2,000,000    1,990,700
CSX Corp. 5.520%, due 01/15/97.....................       1,500,000    1,496,780
Lockheed Martin Corp. 7.250%, due 01/02/97.........       5,500,000    5,498,892
PanEnergy Corp. 6.050%, due 01/17/97...............       2,000,000    1,994,622
Rite Aid Corp.
 5.650%, due 01/06/97..............................       2,000,000    1,998,431
 5.600%, due 01/21/97..............................       2,000,000    1,993,778
Tyson Foods, Inc. 5.750%, due 01/09/97.............       1,700,000    1,697,828
U.S. West Capital Funding, Inc. 5.600%, due
 02/12/97..........................................       1,500,000    1,490,200
Vastar Resources, Inc.
 6.020%, due 01/02/97..............................       2,000,000    1,999,666
 6.850%, due 01/03/97..............................       2,115,000    2,111,378
Whirlpool Financial Corp. 6.000%, due 01/03/97.....       2,000,000    1,999,333
                                                                    ------------
                                                                      36,220,284
                                                                    ------------
Total Short-Term Investments (Cost $37,869,023)....                   37,869,179
                                                                    ------------
Total Investments
 (Cost $478,474,852)--103.51% (a)..................                  528,878,734
                                                                    ------------
Liabilities, less cash and other
 assets--(3.51%)...................................                  (17,938,839)
                                                                    ------------
Net Assets--100%...................................                 $510,939,895
                                                                    ============

See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a)Aggregate cost for federal income tax purposes was $478,474,852; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $57,680,749
      Gross unrealized depreciation................................  (7,276,867)
                                                                    -----------
          Net unrealized appreciation.............................. $50,403,882
                                                                    ===========

(b)  Non-income producing security.
(c)  Denominated in U.S. dollars.
(d)  Linked to Canada's retail price index. Reset semi-annually.

FRN: Floating rate note--The rate disclosed is that in effect at December 31, 1996.
MTN: Medium term note

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Fund had the following open forward foreign currency contracts as of December 31, 1996:

                              SETTLEMENT     LOCAL        CURRENT   UNREALIZED
                                 DATE       CURRENCY       VALUE    GAIN/(LOSS)
                              ---------- -------------- ----------- ----------
FORWARD FOREIGN CURRENCY BUY
 CONTRACTS
Danish Kroner...............   05/30/97       3,000,000 $   512,591 $   5,105
French Franc................   05/30/97       4,000,000     776,385     8,188
Japanese Yen................   05/30/97      50,000,000     439,864     1,460
FORWARD FOREIGN CURRENCY
 SALE CONTRACTS
Belgian Franc...............   05/30/97     250,000,000   7,950,837  (113,847)
British Pound...............   05/30/97       3,100,000   5,284,397  (135,297)
Canadian Dollar.............   05/30/97      13,600,000  10,014,643   195,567
Danish Kroner...............   05/30/97      70,000,000  11,960,446  (168,986)
Dutch Guilder...............   05/30/97      35,000,000  20,436,274  (261,270)
French Franc................   05/30/97     125,000,000  24,262,033  (410,257)
German Mark.................   05/30/97      48,000,000  31,447,014  (428,742)
Italian Lira................   05/30/97  11,500,000,000   7,521,248   (78,123)
Japanese Yen................   05/30/97   2,300,000,000  20,233,736   404,802
Swiss Franc.................   05/30/97       2,200,000   1,663,420    24,215
                                                                    ---------
  Total.....................                                        $(957,185)
                                                                    =========

FUTURES CONTRACTS (NOTE 5)

The Global Fund had the following open futures contracts as of December 31, 1996:

                                SETTLEMENT                 CURRENT   UNREALIZED
                                   DATE    COST/PROCEEDS    VALUE    GAIN/(LOSS)
                                ---------- ------------- ----------- -----------
FUTURES BUY CONTRACTS
 5 year U.S. Treasury Notes,
 52 contracts.................  March 1997  $ 5,592,078  $ 5,542,875  $ (49,203)
10 year U.S. Treasury Notes,
 116 contracts................  March 1997   12,803,625   12,658,500   (145,125)
30 year U.S. Treasury Bonds,
 47 contracts.................  March 1997    5,384,375    5,293,375    (91,000)
INDEX FUTURES BUY CONTRACTS
Topix, 16 contracts...........  March 1997    2,118,204    2,029,120    (89,084)
INDEX FUTURES SALE CONTRACTS
Standard & Poor's 500, 47 con-
 tracts.......................  March 1997   17,748,625   17,495,750    252,875
                                                                      ---------
                                                                      $(121,537)
                                                                      =========

The segregated cash and market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1996 were $561,512 and $1,648,895, respectively.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Note 1):
  Unaffiliated issuers (Cost $435,474,852)....................... $480,718,727
  Affiliated issuers (Cost $43,000,000)..........................   48,160,007
 Foreign currency, at value (Cost $268,768)......................      273,987
 Receivables:
  Investment securities sold.....................................   36,201,820
  Dividends......................................................      495,147
  Interest.......................................................    4,864,834
  Fund shares sold...............................................      292,949
  Variation margin (Note 5)......................................      201,512
 Other assets....................................................       14,939
                                                                  ------------
    TOTAL ASSETS.................................................  571,223,922
                                                                  ------------
LIABILITIES:
 Payables:
  Investment securities purchased................................   26,580,751
  Fund shares redeemed...........................................   31,916,576
  Due to custodian bank..........................................      304,430
  Investment advisory fees (Note 2)..............................      358,713
  Net unrealized depreciation on forward foreign currency con-
   tracts........................................................      957,185
  Accrued expenses...............................................      166,372
                                                                  ------------
    TOTAL LIABILITIES............................................   60,284,027
                                                                  ------------
NET ASSETS....................................................... $510,939,895
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)........................................ $459,324,649
 Accumulated distributions in excess of net investment income....   (2,066,623)
 Accumulated net realized gain...................................    4,399,273
 Net unrealized appreciation.....................................   49,282,596
                                                                  ------------
    NET ASSETS................................................... $510,939,895
                                                                  ============
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $493,628,321 and 40,916,008 shares is-
   sued and outstanding) (Note 7)................................ $      12.06
                                                                  ============
 SwissKey Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $17,311,574 and 1,439,613 shares is-
   sued and outstanding) (Note 7)................................ $      12.03
                                                                  ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
 Interest......................................................... $ 8,220,543
 Dividends (net of $121,144 for foreign taxes withheld)...........   2,124,459
                                                                   -----------
    TOTAL INCOME..................................................  10,345,002
                                                                   -----------
EXPENSES:
 Advisory (Note 2)................................................   2,019,630
 Administration...................................................     158,049
 Custodian........................................................      70,489
 Distribution (Note 6)............................................      51,006
 Other............................................................     300,151
                                                                   -----------
    TOTAL EXPENSES................................................   2,599,325
                                                                   -----------
    NET INVESTMENT INCOME ........................................   7,745,677
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.....................................................  17,819,350
  Futures contracts...............................................   (335,713)
  Foreign currency transactions...................................   3,705,567
                                                                   -----------
    Net realized gain.............................................  21,189,204
                                                                   -----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency................................  16,277,908
  Futures contracts...............................................    (194,980)
  Forward contracts...............................................    (294,833)
  Translation of other assets and liabilities denominated in for-
   eign currency..................................................      50,176
                                                                   -----------
    Change in net unrealized appreciation or depreciation.........  15,838,271
                                                                   -----------
 Net realized and unrealized gain.................................  37,027,475
                                                                   -----------
 Net increase in net assets resulting from operations............. $44,773,152
                                                                   ===========


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED      YEAR
                                               DECEMBER 31, 1996     ENDED
                                                  (UNAUDITED)    JUNE 30, 1996
                                               ----------------- -------------
OPERATIONS:
 Net investment income........................   $   7,745,677   $  15,718,942
 Net realized gain............................      21,189,204      33,576,934
 Change in net unrealized appreciation or de-
  preciation..................................      15,838,271      13,188,606
                                                 -------------   -------------
 Net increase in net assets resulting from op-
  erations....................................      44,773,152      62,484,482
                                                 -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income.....     (17,593,746)    (20,214,114)
 Distributions in excess of net investment in-
  come........................................      (7,066,588)     (1,430,745)
 Distributions from net realized gain.........     (26,428,094)    (10,937,826)
                                                 -------------   -------------
 Total distributions to shareholders*.........     (51,088,428)    (32,582,685)
                                                 -------------   -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold..................................      60,598,529     109,483,562
 Shares issued on reinvestment of distribu-
  tions.......................................      49,580,586      31,162,315
 Shares redeemed..............................     (64,887,080)    (64,262,463)
                                                 -------------   -------------
 Net increase in net assets resulting from
  capital share transactions (Note 7).........      45,292,035      76,383,414
                                                 -------------   -------------
    TOTAL INCREASE IN NET ASSETS..............      38,976,759     106,285,211
                                                 -------------   -------------
NET ASSETS:
 Beginning of period..........................     471,963,136     365,677,925
                                                 -------------   -------------
 End of period (including accumulated undis-
  tributed net investment income of
  ($2,066,623) and $9,848,069 respectively)...   $ 510,939,895    $471,963,136
                                                 =============   =============
*DISTRIBUTIONS BY CLASS:
Distributions from and in excess of net in-
 vestment income:
 Brinson Fund Class...........................   $ (23,918,105)  $ (21,444,413)
 SwissKey Fund Class..........................        (742,229)       (200,446)
Distributions from net realized gain:
 Brinson Fund Class...........................     (25,579,684)    (10,892,522)
 SwissKey Fund Class..........................        (848,410)        (45,304)
                                                 -------------   -------------
 Total distributions to shareholders..........   $ (51,088,428)  $ (32,582,685)
                                                 =============   =============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED      YEAR ENDED JUNE 30        AUGUST 31, 1992*
                          DECEMBER 31, 1996 ----------------------------      THROUGH
BRINSON FUND CLASS           (UNAUDITED)      1996      1995      1994     JUNE 30, 1993
------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........      $  12.22      $  11.35  $  10.43  $  10.87      $  10.00
                              --------      --------  --------  --------      --------
 Income from investment
  operations:
  Net investment income.          0.48          0.44      0.43      0.33          0.26
  Net realized and
   unrealized gain
   (loss)...............          0.62          1.37      0.86     (0.23)         0.81
                              --------      --------  --------  --------      --------
    Total income from
     investment
     operations.........          1.10          1.81      1.29      0.10          1.07
                              --------      --------  --------  --------      --------
 Less distributions:
  Distributions from and
   in excess of net
   investment income....         (0.61)        (0.62)    (0.27)    (0.27)        (0.20)
  Distributions from and
   in excess of net
   realized gain........         (0.65)        (0.32)    (0.10)    (0.27)          --
                              --------      --------  --------  --------      --------
    Total distributions.         (1.26)        (0.94)    (0.37)    (0.54)        (0.20)
                              --------      --------  --------  --------      --------
Net asset value, end of
 period.................      $  12.06      $  12.22  $  11.35  $  10.43      $  10.87
                              ========      ========  ========  ========      ========
Total return (non-
 annualized)............          9.11%        16.38%    12.57%     0.77%        10.76%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........      $493,628      $457,933  $365,678  $278,859      $191,389
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          1.01%**       1.04%     1.09%     1.14%         1.35%**
  After expense reim-
   bursement............           N/A           N/A       N/A      1.10%         1.05%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          3.08%**       3.69%     4.27%     3.21%         3.26%**
  After expense reim-
   bursement............           N/A           N/A       N/A      3.25%         3.56%**
 Portfolio turnover
  rate..................            84%          142%      238%      231%          149%
 Average commission rate
  paid per share........      $ 0.0307      $ 0.0291       N/A       N/A           N/A

 * Commencement of investment operations
** Annualized
N/A = Not applicable

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                               SIX MONTHS ENDED  JULY 31, 1995*
                                               DECEMBER 31, 1996    THROUGH
SWISSKEY FUND CLASS                               (UNAUDITED)    JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period..........      $ 12.18         $ 11.60
                                                    -------         -------
 Income from investment operations:
  Net investment income.......................         0.43            0.39
  Net realized and unrealized gain............         0.64            1.10
                                                    -------         -------
    Total income from investment operations...         1.07            1.49
                                                    -------         -------
 Less distributions:
  Distributions from and in excess of net in-
   vestment income............................        (0.57)          (0.59)
  Distributions from net realized gain........        (0.65)          (0.32)
                                                    -------         -------
    Total distributions.......................        (1.22)          (0.91)
                                                    -------         -------
Net asset value, end of period................      $ 12.03         $ 12.18
                                                    =======         =======
Total return (non-annualized).................         8.89%          13.24%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........      $17,312         $14,030
 Ratio of expenses to average net assets......         1.66%**         1.69%**
 Ratio of net investment income to average net
  assets......................................         2.43%**         3.04%**
 Portfolio turnover rate......................           84%            142%
 Average commission rate paid per share.......      $0.0307         $0.0291

 * Commencement of SwissKey Fund Class distribution
** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
22

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO

The Global Equity Fund is actively managed, providing a fully integrated approach to the primary equity markets across the world. Market selection and currency strategies are managed within a global asset allocation framework. Industry strategies and individual security selections are based on the fundamental research of our analytical teams in Chicago, Basel, Frankfurt, London, Melbourne, Paris, Singapore, Sydney and Tokyo.

The SwissKey Global Equity Fund has provided an annualized return of 18.93% since its inception on July 31, 1995, compared to the 13.90% return of its benchmark, the MSCI World Equity (Free) Index. For the year ended December 31, 1996, the Fund returned 16.31%, while the benchmark returned 13.92%. For the second half of 1996, the Fund returned 7.23% compared to the Index return of 6.18%.

Currency allocation and equity management strategies within markets contributed positively to Fund performance during the year. Market allocation strategies, notable for a U.S. equity market underweight and cash risk hedge, detracted from performance.

Global equity markets were generally strong in 1996. Despite a return of 24.05% for the MSCI U.S. component, the U.S. equity market was not the strongest market during 1996. In the global equity index there were 11 markets that outperformed the U.S. market, Spain being the strongest with a U.S. dollar hedged return of 46.76%. The relatively low performance of the MSCI World Equity (Free) Index, was due to the weak showing from Japan, the worst performing market, which registered a meager U.S. dollar hedged return of 0.06%.

The U.S. market provided positive returns during each calendar quarter of 1996, ending the year with a fourth quarter return of 8.28%. Japanese equities, on the other hand, started the year with a strong first half gain of 10.23%. The third and fourth quarters offset nearly all of the first half gains. In the fourth quarter Japan generated a U.S. dollar hedged loss of -6.49%, the only market to provide a negative return.

Currency movements contributed substantially to the performance of the Global Equity Fund relative to the MSCI World Equity benchmark. During the year, the Fund maintained a significant underweight to the Japanese yen and underweights in the core European currencies. The aggregate European currency underweight was similar in magnitude to the yen underweight. The U.S. dollar overweight averaged nearly 35% during the year. The Japanese yen declined by 11.13%, and the core European currency depreciations ranged from 14.31% for the Swiss franc to 5.93% for the French franc. The Fund maintained neutral or overweight positions to currencies that appreciated over the course of 1996.

Security selection derived most of its added value from equity management in the U.S. and Japan.
                   ------------------------------------------------------------

                    GLOBAL EQUITY FUND

--------------------------------------------------------------------------------
LOGO

 TOTAL RETURN

                                                  Annualized
                                6 months  1 year   7/31/95*
                                 ended    ended       to
                                12/31/96 12/31/96  12/31/96
------------------------------------------------------------
SWISSKEY GLOBAL EQUITY FUND       7.23%   16.31%    18.93%
MSCI World Equity (Free) Index    6.18    13.92     13.90
------------------------------------------------------------

 *Inception date of the SwissKey Global Equity Fund.

Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the SwissKey Global Equity Fund and the MSCI World Equity (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1996. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


 SWISSKEY GLOBAL EQUITY FUND
 VS. MSCI WORLD EQUITY (FREE) INDEX
 Wealth Value with Dividends Reinvested

                             [CHART APPEARS HERE]

                        SwissKey Global           MSCI World
                          Equity Fund        Equity (Free) Index
                        ---------------      -------------------
 7/31/95                   $10,000                 $10,000
 9/30/95                    10,329                  10,066
12/31/95                    10,993                  10,556
 3/31/96                    11,539                  10,998
 6/30/96                    11,925                  11,325
 9/30/96                    12,110                  11,488
12/31/96                    12,787                  12,025

7/31/95 = $10,000                       Data through 12/31/96

 Fund returns are net of all fees and costs, while the Index returns are based solely on the market returns without deduction for fees or transaction costs for rebalancing.

                   ------------------------------------------------------------
24

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO
 MARKET ALLOCATION


As of December 31, 1996 (Unaudited)

                         Current
               Benchmark Strategy
---------------------------------
U.S.              43.2%    33.2%
Japan             17.5     14.5
Australia          1.6      2.6
Belgium            0.6      1.7
Canada             2.6      1.5
France             3.8      5.1
Germany            4.4      4.4
Hong Kong          2.0      0.8
Italy              1.7      1.8
Malaysia           1.4      0.7
Netherlands        2.6      3.2
New Zealand        0.2      1.8
Spain              1.2      1.9
Sweden             1.4      0.0
Switzerland        3.0      0.8
U.K.              10.4     10.5
Other Markets      2.4      0.5
Cash Reserves      0.0     15.0
---------------------------------
                 100.0%   100.0%

 CURRENCY ALLOCATION


As of December 31, 1996 (Unaudited)

                         Current
               Benchmark Strategy
---------------------------------
U.S.              43.2%    71.7%
Japan             17.5      7.5
Australia          1.6      1.6
Belgium            0.6      0.0
Canada             2.6      2.6
France             3.8      0.0
Germany            4.4      0.0
Hong Kong          2.0      0.0
Italy              1.7      1.8
Malaysia           1.4      0.6
Netherlands        2.6      0.0
New Zealand        0.2      1.8
Spain              1.2      1.2
Sweden             1.4      0.0
Switzerland        3.0      0.0
U.K.              10.4     10.4
Other Markets      2.4      0.8
---------------------------------
                 100.0%   100.0%

 TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1996
(Unaudited)

                                     Percent of
                                     Net Assets
-----------------------------------------------
 1. Chase Manhattan Corp.               1.86%
 2. Xerox Corp.                         1.46
 3. Lockheed Martin Corp.               1.44
 4. Burlington Northern Santa Fe        1.43
 5. Corning, Inc.                       1.35
 6. Citicorp                            1.31
 7. Philip Morris Companies, Inc.       1.28
 8. Aon Corp.                           1.20
 9. Goodyear Tire & Rubber Co.          1.10
10. Enron Corp.                         1.00
-----------------------------------------------


 TOP TEN NON-U.S. EQUITY HOLDINGS


As of December 31, 1996 (Unaudited)

                                     Percent of
                                     Net Assets
-----------------------------------------------
 1. Royal Dutch Petroleum Co.           0.82%
 2. Matsushita Electric Industrial Co.  0.62
 3. Broken Hill Proprietary Co. Ltd.    0.61
 4. Toray Industries, Inc.              0.59
 5. British Telecommunications PLC      0.58
 6. General Electric Co. PLC            0.57
 7. Lloyds TSB Group PLC                0.55
 8. Telecom Corp of New Zealand Ltd.    0.55
 9. British Petroleum Co. PLC           0.49
10. Sankyo Co. Ltd.                     0.49
-----------------------------------------------

                   ------------------------------------------------------------

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996 (Unaudited)

--------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals...............................................................  0.26%
 Housing/Paper...........................................................  1.58
 Metals..................................................................  0.20
                                                                          -----
                                                                           2.04
Capital Investments
 Capital Goods...........................................................  3.49
 Technology..............................................................  2.25
                                                                          -----
                                                                           5.74
Consumer
 Autos/Durables..........................................................  0.10
 Discretionary...........................................................  2.53
 Health: Drugs...........................................................  3.13
 Health: Non-Drugs.......................................................  1.55
 Non-Durables............................................................  4.36
 Retail/Apparel..........................................................  1.60
                                                                          -----
                                                                          13.27
Energy...................................................................  1.93
Financial
 Banks...................................................................  3.91
 Non-Banks...............................................................  3.57
                                                                          -----
                                                                           7.48
Services.................................................................  2.47
Transportation...........................................................  2.41
Utilities................................................................  1.20
Miscellaneous............................................................  1.01
                                                                          -----
   Total U.S. Equities................................................... 37.55*
                                                                          -----

------------------------------------------------------------

NON-U.S. EQUITIES
Airlines................................................................   0.12%
Appliances & Household Durables.........................................   1.24
Automobiles.............................................................   1.53
Banking.................................................................   5.63
Beverages & Tobacco.....................................................   1.20
Broadcasting & Publishing...............................................   0.72
Building Materials......................................................   0.72
Business & Public Service...............................................   1.84
Chemicals...............................................................   2.10
Construction............................................................   1.00
Data Processing.........................................................   0.60
Electric Components.....................................................   0.78
Electronics.............................................................   2.26
Energy..................................................................   4.23
Financial Services......................................................   0.75
Food & House Products...................................................   2.46
Forest Products.........................................................   1.06
Gold Mining.............................................................   0.06
Health & Personal Care..................................................   2.29
Industrial Components...................................................   1.26
Insurance...............................................................   2.10
Leisure & Tourism.......................................................   0.28
Machinery & Engineering.................................................   0.76
Merchandising...........................................................   2.17
Metals-Steel............................................................   0.95
Miscellaneous Materials.................................................   0.68
Multi-Industry..........................................................   2.16
Non-Ferrous Metal.......................................................   1.18
Real Estate.............................................................   0.41
Recreation..............................................................   0.30
Shipping................................................................   0.40
Telecommunications......................................................   2.12
Textiles & Apparel......................................................   0.13
Transportation..........................................................   0.49
Utilities...............................................................   3.02
                                                                         ------
   Total Non-U.S. Equities..............................................  49.00*
                                                                         ------
SHORT-TERM INVESTMENTS..................................................  12.62*
                                                                         ------
   TOTAL INVESTMENTS....................................................  99.17
CASH AND OTHER ASSETS, LESS LIABILITIES.................................   0.83
                                                                         ------
   NET ASSETS........................................................... 100.00%
                                                                         ======

* The Fund held a short position in stock index futures on December 31, 1996 which reduced U.S. equity exposure from 37.55% to 32.49%. The Fund held a long position in Topix futures which increased Japanese equity exposure from 13.77% to 14.71%. These two adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 12.62% to 16.74%.
                   ------------------------------------------------------------
26

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                         ---------- -----------
Equities -- 86.55%
U.S. EQUITIES -- 37.55%
Aetna Life & Casualty Co................................      7,200 $   576,000
Allergan, Inc...........................................     12,000     427,500
Allstate Corp...........................................      6,200     358,825
Alza Corp. (b)..........................................     11,700     302,738
Aon Corp................................................     15,700     975,362
Automatic Data Processing, Inc..........................     11,500     493,063
Avon Products, Inc......................................      8,500     485,562
Bard (C.R.), Inc........................................      7,300     204,400
Beckman Instruments, Inc................................      4,700     180,363
Birmingham Steel Corp...................................      4,700      89,300
Boston Technology, Inc. (b).............................      4,700     135,125
Brinker International, Inc. (b).........................      3,200      51,200
Burlington Northern Santa Fe............................     13,400   1,157,425
Centerior Energy Co.....................................      9,900     106,425
Chase Manhattan Corp....................................     16,900   1,508,325
Choice Hotels International, Inc. (b)...................      7,700     135,712
CIGNA Corp..............................................      5,800     792,425
Circuit City Stores, Inc................................      1,700      51,213
Citicorp................................................     10,300   1,060,900
CMS Energy Corp.........................................     12,800     430,400
Coca-Cola Enterprises, Inc..............................      6,300     305,550
Comerica, Inc...........................................      3,200     167,600
Comverse Techonology, Inc. (b)..........................      2,200      83,187
Corning, Inc............................................     23,600   1,091,500
CPC International, Inc..................................      2,900     224,750
Dial Corp...............................................     11,500     169,625
EMC Corp./Mass (b)......................................     16,900     559,813
Enron Corp..............................................     18,800     810,750
Federal Express Corp. (b)...............................     17,400     774,300
Federated Department Stores (b).........................      6,800     232,050
FileNet Corp. (b).......................................      2,800      89,600
First American Corp.-Tenn...............................        800      46,100
First Data Corp.........................................      9,804     357,846
First of America Bank Corp..............................      1,500      90,187
Footstar, Inc. (b)......................................      3,598      89,500
Ford Motor Co...........................................      6,500     207,188
Forest Laboratories, Inc. (b)...........................      8,000     262,000
Gannett Co., Inc........................................      7,800     584,025
General Instrument Corp. (b)............................     23,300     503,862
Genzyme Corp. (b).......................................      4,700     102,225
Geon Co.................................................      1,700      33,363
Goodyear Tire & Rubber Co...............................     17,300     888,788
Harnischfeger Industries, Inc...........................      5,200     250,250
Health Care and Retirement Corp. (b)....................      8,650     247,606
Interpublic Group of Companies, Inc.....................      5,800     275,500
James River Corp. of Virginia...........................      6,700     221,938
Kimberly-Clark Corp.....................................      5,700     542,925
Kroger Co. (b)..........................................      4,900     227,850
Lockheed Martin Corp....................................     12,751   1,166,716
Lyondell Petrochemical Co...............................     12,800     281,600
Manor Care, Inc.........................................      7,700     207,900
Martin Marietta Materials, Inc..........................      3,535      82,189
Masco Corp..............................................      7,300     262,800
Mattel, Inc.............................................     28,050     778,388
Melville Corp...........................................      9,300     384,787
Nabisco Holdings Corp. Class A..........................      8,500     330,438
National Semiconductor Corp. (b)........................      4,800     117,000
Nextel Communications, Inc. Class A (b).................     11,800     154,137
Old Republic International Corp.........................      6,050     161,838
Peco Energy Co..........................................      7,200     181,800
Pentair, Inc............................................      5,500     177,375
Pharmacia & Upjohn, Inc.................................     14,900     590,413
Philip Morris Companies, Inc............................      9,200   1,036,150
Rhone-Poulenc Rorer, Inc................................      3,500     273,437
RJR Nabisco Convertible Preferred "C"...................     38,200     257,850
Schering Plough Corp....................................     10,300     666,925
Seagate Technology, Inc. (b)............................      3,200     126,400
Timken Co...............................................      4,900     224,788
Tyson Foods, Inc. Class A...............................     14,100     482,925
Ultramar Diamond Shamrock Corp..........................     13,252     419,094
US Bancorp..............................................      7,100     319,056
USF&G Corp..............................................      5,500     114,813
Vencor, Inc. (b)........................................      6,100     192,912
Viad Corp...............................................     11,500     189,750
Westvaco Corp...........................................      2,850      81,938
Whitman Corp............................................        700      16,012
WMX Technologies, Inc...................................     19,100     623,137
Xerox Corp..............................................     22,400   1,178,800
York International Corp.................................      4,800     268,200
360 Communications Co. (b)..............................      4,033      93,263
                                                                    -----------
Total U.S. Equities.....................................             30,404,972
                                                                    -----------
NON-U.S. EQUITIES -- 49.00%
AUSTRALIA -- 2.66%
Amcor Ltd...............................................     14,100      90,603
Boral Ltd...............................................     23,800      67,676
Broken Hill Proprietary Co. Ltd.........................     34,450     490,345
CRA Ltd.................................................     12,063     189,233
David Jones Ltd.........................................     57,000      79,230
Lend Lease Corp. Ltd....................................      4,197      81,340
M.I.M. Holdings Ltd.....................................     49,446      69,122
National Australia Bank Ltd.............................     19,475     228,936
News Corp. Ltd..........................................     40,536     213,788
News Corp. Ltd. Preferred...............................      9,000      40,032
Pacific Dunlop Ltd......................................     33,600      85,401
Qantas Airways Ltd......................................     23,982      40,001
Santos Ltd..............................................     23,000      93,169
WMC Ltd.................................................     18,300     115,265
Westpac Bank Corp. Ltd..................................     37,545     213,520
Woolworth's Ltd.........................................     25,000      60,167
                                                                    -----------
                                                                      2,157,828
                                                                    -----------
BELGIUM -- 1.46%
Delhaize-Le Lion S.A....................................      1,200      71,212
Electrabel S.A..........................................        950     224,606
Fortis AG...............................................        894     143,256
Fortis AG Strip (b).....................................         14           7
General de Banque S.A...................................        100      35,810
Groupe Bruxelles Lambert S.A............................        530      68,160
Kredietbank NV..........................................        365     119,504

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                         ---------- -----------
BELGIUM (CONTINUED)
Petrofina S.A...........................................        510 $   162,162
Societe Generale de Belgique............................        840      65,847
Solvay S.A. Class A.....................................        165     100,903
Tractebel...............................................        200      93,028
Tractebel Warrants "99" (b).............................        200       2,896
Union Miniere Group S.A. (b)............................      1,420      96,114
                                                                    -----------
                                                                      1,183,505
                                                                    -----------
CANADA -- 1.48%
Alcan Aluminium Ltd.....................................      2,500      84,361
Bank of Montreal........................................      2,300      73,165
Barrick Gold Corp.......................................      1,600      45,819
BCE, Inc................................................      1,100      52,408
Canadian National Railway Co............................      2,000      76,025
Canadian Pacific Ltd....................................      5,700     149,923
Hudson's Bay Co.........................................      3,400      56,807
Imperial Oil Ltd........................................      2,000      94,119
Moore Corp. Ltd.........................................      2,200      45,586
Noranda, Inc............................................      2,600      57,953
Northern Telecom Ltd....................................      1,000      62,163
NOVA Corp...............................................      4,300      38,118
Royal Bank of Canada....................................      2,500      87,735
Seagram Co. Ltd.........................................      2,200      87,079
Thomson Corp............................................      5,600     123,596
TransCanada Pipelines Ltd...............................      3,400      59,536
                                                                    -----------
                                                                      1,194,393
                                                                    -----------
FINLAND -- 0.69%
Merita Ltd. Class A (b).................................     16,700      51,814
Nokia Ab Class A........................................      5,000     289,434
Outokumpu Class A.......................................      2,600      44,283
Pohjola Insurance Group Class B.........................      1,200      26,947
Sampo Insurance Co. Ltd. Class A........................        700      55,131
UPM-Kymmene Corp. (b)...................................      4,500      94,218
                                                                    -----------
                                                                        561,827
                                                                    -----------
FRANCE -- 4.90%
Accor S.A...............................................        877     110,833
Alcatel Alsthom.........................................      1,461     117,134
AXA S.A.................................................        600      38,086
Banque Nationale de Paris...............................      5,380     207,803
CEP Communications......................................        404      28,481
CEP Communications Warrants "97" (b)....................        704         806
Cie Bancaire S.A........................................      1,192     140,783
Cie de Saint Gobain.....................................      1,757     248,069
Cie de Suez.............................................      2,317      98,319
Cie Generale des Eaux...................................      2,671     330,362
Colas...................................................        330      47,608
Credit Local de France..................................      2,503     217,623
Elf Aquitaine S.A.......................................      2,650     240,752
Groupe Danone...........................................        300      41,722
L'Oreal S.A.............................................        200      75,173
Lafarge S.A.............................................      1,000      59,880
LVMH....................................................      1,130     314,958
Michelin Class B........................................      3,234     174,244
Pechiney S.A. Class A...................................      3,013     125,998
Peugeot S.A.............................................      2,640     296,566
Rhone-Poulenc Class A...................................      6,600     224,583
SEITA...................................................      1,900      79,308
Societe Generale........................................      2,061     222,406
Total S.A. Class B......................................      3,459     280,781
UAP.....................................................      4,309     107,338
Usinor Sacilor..........................................      9,400     136,515
                                                                    -----------
                                                                      3,966,131
                                                                    -----------
GERMANY -- 3.91%
Allianz AG Holding......................................        155     278,600
BASF AG.................................................      4,250     162,708
Bayer AG................................................      5,750     233,007
Bayerische Motoren Werke AG.............................        230     158,497
Commerzbank AG..........................................      4,550     115,440
Daimler-Benz AG (b).....................................      2,400     164,298
Deutsche Bank AG........................................      4,650     216,644
Deutsche Telekom AG (b).................................      7,750     161,427
Henkel KGaA-Vorzug AG...................................      1,850      91,234
Hochtief AG.............................................      1,250      49,072
Hoechst AG..............................................      2,000      92,531
M.A.N. AG...............................................        320      77,140
Mannesmann AG...........................................        380     163,283
Metro AG................................................      1,220      95,393
Muenchener Rueckver AG..................................         77     186,617
Muenchener Rueckver AG Warrants "98" (b)................          3         625
Preussag AG.............................................        460     103,874
RWE AG..................................................      3,100     129,544
Schering AG.............................................      2,000     168,581
Siemens AG..............................................      1,400      64,881
Thyssen AG..............................................        700     123,957
Veba AG.................................................      3,600     206,735
Volkswagen AG...........................................        300     124,100
                                                                    -----------
                                                                      3,168,188
                                                                    -----------
HONG KONG -- 0.75%
Cheung Kong Holdings Ltd................................      6,000      53,330
China Light & Power Co. Ltd.............................     11,000      48,921
Guoco Group Ltd.........................................      9,000      50,382
Hang Seng Bank Ltd......................................      5,800      70,486
Hong Kong Telecommunications Ltd........................     16,000      25,753
Hutchison Whampoa Ltd...................................     14,000     109,956
Jardine Matheson Holdings ADR (c).......................      3,600      23,760
New World Development Co. Ltd...........................      9,000      60,796
Sun Hung Kai Properties Ltd.............................      5,000      61,248
Swire Pacific Ltd. Class A..............................      7,000      66,743
Wharf (Holdings) Ltd....................................      8,000      39,923
                                                                    -----------
                                                                        611,298
                                                                    -----------

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                         ---------- -----------
ITALY -- 1.45%
Assicurazioni Generali..................................      5,940 $   112,315
Danieli & Co. Savings (Risp)............................      8,000      33,410
Edison Spa..............................................      8,000      50,510
ENI ADR (c).............................................      2,300     118,738
ENI Spa.................................................     22,000     112,641
Fiat Spa-Priv...........................................     44,000      72,489
INA-Istituto Nazionale de Assicurazioni.................     14,000      18,194
Istituto Mobilaire Italiano Spa.........................     15,000     128,247
Italgas Spa.............................................      9,000      37,498
La Rinascente...........................................      5,000      28,938
La Rinascente Savings (Risp)............................      6,000      15,311
La Rinascente Warrants "99" (b).........................        550         242
Mediobanca Spa..........................................      2,800      15,073
Montedison Spa (b)......................................    154,560     105,107
SAI-Savings (Risp)......................................      7,000      24,837
Telecom Italia Spa......................................     86,000     167,418
Telecom Italia Mobile Spa...............................     92,000     130,996
                                                                    -----------
                                                                      1,171,964
                                                                    -----------
JAPAN -- 13.77%
Amada Co. Ltd...........................................     21,000     162,833
Asahi Glass Co. Ltd.....................................     24,000     225,381
Bank of Tokyo-Mitsubishi Ltd............................     17,600     326,010
Canon, Inc..............................................     17,000     374,946
Canon Sales Co., Inc....................................      6,600     146,705
Citizen Watch Co. Ltd...................................     19,000     135,866
Dai Nippon Printing Co. Ltd.............................     18,000     314,810
Daiichi Pharmaceutical Co. Ltd..........................     13,000     208,323
Daikin Industries Ltd...................................     20,000     177,478
Daiwa House Industry Co. Ltd............................      9,000     115,534
Fanuc...................................................      7,900     252,511
Fujitsu.................................................     12,000     111,657
Hitachi Ltd.............................................     39,000     362,884
Honda Motor Co..........................................      5,000     142,586
Inax....................................................     25,000     184,802
Isetan..................................................      6,000      77,539
Ito Yokado Co. Ltd......................................      7,000     303,955
Kaneka Corp.............................................      9,000      45,981
Keio Teito Electric Railway.............................     23,000     112,156
Kinki Nippon Railway....................................     23,000     143,267
Kirin Brewery Co. Ltd...................................     21,000     206,255
Kokuyo..................................................      4,000      98,561
Kuraray Co. Ltd.........................................     17,000     156,716
Kyocera Corp. ..........................................      2,000     124,408
Maeda Road Construction.................................      3,000      34,634
Matsushita Electric Industrial Co.......................     31,000     504,782
Mitsubishi Paper Mills..................................     21,000      81,959
NGK Insulators..........................................     32,000     303,265
Nintendo Corp. Ltd......................................      1,500     107,134
Nippon Denso Co. Ltd....................................     13,000     312,484
Nippon Meat Packers, Inc................................     13,000     168,002
Nippon Steel Co.........................................     14,000      41,251
Okumura.................................................     18,000     109,176
Osaka Gas Co............................................     81,000     221,220
Sankyo Co. Ltd..........................................     14,000     395,623
Sanwa Bank Ltd. ........................................      9,000     122,512
Secom...................................................      5,000     301,973
Seino Transportation....................................      6,000      66,167
Sekisui House Ltd.......................................     38,000     386,319
Shinmaywa Industries Ltd................................     18,000     132,282
Sony Corp...............................................      6,000     392,349
Sumitomo Bank...........................................     21,000     302,145
Sumitomo Electric Industries............................     16,000     223,313
Takeda Chemical Industries..............................     15,000     314,035
TDK Corp................................................      4,000     260,188
Tokio Marine & Fire Insurance Co........................     18,000     169,036
Tokyo Electric Power....................................      8,300     181,632
Tokyo Steel Mfg.........................................     14,500     206,126
Tonen Corp..............................................     13,000     151,202
Toray Industries, Inc...................................     78,000     480,486
Toshiba Corp............................................     46,000     288,516
Toyo Suisan Kaisha......................................     11,000     109,934
Toyota Motor Corp.......................................      5,000     143,448
Yamazaki Baking Co. Ltd.................................      8,000     127,509
                                                                    -----------
                                                                     11,149,866
                                                                    -----------
MALAYSIA -- 0.54%
Hume Industries (Malaysia) Bhd..........................      7,000      44,070
Kuala Lumpur Kepong Bhd.................................     15,000      38,012
Land & General Holdings Bhd.............................     15,000      35,933
Malayan Banking Bhd.....................................      2,600      28,826
Malaysia International Shipping Bhd (Frgn.).............     10,000      29,697
Nestle (Malaysia) Bhd...................................      1,000       8,038
Public Bank Bhd (Frgn.).................................     17,667      37,425
Resorts World Bhd.......................................      4,000      18,215
Sime Darby Bhd..........................................     15,000      59,097
Telekom Malaysia Bhd....................................      3,000      26,728
Tenaga Nasional Bhd.....................................     18,000      86,241
YTL Corp. Bhd...........................................      4,000      21,540
                                                                    -----------
                                                                        433,822
                                                                    -----------
NETHERLANDS -- 3.10%
ABN AMRO Holdings NV....................................      3,219     209,178
Akzo Nobel NV...........................................        500      68,220
DSM NV..................................................        680      66,990
Hoogovens NV............................................        900      37,463
ING Groep NV............................................      8,956     322,058
KLM Royal Dutch Air Lines NV............................      1,900      53,385
KPN NV..................................................      5,565     212,021
Philips Electronics NV..................................      2,850     115,338
Royal Dutch Petroleum Co................................      3,800     665,445
Royal Dutch Petroleum Co. NY Shares (c).................      1,200     204,900
Unilever NV.............................................      1,900     335,688
Vendex International NV.................................      3,119     133,257
VNU-Ver Ned Uitgevers...................................      4,000      83,483
                                                                    -----------
                                                                      2,507,426
                                                                    -----------

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                         ---------- -----------
NEW ZEALAND -- 1.62%
Brierley Investments Ltd................................    231,000 $   213,813
Carter Holt Harvey Ltd..................................     79,500     180,312
Fletcher Challenge Building.............................     30,750      94,512
Fletcher Challenge Energy...............................     29,550      85,604
Fletcher Challenge Forest Ltd...........................     49,803      83,398
Fletcher Challenge Paper................................     60,500     124,394
Telecom Corp. of New Zealand Ltd........................     87,000     443,821
Telecom Corp. of New Zealand Ltd. ADS (c)...............      1,100      89,100
                                                                    -----------
                                                                      1,314,954
                                                                    -----------
SPAIN -- 1.62%
Acerinox S.A. ..........................................        400      57,690
Banco Bilbao-Vizcaya S.A................................      1,800      97,006
Banco Central Hispanoamericano..........................      1,700      43,586
Banco Intercontinental Espanol S.A......................        300      46,427
Banco Popular Espanol S.A...............................        400      78,416
Banco Santander S.A.....................................      1,600     102,218
Cia Sevillana de Electricidad...........................      2,113      23,961
Empresa Nacional de Electridad S.A......................      2,050     145,624
Fomento de Construcciones y
 Contratas S.A..........................................        500      46,512
Gas Natural SDG S.A. ...................................        300      69,652
Iberdrola S.A...........................................     13,000     183,894
Mapfre Corp. ...........................................        900      54,730
Repsol S.A..............................................      3,300     126,342
Telefonica de Espana....................................      7,500     173,842
Vallehermosa S.A........................................      1,200      25,969
Viscofan Envolturas Celulosicas S.A.....................      2,300      33,596
                                                                    -----------
                                                                      1,309,465
                                                                    -----------
SWITZERLAND -- 0.90%
ABB AG (Bearer).........................................         30      37,201
CS Holdings AG (Reg.)...................................        396      40,552
Nestle S.A. (Reg.)......................................        213     227,959
Novartis AG (Reg.)......................................        140     160,219
Roche Holding AG (Gen.).................................         18     139,622
Schweiz Bankgesellschaft (Bearer).......................         42      36,692
Societe Generale de Surveillance Holding S.A. (Bearer)..         11      26,953
Zurich Versicherungs (Reg.).............................        203      56,242
                                                                    -----------
                                                                        725,440
                                                                    -----------
UNITED KINGDOM -- 10.15%
Abbey National PLC......................................     11,000     144,018
Bank of Scotland........................................     16,000      84,477
Bass PLC................................................      6,800      95,547
B.A.T. Industries PLC...................................     35,000     290,219
Booker PLC..............................................     10,500      71,791
British Energy PLC......................................     75,000     188,687
British Gas PLC.........................................     71,500     274,718
British Petroleum Co. PLC...............................     33,416     400,615
British Steel PLC.......................................     62,000     170,306
British Telecommunications PLC..........................     69,700     470,591
Charter PLC.............................................      9,531     120,789
Coats Viyella PLC.......................................     45,000     102,430
FKI PLC.................................................     38,875     134,396
General Electric Co. PLC................................     71,100     464,833
Glaxo Wellcome PLC......................................     11,500     186,582
Grand Metropolitan PLC..................................     46,000     361,355
Guinness PLC............................................     36,300     284,225
Hanson PLC..............................................     72,000     100,428
Hillsdown Holdings PLC..................................     53,000     181,414
House of Fraser PLC.....................................     59,000     154,997
HSBC Holdings PLC.......................................     12,000     268,218
Imperial Chemical Industries PLC........................      5,000      65,762
Legal & General Group PLC...............................     28,000     178,265
Lloyds TSB Group PLC....................................     60,630     446,709
Marks & Spencer PLC.....................................     29,500     247,895
Millennium Chemicals, Inc. (b)..........................        500       8,875
Mirror Group PLC........................................     24,000      88,516
National Power PLC......................................     19,000     159,011
National Westminster Bank PLC...........................     10,800     126,706
Northern Foods PLC......................................     32,000     111,997
Peninsular & Oriental Steam Navigation Co...............     29,000     292,829
Reckitt & Colman PLC....................................      6,175      76,514
Redland PLC.............................................      9,500      59,589
RJB Mining PLC..........................................     21,000     154,544
Royal & Sun Alliance Insurance Group PLC................     16,697     127,021
RTZ Corp. PLC...........................................     11,200     179,511
Sainsbury (J.) PLC......................................     23,000     152,730
Scottish Hydro-Electric PLC.............................     17,200      96,553
Sears PLC...............................................     66,000     107,308
Sedgwick Group PLC......................................     48,000     108,027
SmithKline Beecham PLC..................................     13,900     192,573
Smurfit (Jefferson) Group PLC...........................     30,000      89,081
Tesco PLC...............................................     22,000     133,476
Thames Water PLC........................................     16,000     167,722
Unilever PLC............................................      6,500     157,578
Vodafone Group PLC......................................     19,600      82,687
Yorkshire Water PLC.....................................      5,000      60,628
                                                                    -----------
                                                                      8,222,743
                                                                    -----------
Total Non-U.S. Equities.................................             39,678,850
                                                                    -----------
Total Equities (Cost $61,753,091).......................             70,083,822
                                                                    -----------
                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- -----------
Short-Term Investments --12.62%
U.S. GOVERNMENT OBLIGATIONS -- 0.39%
U.S. Treasury Bills 5.063%, due 05/01/97................ $  325,000 $   319,553
                                                                    -----------
COMMERCIAL PAPER -- 12.23%
Burlington Northern Santa Fe
 5.650%, due 01/17/97...................................    500,000     498,744
Case Credit Corp.
 5.510%, due 01/07/97...................................    500,000     499,541
Cincinnati Bell, Inc.
 7.250%, due 01/02/97...................................  2,441,000   2,440,508

--------------------------------------------------------------------------------
30

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- -----------
COMMERCIAL PAPER (CONTINUED)
CNA Financial Corp.
 6.250%, due 01/23/97................................... $  500,000 $   498,090
Crown Cork & Seal Co., Inc.
 5.520%, due 01/10/97                                       500,000     499,310
 5.580%, due 01/29/97...................................    500,000     497,830
PanEnergy Corp.
 6.050%, due 01/17/97...................................  1,000,000     997,311
Rite Aid Corp.
 5.650%, due 01/06/97...................................    500,000     499,608
 5.600%, due 01/21/97...................................    700,000     697,822
Tyson Foods, Inc.
 5.750%, due 01/09/07...................................    750,000     749,042
US West Capital Funding, Inc.
 5.600%, due 02/12/97...................................    532,000     528,524
Vastar Resources, Inc.
 6.020%, due 01/02/97...................................    500,000     499,916
 6.850%, due 01/10/97...................................  1,000,000     998,288
                                                                    -----------
                                                                      9,904,534
                                                                    -----------
Total Short-Term Investments
 (Cost $10,224,050).....................................             10,224,087
                                                                    -----------
Total Investments
 (Cost $71,977,141) -- 99.17% (a).......................             80,307,909
                                                                    -----------
Cash and other assets, less liabilities --0.83%.........                675,731
                                                                    -----------
Net Assets -- 100%......................................            $80,983,640
                                                                    ===========

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $71,977,141; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $10,899,783
      Gross unrealized depreciation................................  (2,569,015)
                                                                    -----------
          Net unrealized appreciation.............................. $ 8,330,768
                                                                    ===========

(b)  Non-income producing security
(c)  Denominated in U.S. dollars

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Equity Fund had the following open forward foreign currency contracts as of December 31, 1996:

                                SETTLEMENT    LOCAL     CURRENT  UNREALIZED
                                   DATE     CURRENCY     VALUE   GAIN/(LOSS)
                                ---------- ----------- --------- -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
Canadian Dollar................  06/04/97    1,100,000 $ 810,230  $(19,958)
FORWARD FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar..............  06/04/97      950,000   753,566    14,604
Belgian Franc..................  06/04/97   36,800,000 1,170,765    12,324
Dutch Guilder..................  06/04/97    3,800,000 2,219,550    28,040
French Franc...................  06/04/97   19,500,000 3,786,028    18,331
German Mark....................  06/04/97    4,400,000 2,883,595    36,500
Hong Kong Dollars..............  06/04/97    4,400,000   568,746      (130)
Japanese Yen...................  06/04/97  500,000,000 4,401,739   150,419
Spanish Peseta.................  06/04/97   48,000,000   368,164     4,397
Swiss Franc....................  06/04/97      900,000   680,839    27,822
                                                                  --------
    Total......................                                   $272,349
                                                                  ========

FUTURES CONTRACTS (NOTE 5)

The Global Equity Fund had the following open index futures contracts as of December 31, 1996:

                                 SETTLEMENT                CURRENT   UNREALIZED
                                    DATE    COST/PROCEEDS   VALUE       GAIN
                                 ---------- ------------- ---------- ----------
INDEX FUTURES BUY CONTRACTS
Topix, 6 contracts.............. March 1997  $  791,419   $  760,920  $(30,499)
INDEX FUTURES SALE CONTRACTS
Standard & Poor's 500, 11 con-
 tracts......................... March 1997   4,128,600    4,094,750    33,850
                                                                      --------
   Total........................                                      $  3,351
                                                                      ========

The segregated cash and market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1996 was $211,098 and $319,553, respectively.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
32

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $71,977,141) (Note 1)................. $80,307,909
 Cash..............................................................   2,540,769
 Foreign currency, at value (Cost $97,461).........................      95,800
 Receivables:
  Investment securities sold.......................................     265,153
  Dividends........................................................     152,214
  Fund shares sold.................................................     113,121
  Variation margin (Note 5)........................................      80,051
  Due from advisor.................................................      13,080
 Net unrealized appreciation on forward foreign currency contracts.     272,349
 Other assets......................................................       7,401
                                                                    -----------
    TOTAL ASSETS...................................................  83,847,847
                                                                    -----------
LIABILITIES:
 Payables:
  Investment securities purchased..................................   2,624,845
  Fund shares redeemed.............................................       8,461
  Accrued expenses.................................................     230,901
                                                                    -----------
    TOTAL LIABILITIES..............................................   2,864,207
                                                                    -----------
NET ASSETS......................................................... $80,983,640
                                                                    ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 7).......................................... $72,056,258
 Accumulated undistributed net investment income...................     204,604
 Accumulated net realized gain.....................................     112,758
 Net unrealized appreciation.......................................   8,610,020
                                                                    -----------
    NET ASSETS..................................................... $80,983,640
                                                                    ===========
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $38,631,262 and 3,393,011 shares issued
   and outstanding) (Note 7)....................................... $     11.39
                                                                    ===========
 SwissKey Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $42,352,378 and 3,721,883 shares issued
   and outstanding) (Note 7)....................................... $     11.38
                                                                    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $50,249 for foreign taxes withheld)............. $  623,914
 Interest..........................................................    212,723
                                                                    ----------
    TOTAL INCOME...................................................    836,637
                                                                    ----------
EXPENSES:
 Advisory (Note 2).................................................    276,132
 Distribution (Note 6).............................................    141,145
 Accounting........................................................     71,001
 Custodian.........................................................     50,480
 Professional......................................................     38,272
 Other.............................................................    126,012
                                                                    ----------
    TOTAL EXPENSES.................................................    703,042
    Expenses deferred by Advisor (Note 2)..........................   (216,697)
                                                                    ----------
    NET EXPENSES...................................................    486,345
                                                                    ----------
    NET INVESTMENT INCOME .........................................    350,292
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................  2,476,667
  Futures contracts................................................   (492,032)
  Foreign currency transactions....................................    273,229
                                                                    ----------
    Net realized gain..............................................  2,257,864
                                                                    ----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency.................................  2,471,472
  Futures contracts................................................    (23,546)
  Forward contracts................................................    268,593
  Translation of other assets and liabilities denominated in for-
   eign currency...................................................      3,943
                                                                    ----------
    Change in net unrealized appreciation or depreciation..........  2,720,462
                                                                    ----------
Net realized and unrealized gain...................................  4,978,326
                                                                    ----------
Net increase in net assets resulting from operations............... $5,328,618
                                                                    ==========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
34

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED      YEAR
                                                DECEMBER 31, 1996     ENDED
                                                   (UNAUDITED)    JUNE 30, 1996
                                                ----------------- -------------
OPERATIONS:
 Net investment income.........................   $    350,292     $   462,604
 Net realized gain.............................      2,257,864       8,259,766
 Change in net unrealized appreciation or
  depreciation.................................      2,720,462       1,258,707
                                                  ------------     -----------
 Net increase in net assets resulting from op-
  erations.....................................      5,328,618       9,981,077
                                                  ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income:
 Brinson Fund Class............................       (176,096)       (295,340)
 SwissKey Fund Class...........................        (53,287)        (41,698)
Distributions from net realized gain:
 Brinson Fund Class............................     (3,076,894)     (1,399,995)
 SwissKey Fund Class...........................     (3,396,000)     (1,621,590)
                                                  ------------     -----------
 Total distributions to shareholders...........   $ (6,702,277)    $(3,358,623)
                                                  ------------     -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     19,387,404      11,563,213
 Shares issued in acquisition of SBC World
  Growth Fund (Note 1).........................            --       25,670,575
 Shares issued on reinvestment of distribu-
  tions........................................      6,291,113       3,336,320
 Shares redeemed...............................     (3,459,300)     (7,760,045)
                                                  ------------     -----------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 7).............     22,219,217      32,810,063
                                                  ------------     -----------
    TOTAL INCREASE IN NET ASSETS...............     20,845,558      39,432,517
                                                  ------------     -----------
NET ASSETS:
 Beginning of period...........................     60,138,082      20,705,565
                                                  ------------     -----------
 End of period (including accumulated undis-
  tributed net investment income of $204,604
  and $90,547, respectively)...................   $ 80,983,640     $60,138,082
                                                  ============     ===========



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED      YEAR          YEAR      JANUARY 28, 1994*
                          DECEMBER 31, 1996     ENDED         ENDED          THROUGH
BRINSON FUND CLASS           (UNAUDITED)    JUNE 30, 1996 JUNE 30, 1995   JUNE 30, 1994
-----------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........       $ 11.57         $  9.93       $  9.49         $ 10.00
                               -------         -------       -------         -------
 Income from investment
  operations:
  Net investment income.          0.03            0.18          0.18            0.07
  Net realized and
   unrealized gain
   (loss)...............          0.84            2.29          0.39           (0.54)
                               -------         -------       -------         -------
    Total income (loss)
     from investment op-
     erations...........          0.87            2.47          0.57           (0.47)
                               -------         -------       -------         -------
Less distributions:
  Distributions from net
   investment income....         (0.06)          (0.14)        (0.04)          (0.04)
  Distributions from and
   in excess of net re-
   alized gain..........         (0.99)          (0.69)        (0.09)            --
                               -------         -------       -------         -------
    Total distributions.         (1.05)          (0.83)        (0.13)          (0.04)
                               -------         -------       -------         -------
Net asset value, end of
 period.................       $ 11.39         $ 11.57       $  9.93         $  9.49
                               =======         =======       =======         =======
Total return (non-
 annualized)............          7.67%          25.66%         6.06%          (4.70%)
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........       $38,631         $27,126       $20,706         $20,642
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          1.62%**         1.77%         2.06%           2.65%**
  After expense reim-
   bursement............          1.00%**         1.00%         1.00%           1.00%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          0.80%**         0.57%         0.71%           0.24%**
  After expense reim-
   bursement............          1.42%**         1.34%         1.77%           1.89%**
 Portfolio turnover
  rate..................            17%             74%           36%             21%
 Average commission rate
  paid per share........       $0.0259         $0.0288           N/A             N/A

*  Commencement of investment operations
** Annualized
N/A = Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                               SIX MONTHS ENDED  JULY 31, 1995*
                                               DECEMBER 31, 1996    THROUGH
SWISSKEY FUND CLASS                               (UNAUDITED)    JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period..........      $ 11.57         $ 10.35
                                                    -------         -------
 Income from investment operations:
  Net investment gain (loss)..................         0.02           (0.01)
  Net realized and unrealized gain............         0.80            1.93
                                                    -------         -------
    Total income from investment operations...         0.82            1.92
                                                    -------         -------
 Less distributions:
  Distributions from net investment income....        (0.02)          (0.01)
  Distributions from net realized gain........        (0.99)          (0.69)
                                                    -------         -------
    Total distributions.......................        (1.01)          (0.70)
                                                    -------         -------
Net asset value, end of period................      $ 11.38         $ 11.57
                                                    =======         =======
Total return (non-annualized).................         7.23%          19.25%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........      $42,353         $33,012
 Ratio of expenses to average net assets:
  Before expense reimbursement................         2.38%**         2.53%**
  After expense reimbursement.................         1.76%**         1.76%**
 Ratio of net investment income (loss) to av-
  erage net assets:
  Before expense reimbursement................         0.04%**        (0.19%)**
  After expense reimbursement.................         0.66%**         0.58%**
 Portfolio turnover rate......................           17%             74%
 Average commission rate paid per share.......      $0.0259         $0.0288

*  Commencement of SwissKey Fund Class distribution
** Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND


--------------------------------------------------------------------------------
LOGO

The Global Bond Fund is actively managed, providing a fully integrated treatment of the U.S. and other major fixed income markets across the world. This global approach takes full advantage of relationships both within and across markets, based on consistent analysis of macroeconomic and market conditions. Market and currency strategies are developed in a global asset allocation framework, in conjunction with senior fixed income professionals in Chicago, Basel, Frankfurt, London, Melbourne, Paris, Singapore, Sydney and Tokyo.

The SwissKey Global Bond Fund has provided an annualized return of 11.40% since July 31, 1995 (performance inception date). Its benchmark, the Salomon World Government Bond Index, returned 3.72%. For the year ended December 31, 1996, the Fund returned 8.70%, while the benchmark returned 3.63%. In the second half of 1996, the Fund produced a return of 6.76% compared to the 5.18% return of the benchmark.

Market/currency allocation and bond management strategies all contributed positively to Fund performance in 1996. Market allocation contributions were broadly derived from European and Canadian bond market overweights against the U.S. The Japanese bond market underweight detracted from Fund performance. The currency allocation strategy added value in nearly every currency. Bond management was strong, particularly in the U.S. market.

Bond markets around the world began a period of strength in early 1995 that was grounded on a foundation of poor performance in 1994. The strength the global markets experienced in 1995 was protracted into 1996 for essentially every bond market except for the U.S. In U.S. dollar-hedged terms, the Salomon Brothers Index returned 8.68% in 1996. The U.S. market posted a lackluster return of 2.73% while the non-U.S. portion of the index (hedged) returned 11.82% during the year.

The Fund benefited from a U.S. bond market underweight through the middle of October, when the Fund shifted to a neutral stance. The Fund also benefited from an overweight in core European markets during the year. Despite low yields in Japan, the market generated a relatively strong return; consequently, the Fund's underweight in Japan detracted from performance.

Currency allocation strategy contributed substantially to the performance of the Global Bond Fund relative to the Salomon Brothers World Government Bond Index. During the year, the Fund maintained significant underweights to the Japanese yen and the core European currencies. The aggregate European currency underweight was similar in magnitude to the yen underweight. The U.S. dollar overweight averaged about 35% during the year. The Japanese yen declined by 11.13%, and the core European currency depreciations ranged from 14.31% for the Swiss franc to 5.93% for the French franc. The Fund maintained neutral or overweight positions to currencies that appreciated over the course of 1996.

Bond management was particularly strong in the U.S. due to issue selection in the mortgage-backed and corporate sectors. Security selection contributions were mixed outside the U.S.

                   ------------------------------------------------------------
38

                    GLOBAL BOND FUND


--------------------------------------------------------------------------------
LOGO

 TOTAL RETURN

                                     6 months  1 year  Annualized
                                      ended    ended    7/31/95*
                                     12/31/96 12/31/96 to 12/31/96
------------------------------------------------------------------
SWISSKEY GLOBAL BOND FUND              6.76%    8.70%     11.40%
Salomon World Government Bond Index    5.18     3.63       3.72
------------------------------------------------------------------

*Performance inception date of the SwissKey Global Bond Fund.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the SwissKey Global Bond Fund and the Salomon World Government Bond Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1996. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

SWISSKEY GLOBAL BOND FUND
VS. SALOMON WORLD GOVERNMENT BOND INDEX
Wealth Value with Dividends Reinvested

                             [CHART APPEARS HERE]

                                        Salomon World
                SwissKey Global          Government
                   Bond Fund             Bond Index
                ---------------         -------------
 7/31/95            $10,000                $10,000
 9/30/95             10,218                  9,871
12/31/95             10,722                 10,162
 3/31/96             10,701                  9,972
 6/30/96             10,917                 10,013
 9/30/96             11,287                 10,287
12/31/96             11,654                 10,531


7/31/95 = $10,000               Data through 12/31/96

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                   ------------------------------------------------------------

                    GLOBAL BOND FUND


--------------------------------------------------------------------------------
LOGO

 ASSET ALLOCATION

As of December 31, 1996 (Unaudited)

                       Current
             Benchmark Strategy
-------------------------------
U.S.            33.0%    33.0%
Japan           18.7      5.2
Australia        1.1      0.0
Austria          0.9      0.0
Belgium          2.7      2.8
Canada           3.3      8.0
Denmark          1.7      6.3
Finland          0.5      0.0
France           7.5      7.9
Germany          9.6     13.4
Italy            6.7      7.0
Netherlands      3.4      8.2
Spain            2.8      0.0
Sweden           1.7      1.9
Switzerland      0.4      0.0
U.K.             6.0      6.3
-------------------------------
               100.0%   100.0%

 CURRENCY ALLOCATION

As of December 31, 1996 (Unaudited)

                       Current
             Benchmark Strategy
-------------------------------
U.S.            33.0%    57.4%
Japan           18.7      8.7
Australia        1.1      1.1
Austria          0.9      0.0
Belgium          2.7      2.8
Canada           3.3      3.2
Denmark          1.7      1.7
Finland          0.5      0.0
France           7.5      1.5
Germany          9.6      5.6
Italy            6.7      7.0
Netherlands      3.4      0.0
Spain            2.8      2.8
Sweden           1.7      1.9
Switzerland      0.4      0.0
U.K.             6.0      6.3
-------------------------------
               100.0%   100.0%

 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996 (Unaudited)

--------------------------------------------------------------------------------
U.S. BONDS
Corporate Bonds
 Asset-Backed...........................................................   0.70%
 CMO....................................................................   0.41
 Consumer...............................................................   0.69
 Financial..............................................................   1.66
 Industrial.............................................................   0.81
 Telecommunications.....................................................   0.64
                                                                         ------
                                                                           4.91
 International Dollar Bonds.............................................   1.83
 U.S. Government Agencies...............................................   9.85
 U.S. Government Obligations............................................  11.92
                                                                         ------
   Total U.S. Bonds.....................................................  28.51*
                                                                         ------
NON-U.S. BONDS
Foreign Financial Bonds.................................................  23.90
Foreign Government Bonds................................................  41.78
                                                                         ------
   Total Non-U.S. Bonds.................................................  65.68
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   6.01*
                                                                         ------
   TOTAL INVESTMENTS.................................................... 100.20
LIABILITIES, LESS CASH AND OTHER ASSETS ................................  (0.20)
                                                                         ------
   NET ASSETS........................................................... 100.00%
                                                                         ======
--------------------------------------------------------------------------------

*The Fund held a long position in U.S. Treasury futures on December 31, 1996 which increased U.S. bond exposure from 28.51% to 32.47% and decreased the Fund's exposure to Short-Term Investments from 6.01% to 2.05%.

                   ------------------------------------------------------------
40

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                        FACE
                                                           AMOUNT       VALUE
                                                          ---------- ----------
Bonds -- 94.19%
U.S. BONDS -- 28.51%
U.S. CORPORATE BONDS -- 4.91%
Asset Securitization Corp. 96-D3
 7.210%, due 10/13/26.................................... $  140,000 $   142,805
Capital One Bank
 6.830%, due 05/17/99 ...................................    200,000     200,923
Chase Manhattan Auto Owner Trust 96C-A4
 6.150%, due 03/15/02....................................    125,000     124,375
Chrysler Financial Corp. MTN
 6.500%, due 08/21/97....................................    165,000     165,784
Ford Credit Auto Lease Trust
 6.350%, due 10/15/98....................................    134,247     134,592
Ford Credit Grantor Trust 95-B
 5.900%, due 10/15/00....................................     65,914      65,986
Ford Motor Co.
 7.250%, due 10/01/08....................................    200,000     201,705
GMAC MTN
 6.750%, due 06/10/02....................................    200,000     200,754
Green Tree Financial 94-2
 8.300%, due 05/15/19....................................     25,000      26,442
Lockheed Martin Corp.
 7.700%, due 06/15/08....................................    125,000     130,854
News America Corp.
 7.750%, due 01/20/24....................................    275,000     262,871
The Money Store 94-A3
 5.525%, due 09/15/18....................................     86,249      84,622
Time Warner Entertainment, Inc.
 8.375%, due 03/15/23....................................    235,000     238,872
Time Warner, Inc.
 9.150%, due 02/01/23....................................     40,000      43,347
                                                                     -----------
                                                                       2,023,932
                                                                     -----------
INTERNATIONAL DOLLAR BONDS -- 1.83%
Korea Development Bank
 6.625%, due 11/21/03....................................     90,000      89,331
Province of Quebec
 7.500%, due 07/15/23....................................    235,000     234,589
Republic of South Africa
 9.625%, due 12/15/99....................................    125,000     132,969
Royal Bank of Scotland
 7.375%, due 04/01/06....................................    300,000     298,987
                                                                     -----------
                                                                         755,876
                                                                     -----------
U.S. GOVERNMENT AGENCIES -- 9.85%
Federal Home Loan Mortgage Corp.
 6.520%, due 01/02/02....................................    300,000     300,885
 6.750%, due 05/30/06....................................     65,000      65,479
 7.000%, due 04/15/07....................................    193,904     190,836
 5.800%, due 08/15/19....................................     90,000      84,067
 6.500%, due 05/15/21....................................    107,708      97,743
Federal Home Loan Mortgage Corp. Gold
 8.000%, due 05/01/23....................................    113,402     115,564
 9.000%, due 05/01/24....................................    324,175     346,012
 9.500%, due 04/01/25....................................     31,268      33,652
Federal National Mortgage Association
 6.500%, due 03/01/03....................................    455,000     450,168
 6.220%, due 03/13/06....................................    150,000     145,013
 6.500%, due 04/25/08....................................    110,333     105,251
 9.000%, due 08/01/21....................................     31,246      33,256
 8.500%, due 07/01/22....................................     22,762      23,919
 7.500%, due 05/01/25....................................    385,767     385,647
 6.500%, due 02/01/26....................................     78,160      74,569
 6.500%, due 03/01/26....................................    820,000     782,331
 7.000%, due 03/01/26....................................    180,000     176,119
 7.500%, due 12/01/26....................................    299,101     299,119
Federal National Mortgage
 Association Strips
 8.000%, due 07/01/24 interest only......................    116,861      36,012
 0.000%, due 07/01/26 principal only.....................    103,393      69,564
Government National Mortgage Association
 6.500%, due 03/20/26....................................     68,926      65,329
Independent National Mortgage Corp. 8.350%, due
 06/25/25................................................    175,000     179,209
                                                                     -----------
                                                                       4,059,744
                                                                     -----------
U.S. GOVERNMENT OBLIGATIONS-- 11.92%
U.S. Treasury Coupon Strips
 0.000%, due 05/15/08 principal only.....................    245,000     116,598
U.S. Treasury Notes and Bonds
 6.250%, due 10/31/01....................................  1,660,000   1,661,038
 7.000%, due 07/15/06....................................    940,000     976,719
 8.125%, due 05/15/21....................................  1,860,000   2,157,600
                                                                     -----------
                                                                       4,911,955
                                                                     -----------
Total U.S. Bonds.........................................             11,751,507
                                                                     -----------
NON-U.S. BONDS -- 65.68%
BELGIUM -- 2.73%
Kingdom of Belgium
 8.750%, due 06/25/02.............................. BEF   14,000,000     520,386
 9.000%, due 03/28/03....................................  4,000,000     151,251
 7.500%, due 07/29/08.................................... 13,000,000     453,298
                                                                     -----------
                                                                       1,124,935
                                                                     -----------
CANADA -- 7.96%
British Columbia
 7.750%, due 06/16/03.............................. CAD    1,050,000     835,993
 7.250%, due 09/21/05....................................  1,290,000     981,193
Government of Canada
 4.250%, due 12/01/21(b).................................  1,820,000   1,465,566
                                                                     -----------
                                                                       3,282,752
                                                                     -----------
DENMARK -- 6.21%
City of Copenhagen
 6.250%, due 03/15/01.............................. DKR    2,400,000     424,147
Great Belt
 7.000%, due 09/02/03.................................... 10,650,000   1,895,692
Kingdom of Denmark
 7.000%, due 11/10/24....................................  1,500,000     241,062
                                                                     -----------
                                                                       2,560,901
                                                                     -----------


--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                        FACE
                                                           AMOUNT       VALUE
                                                          ---------- ----------
FRANCE -- 7.73%
Eurofima
 8.625%, due 09/01/99............................ FRF     5,100,000 $ 1,096,897
Government of France (OAT)
 8.500%, due 12/26/12................................     3,100,000     726,714
 8.500%, due 04/25/23................................     2,400,000     563,218
KFW International Finance
 7.750%, due 02/17/98................................     2,600,000     523,568
Kingdom of Finland
 9.000%, due 08/13/03................................     1,200,000     278,147
                                                                    -----------
                                                                      3,188,544
                                                                    -----------
GERMANY -- 13.23%
Bundesrepublik Deutscheland
 6.250%, due 01/04/24............................ DEM       800,000     492,687
European Economic Community
 6.500%, due 03/10/00................................     2,650,000   1,833,901
Kingdom of Norway
 6.125%, due 05/05/98................................     1,040,000     698,125
LKB Baden-Wurt Finance
 6.500%, due 09/15/08................................     1,300,000     866,751
Republic of Ireland
 7.250%, due 03/18/03................................     2,200,000   1,562,455
                                                                    -----------
                                                                      5,453,919
                                                                    -----------
ITALY -- 6.64%
Bayerische Landesbank
 10.750%, due 03/01/03........................... ITL 1,000,000,000     771,950
European Investment Bank
 12.750%, due 02/15/00...............................   150,000,000     115,546
Landesbank Rheinland
 8.250%, due 06/02/98................................   750,000,000     502,532
LKB Baden-Wurt Finance
 10.750%, due 04/14/03...............................   950,000,000     734,915
Republic of Italy (BTP)
 9.500%, due 02/01/01................................   850,000,000     613,867
                                                                    -----------
                                                                      2,738,810
                                                                    -----------
JAPAN -- 5.52%
Asian Development Bank
 5.000%, 02/05/03................................ JPY    40,000,000     400,620
Government of Japan No.133
 7.300%, due 09/20/00................................    25,000,000     262,019
Government of Japan No.144
 6.000%, due 12/20/01................................    50,000,000     516,628
Republic of Austria
 5.000%, due 01/22/01................................    50,000,000     490,006
World Bank 5.250%, due 03/20/02......................    60,000,000     604,484
                                                                    -----------
                                                                      2,273,757
                                                                    -----------

NETHERLANDS -- 7.88%
Government of Nederlands
 7.500%, due 11/15/99............................... NLG 1,355,000 $   858,968
International Nederland Verzekeringen 6.250%, due
 12/28/05............................................... 1,800,000   1,062,726
Rabobank
 6.750%, due 06/25/03................................... 1,400,000     873,149
Republic of Austria
 6.250%, due 02/28/24...................................   825,000     453,165
                                                                   -----------
                                                                     3,248,008
                                                                   -----------
SWEDEN - 1.79%
Kingdom of Sweden
 6.000%, due 02/09/05................................SWK 5,200,000     738,022
                                                                   -----------
UNITED KINGDOM -- 5.99%
Abbey National
 8.750%, due 05/24/04................................GBP   350,000     620,721
British Gas PLC
 8.125%, due 03/31/03...................................   545,000     940,901
UK Treasury
 7.750%, due 09/08/06...................................    45,000      78,291
 9.000%, due 10/13/08...................................   260,000     492,589
 8.000%, due 09/27/13...................................   190,000     335,439
                                                                   -----------
                                                                     2,467,941
                                                                   -----------
Total Non-U.S. Bonds....................................            27,077,589
                                                                   -----------
Total Bonds (Cost $37,402,378)..........................            38,829,096
                                                                   -----------
Short-Term Investments-- 6.01%
GOVERNMENT OBLIGATIONS -- 0.06%
U.S. Treasury Bills 5.063%, due 05/01/97................    25,000      24,581
                                                                   -----------
COMMERCIAL PAPER -- 5.95%
Cincinnati Bell, Inc.
 7.250%, 01/02/97.......................................   207,000     206,958
CNA Financial Corp.
 6.250%, due 01/23/97...................................   500,000     498,090
Crown Cork & Seal Co.,
 5.520%, due 01/10/97...................................   500,000     499,310
PanEnergy Corp.
 6.05%, due 01/17/97....................................   500,000     498,656
Vastar Resources, Inc.
 6.020%, due 01/02/97...................................   500,000     499,916
Whirlpool Financial Corp.
 6.000%, due 01/03/97...................................   250,000     249,917
                                                                   -----------
                                                                     2,452,847
                                                                   -----------
Total Short-Term Investments
 (Cost $2,477,425)......................................             2,477,428
                                                                   -----------
Total Investments
 (Cost $39,879,803) -- 100.20% (a)......................            41,306,524
                                                                   -----------
Liabilities, less cash and other assets -- (0.20%)......               (81,085)
                                                                   -----------
Net Assets -- 100%......................................           $41,225,439
                                                                   ===========

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------
42

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $39,879,803; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................. $1,660,144
      Gross unrealized depreciation.................................   (233,423)
                                                                     ----------
          Net unrealized appreciation............................... $1,426,721
                                                                     ==========

(b)  Linked to Canada's retail price index. Reset semi-annually.

MTN: Medium term note

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Bond Fund had the following open forward foreign currency contracts as of December 31, 1996:

                                  SETTLEMENT    LOCAL     CURRENT  UNREALIZED
                                     DATE     CURRENCY     VALUE   GAIN/(LOSS)
                                  ---------- ----------- --------- ----------
      FORWARD FOREIGN CURRENCY
       BUY CONTRACTS
      Australian Dollar..........  05/30/97      500,000 $ 396,624  $(10,376)
      Japanese Yen...............  05/05/97  165,000,000 1,451,551   (35,306)
      Spanish Peseta.............  05/30/97  138,000,000 1,058,498       216
      FORWARD FOREIGN CURRENCY
       SALE CONTRACTS
      Canadian Dollar............  05/30/97    2,900,000 2,135,475    32,084
      Danish Kroner..............  05/30/97   11,300,000 1,930,758       536
      Dutch Guilder..............  05/30/97    5,800,000 3,386,583     7,215
      French Franc...............  05/30/97   14,000,000 2,717,348   (14,645)
      German Mark ...............  05/30/97    5,200,000 3,406,760       842
                                                                    --------
          Total..................                                   $(19,734)
                                                                    ========

FUTURES CONTRACTS (NOTE 5)

The Global Bond Fund had the following open futures contracts as of December 31, 1996:

                                        SETTLEMENT          CURRENT  UNREALIZED
                                           DATE      COST    VALUE      LOSS
                                        ---------- -------- -------- ----------
FUTURES BUY CONTRACTS
 5 year U.S. Treasury Notes, 6 con-
 tracts................................ March 1997 $645,375 $639,563  $ (5,812)
10 year U.S. Treasury Notes, 5 con-
 tracts................................ March 1997  554,063  545,625    (8,438)
30 year U.S. Treasury Bonds, 4 con-
 tracts................................ March 1997  460,000  450,500    (9,500)
                                                                      --------
    Total..............................                               $(23,750)
                                                                      ========

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1996 was $24,581.



                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $39,879,803) (Note 1)................ $41,306,524
 Cash.............................................................   1,186,716
 Foreign currency, at value (Cost $79,558)........................      77,444
 Receivables:
  Investment securities sold......................................   1,106,341
  Interest........................................................   1,142,553
  Fund shares sold................................................       6,533
  Due from advisor................................................      20,580
 Other assets.....................................................       5,655
                                                                   -----------
    TOTAL ASSETS..................................................  44,852,346
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................   2,821,281
  Fund shares redeemed............................................     645,334
  Variation margin (Note 5).......................................      12,312
  Net unrealized depreciation on forward foreign currency con-
   tracts.........................................................      19,734
  Accrued expenses................................................     128,246
                                                                   -----------
    TOTAL LIABILITIES.............................................   3,626,907
                                                                   -----------
NET ASSETS........................................................ $41,225,439
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)......................................... $41,356,690
 Accumulated distributions in excess of net investment income.....  (1,448,556)
 Accumulated distributions in excess of net realized gain.........    (63,232)
 Net unrealized appreciation......................................   1,380,537
                                                                   -----------
    NET ASSETS.................................................... $41,225,439
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
 Net asset value, offering price and redemption price per share
  (Based on net assets of $37,704,006 and 3,937,187 shares issued
  and outstanding) (Note 7)....................................... $      9.58
                                                                   ===========
 SwissKey Fund Class:
 Net asset value, offering price and redemption price per share
  (Based on net assets of $3,521,433 and 368,181 shares issued and
  outstanding) (Note 7)........................................... $      9.56
                                                                   ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
 Interest.......................................................... $1,352,589
                                                                    ----------
    TOTAL INCOME...................................................  1,352,589
                                                                    ----------
EXPENSES:
 Advisory (Note 2).................................................    159,408
 Accounting........................................................     62,618
 Professional......................................................     31,464
 Transfer agent....................................................     24,856
 Custodian.........................................................     21,192
 Registration......................................................     20,504
 Administration....................................................     18,520
 Distribution (Note 6).............................................      9,380
 Other.............................................................     21,839
                                                                    ----------
    TOTAL EXPENSES.................................................    369,781
    Expenses deferred and reimbursed by Advisor (Note 2)...........   (168,938)
                                                                    ----------
    NET EXPENSES...................................................    200,843
                                                                    ----------
    NET INVESTMENT INCOME..........................................  1,151,746
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................    723,433
  Futures contracts................................................     77,372
  Foreign currency transactions....................................   (126,037)
                                                                    ----------
   Net realized gain...............................................    674,768
                                                                    ----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency.................................    935,964
  Futures contracts................................................    (21,891)
  Forward contracts................................................    123,239
  Translation of other assets and liabilities denominated in for-
   eign currency...................................................     12,863
                                                                    ----------
   Change in net unrealized appreciation or depreciation...........  1,050,175
                                                                    ----------
 Net realized and unrealized gain..................................  1,724,943
                                                                    ----------
 Net increase in net assets resulting from operations.............. $2,876,689
                                                                    ==========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR
                                                 SIX MONTHS ENDED     ENDED
                                                 DECEMBER 31, 1996    JUNE
                                                    (UNAUDITED)     30, 1996
                                                 ----------------- -----------
OPERATIONS:
 Net investment income..........................    $ 1,151,746    $ 2,351,810
 Net realized gain..............................        674,768      4,022,906
 Change in net unrealized appreciation or depre-
  ciation ......................................      1,050,175     (1,992,544)
                                                    -----------    -----------
 Net increase in net assets resulting from oper-
  ations........................................      2,876,689      4,382,172
                                                    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income.......     (2,204,689)    (3,447,154)
 Distributions in excess of net investment in-
  come..........................................     (1,615,023)    (1,534,232)
 Distributions from net realized gain...........       (769,789)      (355,057)
                                                    -----------    -----------
 Total distributions to shareholders*...........     (4,589,501)    (5,336,443)
                                                    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................      4,488,660     14,584,928
 Shares issued on reinvestment of distributions.      3,667,961      3,954,345
 Shares redeemed................................     (9,937,375)   (24,728,515)
                                                    -----------    -----------
 Net (decrease) in net assets resulting from
  capital share transactions (Note 7)...........     (1,780,754)    (6,189,242)
                                                    -----------    -----------
    TOTAL (DECREASE) IN NET ASSETS..............     (3,493,566)    (7,143,513)
                                                    -----------    -----------
NET ASSETS:
 Beginning of period............................     44,719,005     51,862,518
                                                    -----------    -----------
 End of period (including accumulated undistrib-
  uted net investment income of ($1,448,556) and
  $1,052,943, respectively).....................    $41,225,439    $44,719,005
                                                    ===========    ===========
*DISTRIBUTIONS BY CLASS:
 Distributions from and in excess of net invest-
  ment income
  Brinson Fund Class............................     (3,503,032)    (4,734,956)
  SwissKey Fund Class...........................       (316,680)      (246,430)
 Distributions from net realized gain
  Brinson Fund Class............................       (704,236)      (338,786)
  SwissKey Fund Class...........................        (65,553)       (16,271)
                                                    -----------    -----------
 Total distributions to shareholders............     (4,589,501)    (5,336,443)
                                                    -----------    -----------


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED      YEAR          YEAR      JULY 30, 1993*
                          DECEMBER 31, 1996     ENDED         ENDED        THROUGH
BRINSON FUND CLASS           (UNAUDITED)    JUNE 30, 1996 JUNE 30, 1995 JUNE 30, 1994
--------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........       $ 10.04         $ 10.39       $  9.55       $ 10.00
                               -------         -------       -------       -------
 Income (loss) from in-
  vestment operations:
  Net investment income
   .....................          0.93            0.84          0.50          0.45
  Net realized and
   unrealized gain
   (loss)...............         (0.24)           0.31          0.58         (0.52)
                               -------         -------       -------       -------
    Total income (loss)
     from investment op-
     erations...........          0.69            1.15          1.08         (0.07)
                               -------         -------       -------       -------
 Less distributions:
  Distributions from and
   in excess of net in-
   vestment income......         (0.96)          (1.40)        (0.24)        (0.28)
  Distributions from and
   in excess of net re-
   alized gain..........         (0.19)          (0.10)          --          (0.10)
                               -------         -------       -------       -------
    Total distributions.         (1.15)          (1.50)        (0.24)        (0.38)
                               -------         -------       -------       -------
Net asset value, end of
 period.................       $  9.58         $ 10.04       $ 10.39       $  9.55
                               =======         =======       =======       =======
Total return (non-
 annualized)............          7.03%          11.50%        11.34%        (0.79%)
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........       $37,704         $41,066       $51,863       $36,849
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          1.69%**         1.65%         1.43%         1.78%**
  After expense reim-
   bursement............          0.90%**         0.90%         0.90%         0.90%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          4.66%**         4.98%         5.53%         4.03%**
  After expense reim-
   bursement............          5.45%**         5.73%         6.06%         4.91%**
 Portfolio turnover
  rate..................           107%            184%          199%          189%

 * Commencement of investment operations
** Annualized



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  SIX MONTHS
                                                     ENDED       JULY 31, 1995*
                                               DECEMBER 31, 1996    THROUGH
SWISSKEY FUND CLASS                               (UNAUDITED)    JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period..........      $10.02           $10.56
                                                    ------           ------
 Income from investment operations:
  Net investment income.......................        0.91             0.78
  Net realized and unrealized gain (loss).....       (0.24)            0.15
                                                    ------           ------
    Total income from investment operations...        0.67             0.93
                                                    ------           ------
 Less distributions:
  Distributions from and in excess of net in-
   vestment income............................       (0.94)           (1.37)
  Distributions from net realized gain........       (0.19)           (0.10)
                                                    ------           ------
    Total distributions.......................       (1.13)           (1.47)
                                                    ------           ------
Net asset value, end of period................      $ 9.56           $10.02
                                                    ======           ======
Total return (non-annualized).................        6.76%            9.17%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........      $3,521           $3,653
 Ratio of expenses to average net assets:
  Before expense reimbursement................        2.18%**          2.14%**
  After expense reimbursement.................        1.39%**          1.39%**
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement................        4.17%**          4.49%**
  After expense reimbursement.................        4.96%**          5.24%**
 Portfolio turnover rate......................         107%             184%

*  Commencement of SwissKey Fund Class distribution
** Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of seven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund and Non-U.S. Equity Fund. Each Fund has two classes of shares outstanding, Brinson Fund Class and SwissKey Fund Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights.

The Trust entered into an Agreement and Plan of Reorganization dated June 16, 1995 (the "Plan of Reorganization"), with SwissKey Funds. On July 28, 1995, pursuant to the Plan of Reorganization, the Trust acquired all of the net assets of the SBC World Growth Fund of the SwissKey Funds, which totalled $25,670,575 (including $3,848,285 of net unrealized appreciation) in exchange solely for 2,474,177 SwissKey Fund shares of the Trust's Global Equity Fund. The SwissKey Fund shares were then distributed to shareholders of the SBC World Growth Fund according to their respective interests, and the SBC World Growth Fund was dissolved. The total net assets of the Global Equity Fund were $47,088,147 immediately after the acquisition.

The following is a summary of significant accounting policies consistently followed by the Global Fund, Global Equity Fund and Global Bond Fund (each a "Fund," collectively the "Funds") in the preparation of their financial statements.

A. INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the fund. U.S. equity securities traded over the counter are priced at the most recent bid price. Fixed income/debt securities are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using the mean between the bid and the asked forward points added to the current exchange rate. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss in the statement of operations.

C. INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. INVESTMENT INCOME: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1996. Therefore, no federal income tax provision was required.

--------------------------------------------------------------------------------

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

F. DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

G. INCOME AND EXPENSE ALLOCATION: All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Fund Class shares will not incur any of the distribution expenses.

H. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Funds pay the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended December 31, 1996, were as follows:

                                                                               FEES
                         ADVISORY BRINSON CLASS SWISSKEY CLASS  ADVISORY  DEFERRED AND/OR
                           FEE     EXPENSE CAP   EXPENSE CAP      FEES      REIMBURSED
                         -------- ------------- -------------- ---------- ---------------
Global Fund.............   0.80%      1.10%          1.75%     $2,019,630    $    --
Global Equity Fund......   0.80       1.00           1.76         276,132     216,697
Global Bond Fund........   0.75       0.90           1.39         159,408     168,938

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were $5,888, $2,208 and $2,208 for the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

At December 31, 1996, the Global Fund was invested in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments are listed in the schedule of investments and represent 9.43% of the Fund's total net assets. At December 31, 1996, net unrealized appreciation on these investments was $5,160,007.

3.  INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 1996, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                        PURCHASES    FROM SALES
                                                       ------------ ------------
Global Fund........................................... $408,770,372 $397,827,575
Global Equity Fund....................................   21,925,975   10,301,042
Global Bond Fund......................................   41,276,806   44,423,362

4.  FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation

--------------------------------------------------------------------------------
50

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at and for the six months ended December 31, 1996, was the Funds' custodian.

5.  FUTURES CONTRACTS

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.  DISTRIBUTION PLAN

The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Fund Class of shares. Annual fees under the Plan, which include a 0.25% service fee, total 0.65%, 0.76% and 0.49% of the average daily net assets of the SwissKey Fund Class of the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

7.  CAPITAL TRANSACTIONS

Capital stock transactions were as follows:

                                                    GLOBAL FUND
                                    --------------------------------------------
                                      SIX MONTHS ENDED
                                      DECEMBER 31, 1996        PERIOD ENDED
                                         (UNAUDITED)          JUNE 30, 1996
                                    --------------------- ----------------------
                                     SHARES      VALUE     SHARES      VALUE
                                    --------- ----------- --------- ------------
Sales:
 Brinson Fund Class................ 4,583,763 $57,951,937 7,972,013 $ 95,544,500
 SwissKey Fund Class...............   211,635   2,646,592 1,155,619   13,939,062
                                    --------- ----------- --------- ------------
    Total Sales.................... 4,795,398 $60,598,529 9,127,632 $109,483,562
                                    ========= =========== ========= ============
Dividend Reinvestment:
 Brinson Fund Class................ 4,022,259 $48,025,771 2,632,284 $ 30,918,724
 SwissKey Fund Class...............   130,547   1,554,814    20,488      243,591
                                    --------- ----------- --------- ------------
    Total Dividend Reinvestment.... 4,152,806 $49,580,585 2,652,772 $ 31,162,315
                                    ========= =========== ========= ============
Redemptions:
 Brinson Fund Class................ 5,171,939 $64,203,767 5,330,521 $ 63,966,318
 SwissKey Fund Class...............    54,093     683,312    24,583      296,145
                                    --------- ----------- --------- ------------
    Total Redemptions.............. 5,226,032 $64,887,079 5,355,104 $ 64,262,463
                                    ========= =========== ========= ============

--------------------------------------------------------------------------------

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                                               GLOBAL EQUITY FUND
                                   -------------------------------------------
                                     SIX MONTHS ENDED
                                     DECEMBER 31, 1996       PERIOD ENDED
                                        (UNAUDITED)          JUNE 30, 1996
                                   --------------------- ---------------------
                                    SHARES      VALUE     SHARES      VALUE
                                   --------- ----------- --------- -----------
Sales:
 Brinson Fund Class...............   837,664 $ 9,913,092   285,419 $ 3,205,567
 SwissKey Fund Class..............   808,570   9,474,311   746,285   8,357,646
                                   --------- ----------- --------- -----------
    Total Sales................... 1,646,234 $19,387,403 1,031,704 $11,563,213
                                   ========= =========== ========= ===========
Shares issued in acquisition of
 SBC World Growth Fund:
 Brinson Fund Class...............       --          --        --          --
 SwissKey Fund Class..............       --  $       --  2,474,177 $25,670,575
                                   --------- ----------- --------- -----------
    Total.........................       --  $       --  2,474,177 $25,670,575
                                   ========= =========== ========= ===========
Dividend Reinvestment:
 Brinson Fund Class...............   288,818 $ 3,237,655   160,063 $ 1,694,631
 SwissKey Fund Class..............   272,630   3,053,458   155,720   1,641,689
                                   --------- ----------- --------- -----------
    Total Dividend Reinvestment...   561,448 $ 6,291,113   315,783 $ 3,336,320
                                   ========= =========== ========= ===========
Redemptions:
 Brinson Fund Class...............    77,459 $   944,496   186,600 $ 2,055,092
 SwissKey Fund Class..............   212,095   2,514,803   523,404   5,704,953
                                   --------- ----------- --------- -----------
    Total Redemptions.............   289,554 $ 3,459,299   710,004 $ 7,760,045
                                   ========= =========== ========= ===========
                                                GLOBAL BOND FUND
                                   -------------------------------------------
                                     SIX MONTHS ENDED
                                     DECEMBER 31, 1996       PERIOD ENDED
                                        (UNAUDITED)          JUNE 30, 1996
                                   --------------------- ---------------------
                                    SHARES      VALUE     SHARES      VALUE
                                   --------- ----------- --------- -----------
Sales:
 Brinson Fund Class...............   402,651 $ 4,150,385 1,094,889 $10,985,420
 SwissKey Fund Class..............    32,865     338,275   345,211   3,599,508
                                   --------- ----------- --------- -----------
    Total Sales...................   435,516 $ 4,488,660 1,440,100 $14,584,928
                                   ========= =========== ========= ===========
Dividend Reinvestment:
 Brinson Fund Class...............   348,609 $ 3,318,757   374,786 $ 3,722,031
 SwissKey Fund Class..............    36,719     349,204    23,414     232,314
                                   --------- ----------- --------- -----------
    Total Dividend Reinvestment...   385,328 $ 3,667,961   398,200 $ 3,954,345
                                   ========= =========== ========= ===========
Redemptions:
 Brinson Fund Class...............   905,614 $ 9,248,017 2,369,683 $24,686,522
 SwissKey Fund Class..............    65,831     689,358     4,197      41,993
                                   --------- ----------- --------- -----------
    Total Redemptions.............   971,445 $ 9,937,375 2,373,880 $24,728,515
                                   ========= =========== ========= ===========

--------------------------------------------------------------------------------
52

--------------------------------------------------------------------------------
                                DISTRIBUTED BY:
                            FUNDS DISTRIBUTOR, INC.
                                60 STATE STREET
                                BOSTON, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

[Logo of SwissKey Funds]

10 East 50th Street . New York, New York 10022 . Tel: (800) SWISSKEY . http://networth.galt.com/swisskey

                                      LOGO
                          SWISSKEY U.S. BALANCED FUND

                           SWISSKEY U.S. EQUITY FUND

                            SWISSKEY U.S. BOND FUND
                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1996



                            Your Key to Performance
                         -----------------------------

                    TRUSTEES AND OFFICERS


--------------------------------------------------------------------------------
LOGO

TRUSTEES

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob


OFFICERS

Frank K. Reilly, CFA           Carolyn M. Burke, CPA
Chairman of the Board          Assistant Secretary

E. Thomas McFarlan             Catherine E. Macrae
President and Treasurer        Assistant Secretary

Thomas J. Digenan, CFA, CPA    Debra L. Nichols
Assistant Treasurer            Assistant Secretary

Bruce G. Leto
Secretary


                   ------------------------------------------------------------

                     THE FUNDS' ADVISOR -- BRINSON PARTNERS, INC.


--------------------------------------------------------------------------------
LOGO

In 1995, Brinson Partners, Inc. and Swiss Bank Corporation combined their institutional investment management organizations into a single investment management business operating as Brinson Partners, Inc. in North America and SBC Brinson in its other world-wide locations. We are a global investment management organization with over $72 billion in institutional assets under discretionary active management. We are also the investment advisor for SBC Private Banking mutual fund assets which total $47 billion. The firm manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other institutional investors located throughout the world. Our organization employs over 590 people in offices in Chicago, Basel, Frankfurt, Geneva, London, Melbourne, New York, Paris, Singapore, Sydney, Tokyo and Zurich.

Brinson Partners, Inc., an established U.S.-based leader in the investment business located in Chicago, acts as the headquarters of our world-wide investment management process. The firm began managing international securities and venture capital in the early to mid-1970s. Brinson Partners, Inc. pioneered the movement to the active management of global portfolios in the early 1980s for U.S. clients and has offered fully integrated global portfolios since then.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.

                   ------------------------------------------------------------
2

                    TABLE OF CONTENTS

--------------------------------------------------------------------------------

LOGO

Shareholder Letter............................................................ 4

U.S. Economic and Market Highlights........................................... 5

U.S. Balanced Fund............................................................ 6

 Schedule of Investments...................................................... 9

 Financial Statements.........................................................12

 Financial Highlights.........................................................15

U.S. Equity Fund..............................................................17

 Schedule of Investments......................................................20

 Financial Statements.........................................................22

 Financial Highlights.........................................................25

U.S. Bond Fund................................................................27

 Schedule of Investments......................................................30

 Financial Statements.........................................................31

 Financial Highlights.........................................................34

The SwissKey Funds--Notes to Financial Statements.............................36

                   ------------------------------------------------------------

                    SHAREHOLDER LETTER

--------------------------------------------------------------------------------
LOGO
February 19, 1997

Dear Shareholder:

We appreciate the confidence you have placed in us and are pleased to present you with the December 31, 1996 Semi-Annual Report for the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund. This Report presents our current U.S. economic and market outlook, as well as the Funds' recent investment strategies and performance. To summarize this information:

U.S. Balanced Fund

For the period from July 31, 1995 to December 31, 1996, the Fund has provided an annualized total return of 13.84%. For the second half of 1996, the Fund returned 7.75%.

The Fund's market allocation has been characterized by an underweight in the U.S. equity market and an overweight to the U.S. bond market where return and risk characteristics are presently more attractive.

U.S. Equity Fund

For the period from July 31, 1995 to December 31, 1996, the Fund provided an annualized total return of 27.78%. The Fund returned 12.63% in the second half of 1996.

Fund strategy presently maintains a modest overweight in stocks with high book-to-price, earnings variability and financial leverage characteristics. In addition, the Fund is underweighted the foreign earnings exposure embedded in U.S. corporate earnings, particularly relative to the S&P 500. Current industry positions include relative overweights in capital goods, banks, transportation, insurance, healthcare and consumer non-durables issues. The Fund remains underweighted in energy, technology, utility, chemicals and retail/apparel stocks.

U.S. Bond Fund

For the period from August 31, 1995 to December 31, 1996, the Fund returned 6.39%. For the second half of 1996, the Fund returned 5.19%.

Fund strategy currently maintains a duration target of 1.3 times that of the benchmark.

We look forward to the challenges ahead and, as always, welcome your comments and suggestions. Please visit our website at http://networth.galt.com/swisskey.

Sincerely,

/s/ Raoul Weil             /s/ Raymond Simon
Raoul Weil                 Raymond Simon
Managing Director          Executive Director
PRIVATE  LOGO  BANKING     PRIVATE  LOGO  BANKING

                  -------------------------------------------------------------
4

                    U.S. ECONOMIC AND MARKET HIGHLIGHTS


--------------------------------------------------------------------------------
LOGO
Real GDP grew 2.5% in 1996, consisting of quarterly growth rates alternating between strong and modest. This was consistent with our view that the economy will continue to produce moderate growth, although with typical fluctuations from period to period. Overall, growth is at a level approximating the economy's long-run potential.

While the bond market has been adjusting yields, often by substantial amounts, on the slightest bit of news, inflation has remained consistently moderate. Even though oil prices rose to $25 per barrel last year, there was little impact discernible on intermediate or final goods prices. While consumer price inflation has been running between 2.25% and 3.25% since 1991, other measures of inflation, such as the personal consumption deflator and the core CPI, have shown even less price pressure. The Federal Reserve continues to act as though operating with a de facto inflation target, rather than attempting to satisfy non-inflation aims.

With November's election leaving the balance of power generally unchanged, fiscal policy is reasonably likely to remain geared toward deficit control. While any future economic weakness would offset the relatively strong tax revenues at present, lawmakers realize that many voters are increasingly reluctant to pay for programs with benefits which do not clearly exceed the costs.

 U.S. ENVIRONMENT
                                 MAJOR MARKETS

                        One Year Ended December 31, 1996

                           [BAR CHART APPEARS HERE]

Total Return
U.S. Cash Equivalents 5.16
U.S. Bonds 3.63
U.S. Equities 21.21


                    SALOMON U.S. TREASURY BENCHMARK RETURNS

                        One Year Ended December 31, 1996

                           [BAR CHART APPEARS HERE]

Maturity (Years)   Total Return
----------------   ------------
1                      5.68
2                      4.80
3                      4.21
5                      2.43
10                     0.07
30                    -4.44


                           TOP TEN INDUSTRY RETURNS
                              RELATIVE TO S&P 500

                       One Year Ended December 31, 1996

                           [BAR CHART APPEARS HERE]

Banks 9.28
Thrift Institutions 9.57
Apparel, Textiles 10.77
Domestic Petroleum Reserves 11.15
Business Machines 11.35
Aerospace 13.96
Miscellaneous 14.82
Misc. Finance 16.11
Cosmetics 25.93
Oil Service 42.7

Source: BARRA


                BOTTOM TEN INDUSTRY RETURNS RELATIVE TO S&P 500

                       One Year Ended December 31, 1996

                           [BAR CHART APPEARS HERE]

Coal & Uranium -40.81
Trucking, Freight -34.51
Iron & Steel -24.98
Telephone, Telegraph -19.9
Electric Utilities -19.17
Precious Metals -17.46
Forest Products -16.63
Pollution Control -16.31
Water Transport -13.76
Media -13.57

Source: BARRA

                   ------------------------------------------------------------

                    U.S. BALANCED FUND


--------------------------------------------------------------------------------
LOGO
The U.S. Balanced Fund is an actively managed portfolio that applies our value-based asset allocation process to U.S. stocks, bonds and cash. This Fund's investment strategy is developed in the context of our global asset allocation process and is based on analysis of long-term economic and market conditions.

The SwissKey U.S. Balanced Fund has provided an annualized return of 13.84% since its inception on July 31, 1995. This compares with the corresponding 17.04% return of its benchmark, the U.S. Balanced Mutual Fund Index. For the year ended December 31, 1996, the Fund produced a total return of 10.86% compared to the benchmark return of 14.90%. In the second half of 1996, the Fund returned 7.75% while the benchmark returned 8.25%. Security selection within all the asset classes contributed positively to relative performance, while the equity underweight and bond overweight adversely affected relative performance.

Although inflation was relatively stable throughout 1996, the bond market experienced a year of rising yields. Coming out of 1995, yields were relatively low, but they climbed rather strongly through June. The moderately strong economy in the first half of the year, coupled with higher oil prices, caused concern that both real rates and inflation may rise. These fears diminished somewhat in the second half, allowing rates to decline. However, yields failed to drop to levels seen at the start of the year, resulting in aggregate bond market performance that was positive but inferior to cash returns.

The equity market turned in another banner year, with broad market indices showing returns of more than 20%. However, there were large divergences in relative performance. Small stock performance was outpaced by the returns to large capitalization stocks by approximately 500 basis points.

After a few weeks of strength in January and early February, the equity market was flat until mid-September. However, as interest rates fell from that point to the start of December, equities again produced extremely good returns. The S&P 500 Index rose roughly 100 points in these two and a half months, from about 660 to 760. The equity market appears increasingly willing to extrapolate recent strong earnings growth and low volatility indefinitely into the future. At year-end, equity price gains had driven the market to an overpricing of around 25%.

Looking forward, return expectations in stocks appear insufficient compensation for the risks. Therefore, we have maintained a reduced exposure in the allocation to equities, with an offsetting increase in the allocation to bonds.
                   ------------------------------------------------------------
6

                    U.S. BALANCED FUND

--------------------------------------------------------------------------------
LOGO
 TOTAL RETURN

                                   6 months  1 year  Annualized
                                    ended    ended    7/31/95*
                                   12/31/96 12/31/96 to 12/31/96
----------------------------------------------------------------
SWISSKEY U.S. BALANCED FUND          7.75%   10.86%     13.84%
----------------------------------------------------------------
U.S. Balanced Mutual Fund Index**    8.25    14.90      17.04
----------------------------------------------------------------

*Inception date of the SwissKey U.S. Balanced Fund.
**An un-managed index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Index and 35% Salomon Brothers Broad Investment Grade Bond Index. Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the SwissKey U.S. Balanced Fund and the U.S. Balanced Mutual Fund Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1996. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


SWISSKEY U.S. BALANCED FUND
VS. U.S. BALANCED MUTUAL FUND INDEX
Wealth Value with Dividends Reinvested

                             [CHART APPEARS HERE]

              SwissKey U.S. Balanced Fund   U.S. Balanced Mutual Fund Index
              ---------------------------   -------------------------------
7/31/95                $10,000                         $10,000
9/30/95                $10,325                         $10,387
12/31/95               $10,841                         $10,876
3/31/96                $11,030                         $11,203
6/30/96                $11,154                         $11,544
9/30/96                $11,412                         $11,839
12/31/96               $12,018                         $12,496

 7/31/95 = $10,000                                      Data Through 12/31/96


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                   ------------------------------------------------------------

                    U.S. BALANCED FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996 (Unaudited)

-------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals..............................................................  0.29%
 Housing/Paper..........................................................  1.77
 Metals.................................................................  0.23
                                                                         -----
                                                                          2.29
Capital Investment
 Capital Goods..........................................................  3.91
 Technology.............................................................  2.53
                                                                         -----
                                                                          6.44
Consumer
 Autos/Durables.........................................................  0.11
 Discretionary..........................................................  2.84
 Health: Drugs..........................................................  3.51
 Health: Non-Drugs......................................................  1.74
 Non-Durables...........................................................  4.90
 Retail/Apparel.........................................................  1.79
                                                                         -----
                                                                         14.89
Energy..................................................................  2.16
Financial
 Banks..................................................................  4.39
 Non-Banks..............................................................  4.01
                                                                         -----
                                                                          8.40

Services................................................................   2.78%
Transportation..........................................................   2.70
Utilities...............................................................   1.34
Miscellaneous...........................................................   1.13
                                                                         ------
   Total U.S. Equities..................................................  42.13*
                                                                         ------
U.S. BONDS
Corporate Bonds
 Asset-Backed...........................................................   3.16
 CMO....................................................................   0.54
 Consumer...............................................................   1.51
 Financial..............................................................   1.65
 Industrial.............................................................   0.86
 Telecommunications.....................................................   1.62
                                                                         ------
                                                                           9.34
International Dollar Bonds..............................................   6.04
U.S. Government Agencies................................................  16.96
U.S. Government Obligations.............................................  21.03
                                                                         ------
   Total U.S. Bonds.....................................................  53.37*
                                                                         ------
SHORT-TERM INVESTMENTS..................................................  10.20*
                                                                         ------
   TOTAL INVESTMENTS.................................................... 105.70
LIABILITIES, LESS
 CASH AND OTHER ASSETS..................................................  (5.70)
                                                                         ------
NET ASSETS.............................................................. 100.00%
                                                                         ======

*The Fund held a long position in U.S. Treasury futures on December 31, 1996 which increased U.S. bond exposure from 53.37% to 61.65%. The Fund also held a short position in stock index futures which reduced U.S. equity exposure from 42.13% to 33.99%. These two adjustments result in a net decrease in the Fund's exposure to Short-Term Investments from 10.20% to 10.06%.

 ASSET ALLOCATION

As of December 31, 1996 (Unaudited)

                            CURRENT
                  BENCHMARK STRATEGY
------------------------------------
U.S. Equity           65%      35%
U.S. Bonds            35       65
Cash Equivalents       0        0
------------------------------------
                     100%     100%


 TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1996 (Unaudited)

                                   PERCENT OF
                                   NET ASSETS
---------------------------------------------
 1. Chase Manhattan Corp.             2.09%
 2. Xerox Corp.                       1.63
 3. Lockheed Martin Corp.             1.62
 4. Burlington Northern Santa Fe      1.61
 5. Corning, Inc.                     1.52
 6. Citicorp                          1.46
 7. Philip Morris Companies, Inc.     1.45
 8. Aon Corp.                         1.36
 9. Goodyear Tire & Rubber Co.        1.24
10. Enron Corp.                       1.12
---------------------------------------------

                   ------------------------------------------------------------
8

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                            ------- ------------
U.S. Equities -- 42.13%
Aetna Life & Casualty Co...................................  24,900 $  1,992,000
Allergan, Inc..............................................  40,400    1,439,250
Allstate Corp..............................................  22,300    1,290,613
Alza Corp. (b).............................................  39,400    1,019,475
Aon Corp...................................................  52,900    3,286,412
Automatic Data Processing, Inc.............................  39,700    1,702,138
Avon Products, Inc.........................................  26,700    1,525,237
Bard (C.R.), Inc...........................................  24,400      683,200
Beckman Instruments, Inc...................................  15,800      606,325
Birmingham Steel Corp......................................  15,900      302,100
Boston Technology, Inc. (b)................................  15,800      454,250
Brinker International, Inc. (b)............................  14,200      227,200
Burlington Northern Santa Fe...............................  45,100    3,895,513
Centerior Energy Co........................................  33,200      356,900
Chase Manhattan Corp.......................................  56,900    5,078,325
Choice Hotels International, Inc. (b)......................  25,800      454,725
CIGNA Corp.................................................  19,600    2,677,850
Circuit City Stores, Inc...................................   6,900      207,862
Citicorp...................................................  34,400    3,543,200
CMS Energy Corp............................................  43,100    1,449,238
Coca-Cola Enterprises, Inc.................................  16,100      780,850
Comerica, Inc..............................................  10,800      565,650
Comverse Technology, Inc. (b)..............................   7,300      276,031
Corning, Inc...............................................  79,500    3,676,875
CPC International, Inc.....................................   9,700      751,750
CVS Corp...................................................  31,300    1,295,037
Dial Corp..................................................  38,700      570,825
EMC Corp./Mass. (b)........................................  53,800    1,782,125
Enron Corp.................................................  62,800    2,708,250
Federal Express Corp. (b)..................................  58,800    2,616,600
Federated Department Stores (b)............................  23,000      784,875
FileNet Corp. (b)..........................................   6,100      195,200
First American Corp.-Tenn..................................   2,600      149,825
First Data Corp............................................  33,258    1,213,917
First of America Bank Corp.................................   5,100      306,638
Foodstar, Inc. (b).........................................  12,379      307,928
Ford Motor Co..............................................  23,000      733,125
Forest Laboratories, Inc. (b)..............................  26,800      877,700
Gannett Co., Inc...........................................  26,300    1,969,212
General Instrument Corp. (b)...............................  78,300    1,693,238
Genzyme Corp. (b)..........................................  15,900      345,825
Geon Co....................................................   5,800      113,825
Goodyear Tire & Rubber Co..................................  58,400    3,000,300
Harnischfeger Industries, Inc..............................  17,200      827,750
Health Care and Retirement Corp. (b).......................  29,150      834,419
Interpublic Group of Companies, Inc........................  19,600      931,000
James River Corp. of Virginia..............................  22,700      751,937
Kimberly-Clark Corp........................................  18,900    1,800,225
Kroger Co. (b).............................................  16,600      771,900
Lockheed Martin Corp.......................................  42,971    3,931,847
Lyondell Petrochemical Co..................................  43,100      948,200
Manor Care, Inc............................................  25,800      696,600
Martin Marietta Materials, Inc.............................  11,936      277,512
Masco Corp.................................................  25,400      914,400
Mattel, Inc................................................  93,950    2,607,112
Nabisco Holdings Corp. Class A.............................  28,600    1,111,825
National Semiconductor Corp. (b)...........................  15,900      387,563
Nextel Communications, Inc. Class A (b)....................  39,700      518,581
Old Republic International Corp............................  18,750      501,562

                                                            SHARES      VALUE
                                                          ---------- -----------
Peco Energy Co..........................................      24,500 $   618,625
Pentair, Inc............................................      18,500     596,625
Pharmacia & Upjohn, Inc.................................      50,300   1,993,138
Philip Morris Companies, Inc............................      31,200   3,513,900
Rhone-Poulenc Rorer, Inc................................      13,400   1,046,875
RJR Nabisco Convertible Preferred "C"...................     128,300     866,025
Schering Plough Corp....................................      34,600   2,240,350
Seagate Technology, Inc. (b)............................      10,600     418,700
Timken Co...............................................      16,600     761,525
Tyson Foods, Inc. Class A...............................      47,300   1,620,025
Ultramar Diamond Shamrock Corp..........................      44,790   1,416,484
US Bancorp..............................................      24,000   1,078,500
USF&G Corp..............................................      18,300     382,012
Vencor, Inc. (b)........................................      20,700     654,637
Viad Corp...............................................      38,700     638,550
Westvaco Corp...........................................       9,450     271,688
Whitman Corp............................................       1,700      38,887
WMX Technologies, Inc...................................      64,000   2,088,000
Xerox Corp..............................................      74,900   3,941,613
York International Corp.................................      16,200     905,175
360 Communications Co. (b)..............................      13,700     316,812
                                                                     -----------
Total U.S. Equities (Cost $80,838,984)..................             102,127,993
                                                                     -----------
                                                             FACE
                                                            AMOUNT      VALUE
                                                          ---------- -----------
Bonds -- 53.37%
U.S. CORPORATE BONDS -- 9.34%
AirTouch Communications 7.500%, due 07/15/06............  $2,000,000 $ 2,059,328
American Express Credit Account Master Trust 96-1A
 6.800%, due 12/15/03...................................   1,280,000   1,300,250
BellSouth Corp. 0.000%, due 12/15/15....................   3,175,000     704,844
Capital One Bank 6.830%, due 05/17/99...................   2,000,000   2,009,232
Chase Manhattan Auto Owner Trust
 96C-4A 6.150%, due 03/15/02............................   1,360,000   1,353,200
Chase Manhattan Credit Card Master Trust 96-4A 6.730%,
 due 02/15/03...........................................   2,000,000   2,027,700
Chrysler Financial Corp. MTN 6.500%, due 08/21/97.......   1,000,000   1,004,753
Dayton Hudson Credit Card Master Trust 95-1A 6.100%, due
 09/25/98...............................................   2,000,000   2,005,380
Ford Motor Credit Corp. MTN 5.370%, due 09/08/98........     945,000     933,695
GE Capital Mtg. Services, Inc. 94-9A 6.500%, due
 02/25/24...............................................   1,560,557   1,309,432
GMAC MTN 6.750%, due 06/10/02...........................   1,000,000   1,003,768
Lockheed Martin Corp. 7.700%, due 06/15/08..............   2,000,000   2,093,670
News America Corp. 7.750%, due 01/20/24.................   1,000,000     955,896
Telecommunications, Inc. 9.800%, due 02/01/12...........   2,100,000   2,274,647
Time Warner Entertainment, Inc. 8.375%,
 due 03/15/23...........................................   1,125,000   1,143,537
Time Warner, Inc. 9.150%, due 02/01/23..................     425,000     460,563
                                                                     -----------
                                                                      22,639,895
                                                                     -----------

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT       VALUE
                                                         ----------- -----------
INTERNATIONAL DOLLAR BONDS--6.04%
BCH Cayman Islands Ltd. 7.700%, due 07/15/06...........  $ 2,100,000 $ 2,161,226
International Bank for Reconstruction & Development
 6.375%, due 07/21/05..................................    1,500,000   1,479,513
LKB 8.125%, due 01/27/00...............................    1,780,000   1,870,527
Petroliam Nasional 7.125%, due 08/15/05................    1,500,000   1,512,779
Ras Laffan Liquefied Natural Gas Co. Ltd. 144-A 8.294%,
 due 03/15/14..........................................    1,735,000   1,763,988
Republic of Italy 6.875%, due 09/27/23.................    1,500,000   1,426,980
S.E. Banken 144-A 6.625%, due 03/29/49.................    2,000,000   1,970,000
Southern Investments UK 6.800%, due 12/01/06...........      930,000     910,310
Swedbank FRN 7.500%, due 11/29/49......................    1,500,000   1,535,625
                                                                     -----------
                                                                      14,630,948
                                                                     -----------
U.S. GOVERNMENT AGENCIES--16.96%
Federal Home Loan Mortgage Corp. 6.520%, due 01/02/02..    3,500,000   3,510,329
 6.500%, due 05/15/21..................................    1,192,691   1,082,343
Federal Home Loan Mortgage Corp. Gold
 8.000%, due 05/01/23..................................      872,323     888,952
 9.000%, due 03/01/24..................................      423,904     452,458
 9.500%, due 04/01/25..................................    1,375,782   1,480,685
Federal National Mortgage Association
 6.500%, due 03/01/03..................................    2,560,000   2,532,813
 8.000%, due 12/18/11..................................    1,000,000   1,033,750
 7.500%, due 05/01/25..................................    1,477,313   1,476,852
 6.500%, due 03/01/26..................................    9,864,563   9,411,414
 7.000%, due 03/01/26..................................    1,000,000     978,438
 7.500%, due 12/01/26..................................    2,632,083   2,632,241
Federal National Mortgage Association Strip
 8.000%, due 07/01/24 interest only....................    1,096,078     337,767
 0.000%, due 07/01/26 principal only...................      994,546     669,141
Government National Mortgage Association
 11.000%, due 09/15/15.................................      345,360     385,723
 8.000%, due 08/15/22..................................    1,004,798   1,032,610
 7.000%, due 06/15/23..................................      419,966     410,911
 7.000%, due 07/15/23..................................      415,773     406,808
 7.000%, due 09/15/23..................................       95,784      93,718
 9.000%, due 07/15/24..................................      164,420     173,258
 8.500%, due 11/15/24..................................      180,521     186,952
 8.500%, due 01/15/25..................................      374,518     387,860
 9.000%, due 05/15/25..................................      478,039     503,734
 7.500%, due 06/15/25..................................    2,097,195   2,099,607
 8.000%, due 02/15/26..................................    2,329,109   2,393,579
 6.500%, due 03/20/26..................................    1,486,831   1,409,237
 8.000%, due 09/15/26..................................    4,231,054   4,315,675
Independent National Mortgage Corp. 8.350%, due
 06/25/25..............................................      800,000     819,240
                                                                     -----------
                                                                      41,106,095
                                                                     -----------

                                                         FACE
                                                        AMOUNT       VALUE
                                                      ----------- ------------
U.S. GOVERNMENT OBLIGATIONS--21.03%
U.S. Treasury Coupon Strip 0.000%, due 05/15/08
 principal only...................................... $ 9,305,000 $  4,428,343
U.S. Treasury Notes and Bonds
 5.500%, due 11/15/98................................   2,105,000    2,089,213
 6.250%, due 10/31/01................................  10,115,000   10,121,322
 7.000%, due 07/15/06................................  15,230,000   15,824,929
 8.125%, due 05/15/21................................  15,965,000   18,519,400
                                                                  ------------
                                                                    50,983,207
                                                                  ------------
Total U.S. Bonds (Cost $129,757,543).................              129,360,145
                                                                  ------------
SHORT-TERM INVESTMENTS--10.20%
U.S. GOVERNMENT OBLIGATIONS--0.44%
U.S. Treasury Bills 5.063%, due 05/01/97.............   1,085,000    1,066,816
                                                                  ------------
COMMERCIAL PAPER--9.76%
Burlington Northern Santa Fe 5.650%, due 01/17/97....   1,000,000      997,489
Case Credit Corp.
 5.510%, due 01/07/97................................   1,000,000      999,082
 5.600%, due 01/09/97................................   1,000,000      998,755
Cincinnati Bell, Inc. 7.250%, due 01/02/97...........   5,922,000    5,920,807
CNA Financial Corp. 6.250%, due 01/23/97.............   1,000,000      996,181
Crown Cork & Seal Co., Inc.
 5.580%, due 01/29/97................................   2,500,000    2,489,150
 5.580%, due 01/31/97................................   2,000,000    1,990,700
PanEnergy Corp. 6.050%, due 01/17/97.................   1,500,000    1,495,967
Rite Aid Corp.
 5.650%, due 01/06/97................................   1,000,000      999,215
 5.600%, due 01/21/97................................   2,300,000    2,292,844
Tyson Foods, Inc. 5.750%, due 01/09/97...............     989,000      987,736
US West Capital Funding Inc. 5.600%, due 02/12/97....   1,500,000    1,490,200
Vastar Resources, Inc. 6.020%, due 01/02/97..........   1,000,000      999,833
Whirlpool Financial Corp. 6.000%, due 01/03/97.......   1,000,000      999,667
                                                                  ------------
                                                                    23,657,626
                                                                  ------------
Total Short-Term Investments (Cost $24,724,389)......               24,724,442
                                                                  ------------
Total Investments
 (Cost $235,320,916)--105.70% (a)....................              256,212,580
                                                                  ------------
Liabilities, less cash and other assets--(5.70%).....              (13,806,437)
                                                                  ------------
Net Assets--100%.....................................             $242,406,143
                                                                  ============

See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------
10

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $235,320,916; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $23,263,277
      Gross unrealized depreciation................................  (2,371,613)
                                                                    -----------
        Net unrealized appreciation................................ $20,891,664
                                                                    ===========

(b) Non-income producing security
MTN: Medium term note

FUTURES CONTRACTS (NOTE 4)

The U.S. Balanced Fund had the following open futures contracts as of December 31, 1996:

                                 SETTLEMENT                 CURRENT   UNREALIZED
                                    DATE    COST/PROCEEDS    VALUE       LOSS
                                 ---------- ------------- ----------- ----------
      INTEREST RATE FUTURES BUY
       CONTRACTS
      5 Year U.S. Treasury
       Note, 55 contracts......  March 1997  $ 5,916,531  $ 5,862,656 $ (53,875)
      10 Year U.S. Treasury
       Note, 89 contracts......  March 1997    9,861,375    9,712,125  (149,250)
      30 Year U.S. Treasury
       Bond, 40 contracts......  March 1997    4,599,531    4,505,000   (94,531)
      INDEX FUTURES SALE CON-
       TRACTS
      Standard & Poor's 500, 53
       contracts...............  March 1997   19,689,500   19,729,250   (39,750)
                                                                      ---------
        Total..................                                       $(337,406)
                                                                      =========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1996 was $1,066,816.



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $235,320,916) (Note 1).............. $256,212,580
 Cash............................................................    5,756,041
 Receivables:
  Investment securities sold.....................................      415,655
  Dividends......................................................      181,703
  Interest.......................................................    1,700,017
  Fund shares sold...............................................      191,981
  Variation margin (Note 4)......................................      380,337
 Other assets....................................................       28,745
                                                                  ------------
    TOTAL ASSETS.................................................  264,867,059
                                                                  ------------
LIABILITIES:
 Payables:
  Investment securities purchased................................   22,156,538
  Fund shares redeemed...........................................       36,974
  Investment advisory fees (Note 2)..............................       74,069
  Accrued expenses...............................................      193,335
                                                                  ------------
    TOTAL LIABILITIES............................................   22,460,916
                                                                  ------------
NET ASSETS....................................................... $242,406,143
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)........................................ $218,436,635
 Accumulated distributions in excess of net investment income....         (187)
 Accumulated net realized gain...................................    3,415,437
 Net unrealized appreciation.....................................   20,554,258
                                                                  ------------
    NET ASSETS................................................... $242,406,143
                                                                  ============
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $240,953,839 and 20,423,505 shares is-
   sued and outstanding) (Note 6)................................ $      11.80
                                                                  ============
 SwissKey Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,452,304 and 123,608 shares issued and outstanding) (Note
   6)............................................................ $      11.75
                                                                  ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME
 Interest.......................................................... $ 4,451,939
 Dividends.........................................................     897,064
                                                                    -----------
    TOTAL INCOME...................................................   5,349,003
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................     814,540
 Administration....................................................      80,184
 Custodian.........................................................      68,520
 Distribution (Note 5).............................................       2,858
 Other.............................................................     214,159
                                                                    -----------
    TOTAL EXPENSES.................................................   1,180,261
    Expenses deferred by Advisor (Note 2)..........................    (246,439)
                                                                    -----------
    NET EXPENSES...................................................     933,822
                                                                    -----------
    NET INVESTMENT INCOME .........................................   4,415,181
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................   9,666,826
  Futures contracts................................................    (461,484)
                                                                    -----------
    Net realized gain..............................................   9,205,342
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments .....................................................   4,616,972
  Futures contracts................................................    (401,550)
                                                                    -----------
    Change in net unrealized appreciation or depreciation..........   4,215,422
                                                                    -----------
 Net realized and unrealized gain..................................  13,420,764
                                                                    -----------
 Net increase in net assets resulting from operations.............. $17,835,945
                                                                    ===========



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED      YEAR
                                                DECEMBER 31, 1996     ENDED
                                                   (UNAUDITED)    JUNE 30, 1996
                                                ----------------- -------------
OPERATIONS:
 Net investment income.........................   $  4,415,181    $  8,308,870
 Net realized gain.............................      9,205,342       8,233,205
 Change in net unrealized appreciation or de-
  preciation...................................      4,215,422       8,676,412
                                                  ------------    ------------
 Net increase in net assets resulting from op-
  erations.....................................     17,835,945      25,218,487
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
  Brinson Fund Class...........................     (5,812,532)     (7,711,341)
  SwissKey Fund Class..........................        (34,116)         (9,781)
 Distributions from net realized gain:
  Brinson Fund Class...........................    (10,324,916)     (9,885,505)
  SwissKey Fund Class..........................        (65,779)           (992)
                                                  ------------    ------------
 Total distributions to shareholders...........    (16,237,343)    (17,607,619)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     19,283,736      81,710,433
 Shares issued on reinvestment of distribu-
  tions........................................     16,166,850      17,593,608
 Shares redeemed...............................    (23,251,338)    (36,030,444)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 6).............     12,199,248      63,273,597
                                                  ------------    ------------
    TOTAL INCREASE IN NET ASSETS...............     13,797,850      70,884,465
                                                  ------------    ------------
NET ASSETS:
 Beginning of period...........................    228,608,293     157,723,828
                                                  ------------    ------------
 End of period (including accumulated undis-
  tributed net investment income of ($187) and
  $1,459,205, respectively)....................   $242,406,143    $228,608,293
                                                  ============    ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                             SIX MONTHS ENDED      YEAR      DECEMBER 30, 1994*
                             DECEMBER 31, 1996     ENDED          THROUGH
BRINSON FUND CLASS              (UNAUDITED)    JUNE 30, 1996   JUNE 30, 1995
-------------------------------------------------------------------------------
Net asset value, beginning
 of period..................     $  11.71        $  11.23         $  10.00
                                 --------        --------         --------
 Income from investment op-
  erations:
  Net investment income.....         0.23            0.44              .23
  Net realized and
   unrealized gain..........         0.71            1.04             1.16
                                 --------        --------         --------
    Total income from in-
     vestment operations....         0.94            1.48             1.39
                                 --------        --------         --------
 Less distributions:
  Distributions from net in-
   vestment income..........        (0.31)          (0.43)           (0.16)
  Distributions from net re-
   alized gain..............        (0.54)          (0.57)              --
                                 --------        --------         --------
    Total distributions.....        (0.85)          (1.00)           (0.16)
                                 --------        --------         --------
Net asset value, end of pe-
 riod.......................     $  11.80        $  11.71         $  11.23
                                 ========        ========         ========
Total return (non-
 annualized)................         8.02%          13.52%           13.91%
Ratios/Supplemental data
 Net assets, end of period
  (in 000s).................     $240,954        $227,829         $157,724
 Ratio of expenses to aver-
  age net assets:
  Before expense reimburse-
   ment.....................         1.01%**         1.01%            1.06%
  After expense reimburse-
   ment.....................         0.80%**         0.80%            0.80%
 Ratio of net investment in-
  come to average net as-
  sets:
  Before expense reimburse-
   ment.....................         3.58%**         3.76%            4.36%
  After expense reimburse-
   ment.....................         3.79%**         3.97%            4.63%
 Portfolio turnover rate....          172%            240%             196%
 Average commission rate
  paid per share............      $0.0492        $ 0.0481              N/A

 *Commencement of investment operations
**Annualized
N/A = Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                               SIX MONTHS ENDED  JULY 31, 1995*
                                               DECEMBER 31, 1996    THROUGH
SWISSKEY FUND CLASS                               (UNAUDITED)    JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period..........      $ 11.67         $ 11.38
                                                    -------         -------
 Income from investment operations:
  Net investment income.......................         0.20            0.42
  Net realized and unrealized gain............         0.70            0.86
                                                    -------         -------
    Total income from investment operations...         0.90            1.28
                                                    -------         -------
 Less distributions:
  Distributions from net investment income....        (0.28)          (0.42)
  Distributions from net realized gain........        (0.54)          (0.57)
                                                    -------         -------
    Total distributions.......................        (0.82)          (0.99)
                                                    -------         -------
Net asset value, end of period................      $ 11.75         $ 11.67
                                                    =======         =======
Total return (non-annualized).................         7.75%          11.54%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........      $ 1,452         $   779
 Ratio of expenses to average net assets:
  Before expense reimbursement................         1.51%**         1.51%**
  After expense reimbursement.................         1.30%**         1.30%**
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement................         3.08%**         3.26%**
  After expense reimbursement.................         3.29%**         3.47%**
 Portfolio turnover rate......................          172%            240%
 Average commission rate paid per share.......      $0.0492         $0.0481

 *Commencement of SwissKey Fund Class distribution
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16

                    U.S. EQUITY FUND


--------------------------------------------------------------------------------
LOGO
The U.S. Equity Fund is an actively managed portfolio that invests in common stocks of U.S. corporations. The Fund is diversified by issue and industry; it is typically 70% invested in large capitalization stocks, with the remaining
30% in intermediate and small capitalization stocks. Investment strategies emphasize stock selection with attention to the management of factor and industry exposures.

For the period July 31, 1995 to December 31, 1996, the SwissKey U.S. Equity Fund provided an annualized return of 27.78% compared to its benchmark, the Wilshire 5000 Index, return of 22.47%. For the year ended December 31, 1996, the Fund returned 24.90%, while the benchmark returned 21.21%. The total return of the SwissKey U.S. Equity Fund was 12.63% for the second six months of 1996, compared to the 9.92% return for the Wilshire 5000 Index. The following paragraphs review the sources of excess returns in the second half of 1996.

The strong excess return of the U.S. Equity Fund in 1996 was attributable to a number of favorable industry and individual stock positions. Foremost among these was the sizeable overweighting in commercial banks where lower interest rates, sound credit quality and consolidation combined to produce strong industry performance. In addition, bank stock selection over and above the industry effect added meaningfully to Fund results. In the large capitalization sector, Citicorp and Chase Manhattan both posted total returns in excess of 50%. A package of smaller regional banks also performed well. These included U.S. Bancorp, Comerica, State Street Boston, First of America, Magna Group and First American of Tennessee.

Another important industry position last year was the significant Fund underweighting in both telephone and electric utility stocks. In the area of traditional telephone utilities, we believe new technology, intensifying competition and regulatory adjustments will narrow the gap between telephone pricing and cost of service in many regional markets. Electric utilities are also likely to suffer a breakdown in regulatory protection due to the advent of independent power producers, the wheeling of electric power and difficulty earning an adequate return on stranded investments.

Insurance and retail are two groups where industry performance was market-like in 1996 but where our collective issue selections added meaningfully to results. The strategy in insurance has been to concentrate on those companies where managements are restructuring and reorienting operations toward core lines of business. Such companies included Cigna, Aon, Allstate, Aetna, USF&G and Old Republic International. Similarly, the emphasis in retail was on those issues where managements were altering the business model with a clear focus on raising bottom line profitability. Our stock holdings here were CVS (formerly Melville), Federated Department Stores and Food Lion.

Technology was an industry where an underweight detracted from Fund excess return in 1996. Nevertheless, stock selections such as EMC Corp., Seagate Technology and National Semiconductor more than compensated for the shortfall. In addition, a number of our telecommunications equipment related holdings performed well including Corning, Comverse Technology, Boston Technology and Octel Communications. Other noteworthy individual stock contributors to Fund results last year were Avon Products, Philip Morris, Coca Cola Enterprises and Tyson Foods.

                   ------------------------------------------------------------

                    U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO
 TOTAL RETURN

                                             Annualized
                           6 months  1 year   7/31/95*
                            ended    ended       to
                           12/31/96 12/31/96  12/31/96
-------------------------------------------------------
SWISSKEY U.S. EQUITY FUND   12.63%   24.90%    27.78%
-------------------------------------------------------
Wilshire 5000 Index          9.92    21.21     22.47
-------------------------------------------------------

*Performance inception date of the SwissKey U.S. Equity Fund.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the SwissKey U.S. Equity Fund and the Wilshire 5000 Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1996. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


SWISSKEY U.S. EQUITY FUND
VS. WILSHIRE 5000 INDEX
Wealth Value with Dividends Reinvested

                             [CHART APPEARS HERE]

             SwissKey U.S. Equity Fund   Wilshire 5000 Index
             -------------------------   -------------------
7/31/95              $10,000                   $10,000
9/30/95              $10,570                   $10,483
12/31/95             $11,335                   $10,994
3/31/96              $12,194                   $11,612
6/30/96              $12,570                   $12,123
9/30/96              $12,966                   $12,466
12/31/96             $14,157                   $13,326
7/31/95              $10,000                   Data through 12/31/96

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.


                   ------------------------------------------------------------
18

                    U.S. EQUITY FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996 (Unaudited)

-------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals..............................................................   0.65%
 Housing/Paper..........................................................   4.04
 Metals.................................................................   0.52
                                                                         ------
                                                                           5.21
Capital Investments
 Capital Goods..........................................................   8.94
 Technology.............................................................   5.77
                                                                         ------
                                                                          14.71
Consumer
 Autos/Durables.........................................................   0.25
 Discretionary..........................................................   6.49
 Health: Drugs..........................................................   8.02
 Health: Non-Drugs......................................................   3.96
 Non-Durables...........................................................  11.18
 Retail/Apparel.........................................................   4.09
                                                                         ------
                                                                          33.99

Energy..................................................................   4.94%
Financial
 Banks..................................................................  10.03
 Non-Banks..............................................................   9.15
                                                                         ------
                                                                          19.18
Services................................................................   6.34
Transportation..........................................................   6.17
Utilities...............................................................   3.07
Miscellaneous...........................................................   2.61
                                                                         ------
   Total U.S. Equities..................................................  96.22*
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   3.51*
                                                                         ------
   TOTAL INVESTMENTS....................................................  99.73
CASH AND OTHER ASSETS,
 LESS LIABILITIES ......................................................   0.27
                                                                         ------
NET ASSETS.............................................................. 100.00%
                                                                         ======

*The Fund held a net long position in stock index futures on December 31, 1996 which increased U.S. equity exposure from 96.22% to 100% and reduced exposure to Short-Term investments from 3.51% to -0.27%.
--------------------------------------------------------------------------------

 TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1996 (Unaudited)

                                   Percent of
                                   Net Assets
---------------------------------------------
 1. Chase Manhattan Corp.             4.77%
 2. Xerox Corp.                       3.71
 3. Lockheed Martin Corp.             3.70
 4. Burlington Northern Santa Fe      3.65
 5. Corning, Inc.                     3.45
 6. Citicorp                          3.33
 7. Philip Morris Companies, Inc.     3.29
 8. Aon Corp.                         3.08
 9. Goodyear Tire & Rubber Co.        2.81
10. Enron Corp.                       2.55
---------------------------------------------


---------------    ------------------------------------------------------------

                    U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                            ------- ------------
U.S. Equities -- 96.22%
Aetna Life & Casualty Co...................................  40,300 $  3,224,000
Allergan, Inc..............................................  67,300    2,397,563
Allstate Corp..............................................  37,400    2,164,525
Alza Corp. (b).............................................  65,600    1,697,400
Aon Corp...................................................  87,900    5,460,787
Automatic Data Processing, Inc.............................  64,100    2,748,288
Avon Products, Inc.........................................  47,700    2,724,862
Bard (C.R.), Inc...........................................  40,700    1,139,600
Beckman Instruments, Inc...................................  26,300    1,009,263
Birmingham Steel Corp......................................  26,400      501,600
Boston Technology, Inc. (b)................................  26,200      753,250
Brinker International, Inc. (b)............................  26,600      425,600
Burlington Northern Santa Fe...............................  75,000    6,478,125
Centerior Energy Co........................................  55,300      594,475
Chase Manhattan Corp.......................................  94,700    8,451,975
Choice Hotels International, Inc. (b)......................  42,900      756,113
CIGNA Corp.................................................  32,500    4,440,312
Circuit City Stores, Inc. (b)..............................  11,200      337,400
Citicorp...................................................  57,400    5,912,200
CMS Energy Corp............................................  71,700    2,410,913
Coca-Cola Enterprises, Inc.................................  35,100    1,702,350
Comerica, Inc..............................................  18,100      947,987
Comverse Technology, Inc. (b)..............................  12,200      461,313
Corning, Inc............................................... 132,200    6,114,250
CPC International, Inc. ...................................  16,200    1,255,500
CVS Corp. .................................................  51,900    2,147,363
Dial Corp..................................................  64,400      949,900
EMC Corp./Mass. (b)........................................  94,500    3,130,312
Enron Corp................................................. 104,800    4,519,500
Federal Express Corp. (b)..................................  97,600    4,343,200
Federated Department Stores (b)............................  38,300    1,306,988
FileNet Corp. (b)..........................................  15,600      499,200
First American Corp.-Tenn. ................................   4,700      270,836
First Data Corp............................................  56,230    2,052,395
First of America Bank Corp.................................   8,400      505,050
Footstar, Inc. (b).........................................  14,925      371,259
Ford Motor Co..............................................  34,800    1,109,250
Forest Laboratories, Inc. (b)..............................  44,600    1,460,650
Gannett Co., Inc...........................................  43,800    3,279,525
General Instrument Corp. (b)............................... 130,200    2,815,575
Genzyme Corp. (b)..........................................  26,500      576,375
Geon Co. ..................................................   9,700      190,363
Goodyear Tire & Rubber Co..................................  96,900    4,978,237
Harnischfeger Industries, Inc. ............................  28,900    1,390,813
Health Care and Retirement Corp. (b).......................  48,550    1,389,744
Interpublic Group of Companies, Inc........................  32,600    1,548,500
James River Corp. of Virginia..............................  37,700    1,248,812
Kimberly-Clark Corp........................................  31,600    3,009,900
Kroger Co. (b).............................................  27,600    1,283,400
Lockheed Martin Corp.......................................  71,627    6,553,871
Lyondell Petrochemical Co..................................  71,700    1,577,400
Manor Care, Inc. ..........................................  42,900    1,158,300
Martin Marietta Materials, Inc. ...........................  19,157      445,400
Masco Corp. ...............................................  41,400    1,490,400
Mattel, Inc................................................ 156,875    4,353,281
Nabisco Holdings Corp. Class A.............................  47,500    1,846,562

                                                           SHARES      VALUE
                                                         ---------- ------------
National Semiconductor Corp. (b)........................     25,900 $    631,313
Nextel Communications, Inc. Class A (b).................     66,000      862,125
Old Republic International Corp.........................     30,850      825,237
Peco Energy Co. ........................................     41,900    1,057,975
Pentair, Inc............................................     34,700    1,119,075
Pharmacia & Upjohn, Inc. ...............................     83,500    3,308,688
Philip Morris Companies, Inc............................     51,800    5,833,975
Rhone-Poulene Rorer, Inc. ..............................     22,100    1,726,562
RJR Nabisco Convertible Preferred "C"...................    213,600    1,441,800
Schering Plough Corp....................................     57,500    3,723,125
Seagate Technology, Inc. (b)............................     17,600      695,200
Timken Co...............................................     27,600    1,266,150
Tyson Foods, Inc. Class A...............................     78,600    2,692,050
Ultramar Diamond Shamrock Corp. ........................     74,718    2,362,957
US Bancorp..............................................     39,900    1,793,006
USF&G Corp..............................................     30,500      636,688
Vencor, Inc. (b)........................................     34,300    1,084,737
Viad Corp. .............................................     64,400    1,062,600
Westvaco Corp...........................................     15,700      451,375
Whitman Corp............................................      3,300       75,488
WMX Technologies, Inc...................................    107,000    3,490,875
Xerox Corp. ............................................    125,000    6,578,125
York International Corp.................................     27,000    1,508,625
360 Communications Co. (b)..............................     22,733      525,701
                                                                    ------------
Total U.S. Equities (Cost $144,329,405).................             170,665,464
                                                                    ------------
                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- ------------
Short-Term Investments -- 3.51%
U.S. GOVERNMENT OBLIGATIONS -- 0.17%
U.S. Treasury Bills 5.063%, due 05/01/97................ $  300,000 $    294,972
                                                                    ------------
COMMERCIAL PAPER -- 3.34%
Cincinnati Bell, Inc. 7.250%, due 01/02/97..............  2,430,000    2,429,511
CNA Financial Corp. 6.250%, due 01/23/97................    500,000      498,090
Crown Cork & Seal Co., Inc. 5.580%, due 01/29/97........    500,000      497,830
Tyson Foods, Inc. 5.750%, due 01/09/97..................    261,000      260,667
Vastar Resources, Inc. 6.850%, due 01/10/97.............  1,500,000    1,497,431
Whirlpool Financial Corp. 6.000%, due 01/03/97..........    750,000      749,750
                                                                    ------------
                                                                       5,933,279
                                                                    ------------
Total Short-Term Investments
 (Cost $6,228,216)......................................               6,228,251
                                                                    ------------
Total Investments
 (Cost $150,557,621) -- 99.73% (a)......................             176,893,715
                                                                    ------------
Cash and other assets, less liabilities -- 0.27%........                 472,135
                                                                    ------------
Net Assets -- 100%......................................            $177,365,850
                                                                    ============

See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------
20

                    U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $150,557,621; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $28,243,273
      Gross unrealized depreciation................................  (1,907,179)
                                                                    -----------
        Net unrealized appreciation................................ $26,336,094
                                                                    ===========

(b) Non-income producing security

FUTURES CONTRACTS (NOTE 4)

The U.S. Equity Fund had the following open index futures contracts as of December 31, 1996:

                                    SETTLEMENT             CURRENT   UNREALIZED
                                       DATE       COST      VALUE    GAIN/(LOSS)
                                    ---------- ---------- ---------- -----------
      INDEX FUTURES BUY CONTRACTS
      Standard & Poors 500, 18
       contracts..................  March 1997 $6,785,075 $6,700,500  $(84,575)
      INDEX FUTURES SALE CONTRACTS
      Standard & Poor's 500, 1
       contract...................  March 1997    377,600    377,250     5,350
                                                                      --------
                                                                      $(79,225)
                                                                      ========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1996 was $294,972.




                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $150,557,621) (Note 1) .............. $176,893,715
 Cash.............................................................    3,238,167
 Receivables:
  Investment securities sold......................................      711,094
  Dividends.......................................................      306,932
  Fund shares sold................................................      309,665
 Other assets.....................................................       24,831
                                                                   ------------
    TOTAL ASSETS..................................................  181,484,404
                                                                   ------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................    2,707,175
  Fund shares redeemed............................................    1,074,412
  Variation margin (Note 4).......................................      175,550
  Investment advisory fees (Note 2)...............................       36,162
  Accrued expenses................................................      125,255
                                                                   ------------
    TOTAL LIABILITIES.............................................    4,118,554
                                                                   ------------
NET ASSETS........................................................ $177,365,850
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $147,729,146
 Accumulated undistributed net investment income..................        4,145
 Accumulated net realized gain....................................    3,375,690
 Net unrealized appreciation......................................   26,256,869
                                                                   ------------
    NET ASSETS.................................................... $177,365,850
                                                                   ============
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $166,642,358 and 11,008,767 shares is-
   sued and outstanding) (Note 6)................................. $      15.14
                                                                   ============
 SwissKey Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $10,723,492 and 709,464 shares issued
   and outstanding) (Note 6)...................................... $      15.11
                                                                   ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
 Dividends......................................................... $ 1,360,510
 Interest..........................................................     153,130
                                                                    -----------
    TOTAL INCOME...................................................   1,513,640
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................     530,359
 Administration....................................................      48,142
 Custodian.........................................................      47,719
 Accounting........................................................      41,800
 Registration......................................................      40,734
 Distribution (Note 5).............................................      19,756
 Other.............................................................      83,749
                                                                    -----------
    TOTAL EXPENSES.................................................     812,259
    Expenses deferred by Advisor (Note 2)..........................    (186,334)
                                                                    -----------
    NET EXPENSES...................................................     625,925
                                                                    -----------
    NET INVESTMENT INCOME..........................................     887,715
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on:
  Investments......................................................   9,682,760
  Futures contracts................................................     377,715
                                                                    -----------
    Net realized gain .............................................  10,060,475
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments .....................................................   8,716,058
  Futures contracts ...............................................     (76,450)
                                                                    -----------
    Change in net unrealized appreciation or depreciation..........   8,639,608
                                                                    -----------
 Net realized and unrealized gain .................................  18,700,083
                                                                    -----------
 Net increase in net assets resulting from operations.............. $19,587,798
                                                                    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED      YEAR
                                                DECEMBER 31, 1996     ENDED
                                                   (UNAUDITED)    JUNE 30, 1996
                                                ----------------- -------------
OPERATIONS:
 Net investment income.........................   $    887,715    $  1,333,171
 Net realized gain ............................     10,060,475       7,826,393
 Change in net unrealized appreciation or de-
  preciation ..................................      8,639,608      13,357,238
                                                  ------------    ------------
 Net increase in net assets resulting from op-
  erations.....................................     19,587,798      22,516,802
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
   Brinson Fund Class..........................     (1,048,487)     (1,233,245)
   SwissKey Fund Class.........................        (51,089)        (17,809)
 Distributions from net realized gain:
   Brinson Fund Class..........................    (12,393,320)     (1,764,213)
   SwissKey Fund Class.........................       (838,501)         (2,611)
                                                  ------------    ------------
 Total distributions to shareholders...........    (14,331,397)     (3,017,878)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     36,689,740      71,976,805
 Shares issued on reinvestment of distribu-
  tions........................................     13,560,021       2,944,272
 Shares redeemed...............................     (9,869,057)     (5,264,717)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 6).............     40,380,704      69,656,360
                                                  ------------    ------------
    TOTAL INCREASE IN NET ASSETS...............     45,637,105      89,155,284
                                                  ------------    ------------
NET ASSETS:
 Beginning of period...........................    131,728,745      42,573,461
                                                  ------------    ------------
 End of period (including accumulated undis-
  tributed net investment income of $4,145 and
  $216,006, respectively)......................   $177,365,850    $131,728,745
                                                  ============    ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                             SIX MONTHS
                                ENDED           YEAR          YEAR      FEBRUARY 22, 1994*
                          DECEMBER 31, 1996     ENDED         ENDED          THROUGH
BRINSON FUND CLASS           (UNAUDITED)    JUNE 30, 1996 JUNE 30, 1995   JUNE 30, 1994
------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........      $  14.59        $  11.53       $  9.65          $10.00
                              --------        --------       -------          ------
 Income from investment
  operations:
  Net investment income.          0.08            0.17          0.16            0.05
  Net realized and
   unrealized gain
   (loss)...............          1.80            3.31          1.89           (0.36)
                              --------        --------       -------          ------
    Total income (loss)
     from investment
     operations.........          1.88            3.48          2.05           (0.31)
                              --------        --------       -------          ------
 Less distributions:
  Distributions from net
   investment income....         (0.10)          (0.17)        (0.14)          (0.04)
  Distributions from net
   realized gain........         (1.23)          (0.25)        (0.03)            --
                              --------        --------       -------          ------
    Total distributions.         (1.33)          (0.42)        (0.17)          (0.04)
                              --------        --------       -------          ------
Net asset value, end of
 period.................         15.14        $  14.59       $ 11.53          $ 9.65
                              ========        ========       =======          ======
Total return (non-
 annualized)............         12.96%          30.57%        21.45%          (3.10%)
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........      $166,642        $126,342       $42,573          $8,200
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          1.04%**         1.14%         1.70%           5.40% **
  After expense reim-
   bursement............          0.80%**         0.80%         0.80%           0.80% **
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          0.95%**         1.13%         1.09%          (2.82%)**
  After expense reim-
   bursement............          1.19%**         1.47%         1.99%           1.78% **
 Portfolio turnover
  rate..................            25%             36%           33%              9%
 Average commission rate
  paid per share........      $ 0.0445        $ 0.0457           N/A             N/A

 *Commencement of investment operations
**Annualized
N/A = Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                               SIX MONTHS ENDED  JULY 31, 1995*
                                               DECEMBER 31, 1996    THROUGH
SWISSKEY FUND CLASS                               (UNAUDITED)    JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period..........      $ 14.58         $ 11.94
                                                    -------         -------
 Income from investment operations:
  Net investment income.......................         0.04            0.10
  Net realized and unrealized gain............         1.79            2.92
                                                    -------         -------
    Total income from investment operations...         1.83            3.02
                                                    -------         -------
 Less distributions:
  Distributions from net investment income....        (0.07)          (0.13)
  Distributions from net realized gain........        (1.23)          (0.25)
                                                    -------         -------
    Total distributions.......................        (1.30)          (0.38)
                                                    -------         -------
Net asset value, end of period................      $ 15.11         $ 14.58
                                                    =======         =======
Total return (non-annualized).................        12.63%          25.70%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........      $10,724         $ 5,387
 Ratio of expenses to average net assets:
  Before expense reimbursement................         1.56%**         1.66%**
  After expense reimbursement.................         1.32%**         1.32%**
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement................         0.43%**         0.61%**
  After expense reimbursement.................         0.67%**         0.95%**
 Portfolio turnover rate......................           25%             36%
 Average commission rate paid per share.......      $0.0445         $0.0457

 *Commencement of SwissKey Fund Class distribution
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26

                    U.S. BOND FUND


--------------------------------------------------------------------------------
LOGO
The U.S. Bond Fund is an actively managed diversified portfolio of U.S. dollar-denominated investment-grade fixed income securities. Our goal for the Fund is to achieve a total return superior to that of an unmanaged market index.

Macroeconomic and monetary analysis are the key elements in our strategy. We develop expectations about the returns on U.S. bonds based on the divergence of current market yields from our estimates of equilibrium yields. Relative value analysis serves as the basis of both our sector and individual security selection.

The SwissKey U.S. Bond Fund produced an annualized return of 6.39% since its inception on August 31, 1995 compared to the Salomon Brothers Broad Investment Grade (BIG) Bond Index return of 6.78%. In 1996, U.S. fixed income markets proved disappointing to investors by underperforming both cash and most riskier asset classes. For the year ended December 31, 1996, the Fund produced a total return of 3.15% compared to the Benchmark return of 3.63%. In the second half of 1996, the Fund returned 5.19% compared to the Benchmark return of 4.94%.

The underlying economic fundamentals that influence bond prices and yields were unusually well behaved in 1996. The pace of real economic activity fluctuated around a stable path with alternating periods of above- and below-trend growth. Inflation rates were stable. Treasury deficits continued to decline. Federal Reserve interest rate policies were steady. The overnight funds target rate was cut from 5.50% to 5.25% at the end of January 1996 and remained unchanged at the 5.25% level through the balance of the year.

In 1996, U.S. interest rates were more volatile than the underlying economic fundamentals. Investor expectations shifted in reaction to fluctuations in economic data that were often statistical noise. During 1996, sentiment shifted from optimism that a slow-growth economy would prompt further Federal Reserve easing, to pessimism that an economy near full employment would overheat, resulting in either an up-tick in inflation or Fed tightening or both.

Interest rates, which were at their lows for the year at the beginning of 1996, rose fairly steadily in the first half of 1996 and moved irregularly lower in the second half. Year over year, Treasury yields rose 35 basis points for one-year maturities, while yields in the three-to-ten year range were up approximately 80 basis points. Thirty-year Treasury bond yields, which were below 6.00% at the beginning of 1996, rose to a high of 7.20% by mid-year and fell to 6.65% by year-end. As a result of these shifts, the yield curve steepened from cash to intermediate maturities while modestly flattening from intermediate to long maturities.

Our investment strategies in early 1997 involve overweights in the ten-year and longer segments of the yield curve and corresponding underweights in intermediate maturities. This results in a Fund duration that is 1.3 times the duration of the benchmark. Intermediate and long-term U.S. interest rates are well above our equilibrium estimates. If market forces bring yields back in line with our estimates of value, U.S. bonds will deliver total returns well in excess of current yield levels as bond prices appreciate.

                   ------------------------------------------------------------

                    U.S. BOND FUND

--------------------------------------------------------------------------------
LOGO
 TOTAL RETURN

                                               6 months  1 year  Annualized
                                                ended    ended    8/31/95*
                                               12/31/96 12/31/96 to 12/31/96
----------------------------------------------------------------------------
SWISSKEY U.S. BOND FUND                          5.19%    3.15%     6.39%
----------------------------------------------------------------------------
Salomon Brothers Broad Investment Grade (BIG)
 Bond Index                                      4.94     3.63      6.78
----------------------------------------------------------------------------

*Inception date of the SwissKey U.S. Bond Fund.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the SwissKey U.S. Bond Fund and the Salomon Brothers Broad Investment Grade (BIG) Bond Index if you had invested $10,000 on August 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1996. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


SWISSKEY U.S. BOND FUND
VS. SALOMON BROTHERS BIG BOND INDEX
Wealth Value with Dividends Reinvested

                             [CHART APPEARS HERE]

            SwissKey U.S. Bond Fund   Salomon Brothers BIG Bond Index
            -----------------------   -------------------------------
8/31/95            $10,000                       $10,000
9/30/95            $10,080                       $10,094
12/31/95           $10,529                       $10,532
3/31/96            $10,284                       $10,350
6/30/96            $10,324                       $10,400
9/30/96            $10,491                       $10,594
12/31/96           $10,861                       $10,914

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                   ------------------------------------------------------------
28

                    U.S. BOND FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1996 (Unaudited)

--------------------------------------------------------------------------------
U.S. BONDS
Corporate Bonds
 Asset-backed...........................................................   4.18%
 CMO....................................................................   2.61
 Financial..............................................................  12.76
 Industrial.............................................................   1.67
 Telecommunications.....................................................   2.55
                                                                         ------
   Total U.S. Corporate Bonds...........................................  23.77
U.S. Government Agencies................................................  27.83
U.S. Government Obligations.............................................  39.67
International Dollar Bonds..............................................   4.43
                                                                         ------
   Total U.S. Bonds.....................................................  95.70
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   7.10
                                                                         ------
   TOTAL INVESTMENTS.................................................... 102.80
LIABILITIES, LESS
 CASH AND OTHER ASSETS..................................................  (2.80)
                                                                         ------
NET ASSETS.............................................................. 100.00%
                                                                         ======

                   ------------------------------------------------------------

                    U.S. BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT     VALUE
                                                          ---------- ----------
Bonds -- 95.70%
U.S. CORPORATE BONDS -- 23.77%
American Express Credit Account Master Trust 96-1A
 6.800%, due 12/15/03.................................... $  100,000 $  101,582
Capital One Bank 6.830%, due 05/17/99....................    185,000    185,854
Citicorp Mortgage Securities 5.750%, due 06/25/09........     89,877     76,116
Countrywide Funding FRN 6.650%, due 12/01/03.............    250,000    239,688
Dayton Hudson Credit Card Master Trust 95-1A 6.100%, due
 02/25/02................................................    100,000    100,269
GMAC MTN 7.450%, due 06/05/97............................    250,000    251,980
Green Tree Financial 94-2 8.300%, due 05/15/19...........    160,000    169,229
Lehman Brothers Holdings 7.250%, due 04/15/03............    225,000    226,363
Lockheed Martin Corp. 7.700%, due 06/15/08...............    150,000    157,025
News America Corp. 7.750%, due 01/20/24..................    250,000    238,974
Premier Auto Trust 96-4A, 6.400%, due 10/06/01...........    190,000    190,912
Salomon, Inc. 6.750%, due 02/15/03.......................    300,000    292,949
                                                                     ----------
                                                                      2,230,941
                                                                     ----------
INTERNATIONAL DOLLAR BONDS -- 4.43%
Hanson PLC Notes 6.750%, due 09/15/05....................    100,000     97,934
Republic of Italy 6.875%, due 09/27/23...................    250,000    237,830
Royal Bank of Scotland 7.375%, due 04/01/06..............     80,000     79,730
                                                                     ----------
                                                                        415,494
                                                                     ----------
U.S. GOVERNMENT AGENCIES -- 27.83%
Federal Home Loan Mortgage Corp.
 6.750%, due 05/30/06....................................    150,000    151,106
 5.800%, due 08/15/19....................................    330,000    308,246
 6.500%, due 05/15/21....................................     86,167     78,194
Federal Home Loan Mortgage Corp. Gold
 6.000%, due 06/01/03....................................    111,475    108,828
 8.000%, due 11/01/22....................................     72,660     74,627
Federal National Mortgage Association
 6.500%, due 03/01/03....................................    250,000    247,345
 8.000%, due 12/18/11....................................    100,000    103,375
 7.500%, due 05/01/25....................................    210,419    210,353
 6.500%, due 02/01/26....................................    131,483    125,494
 6.500%, due 03/01/26....................................     59,456     56,725
Federal National Mortgage Association Strip
 8.000%, due 07/01/24 interest only......................    104,772     32,287
 0.000%, due 07/01/26 principal only.....................     93,546     62,938

                                                            FACE
                                                           AMOUNT     VALUE
                                                         ---------- ----------
Government National Mortgage Association
 9.000%, due 12/15/17................................... $   68,304 $   73,159
 7.500%, due 12/15/22...................................    409,733    411,979
 7.500%, due 06/15/25...................................    132,176    132,328
 6.500%, due 03/20/26...................................    118,159    111,992
 6.000%, due 11/20/26...................................    199,775    199,935
Independent National Mortgage Corp. 8.350%, due
 06/25/25...............................................    120,000    122,886
                                                                    ----------
                                                                     2,611,797
                                                                    ----------
U.S. GOVERNMENT OBLIGATIONS -- 39.67%
U.S. Treasury Coupon Strip 0.000%,
 due 05/15/08 principal only............................    285,000    135,634
U.S. Treasury Notes and Bonds
 6.250%, due 10/31/01...................................    595,000    595,372
 6.500%, due 05/15/05...................................    530,000    533,810
 7.000%, due 07/15/06...................................    535,000    555,899
 8.125%, due 05/15/21...................................  1,640,000  1,902,400
                                                                    ----------
                                                                     3,723,115
                                                                    ----------
Total U.S. Bonds (Cost $9,003,871)......................             8,981,347
                                                                    ----------
Short-Term Investments -- 7.10%
COMMERCIAL PAPER -- 7.10%
Cincinnati Bell, 7.250%, due 01/02/97...................    491,000    490,901
Duracell, Inc. 6.750%, due 01/02/97.....................    176,000    175,967
                                                                    ----------
Total Short-Term Investments
 (Cost $666,868)........................................               666,868
                                                                    ----------
Total Investments
 (Cost $9,670,739) -- 102.80%(a)........................             9,648,215
                                                                    ----------
Liabilities, less cash and other assets --(2.80%) (a)...              (263,154)
                                                                    ----------
Net Assets -- 100%......................................            $9,385,061
                                                                    ==========

(a) Aggregate cost for federal income tax purposes was $9,670,739; and net unrealized depreciation consisted of:

      Gross unrealized ap-
       preciation..........  $ 59,916
      Gross unrealized de-
       preciation..........   (82,440)
                             --------
       Net unrealized de-
        preciation.........  $(22,524)
                             ========

FRN:Floating rate note--The rate disclosed is that in effect at December 31, 1996.

MTN: Medium Term Note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $9,670,739) (Note 1)................. $ 9,648,215
 Cash.............................................................     272,993
 Receivables:
  Investment securities sold......................................     351,190
  Interest........................................................      99,507
  Fund shares sold................................................      52,466
  Due from Advisor (Note 2).......................................      14,375
 Other assets.....................................................      10,208
                                                                   -----------
    TOTAL ASSETS..................................................  10,448,954
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................     968,564
  Accrued expenses................................................      95,329
                                                                   -----------
    TOTAL LIABILITIES.............................................   1,063,893
                                                                   -----------
NET ASSETS........................................................ $ 9,385,061
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $ 9,330,105
 Accumulated undistributed net investment income..................      19,834
 Accumulated net realized gain....................................      57,646
 Net unrealized depreciation .....................................     (22,524)
                                                                   -----------
    NET ASSETS.................................................... $ 9,385,061
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $8,891,698 and 882,581 shares issued
   and outstanding) (Note 6)...................................... $     10.07
                                                                   ===========
 SwissKey Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $493,363 and 49,046 shares issued and
   outstanding) (Note 6).......................................... $     10.06
                                                                   ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
 Interest............................................................ $ 312,360
                                                                      ---------
    TOTAL INCOME.....................................................   312,360
                                                                      ---------
EXPENSES:
 Registration........................................................    26,797
 Professional........................................................    24,656
 Advisory (Note 2)...................................................    23,187
 Accounting..........................................................    22,986
 Transfer Agent......................................................    20,802
 Printing............................................................    17,664
 Custodian...........................................................    10,086
 Distribution (Note 5)...............................................     1,089
 Other...............................................................     9,634
                                                                      ---------
    TOTAL EXPENSES...................................................   156,901
    Expenses deferred and reimbursed by Advisor (Note 2).............  (128,202)
                                                                      ---------
    NET EXPENSES.....................................................    28,699
                                                                      ---------
    NET INVESTMENT INCOME ...........................................   283,661
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain...................................................    89,999
 Change in net unrealized appreciation or depreciation...............   123,739
                                                                      ---------
 Net realized and unrealized gain....................................   213,738
                                                                      ---------
 Net increase in net assets resulting from operations................ $ 497,399
                                                                      =========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED  AUGUST 31, 1995*
                                             DECEMBER 31, 1996     THROUGH
                                                (UNAUDITED)     JUNE 30, 1996
OPERATIONS:                                  ----------------- ----------------
 Net investment income......................    $  283,661       $   456,231
 Net realized gain/(loss)...................        89,999           (11,035)
 Change in net unrealized appreciation or
  depreciation..............................       123,739          (146,263)
                                                ----------       -----------
 Net increase in net assets resulting from
  operations................................       497,399           298,933
                                                ----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income...      (353,857)         (363,467)
 Distributions from net realized gain.......          (713)              --
 Distributions in excess of net realized
  gain......................................           --            (23,339)
                                                ----------       -----------
 Total distributions to shareholders**......      (354,570)         (386,806)
                                                ----------       -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold................................       864,572        10,200,031
 Shares issued on reinvestment of distribu-
  tions.....................................       344,994           386,807
 Shares redeemed............................    (1,649,868)         (867,431)
                                                ----------       -----------
 Net increase (decrease) in net assets re-
  sulting from capital share transactions
  (Note 6)..................................      (440,302)        9,719,407
                                                ----------       -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.      (297,473)        9,631,534
                                                ----------       -----------
NET ASSETS:
 Beginning of period........................     9,682,534            51,000
                                                ----------       -----------
 End of period (including accumulated undis-
  tributed net investment
  income of $19,834 and $90,190, respective-
  ly).......................................    $9,385,061       $ 9,682,534
                                                ==========       ===========

* Commencement of investment operations
**Distributions By Class:

 Distributions from net investment income:
  Brinson Fund Class........................      (335,801)         (350,335)
  SwissKey Fund Class.......................       (18,056)          (13,132)
 Distributions from and in excess of net re-
  alized gain:
  Brinson Fund Class........................          (675)          (23,071)
  SwissKey Fund Class.......................           (38)             (268)
                                                ----------       -----------
 Total distributions to shareholders........      (354,570)         (386,806)
                                                ----------       -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                             SIX MONTHS ENDED  AUGUST 31, 1995*
                                             DECEMBER 31, 1996     THROUGH
BRINSON FUND CLASS                              (UNAUDITED)     JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period........      $ 9.93            $10.00
                                                  ------            ------
 Income from investment operations:
  Net investment income.....................        0.32              0.50
  Net realized and unrealized gain (loss)...        0.22             (0.14)
                                                  ------            ------
    Total income from investment operations.        0.54              0.36
                                                  ------            ------
 Less distributions:
  Distributions from net investment income..       (0.40)            (0.40)
  Distributions in excess of net realized
   gain.....................................         --              (0.03)
                                                  ------            ------
    Total distributions.....................       (0.40)            (0.43)
                                                  ------            ------
Net asset value, end of period..............      $10.07            $ 9.93
                                                  ======            ======
Total return (non-annualized)...............        5.42%             3.60%
Ratios/Supplemental data
 Net assets, end of period (in 000s)........      $8,892            $9,047
 Ratio of expenses to average net assets:
  Before expense reimbursement..............        3.35%**           3.63%**
  After expense reimbursement...............        0.60%**           0.60%**
 Ratio of net investment income to average
  net assets:
  Before expense reimbursement..............        3.37%**           3.00%**
  After expense reimbursement...............        6.12%**           6.03%**
 Portfolio turnover rate....................         265%              363%

 *Commencement of investment operations
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                             SIX MONTHS ENDED  AUGUST 31, 1995*
                                             DECEMBER 31, 1996 THROUGH JUNE 30,
SWISSKEY FUND CLASS                             (UNAUDITED)          1996
-------------------------------------------------------------------------------
Net asset value, beginning of period........      $ 9.92            $10.00
                                                  ------            ------
 Income from investment operations:
  Net investment income.....................        0.30              0.46
  Net realized and unrealized gain (loss)...        0.22             (0.13)
                                                  ------            ------
    Total income from investment operations.        0.52              0.33
                                                  ------            ------
 Less distributions:
  Distributions from net investment income..       (0.38)            (0.38)
  Distributions in excess of net realized
   gain.....................................         --              (0.03)
                                                  ------            ------
    Total distributions.....................       (0.38)            (0.41)
                                                  ------            ------
Net asset value, end of period..............      $10.06            $ 9.92
                                                  ======            ======
Total return (non-annualized)...............        5.19%             3.24%
Ratios/Supplemental data
 Net assets, end of period (in 000s)........      $  493            $  636
 Ratio of expenses to average net assets:
  Before expense reimbursement..............        3.82%**           4.10%**
  After expense reimbursement...............        1.07%**           1.07%**
 Ratio of net investment income to average
  net assets:
  Before expense reimbursement..............        2.90%**           2.53%**
  After expense reimbursement...............        5.65%**           5.56%**
 Portfolio turnover rate....................         265%              363%

 *Commencement of investment operations
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of seven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, and Non-U.S. Equity Fund. Each Fund has two classes of shares outstanding, Brinson Fund Class and SwissKey Fund Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The following is a summary of significant accounting policies consistently followed by the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund (each a "Fund," collectively the "Funds") in the preparation of their financial statements.

A.INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which the most recent bid price or market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. U.S. equity securities, traded over-the-counter, are valued at the most recent bid price. Debt securities are valued at the most recent bid price by using market quotations or independent services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.INVESTMENT INCOME: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

D.FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1996, therefore, no federal income tax provision was required.

E.DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Differences in dividends per share between the classes are due to distribution expenses.

F.INCOME AND EXPENSE ALLOCATIONS: All income earned and expenses incurred by the Funds will be borne on a pro rata basis by each of the classes, except that the Brinson Fund Class will not incur any of the distribution expenses.

G.USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

--------------------------------------------------------------------------------
36

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on the Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates for the six months ended December 31, 1996, were as follows:

                                     BRINSON SWISSKEY
                                      CLASS   CLASS
                            ADVISORY EXPENSE EXPENSE  ADVISORY   FEES DEFERRED
                              FEE      CAP     CAP      FEES   AND/OR REIMBURSED
                            -------- ------- -------- -------- -----------------
U.S. Balanced Fund.........   0.70%   0.80%    1.30%  $814,540     $246,439
U.S. Equity Fund...........   0.70    0.80     1.32    530,359      186,334
U.S. Bond Fund.............   0.50    0.60     1.07     23,187      128,202

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were $3,680, $2,576 and $1,656 for the U.S. Balanced Fund, U.S. Equity Fund, and U.S. Bond Fund, respectively.

3.INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1996, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                        PURCHASES    FROM SALES
                                                       ------------ ------------
U.S. Balanced Fund.................................... $383,484,882 $384,396,868
U.S. Equity Fund......................................   63,102,416   37,150,734
U.S. Bond Fund........................................   23,975,970   24,362,303

4.FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

5.DISTRIBUTION PLAN
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Fund Class of shares. Annual fees under the Plan, which include a 0.25% service fee, total 0.50%, 0.52% and 0.47% of the average daily net assets of the SwissKey Fund Class of the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund, respectively.

--------------------------------------------------------------------------------

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

6.CAPITAL TRANSACTIONS

Capital stock transactions were as follows:

                                                 U.S. BALANCED FUND
                                    --------------------------------------------
                                       SIX MONTHS ENDED
                                      DECEMBER 31, 1996        PERIOD ENDED
                                         (UNAUDITED)           JUNE 30, 1996
                                    ---------------------- ---------------------
                                     SHARES      VALUE      SHARES      VALUE
                                    --------- ------------ --------- -----------
Sales:
  Brinson Class.................... 1,510,640 $ 18,264,307 6,944,846 $80,934,038
  SwissKey Class...................    83,085    1,019,429    67,290     776,395
                                    --------- ------------ --------- -----------
    Total Sales.................... 1,593,725 $ 19,283,736 7,012,136 $81,710,433
                                    ========= ============ ========= ===========
Dividend Reinvestment:
  Brinson Class.................... 1,371,436 $ 16,128,084 1,540,774 $17,588,758
  SwissKey Class...................     3,308       38,766       422       4,850
                                    --------- ------------ --------- -----------
    Total Dividend Reinvestment.... 1,374,744 $ 16,166,850 1,541,196 $17,593,608
                                    ========= ============ ========= ===========
Redemptions:
  Brinson Class.................... 1,910,824 $ 22,882,958 3,073,501 $36,019,481
  SwissKey Class...................    29,540      368,380       957      10,963
                                    --------- ------------ --------- -----------
    Total Redemptions.............. 1,940,364 $ 23,251,338 3,074,458 $36,030,444
                                    ========= ============ ========= ===========
                                                  U.S. EQUITY FUND
                                    --------------------------------------------
                                       SIX MONTHS ENDED
                                      DECEMBER 31, 1996        PERIOD ENDED
                                         (UNAUDITED)           JUNE 30, 1996
                                    ---------------------- ---------------------
                                     SHARES      VALUE      SHARES      VALUE
                                    --------- ------------ --------- -----------
Sales:
  Brinson Class.................... 2,041,391 $ 30,854,921 5,125,613 $66,685,850
  SwissKey Class...................   381,237    5,834,819   375,655   5,290,955
                                    --------- ------------ --------- -----------
    Total Sales.................... 2,422,628 $ 36,689,740 5,501,268 $71,976,805
                                    ========= ============ ========= ===========
Dividend Reinvestment:
  Brinson Class....................   876,492 $ 13,191,199   222,497 $ 2,935,334
  SwissKey Class...................    24,539      368,822       644       8,938
                                    --------- ------------ --------- -----------
    Total Dividend Reinvestment....   901,031 $ 13,560,021   223,141 $ 2,944,272
                                    ========= ============ ========= ===========
Redemptions:
  Brinson Class....................   568,938 $  8,826,760   380,602 $ 5,174,675
  SwissKey Class...................    65,737    1,042,297     6,874      90,042
                                    --------- ------------ --------- -----------
    Total Redemptions..............   634,675 $  9,869,057   387,476 $ 5,264,717
                                    ========= ============ ========= ===========
                                                   U.S. BOND FUND
                                    --------------------------------------------
                                       SIX MONTHS ENDED
                                      DECEMBER 31, 1996        PERIOD ENDED
                                         (UNAUDITED)           JUNE 30, 1996
                                    ---------------------- ---------------------
                                     SHARES      VALUE      SHARES      VALUE
                                    --------- ------------ --------- -----------
Sales:
  Brinson Class....................    69,080 $    707,725   953,454 $ 9,550,552
  SwissKey Class...................    15,038      156,847    63,717     649,479
                                    --------- ------------ --------- -----------
    Total Sales....................    84,118 $    864,572 1,017,171 $10,200,031
                                    ========= ============ ========= ===========
Dividend Reinvestment:
  Brinson Class....................    33,381 $    336,476    37,309 $   373,407
  SwissKey Class...................       846        8,518     1,362      13,400
                                    --------- ------------ --------- -----------
    Total Dividend Reinvestment....    34,227 $    344,994    38,671 $   386,807
                                    ========= ============ ========= ===========
Redemptions:
  Brinson Class....................   131,050 $  1,335,859    84,593 $   856,547
  SwissKey Class...................    30,962      314,009     1,055      10,884
                                    --------- ------------ --------- -----------
    Total Redemptions..............   162,012 $  1,649,868    85,648 $   867,431
                                    ========= ============ ========= ===========

--------------------------------------------------------------------------------
38

                                DISTRIBUTED BY:
                            FUNDS DISTRIBUTOR, INC.
                                60 STATE STREET
                                BOSTON, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

LOGO
10 East 50th Street, New York, New York 10022 . Tel: (800) SWISSKEY . http//networth.galt.com.swisskey

                                      LOGO
                         SWISSKEY NON-U.S. EQUITY FUND
                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1996



                            Your Key to Performance
                         -----------------------------

                    TRUSTEES AND OFFICERS


--------------------------------------------------------------------------------
LOGO

TRUSTEES

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob


OFFICERS

Frank K. Reilly, CFA           Carolyn M. Burke, CPA
Chairman of the Board          Assistant Secretary

E. Thomas McFarlan             Catherine E. Macrae
President and Treasurer        Assistant Secretary

Thomas J. Digenan, CFA, CPA    Debra L. Nichols
Assistant Treasurer            Assistant Secretary

Bruce G. Leto
Secretary

                   ------------------------------------------------------------

                     THE FUND'S ADVISOR -- BRINSON PARTNERS, INC.


--------------------------------------------------------------------------------
LOGO

In 1995, Brinson Partners, Inc. and Swiss Bank Corporation combined their institutional investment management organizations into a single investment management business operating as Brinson Partners, Inc. in North America and SBC Brinson in its other world-wide locations. We are a global investment management organization with over $72 billion in institutional assets under discretionary active management. We are also the investment advisor for SBC Private Banking mutual fund assets which total $47 billion. The firm manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other institutional investors located throughout the world. Our organization employs over 590 people in offices in Chicago, Basel, Frankfurt, Geneva, London, Melbourne, New York, Paris, Singapore, Sydney, Tokyo and Zurich.

Brinson Partners, Inc., an established U.S.-based leader in the investment business located in Chicago, acts as the headquarters of our world-wide investment management process. The firm began managing international securities and venture capital in the early to mid-1970s. Brinson Partners, Inc. pioneered the movement to the active management of global portfolios in the early 1980s for U.S. clients and has offered fully integrated global portfolios since then.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.

                   ------------------------------------------------------------

                    TABLE OF CONTENTS

--------------------------------------------------------------------------------

LOGO

Shareholder Letter............................................................ 4

Global Economic and Market Highlights......................................... 5

Non-U.S. Equity Fund.......................................................... 6

Schedule of Investments....................................................... 9

Financial Statements..........................................................14

Financial Highlights..........................................................17

Notes to Financial Statements.................................................19


                   ------------------------------------------------------------

                    SHAREHOLDER LETTER


--------------------------------------------------------------------------------
LOGO
February 19, 1997

Dear Shareholder:

We appreciate the confidence you have placed in us and are pleased to present you with the December 31, 1996 Semi-Annual Report for the Non-U.S. Equity Fund.
 This Report presents our current global economic and market outlook, as well as the Fund's recent investment strategies and performance. To summarize this information:

For the period from July 31, 1995 (inception date of the Fund) to December 31, 1996, the Fund provided an annualized total return of 14.66%. In the second half of 1996, the Fund returned 4.85%.

Market Strategy

The Fund continues to hold a 5.00% strategic cash position reflecting our view that, with very few exceptions, non-U.S. equity markets are modestly attractive. The Japanese equity market, which is the largest component of the index, is notably more overpriced than most of the other non-U.S. markets. Given our valuation analyses and fundamental considerations, we are underweight in Japan by 6.50%.

Currency Strategy

Currency strategy continues to emphasize those currencies that offer the highest expected cash returns in U.S. dollar terms. We continue to have limited exposure to the overvalued DM-bloc currencies and maintain an underweight in the yen. Offsetting these underweights is an overweight in the U.S. dollar. Our position is near neutral in the British pound, and in the Australian and Canadian dollars.

We look forward to the challenges ahead and, as always, welcome your thoughts and comments. Please visit our web-site at http://networth.galt.com/swisskey

Sincerely,

/s/ Raoul Weil             /s/ Raymond Simon
Raoul Weil                 Raymond Simon
Managing Director          Executive Director
PRIVATE  LOGO  BANKING     PRIVATE  LOGO  BANKING

                   ------------------------------------------------------------

                    GLOBAL ECONOMIC AND MARKET HIGHLIGHTS


--------------------------------------------------------------------------------
LOGO

A weaker yen is helping Japan recover from its recent recession. Prices at the consumer level appear to have stopped falling, and the economy has started showing real growth, although the expansion has been neither strong nor consis-tent. The weaker yen and incipient recovery may, however, reduce the pressure to address structural reform. The lack of unequivocal public support for re-formist candidates in the most recent election also may delay deregulation.

In pursuit of monetary union, the core European countries are trying to meet the Maastricht criteria. This has produced restrictive fiscal policies at a time of weak economic growth, thus exacerbating structural weaknesses in labor markets. The peripheral European economies have benefited from the drive to EMU, as bond yields and borrowing costs have dropped considerably. The U.S. economy remains among the most productive of the developed countries, due in large part to its flexible labor market.

Increases in oil prices to the $25 per barrel range have not flowed through to higher consumer price inflation. Central banks have been acting more responsi-bly since the last major bout of inflation around 1980. Increases in the rela-tive prices of inputs are no longer being accommodated and turned into general price increases.

 NON-U.S. EQUITY ENVIRONMENT

MAJOR MARKETS

Total Return in   6 months  1 year
U.S. Dollar        ended    ended
Hedged Terms      12/31/96 12/31/96
---------------------------------------
Japan              -9.23%    0.06%
U.K.               12.70    15.18
Germany            11.32    25.10
France             11.21    30.73
Canada             18.79    30.20
Netherlands        17.64    41.40
Australia           7.71     7.71
---------------------------------------

MAJOR CURRENCIES

Percent Change   6 months  1 year
Relative to       ended    ended
U.S. Dollars     12/31/96 12/31/96
----------------------------------
Yen               -5.50%   -11.13%
Pound             10.14    -10.22
Deutschemark      -1.23     -7.12
Canadian Dollar   -0.36     -0.50
----------------------------------


                   ------------------------------------------------------------

                    NON-U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO
The Non-U.S. Equity Fund invests in the common stocks of companies headquartered outside the U.S. We believe that in a non-U.S. investment program the country allocation decision is the most important. Country assessments are developed by the non-U.S. strategy team in Chicago working with our investment teams in Basel, Frankfurt, London, Paris, Singapore, Sydney and Tokyo. Currency strategies are separately developed and coordinated with market allocations.
Our industry strategies and individual security selections are determined by fundamental research.

Since its inception on July 31, 1995, the SwissKey Non-U.S. Equity Fund has earned an annualized return of 14.66% versus 6.60% for the benchmark, the Morgan Stanley Capital International Non-U.S. Equity (Free) Index. For the year ended December 31, 1996, the Fund returned 11.81% while the benchmark returned 7.11%. For the second half of 1996, the SwissKey Non-U.S. Equity Fund returned 4.85% compared to the 2.19% return of the benchmark.

During 1996 the majority of the developed markets earned double-digit returns, continuing 1995's strong performance. The best performing markets in dollar-hedged terms were Spain, rising 46.76%; Finland, gaining 44.95%; the Netherlands, increasing 41.39%; Sweden, up 39.86% and Hong Kong, adding 33.02%. The majority of other markets also earned double-digit returns. In sharp contrast, Japan was the weakest market, gaining 0.06% in dollar-hedged terms, followed by Singapore, growing 1.42%. The three other markets with single digit returns were Italy, rising 4.23%; New Zealand, adding 5.08%; and Australia, up 7.71%.

Since inception, market allocation has added to returns, but detracted somewhat from 1996 performance. Strategic cash, overweights in several Anglo-Saxon markets and underweights of Sweden, Switzerland and Hong Kong combined to reduce returns. Value was added from the strategy of underweighting Japan and Singapore, while overweighting Finland, the Netherlands, Spain and France.

Currency management has added solidly to returns since inception and was the greatest positive contributor to 1996 performance, helped by both the strength of the U.S. dollar and other dollar-bloc currencies and the weakness of the yen and the DM-bloc currencies. The current U.S. dollar overweight is driven by an underweighted exposure to the Japanese yen and minimal positions in the DM-bloc currencies.

During 1996, stock selection was strongly positive, largely due to excellent Japan stock selection, combined with good results in Canada, Germany and Italy. Positive stock selection from Japan resulted from the portfolio's exposure to high-quality defensive issues and exporters, and underexposure to financials and real estate. A negative contribution came from France and Malaysia, where outperforming momentum and small stocks were avoided.

                   ------------------------------------------------------------

                    NON-U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO

 TOTAL RETURN

                                     6 months  1 year  Annualized
                                      ended    ended    7/31/95*
                                     12/31/96 12/31/96 to 12/31/96
------------------------------------------------------------------
SWISSKEY NON-U.S. EQUITY FUND          4.85%   11.81%     14.66%
MSCI Non-U.S. Equity (Free) Index**    2.19     7.11       6.60
------------------------------------------------------------------

*Inception date of the SwissKey Non-U.S. Equity Fund
**Performance is net of withholding taxes on dividends.
Total return includes reinvestment of all capital gain and income distributions.


 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the SwissKey Non-U.S. Equity Fund and the MSCI Non-U.S. Equity (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1996.

No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


SWISSKEY NON-U.S. EQUITY FUND
VS. MSCI NON-U.S. EQUITY (FREE) INDEX
Wealth Value with Dividends Reinvested

                             [CHART APPEARS HERE]

              SwissKey Non-U.S. Equity Fund   MSCI Non-U.S. Equity (Free) Index
              -----------------------------   ---------------------------------
7/31/95                 $10,000                           $10,000
9/30/95                 $10,302                           $ 9,817
12/31/95                $10,858                           $10,220
3/31/96                 $11,158                           $10,538
6/30/96                 $11,578                           $10,713
9/30/96                 $11,630                           $10,727
12/31/96                $12,140                           $10,947
7/31/95                 $10,000              Data Through 12/31/96
Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                  -------------------------------------------------------------

                    NON-U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996 (Unaudited)

--------------------------------------------------------------------------------
NON-U.S. EQUITIES
Airlines.................................................................  0.26%
Appliances & Household Durables..........................................  2.12
Automobiles..............................................................  2.83
Banking.................................................................. 10.80
Beverages & Tobacco......................................................  2.28
Broadcasting & Publishing................................................  1.37
Building Materials.......................................................  1.14
Business & Public Service................................................  3.21
Chemicals................................................................  3.88
Construction.............................................................  1.88
Data Processing..........................................................  1.00
Electric Components......................................................  1.23
Electronics..............................................................  4.09
Energy...................................................................  8.08
Financial Services.......................................................  1.44
Food & House Products....................................................  4.61
Forest Products..........................................................  1.77
Gold Mining..............................................................  0.10
Health & Personal Care...................................................  3.99
Industrial Components....................................................  2.15
Insurance................................................................  4.09
Leisure & Tourism........................................................  0.61
--------------------------------------------------------------------------------

Machinery & Engineering................................................    1.38%
Merchandising..........................................................    4.16
Metals-Steel...........................................................    1.94
Miscellaneous Materials................................................    1.15
Multi-Industry.........................................................    4.28
Non-Ferrous Metals.....................................................    2.16
Real Estate............................................................    0.76
Recreation.............................................................    0.54
Shipping...............................................................    0.77
Telecommunications.....................................................    4.99
Textiles & Apparel.....................................................    0.23
Transportation.........................................................    0.83
Utilities..............................................................    5.89
                                                                         ------
  Total Non-U.S. Equities..............................................   92.01*
                                                                         ------
SHORT-TERM INVESTMENTS.................................................    6.43*
                                                                         ------
  TOTAL INVESTMENTS....................................................   98.44
CASH AND OTHER ASSETS,
 LESS LIABILITIES......................................................    1.56
                                                                         ------
  NET ASSETS...........................................................  100.00%
                                                                         ======

 MARKET AND CURRENCY STRATEGY

As of December 31, 1996 (Unaudited)

                   Portfolio
               -----------------
                Market  Currency
               Strategy Strategy Index
---------------------------------------
U.S. Dollar       0.0%    35.5%    0.0%
Japan            24.2     20.7    30.7
Australia         4.9      2.9     2.8
Belgium           3.2      1.2     1.1
Canada            2.9      3.9     4.5
Finland           1.5      1.5     0.6
France            9.6      1.1     6.6
Germany           8.3      3.8     7.8
Hong Kong         1.4      0.4     3.6
Italy             3.3      3.3     2.9
Malaysia          1.3      1.3     2.5
Netherlands       6.1      0.6     4.5
New Zealand       3.3      3.3     0.4
Spain             3.6      2.1     2.2
Sweden            0.0      0.0     2.4
Switzerland       1.6      0.1     5.4
U.K.             19.8     18.3    18.2
Cash Reserves     5.0      0.0     0.0
Other Markets     0.0      0.0     3.8
---------------------------------------
                100.0%   100.0%  100.0%

 TOP TEN NON-U.S. EQUITY HOLDINGS

As of December 31, 1996 (Unaudited)

  Percent of Net Assets
-----------------------
 1. Royal Dutch Petroleum Co.           1.73%
 2. British Telecommunications PLC      1.13
 3. General Electric Co. PLC            1.12
 4. Broken Hill Proprietary Co. Ltd.    1.07
 5. Lloyds TSB Group PLC                1.07
 6. Matsushita Electric Industrial Co.  1.05
 7. British Petroleum Co. PLC           1.05
 8. Toray Industries, Inc.              1.03
 9. Telecom Corp. of New Zealand Ltd.   0.95
10. Grand Metropolitan PLC              0.87
---------------------------------------------

*The Fund held a long position in Topix futures on December 31, 1996 which increased Japanese equity exposure from 23.34% to 25.03% and decreased the Fund's exposure to Short-Term Investments from 6.43% to 4.74%

                   ------------------------------------------------------------
8

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES     VALUE
                                                           ------- ------------
Non-U.S. Equities -- 92.01%
AUSTRALIA -- 4.76%
Amcor Ltd.................................................  85,700 $    550,685
Boral Ltd. ............................................... 120,000      341,223
Broken Hill Proprietary Co. Ltd. ......................... 192,270    2,736,679
CRA Ltd. .................................................  66,210    1,038,640
David Jones Ltd. ......................................... 316,600      440,071
Lend Lease Corp. Ltd. ....................................  21,578      418,192
M.I.M. Holdings Ltd. ..................................... 271,976      380,205
National Australia Bank Ltd. ............................. 110,448    1,298,356
News Corp. Ltd. .......................................... 231,257    1,219,656
News Corp. Ltd. Preferred.................................  60,000      266,878
Pacific Dunlop Ltd. ...................................... 152,700      388,118
Qantas Airways Ltd. ...................................... 203,161      338,871
Santos Ltd................................................ 128,900      522,152
WMC Ltd. ................................................. 100,700      634,274
Westpac Bank Corp. Ltd. .................................. 209,851    1,193,434
Woolworth's Ltd. ......................................... 163,000      392,287
                                                                   ------------
                                                                     12,159,721
                                                                   ------------
BELGIUM -- 3.18%
Delhaize-Le Lion S.A. ....................................   8,100      480,678
Electrabel S.A. ..........................................   6,265    1,481,218
Fortis AG.................................................   5,700      913,378
Fortis AG Strip (b).......................................      90           45
General de Banque S.A.....................................   1,300      465,536
Groupe Bruxelles Lambert S.A. ............................   3,530      453,968
Kredietbank NV............................................   2,410      789,057
Petrofina S.A. ...........................................   3,275    1,041,336
Societe Generale de Belgique..............................   5,828      456,853
Solvay S.A. Class A.......................................   1,235      755,242
Tractebel.................................................   1,650      767,484
Tractebel Warrants "99" (b)...............................   1,350       19,550
Union Miniere Group S.A. (b)..............................   7,080      479,214
                                                                   ------------
                                                                      8,103,559
                                                                   ------------
CANADA -- 2.66%
Alcan Aluminium Ltd. .....................................  14,500      489,293
Bank of Montreal..........................................  13,100      416,723
Barrick Gold Corp. .......................................   8,800      252,006
BCE, Inc. ................................................   8,200      390,676
Canadian National Railway Co. ............................  10,000      380,125
Canadian Pacific Ltd. ....................................  33,100      870,608
Hudson's Bay Co. .........................................  13,500      225,558
Imperial Oil Ltd. ........................................  11,900      560,010
Moore Corp. Ltd. .........................................  13,000      269,371
Noranda, Inc. ............................................  15,100      336,572
Northern Telecom Ltd. ....................................   5,000      310,813
NOVA Corp. ...............................................  22,700      201,229
Royal Bank of Canada......................................  15,000      526,412
Seagram Co. Ltd. .........................................  12,700      502,681
Thomson Corp. ............................................  32,400      715,088
TransCanada Pipelines Ltd. ...............................  19,700      344,959
                                                                   ------------
                                                                      6,792,124
                                                                   ------------
FINLAND -- 1.44%
Merita Ltd. Class A (b)................................... 127,400      395,275
Nokia Ab Class A..........................................  30,200    1,748,180

                                                             SHARES    VALUE
                                                             ------- ----------
Outokumpu OY Class A........................................  20,800 $  354,263
Pohjola Insurance Group Class B.............................   8,100    181,894
Sampo Insurance Co. Ltd. Class A............................   3,500    275,656
UPM-Kymmene Corp. (b).......................................  34,000    711,868
                                                                     ----------
                                                                      3,667,136
                                                                     ----------
FRANCE -- 9.43%
Accor S.A. .................................................   6,395    808,186
Alcatel Alsthom.............................................   8,725    699,517
AXA S.A. ...................................................   3,900    247,562
Banque Nationale de Paris...................................  31,930  1,233,298
CEP Communications..........................................   2,300    162,146
CEP Communications Warrants "97" (b)........................   4,400      5,036
Cie Bancaire S.A. ..........................................   7,588    896,192
Cie de Saint Gobain.........................................  10,913  1,540,797
Cie de Suez.................................................  13,844    587,452
Cie Generale des Eaux.......................................  15,864  1,962,135
Colas.......................................................   1,977    285,216
Credit Local de France......................................  14,550  1,265,047
Elf Aquitaine S.A. .........................................  15,634  1,420,343
GAN-Groupe des Assurances Nationales (b)....................     880     17,774
Groupe Danone...............................................   2,200    305,961
L'Oreal S.A. ...............................................     400    150,345
Lafarge S.A. ...............................................   7,600    455,091
LVMH........................................................   6,915  1,927,373
Michelin Class B............................................  18,350    988,677
Pechiney S.A. Class A (b)...................................  15,993    668,798
Peugeot S.A. ...............................................  15,580  1,750,191
Rhone-Poulenc Class A.......................................  36,500  1,242,012
Sanofi......................................................       1         99
SEITA.......................................................  12,500    521,765
Societe Generale............................................  12,640  1,364,003
Total S.A. Class B..........................................  22,895  1,858,482
UAP-Union des Assurances de Paris...........................  26,884    669,682
Usinor Sacilor..............................................  71,900  1,044,194
                                                                     ----------
                                                                     24,077,374
                                                                     ----------
GERMANY -- 7.53%
Allianz AG Holding..........................................     908  1,632,055
BASF AG.....................................................  25,780    986,970
Bayer AG....................................................  34,990  1,417,900
Bayerische Motoren Werke AG.................................   1,300    895,854
Commerzbank AG..............................................  27,540    698,731
Daimler-Benz AG (b).........................................  14,650  1,002,904
Deutsche Bank AG............................................  26,367  1,228,441
Deutsche Telekom AG (b).....................................  43,600    908,157
Henkel KGaA-Vorzug AG.......................................  11,550    569,593
Hochtief AG.................................................   7,400    290,507
Hoechst AG..................................................  11,680    540,383
M.A.N. AG...................................................   1,840    443,553
Mannesmann AG...............................................   2,457  1,055,756
Metro AG....................................................   7,958    622,243
Muenchener Rueckver AG......................................     462  1,119,700
Muenchener Rueckver AG Warrants "98" (b)....................      12      2,500
Preussag AG.................................................   2,969    670,438
RWE AG......................................................  19,000    793,978
Schering AG.................................................  12,192  1,027,669
Siemens AG..................................................   9,200    426,360
Thyssen AG..................................................   4,700    832,282

--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES      VALUE
                                                         --------- ------------
GERMANY (CONTINUED)
Veba AG.................................................    21,988 $  1,262,694
Volkswagen AG...........................................     1,900      785,965
                                                                   ------------
                                                                     19,214,633
                                                                   ------------
HONG KONG -- 1.52%
Cheung Kong Holdings Ltd. ..............................    38,000      337,755
China Light & Power Co. Ltd. ...........................    78,000      346,895
Guoco Group Ltd. .......................................    48,000      268,704
Hang Seng Bank Ltd. ....................................    31,500      382,811
Hong Kong Telecommunications Ltd. ......................   135,200      217,616
Hutchison Whampoa Ltd. .................................    85,000      667,591
Jardine Matheson Holdings ADR (c).......................    31,200      205,920
New World Development Co. Ltd. .........................    53,000      358,020
Sun Hung Kai Properties Ltd. ...........................    28,000      342,991
Swire Pacific Ltd. Class A .............................    44,000      419,527
Wharf (Holdings) Ltd. ..................................    68,000      339,345
                                                                   ------------
                                                                      3,887,175
                                                                   ------------
ITALY -- 2.98%
Assicurazioni Generali..................................    41,250      779,965
Danieli & Co. Savings (Risp)............................    73,000      304,867
Edison Spa..............................................    46,000      290,431
Eni Spa.................................................    40,000      204,801
Eni ADR (c).............................................    22,100    1,140,913
Fiat Spa-Priv...........................................   324,000      533,785
INA-Istituto Nazionale de Assicurazioni.................   136,000      176,742
Istituto Mobilaire Italiano Spa.........................    99,000      846,432
Italgas Spa.............................................    61,000      254,150
La Rinascente...........................................    35,000      202,565
La Rinascente Savings (Risp)............................    46,000      117,382
La Rinascente Warrants "99" (b).........................     2,800        1,232
Mediobanca Spa..........................................    21,000      113,045
Montedison Spa (b)...................................... 1,060,380      721,100
SAI-Savings (Risp)......................................    47,000      166,764
Telecom Italia Spa......................................   502,000      977,258
Telecom Italia Mobile Spa...............................   538,000      766,044
                                                                   ------------
                                                                      7,597,476
                                                                   ------------
JAPAN -- 23.34%
Amada Co. Ltd. .........................................   106,000      821,918
Asahi Glass Co. Ltd. ...................................   125,000    1,173,861
Bank of Tokyo-Mitsubishi Ltd. ..........................    95,000    1,759,714
Canon, Inc..............................................    90,000    1,985,009
Canon Sales Co., Inc. ..................................    35,200      782,424
Citizen Watch Co. Ltd. .................................    96,000      686,482
Dai Nippon Printing Co. Ltd. ...........................    95,000    1,661,497
Daiichi Pharmaceutical Co. Ltd..........................    68,000    1,089,687
Daikin Industries Ltd...................................   104,000      922,891
Daiwa House Industry Co. Ltd............................    52,000      667,528
Fanuc...................................................    42,100    1,345,662
Fujitsu.................................................    61,000      567,589
Hitachi Ltd.............................................   204,000    1,898,165
Honda Motor Co..........................................    27,000      769,966
Inax....................................................   132,000      975,756
Isetan..................................................    36,000      465,237
Ito-Yokado Co. Ltd......................................    38,000    1,650,039
Kaneka Corp.............................................    52,000      265,667
Keio Teito Electric Railway.............................   118,000      575,411

                                                           SHARES     VALUE
                                                           ------- ------------
Kinki Nippon Railway...................................... 119,000 $    741,251
Kirin Brewery Co. Ltd..................................... 113,000    1,109,848
Kokuyo....................................................  22,000      542,087
Kuraray Co. Ltd...........................................  92,000      848,109
Kyocera Corp. ............................................   9,000      559,835
Maeda Road Construction...................................  24,000      277,074
Matsushita Electric Industrial Co. ....................... 165,000    2,686,741
Mitsubishi Paper Mills.................................... 129,000      503,463
NGK Insulators............................................ 169,000    1,601,620
Nintendo Corp. Ltd........................................   9,500      678,513
Nippon Denso Co. Ltd......................................  71,000    1,706,643
Nippon Meat Packers, Inc..................................  67,000      865,857
Nippon Steel Co...........................................  83,000      244,559
Okumura................................................... 109,000      661,118
Orix Corp.................................................   2,000       83,053
Osaka Gas Co.............................................. 426,000    1,163,453
Sankyo Co. Ltd. ..........................................  76,000    2,147,670
Sanwa Bank Ltd. ..........................................  51,000      694,236
Secom.....................................................  24,000    1,449,470
Seino Transportation .....................................  37,000      408,030
Sekisui House Ltd. ....................................... 200,000    2,033,256
Shinmaywa Industries Ltd. ................................  96,000      705,505
Sony Corp.................................................  31,600    2,066,374
Sumitomo Bank............................................. 110,000    1,582,666
Sumitomo Electric Industries..............................  85,000    1,186,353
Takeda Chemical Industries................................  77,000    1,612,044
TDK Corp..................................................  19,000    1,235,892
Tokio Marine & Fire Insurance Co..........................  94,000      882,743
Tokyo Electric Power......................................  45,500      995,692
Tokyo Steel Mfg...........................................  76,700    1,090,333
Tonen Corp................................................  75,000      872,319
Toray Industries, Inc..................................... 425,000    2,618,032
Toshiba Corp.............................................. 243,000    1,524,115
Toyo Suisan Kaisha........................................  57,000      569,656
Toyota Motor Corp.........................................  27,000      774,619
Yamazaki Baking Co. Ltd. .................................  50,000      796,933
                                                                   ------------
                                                                     59,583,665
                                                                   ------------
MALAYSIA -- 1.25%
Hume Industries (Malaysia) Bhd............................  48,000      302,198
Kuala Lumpur Kepong Bhd................................... 109,000      276,222
Land & General Holdings Bhd............................... 108,500      259,919
Malayan Banking Bhd.......................................  21,000      232,825
Malaysia International Shipping Bhd (Frgn.)...............  63,000      187,092
Nestle (Malaysia) Bhd.....................................   9,000       72,342
Public Bank Bhd (Frgn.)................................... 102,000      216,076
Resorts World Bhd.........................................  39,000      177,589
Sime Darby Bhd............................................ 101,000      397,921
Telekom Malaysia Bhd......................................  34,000      302,910
Tenaga Nasional Bhd....................................... 120,000      574,936
YTL Corp. Bhd.............................................  34,000      183,092
                                                                   ------------
                                                                      3,183,122
                                                                   ------------

--------------------------------------------------------------------------------
10

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES      VALUE
                                                         --------- ------------
NETHERLANDS -- 5.99%
ABN AMRO Holdings NV....................................    19,560 $  1,271,055
Akzo Nobel NV...........................................     2,500      341,100
DSM NV..................................................     4,850      477,794
Hoogovens NV............................................     7,100      295,542
ING Groep NV............................................    52,834    1,899,910
KLM Royal Dutch Air Lines NV............................    11,400      320,310
KPN NV..................................................    33,797    1,287,635
Philips Electronics NV..................................    16,700      675,840
Royal Dutch Petroleum Co................................    25,230    4,418,204
Royal Dutch Petroleum Co. NY Shares (c).................     5,200      887,900
Unilever NV.............................................    11,440    2,021,197
Vendex International NV.................................    19,450      830,985
VNU-Ver Ned Uitgevers...................................    27,100      565,595
                                                                   ------------
                                                                     15,293,067
                                                                   ------------
NEW ZEALAND -- 3.04%
Brierley Investments Ltd................................ 1,395,600    1,291,766
Carter Holt Harvey Ltd..................................   481,600    1,092,303
Fletcher Challenge Building.............................   156,550      481,165
Fletcher Challenge Energy...............................   156,550      453,512
Fletcher Challenge Forest Ltd...........................   317,445      531,580
Fletcher Challenge Paper................................   313,100      643,765
Telecom Corp. of New Zealand Ltd........................   474,200    2,419,079
Telecom Corp. of New Zealand Ltd. ADS (c)...............    10,500      850,500
                                                                   ------------
                                                                      7,763,670
                                                                   ------------
SPAIN -- 3.50%
Acerinox S.A. ..........................................     2,500      360,561
Banco Bilbao-Vizcaya S. A...............................    12,500      673,650
Banco Central Hispanoamericano..........................    11,430      293,054
Banco Intercontinental Espanol S.A......................     2,091      323,597
Banco Popular Espanol S.A...............................     2,880      564,597
Banco Santander S.A.....................................    11,500      734,692
Cia Sevillana de Electricidad...........................    20,403      231,362
Empresa Nacional de Electridad S.A......................    15,200    1,079,746
Fomento de Construcciones y Contratas S.A...............     4,300      400,000
Gas Natural SDG S.A. ...................................     1,500      348,261
Iberdrola S.A...........................................    80,600    1,140,142
Mapfre Corp. ...........................................     5,800      352,704
Repsol S.A..............................................     6,200      237,371
Repsol S.A. ADR (c).....................................    15,500      590,937
Telefonica de Espana....................................    52,700    1,221,530
Vallehermosa S.A........................................     7,700      166,638
Viscofan Envolturas Celulosicas S.A.....................    15,300      223,487
                                                                   ------------
                                                                      8,942,329
                                                                   ------------
SWITZERLAND -- 1.79%
ABB AG (Bearer).........................................       210      260,408
CS Holdings AG (Reg.)...................................     2,678      274,242
Nestle S.A. (Reg.)......................................     1,251    1,338,860
Novartis AG (Reg.)......................................       957    1,092,635
Roche Holding AG (Gen.).................................        99      767,919
Schweiz Bankgesellschaft (Bearer).......................       270      235,875

                                                            SHARES     VALUE
                                                            ------- ------------
Societe Generale de Surveillance Holding S.A. (Bearer).....      75 $    183,772
Zurich Versicherungs (Reg.)................................   1,491      413,087
                                                                    ------------
                                                                       4,566,798
                                                                    ------------
UNITED KINGDOM -- 19.60%
Abbey National PLC.........................................  63,000      824,833
Bank of Scotland........................................... 104,000      549,101
Bass PLC...................................................  39,500      555,015
B.A.T. Industries PLC...................................... 222,000    1,840,818
Booker PLC.................................................  50,500      345,281
British Energy PLC......................................... 479,000    1,205,083
British Gas PLC............................................ 451,300    1,733,987
British Petroleum Co. PLC.................................. 223,252    2,676,502
British Steel PLC.......................................... 379,000    1,041,066
British Telecommunications PLC............................. 428,200    2,891,065
Charter PLC................................................  57,171      724,544
Coats Viyella PLC.......................................... 261,100      594,323
FKI PLC.................................................... 213,625      738,529
General Electric Co. PLC................................... 436,700    2,855,030
Glaxo Wellcome PLC.........................................  67,500    1,095,157
Grand Metropolitan PLC..................................... 282,700    2,220,765
Guinness PLC............................................... 224,200    1,755,460
Hanson PLC................................................. 451,500      629,766
Hillsdown Holdings PLC..................................... 321,900    1,101,831
House of Fraser PLC........................................ 360,800      947,849
HSBC Holdings PLC..........................................  72,000    1,609,310
Imperial Chemical Industries PLC...........................  24,000      315,660
Legal & General Group PLC.................................. 159,000    1,012,288
Lloyds TSB Group PLC....................................... 370,185    2,727,446
Marks & Spencer PLC........................................ 184,900    1,553,755
Millennium Chemicals, Inc. (b).............................   3,707       65,799
Mirror Group PLC........................................... 153,600      566,504
National Power PLC......................................... 106,500      891,297
National Westminster Bank PLC..............................  64,500      756,713
Northern Foods PLC......................................... 144,000      503,988
Peninsular & Oriental Steam Navigation Co.................. 177,700    1,794,335
Reckitt & Colman PLC.......................................  34,746      430,534
Redland PLC................................................  57,600      361,294
RJB Mining PLC............................................. 131,000      964,060
Royal & Sun Alliance Insurance Group PLC................... 106,149      807,517
RTZ Corp. PLC..............................................  70,800    1,134,763
Sainsbury (J.) PLC......................................... 147,000      976,142
Scottish Hydro-Electric PLC................................ 116,800      655,663
Sears PLC.................................................. 437,700      711,646
Sedgwick Group PLC......................................... 294,000      661,664
SmithKline Beecham PLC.....................................  84,800    1,174,835
Smurfit (Jefferson) Group PLC.............................. 156,000      463,221
Tesco PLC.................................................. 126,900      769,913
Thames Water PLC...........................................  84,600      886,830
Unilever PLC...............................................  40,200      974,556
Vodafone Group PLC......................................... 118,500      499,919
Yorkshire Water PLC........................................  36,000      436,522
                                                                    ------------
                                                                      50,032,179
                                                                    ------------
Total Non-U.S. Equities
 (Cost $215,959,551).......................................          234,864,028
                                                                    ------------

--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT       VALUE
                                                      ------------ ------------
Short-Term Investments -- 6.43%
COMMERCIAL PAPER -- 6.43%
Burlington Northern Santa Fe
 5.650%, due 01/17/97................................ $  1,500,000 $  1,496,233
Case Credit Corp.
 5.510%, due 01/07/97................................    1,000,000      999,082
Cincinnati Bell, Inc.
 7.250%, due 01/02/97................................    3,032,000    3,031,389
Crown Cork & Seal Co., Inc.
 5.520%, due 01/10/97................................    2,000,000    1,997,240
 5.580%, due 01/29/97................................    1,000,000      995,660
 5.580%, due 01/31/97................................    1,000,000      995,350
CSX Corp. 5.520%, due 01/15/97.......................    1,500,000    1,496,780
Rite Aid Corp.
 5.650%, due 01/06/97................................    1,500,000    1,498,823
 5.600%, due 01/21/97................................    1,000,000      996,889
Tyson Foods, Inc.
 5.750%, due 01/09/97................................      900,000      898,850
Vastar Resources, Inc.
 6.020%, due 01/02/97................................    1,000,000      999,833
Whirlpool Financial Corp.
 6.000%, due 01/03/97................................    1,000,000      999,667
                                                                   ------------
Total Short-Term Investments
 (Cost $16,405,796)..................................                16,405,796
                                                                   ------------
Total Investments
 (Cost $232,365,347) -- 98.44% (a)...................               251,269,824
                                                                   ------------
Cash and other assets,
 less liabilities -- 1.56%...........................                 3,994,983
                                                                   ------------
Net Assets -- 100%...................................              $255,264,807
                                                                   ============

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------
12

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $232,365,347; net unrealized appreciation consisted of:

      Gross unrealized appreciation............................... $ 31,057,745
      Gross unrealized depreciation...............................  (12,153,268)
                                                                   ------------
        Net unrealized appreciation............................... $ 18,904,477
                                                                   ============

(b) Non-income producing security
(c) Denominated in U.S. dollars

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Non-U.S. Equity Fund had the following open forward foreign currency contracts as of December 31, 1996:

                                SETTLEMENT    LOCAL       CURRENT   UNREALIZED
                                   DATE      CURRENCY      VALUE    GAIN/(LOSS)
                                ---------- ------------ ----------- ----------
      FORWARD FOREIGN CURRENCY
      BUY CONTRACTS
      Canadian Dollar.........    02/20/97    3,200,000 $ 2,342,279 $  (60,845)

     FORWARD FOREIGN CURRENCY SALE CONTRACTS
      Australian Dollar.......    02/20/97    5,750,000   4,564,330   (122,570)
      Belgian Franc...........    02/20/97  135,000,000   4,264,267    202,899
      British Pound...........    02/20/97    2,150,000   3,675,500   (363,834)
      Dutch Guilder...........    02/20/97   23,500,000  13,629,905    584,762
      French Franc............    02/20/97  113,000,000  21,799,221    576,855
      German Mark.............    02/20/97   16,400,000  10,675,842    439,372
      Hong Kong Dollars.......    02/20/97   17,600,000   2,275,681         (6)
      Japanese Yen............    02/20/97  505,000,000   4,381,039    294,604
      Spanish Peseta..........    02/20/97  420,000,000   3,224,988     72,233
      Swiss Franc.............    02/20/97    5,700,000   4,266,553    387,268
                                                                    ----------
        Total.................                                      $2,010,738
                                                                    ==========

FUTURES CONTRACTS (NOTE 5)

The Non-U.S. Equity Fund had the following open index futures contracts as of December 31, 1996:

                                SETTLEMENT                CURRENT   UNREALIZED
                                   DATE        COST        VALUE       LOSS
                                ---------- ------------ ----------- ----------
      INDEX FUTURES BUY CON-
       TRACTS
      Topix, 34 contracts.....  March 1997 $  4,484,708 $ 4,311,881 $ (172,827)
                                                                    ==========

The segregated cash pledged to cover margin requirements for the open positions at December 31, 1996 was $1,068,007.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $232,365,347) (Note 1)............... $251,269,824
 Cash.............................................................    6,576,841
 Foreign currency, at value (Cost $796,042).......................      805,150
 Receivables:
  Investment securities sold......................................      528,733
  Dividends.......................................................      640,537
  Fund shares sold................................................      120,851
 Net unrealized appreciation on forward foreign currency con-
  tracts..........................................................    2,010,738
 Other assets.....................................................       50,759
                                                                   ------------
    TOTAL ASSETS..................................................  262,003,433
                                                                   ------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................    5,090,839
  Fund shares redeemed............................................    1,093,192
  Variation margin (Note 5).......................................      172,827
  Investment advisory fees (Note 2)...............................      160,210
  Accrued expenses................................................      221,558
                                                                   ------------
    TOTAL LIABILITIES.............................................    6,738,626
                                                                   ------------
NET ASSETS........................................................ $255,264,807
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)......................................... $233,253,507
 Accumulated undistributed net investment income..................      199,582
 Accumulated net realized gain....................................    1,042,476
 Net unrealized appreciation......................................   20,769,242
                                                                   ------------
    NET ASSETS.................................................... $255,264,807
                                                                   ============
OFFERING PRICE PER SHARE:
 Brinson Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $253,355,869 and 22,855,725 shares is-
   sued and outstanding) (Note 7)................................. $      11.09
                                                                   ============
 SwissKey Fund Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $1,908,938 and 173,185 shares issued
   and outstanding) (Note 7)...................................... $      11.02
                                                                   ============

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
14

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $295,617 for foreign taxes withheld)........... $ 2,331,420
 Interest.........................................................     507,549
                                                                   -----------
    TOTAL INCOME..................................................   2,838,969
                                                                   -----------
EXPENSES:
 Advisory (Note 2)................................................     933,582
 Administration...................................................      72,871
 Accounting.......................................................      70,594
 Custodian........................................................      45,674
 Distribution (Note 6)............................................       6,504
 Other............................................................     147,475
                                                                   -----------
    TOTAL EXPENSES................................................   1,276,700
    Expenses deferred by Advisor (Note 2).........................    (103,191)
                                                                   -----------
    NET EXPENSES..................................................   1,173,509
                                                                   -----------
    NET INVESTMENT INCOME ........................................   1,665,460
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.....................................................   5,365,490
  Futures contracts...............................................   (541,034)
  Foreign currency transactions...................................     878,088
                                                                   -----------
    Net realized gain.............................................   5,702,544
                                                                   -----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency ...............................   5,665,728
  Futures contracts ..............................................    (192,976)
  Forward contracts...............................................     (54,807)
  Translation of other assets and liabilities denominated in for-
   eign currency..................................................      15,312
                                                                   -----------
    Change in net unrealized appreciation or depreciation.........   5,433,257
                                                                   -----------
Net realized and unrealized gain..................................  11,135,801
                                                                   -----------
Net increase in net assets resulting from operations.............. $12,801,261
                                                                   ===========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED      YEAR
                                                DECEMBER 31, 1996     ENDED
                                                   (UNAUDITED)    JUNE 30, 1996
                                                ----------------- -------------
OPERATIONS:
 Net investment income.........................   $  1,665,460    $  3,265,964
 Net realized gain.............................      5,702,544      22,260,813
 Change in net unrealized appreciation or de-
  preciation ..................................      5,433,257      10,918,989
                                                  ------------    ------------
 Net increase in net assets resulting from op-
  erations.....................................     12,801,261      36,445,766
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
  Brinson Fund Class...........................     (2,168,905)     (3,057,609)
  SwissKey Fund Class..........................        (10,222)         (8,629)
 Distributions from net realized gain:
  Brinson Fund Class...........................    (12,209,010)     (8,632,717)
  SwissKey Fund Class..........................        (94,152)        (14,731)
                                                  ------------    ------------
  Total distributions to shareholders..........    (14,482,289)    (11,713,686)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     49,366,958      86,752,018
 Shares issued on reinvestment of distribu-
  tions........................................     14,118,771      10,473,903
 Shares redeemed...............................    (20,168,223)    (56,648,208)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 7).............     43,317,506      40,577,713
                                                  ------------    ------------
   TOTAL INCREASE IN NET ASSETS................     41,636,478      65,309,793
                                                  ------------    ------------
NET ASSETS:
 Beginning of period...........................    213,628,329     148,318,536
                                                  ------------    ------------
 End of period (including accumulated undis-
  tributed net investment income of $199,582
  and $785,599, respectively)..................   $255,264,807    $213,628,329
                                                  ============    ============


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
16

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                           SIX MONTHS
                             ENDED
                          DECEMBER 31,      YEAR          YEAR      AUGUST 31, 1993*
                              1996          ENDED         ENDED         THROUGH
BRINSON FUND CLASS        (UNAUDITED)   JUNE 30, 1996 JUNE 30, 1995  JUNE 30, 1994
------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........    $  11.17      $   9.68      $   9.69        $ 10.00
                            --------      --------      --------        -------
 Income from investment
  operations:
  Net investment income.        0.07          0.18          0.15           0.10
  Net realized and
   unrealized gain
   (loss)...............        0.51          2.05         (0.16)         (0.34)
                            --------      --------      --------        -------
    Total income (loss)
     from investment
     operations.........        0.58          2.23         (0.01)         (0.24)
                            --------      --------      --------        -------
 Less distributions:
  Distributions from net
   investment income....       (0.10)        (0.18)          --           (0.07)
  Distributions from net
   realized gain........       (0.56)        (0.56)          --             --
                            --------      --------      --------        -------
    Total distributions.       (0.66)        (0.74)          --           (0.07)
                            --------      --------      --------        -------
Net asset value, end of
 period.................    $  11.09      $  11.17      $   9.68        $  9.69
                            ========      ========      ========        =======
Total return (non-
 annualized)............        5.37%        23.64%        (0.10%)        (2.45%)
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........    $253,356      $212,366      $148,319        $71,544
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............        1.08%**       1.20%         1.23%          1.60%**
  After expense reim-
   bursement............        1.00%**       1.00%         1.00%          1.00%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............        1.35%**       1.67%         1.93%          1.28%**
  After expense reim-
   bursement............        1.43%**       1.87%         2.16%          1.88%**
 Portfolio turnover
  rate..................          12%           20%           14%            12%
 Average commission rate
  paid per share........    $ 0.0224      $ 0.0219           N/A            N/A

 * Commencement of investment operations
** Annualized
N/A = Not applicable


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                               SIX MONTHS ENDED  JULY 31, 1995*
                                               DECEMBER 31, 1996    THROUGH
SWISSKEY FUND CLASS                               (UNAUDITED)    JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period..........      $ 11.12         $ 10.26
                                                    -------         -------
 Income from investment operations:
  Net investment income.......................         0.02            0.12
  Net realized and unrealized gain............         0.50            1.45
                                                    -------         -------
    Total income from investment operations...         0.52            1.57
                                                    -------         -------
 Less distributions:
  Distributions from net investment income....        (0.06)          (0.15)
  Distributions from net realized gain........        (0.56)          (0.56)
                                                    -------         -------
    Total distributions.......................        (0.62)          (0.71)
                                                    -------         -------
Net asset value, end of period................      $ 11.02         $ 11.12
                                                    =======         =======
Total return (non-annualized).................         4.85%          15.78%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........      $ 1,909         $ 1,262
 Ratio of expenses to average net assets:
  Before expense reimbursement................         1.92%**         2.04%**
  After expense reimbursement.................         1.84%**         1.84%**
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement................         0.51%**         0.83%**
  After expense reimbursement.................         0.59%**         1.03%**
 Portfolio turnover rate......................           12%             20%
 Average commission rate paid per share.......      $0.0224         $0.0219

 * Commencement of SwissKey Fund Class distribution
** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
18

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of seven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund and Non-U.S. Equity Fund. The Fund has two classes of shares outstanding, Brinson Fund Class and SwissKey Fund Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share of the Fund represents an identical interest in the investments of the Fund and has the same rights. The following is a summary of significant accounting policies consistently followed by the Non-U.S. Equity Fund (the "Fund") in the preparation of its financial statements.

A.INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C.INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D.INVESTMENT INCOME: Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E.FEDERAL INCOME TAXES: It is the policy of the Fund to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1996, therefore, no federal income tax provision was required.

F.DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to distribute its net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

G.INCOME AND EXPENSE ALLOCATION: All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Fund Class shares will not incur any of the distribution expenses of the SwissKey Fund Class.

H.USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a monthly fee based on the Fund's average daily net assets. The Advisor has agreed to waive its fees and reimburse the Fund to the extent total annualized expenses exceed a specified percentage of the Fund's average daily net assets. The expense cap is 1.00% and 1.84% of the average daily net assets of the Brinson Fund Class and SwissKey Fund Class, respectively. Investment advisory fees and other transactions with affiliates for the six months ended December 31, 1996, were as follows:

                                                      ADVISORY ADVISORY   FEES
                                                        FEE      FEES   DEFERRED
                                                      -------- -------- --------
Non-U.S. Equity Fund.................................   0.80%  $933,582 $103,191

Certain officers of the Fund are also officers of the Advisor. All officers serve without direct compensation from the Fund. Trustees' fees paid to unaffiliated trustees were $3,496.

3.INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1996, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                          PURCHASES  FROM SALES
                                                         ----------- -----------
Non-U.S. Equity Fund.................................... $54,054,840 $24,504,265

4.FORWARD FOREIGN CURRENCY CONTRACTS
The Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at and for the six months ended December 31, 1996, was the Fund's custodian.

5.FUTURES CONTRACTS
The Fund may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Fund enters into such contracts to hedge a portion of its portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.DISTRIBUTION PLAN
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Fund Class of shares. Annual fees under the Plan, which include a 0.25% service fee, shall not exceed 0.84% of the average daily net assets of the SwissKey Fund Class.

--------------------------------------------------------------------------------
20

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
7. CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                  SIX MONTHS ENDED
                                  DECEMBER 31, 1996       PERIOD ENDED
                                     (UNAUDITED)          JUNE 30, 1996
                                --------------------- ---------------------
                                 SHARES      VALUE     SHARES      VALUE
                                --------- ----------- --------- -----------
Sales:
 Brinson Fund Class............ 4,323,938 $48,513,082 8,044,119 $85,398,213
 SwissKey Fund Class...........    77,339     853,876   125,829   1,353,805
                                --------- ----------- --------- -----------
    Total Sales................ 4,401,277 $49,366,958 8,169,948 $86,752,018
                                ========= =========== ========= ===========
Dividend Reinvestment:
 Brinson Fund Class............ 1,296,079 $14,049,499   998,992 $10,452,496
 SwissKey Fund Class...........     6,426      69,272     2,042      21,407
                                --------- ----------- --------- -----------
    Total Dividend Reinvest-
     ment...................... 1,302,505 $14,118,771 1,001,034 $10,473,903
                                ========= =========== ========= ===========
Redemptions:
 Brinson Fund Class............ 1,774,371 $19,898,922 5,347,882 $56,492,091
 SwissKey Fund Class...........    24,099     269,301    14,352     156,117
                                --------- ----------- --------- -----------
    Total Redemptions.......... 1,798,470 $20,168,223 5,362,234 $56,648,208
                                ========= =========== ========= ===========

--------------------------------------------------------------------------------

                    DISTRIBUTED BY: FUNDS DISTRIBUTOR, INC.
                                60 STATE STREET
                                BOSTON, MA 02109

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the
Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

LOGO
10 East 50th Street, New York, New York 10022 . Tel: (800) SWISSKEY . http://networth.galt.com.swisskey